UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Asset ManagerSM

June 30, 2005

1.803291.101

FAA-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 49.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.1%
Aisin Seiki Co. Ltd.	43,400	$ 941
Bridgestone Corp.	111,000	2,137
Michelin SA (Compagnie Generale des Etablissements) Series B	56,800	3,461
NOK Corp.	39,900	1,115
Stanley Electric Co. Ltd.	122,100	1,982
Sumitomo Rubber Industries Ltd.	128,000	1,306
Tong Yang Industry Co. Ltd.	241,000	342
		11,284
Automobiles - 0.2%
Honda Motor Co. Ltd.	27,100	1,334
Hyundai Motor Co.	44,730	2,486
Kia Motors Corp.	94,540	1,257
Renault SA	53,900	4,755
Toyota Motor Corp.	149,900	5,358
		15,190
Diversified Consumer Services - 0.0%
ABC Learning Centres Ltd.	289,200	1,229
Raffles Education Corp. Ltd.	1,483,000	660
Riso Kyoiku Co. Ltd.	4,970	453
		2,342
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp. unit	118,900	6,486
China Travel International Investment HK Ltd.	2,126,000	643
H.I.S. Co. Ltd.	34,400	743
McDonald's Corp.	686,300	19,045
Royal Caribbean Cruises Ltd.	105,900	5,121
William Hill PLC	381,200	3,685
		35,723
Household Durables - 0.2%
Barratt Developments PLC	109,700	1,408
Casio Computer Co. Ltd.	66,000	863
Chitaly Holdings Ltd.	928,000	830
George Wimpey PLC	292,200	2,298
HTL International Holdings Ltd.	1,371,000	1,122
Koninklijke Philips Electronics NV (NY Shares)	171,500	4,320
LG Electronics, Inc.	13,220	841
Matsushita Electric Industrial Co. Ltd.	38,000	577
Sony Corp.	53,600	1,846
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Sumitomo Forestry Co. Ltd.	140,000	$ 1,357
Techtronic Industries Co. Ltd.	1,102,500	2,788
Tsann Kuen Enterprise Co. Ltd.	814,000	1,120
Wilson Bowden PLC	77,000	1,566
		20,936
Leisure Equipment & Products - 0.0%
Aruze Corp.	30,000	634
Asia Optical Co., Inc.	91,000	631
Li Ning Co. Ltd.	1,074,000	511
Mars Engineering Corp.	24,500	624
Sankyo Co. Ltd. (Gunma)	13,600	633
Sega Sammy Holdings, Inc.	28,000	1,717
		4,750
Media - 2.4%
Bandai Visual Co. Ltd.	151	513
Beijing Media Corp. Ltd. (H Shares)	126,000	295
Cablevision Systems Corp. - NY Group Class A (a)	140,900	4,537
Clear Channel Communications, Inc.	5,653,191	174,853
Cyber Agent Ltd.	300	1,339
ITV PLC	1,579,758	3,481
Lagardere S.C.A. (Reg.)	57,100	4,232
Macquarie Communications Infrastructure Group unit	231,300	1,110
Modern Times Group AB (MTG) (B Shares) (a)	40,650	1,247
News Corp.:
Class A	1,942,100	31,423
Class B unit	219	4
Omnicom Group, Inc.	158,100	12,626
Oricon, Inc.	205	357
Seek Ltd.	350,500	635
Television Broadcasts Ltd.	170,000	960
Tribune Co.	268,200	9,435
Univision Communications, Inc. Class A (a)	26,900	741
ValueClick Japan, Inc. (a)	6,264	230
Yedang Entertainment Co. Ltd. (a)	95,080	1,526
		249,544
Multiline Retail - 0.0%
Don Quijote Co. Ltd.	9,700	528
Specialty Retail - 2.7%
Esprit Holdings Ltd.	477,000	3,453
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Hikari Tsushin, Inc.	23,800	$ 1,712
Home Depot, Inc.	6,470,300	251,695
Pertama Holdings Ltd.	2,253,000	381
Ross Stores, Inc.	110,500	3,195
TJX Companies, Inc.	626,000	15,243
USS Co. Ltd.	14,220	907
		276,586
Textiles, Apparel & Luxury Goods - 0.1%
Adidas-Salomon AG	11,800	1,978
Billabong International Ltd.	117,000	1,215
Ted Baker PLC	267,600	2,400
		5,593
TOTAL CONSUMER DISCRETIONARY		622,476
CONSUMER STAPLES - 3.8%
Beverages - 0.3%
Asahi Breweries Ltd.	62,800	749
C&C Group PLC	423,000	1,904
Fosters Group Ltd.	59,400	241
PepsiCo, Inc.	464,370	25,043
Pernod-Ricard	31,600	5,048
Takara Holdings, Inc.	134,000	835
Yantai Changyu Pioneer Wine Co. (B Shares)	423,500	622
		34,442
Food & Staples Retailing - 2.2%
CVS Corp.	4,544,900	132,120
Safeway, Inc.	2,115,000	47,778
Wal-Mart Stores, Inc.	956,900	46,123
Wumart Stores, Inc. (H Shares)	102,000	164
		226,185
Food Products - 0.0%
Binggrea Co. Ltd.	16,400	712
Global Bio-Chem Technology Group Co. Ltd.	1,892,000	1,175
Global Bio-Chem Technology Group Co. Ltd. warrants 5/31/07 (a)	85,000	1
Hokuto Corp.	5,500	109
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
People's Food Holdings Ltd.	2,227,000	$ 1,149
Petra Foods Ltd.	1,265,000	780
		3,926
Household Products - 0.1%
Colgate-Palmolive Co.	228,300	11,394
LG Household & Health Care Ltd.	15,610	619
		12,013
Personal Products - 0.4%
Alberto-Culver Co.	865,900	37,519
Hengan International Group Co. Ltd.	162,000	113
		37,632
Tobacco - 0.8%
Altria Group, Inc.	1,221,000	78,950
TOTAL CONSUMER STAPLES		393,148
ENERGY - 2.4%
Energy Equipment & Services - 1.3%
Diamond Offshore Drilling, Inc.	611,300	32,662
ENSCO International, Inc.	562,400	20,106
Expro International Group PLC	129,500	1,052
GlobalSantaFe Corp.	951,001	38,801
Ocean RIG ASA (a)	443,500	3,665
Petroleum Geo-Services ASA (a)	100,200	2,415
Transocean, Inc. (a)	654,700	35,334
WorleyParsons Ltd.	59,600	358
		134,393
Oil, Gas & Consumable Fuels - 1.1%
BG Group PLC	474,800	3,905
China Shenhua Energy Co. Ltd. (H Shares)	465,500	449
CNOOC Ltd.	2,239,000	1,328
ConocoPhillips	900,800	51,787
Cosmo Oil Co. Ltd.	169,000	716
ENI Spa	341,300	8,751
Exxon Mobil Corp.	199,800	11,483
Formosa Petrochemical Corp.	221,000	452
GS Holdings Corp.	17,684	417
Nippon Mining Holdings, Inc.	203,500	1,154
PetroChina Co. Ltd. (H Shares)	1,544,000	1,134
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Petroleum Co. (Hague Registry)	64,300	$ 4,173
Shell Transport & Trading Co. PLC sponsored ADR	30,600	1,777
Statoil ASA	285,900	5,841
Total SA sponsored ADR	150,700	17,609
		110,976
TOTAL ENERGY		245,369
FINANCIALS - 11.3%
Capital Markets - 1.8%
Credit Suisse Group (Reg.)	99,284	3,886
DAB Bank AG	196,700	1,519
E*Trade Securities Co. Ltd.	91	277
Goldman Sachs Group, Inc.	423,100	43,165
JAFCO Co. Ltd.	15,700	835
Lehman Brothers Holdings, Inc.	175,400	17,414
Macquarie Bank Ltd.	45,000	2,048
Merrill Lynch & Co., Inc.	875,400	48,156
Monex Beans Holdings, Inc.	458	475
Morgan Stanley	1,025,600	53,813
Nikko Cordial Corp.	108,000	475
Northern Trust Corp.	116,737	5,322
Nuveen Investments, Inc. Class A	270,600	10,180
UBS AG (NY Shares)	29,300	2,281
		189,846
Commercial Banks - 1.8%
Banca Intesa Spa	736,188	3,372
Banco Bilbao Vizcaya Argentaria SA	131,600	2,021
Banco Santander Central Hispano SA	157,600	1,825
Bank of America Corp.	1,230,620	56,129
BNP Paribas SA	62,400	4,282
Hokuhoku Financial Group, Inc.	229,000	702
Jeonbuk Bank	0	0
Kookmin Bank	16,000	728
Mitsui Trust Holdings, Inc.	177,000	1,819
Mizuho Financial Group, Inc.	309	1,399
Nishi-Nippon City Bank Ltd.	114,000	498
Shinhan Financial Group Co. Ltd.	41,320	1,074
Standard Chartered PLC (United Kingdom)	397,500	7,264
Sumitomo Mitsui Financial Group, Inc.	381	2,577
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Synovus Financial Corp.	350,500	$ 10,049
Tokyo Tomin Bank Ltd.	15,600	376
Wachovia Corp.	943,535	46,799
Wells Fargo & Co.	781,400	48,119
Woori Finance Holdings Co. Ltd.	44,950	448
		189,481
Consumer Finance - 0.1%
Credit Saison Co. Ltd.	27,100	902
MBNA Corp.	271,600	7,105
Nissin Co. Ltd.	592,300	1,111
ORIX Corp.	16,700	2,506
SFCG Co. Ltd.	6,740	1,577
		13,201
Diversified Financial Services - 1.0%
Citigroup, Inc.	1,677,666	77,558
Deutsche Boerse AG	25,546	2,001
Gemina Spa	791,400	1,532
ING Groep NV (Certificaten Van Aandelen)	135,100	3,790
JPMorgan Chase & Co.	373,230	13,182
OMX AB (a)	153,600	1,751
		99,814
Insurance - 4.9%
ACE Ltd.	561,900	25,201
AFLAC, Inc.	114,000	4,934
Allianz AG (Reg.)	63,200	7,263
AMBAC Financial Group, Inc.	360,100	25,121
American International Group, Inc.	4,509,769	262,018
Amlin PLC	857,100	2,780
AMP Ltd.	139,800	689
AXA SA	84,300	2,100
Baloise Holdings AG (Reg.)	31,017	1,549
Chaucer Holdings PLC	2,793,400	3,303
Hartford Financial Services Group, Inc.	1,067,680	79,841
MBIA, Inc.	406,900	24,133
MetLife, Inc.	712,300	32,011
MetLife, Inc. unit	402,200	10,546
Millea Holdings, Inc.	70	940
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	489,500	787
Promina Group Ltd.	243,838	875
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.	192,400	$ 12,633
Prudential PLC	205,500	1,827
QBE Insurance Group Ltd.	115,374	1,409
Skandia Foersaekrings AB	660,100	3,628
T&D Holdings, Inc.	25,000	1,177
		504,765
Real Estate - 0.1%
Ascendas Real Estate Investment Trust (A-REIT)	559,000	733
Beijing Capital Land Ltd. (H Shares)	1,240,000	262
British Land Co. PLC	249,400	3,914
CapitaLand Ltd.	549,000	775
China Overseas Land & Investment Ltd.	1,932,000	358
Fortune (REIT)	551,100	450
Japan Logistics Fund, Inc.	105	683
Shun Tak Holdings Ltd.	1,374,000	1,308
Westfield Group unit	48,300	653
Wharf Holdings Ltd.	253,000	889
		10,025
Thrifts & Mortgage Finance - 1.6%
Fannie Mae	2,005,100	117,098
MGIC Investment Corp.	481,800	31,423
Washington Mutual, Inc.	473,100	19,250
		167,771
TOTAL FINANCIALS		1,174,903
HEALTH CARE - 8.4%
Biotechnology - 0.0%
Actelion Ltd. (Reg.) (a)	21,293	2,211
CSL Ltd.	66,260	1,702
		3,913
Health Care Equipment & Supplies - 0.2%
Axis Shield PLC (a)	311,700	1,661
Baxter International, Inc.	102,100	3,788
Cochlear Ltd.	13,800	412
Fujirebio, Inc.	48,500	914
Medtronic, Inc.	152,100	7,877
Phonak Holding AG	92,775	3,482
Pihsiang Machinery Manufacturing Co.	182,000	355
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ResMed, Inc. CHESS Depositary Interests (a)	90,300	$ 590
Terumo Corp.	31,000	894
		19,973
Health Care Providers & Services - 2.8%
Cardinal Health, Inc.	4,970,480	286,204
DCA Group Ltd.	350,833	1,013
Sonic Healthcare Ltd.	94,800	908
		288,125
Pharmaceuticals - 5.4%
Astellas Pharma, Inc.	52,900	1,808
AstraZeneca PLC sponsored ADR	136,300	5,624
Chugai Pharmaceutical Co. Ltd.	53,900	832
GlaxoSmithKline PLC	212,600	5,157
GlaxoSmithKline PLC sponsored ADR	70,500	3,420
Johnson & Johnson	1,311,900	85,274
Novartis AG:
(Reg.)	175,045	8,304
sponsored ADR	34,800	1,651
Novo Nordisk AS Series B	65,000	3,310
Pfizer, Inc.	7,939,500	218,971
Sanofi-Aventis sponsored ADR	63,100	2,586
Schering-Plough Corp.	1,366,407	26,044
Tong Ren Tang Technologies Co. Ltd. (H Shares)	218,000	400
Wyeth	4,497,800	200,152
		563,533
TOTAL HEALTH CARE		875,544
INDUSTRIALS - 4.2%
Aerospace & Defense - 0.7%
BAE Systems PLC	665,200	3,421
Honeywell International, Inc.	235,100	8,612
Lockheed Martin Corp.	350,300	22,724
Northrop Grumman Corp.	229,000	12,652
United Technologies Corp.	441,000	22,645
		70,054
Air Freight & Logistics - 0.0%
Yamato Transport Co. Ltd.	123,000	1,708
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.0%
Central Glass Co. Ltd.	69,000	$ 431
Daikin Industries Ltd.	31,700	793
		1,224
Commercial Services & Supplies - 0.2%
Aramark Corp. Class B	128,200	3,384
ChoicePoint, Inc. (a)	375,056	15,021
Citiraya Industries Ltd. (a)	716,000	0
Downer EDI Ltd.	389,761	1,582
Fullcast Co. Ltd.	287	727
Insun ENT Co. Ltd.	22,600	392
S1 Corp.	12,770	543
Taiwan Secom Co.	306,000	473
		22,122
Construction & Engineering - 0.1%
Bilfinger & Berger Bau AG	42,700	1,991
China State Construction International Holdings Ltd. (a)	107,333	17
Chiyoda Corp.	76,000	942
Commuture Corp.	89,000	700
Doosan Heavy Industries & Construction Co. Ltd.	33,030	543
Keangnam Enterprises (a)	14,590	158
Paul Y-ITC Construction Holdings Ltd.	6,594,000	1,888
United Group Ltd.	149,460	1,097
		7,336
Electrical Equipment - 0.0%
ABB Ltd. (Reg.) (a)	114,644	751
Dongfang Electrical Machinery Co. Ltd. (H Shares)	596,000	560
Kumho Electric Co. Ltd.	18,017	852
Seoul Semiconductor Co. Ltd.	26,509	798
Sumitomo Electric Industries Ltd.	66,000	676
		3,637
Industrial Conglomerates - 2.6%
3M Co.	141,600	10,238
General Electric Co.	5,246,360	181,786
Hutchison Whampoa Ltd.	77,000	696
Keppel Corp. Ltd.	203,000	1,505
LG Corp.	31,005	788
Tyco International Ltd.	2,463,200	71,925
		266,938
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 0.4%
Bradken Ltd.	456,996	$ 1,006
Hyflux Ltd.	371,000	933
Hyundai Mipo Dockyard Co. Ltd.	14,670	831
Ingersoll-Rand Co. Ltd. Class A	454,100	32,400
Koyo Seiko Co. Ltd.	57,000	763
MAN AG	78,800	3,274
Metso Corp.	171,200	3,733
Nittoku Engineering Co. Ltd.	54,000	460
SFA Engineering Corp.	70,700	1,835
Taewoong Co. Ltd.	39,300	353
TSM Tech Co. Ltd.	70,400	654
Weichai Power Co. Ltd. (H Shares)	204,000	604
		46,846
Marine - 0.0%
Alexander & Baldwin, Inc.	74,700	3,462
Road & Rail - 0.1%
CSX Corp.	169,800	7,244
East Japan Railway Co.	410	2,107
Hamakyorex Co. Ltd.	47,100	1,728
		11,079
Trading Companies & Distributors - 0.0%
Mitsubishi Corp.	76,000	1,033
Mitsui & Co. Ltd.	119,000	1,127
		2,160
Transportation Infrastructure - 0.1%
ConnectEast Group	1,794,807	1,039
Kamigumi Co. Ltd.	87,000	671
Macquarie Airports unit	373,156	1,017
Macquarie Infrastructure Group unit	819,620	2,597
		5,324
TOTAL INDUSTRIALS		441,890
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 1.9%
Cisco Systems, Inc. (a)	5,679,914	108,543
Comverse Technology, Inc. (a)	507,600	12,005
Lucent Technologies, Inc. warrants 12/10/07 (a)	65,873	51
Motorola, Inc.	1,372,000	25,053
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nokia Corp. sponsored ADR	1,630,800	$ 27,137
QUALCOMM, Inc.	309,900	10,230
TANDBERG ASA	144,400	1,547
TANDBERG Television ASA (a)	718,800	8,938
		193,504
Computers & Peripherals - 1.3%
Acer, Inc.	439,000	866
Dell, Inc. (a)	1,632,900	64,516
Fujitsu Ltd.	232,000	1,217
Hanny Holdings Ltd.	664,000	269
Hewlett-Packard Co.	797,100	18,740
High Tech Computer Corp.	78,000	660
International Business Machines Corp.	616,900	45,774
		132,042
Electronic Equipment & Instruments - 0.3%
Flextronics International Ltd. (a)	654,400	8,645
Geomatec Co. Ltd.	13,400	216
Hon Hai Precision Industries Co. Ltd.	122,799	638
Hoya Corp.	18,900	2,181
Jabil Circuit, Inc. (a)	92,400	2,839
Kingboard Chemical Holdings Ltd.	458,000	1,462
Nidec Corp.	6,900	730
Nippon Chemi-con Corp.	190,000	1,078
Nippon Electric Glass Co. Ltd.	239,000	3,612
Optimax Technology Corp.	218,661	505
Phoenix PDE Co. Ltd.	158,600	918
Solectron Corp. (a)	2,434,500	9,227
Yageo Corp. (a)	1,903,000	739
		32,790
Internet Software & Services - 0.0%
Easynet Group PLC (a)	551,100	736
Edubox, Inc. (a)	546,000	396
livedoor Co. Ltd. (a)	192,435	689
NHN Corp. (a)	6,512	674
Softbank Corp.	40,200	1,577
Telewave, Inc.	135	671
Tencent Holdings Ltd.	653,000	496
		5,239
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.1%
Affiliated Computer Services, Inc. Class A (a)	146,600	$ 7,491
Computershare Ltd.	306,500	1,368
TIS, Inc.	16,100	550
		9,409
Office Electronics - 0.0%
Canon, Inc.	24,300	1,279
Konica Minolta Holdings, Inc.	98,000	915
Ricoh Co. Ltd.	49,000	766
		2,960
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	85,000	3,171
Applied Materials, Inc.	1,784,300	28,870
ASM Pacific Technology Ltd.	117,000	548
Chipbond Technology Corp.	615,040	779
Core Logic, Inc.	23,094	790
Holtek Semiconductor, Inc.	215,000	252
Intel Corp.	3,312,000	86,311
King Yuan Electronics Co. Ltd.	747,000	680
KLA-Tencor Corp.	228,100	9,968
Lam Research Corp. (a)	302,400	8,751
Linear Technology Corp.	77,050	2,827
MediaTek, Inc.	63,000	546
Novellus Systems, Inc. (a)	191,300	4,727
Opto Technology Corp. (a)	1,846,000	635
Solomon Systech Ltd.	2,968,000	1,050
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	637,318	5,812
United Microelectronics Corp.	1,684,000	1,223
United Microelectronics Corp. sponsored ADR	2,164,062	8,894
Xilinx, Inc.	52,800	1,346
		167,180
Software - 3.2%
Autonomy Corp. PLC (a)	183,000	768
BEA Systems, Inc. (a)	1,490,652	13,088
Intelligent Wave, Inc.	404	929
KOEI Co. Ltd.	8,400	191
Microsoft Corp.	8,635,265	214,500
NCsoft Corp. (a)	8,880	661
Oracle Corp. (a)	1,963,500	25,918
Oracle Corp. Japan	10,400	393
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
SAP AG	20,700	$ 3,585
Springsoft, Inc.	409,000	852
Square Enix Co. Ltd.	13,100	399
Symantec Corp. (a)	1,679,300	36,508
Trend Micro, Inc.	15,500	552
VERITAS Software Corp. (a)	1,298,766	31,690
		330,034
TOTAL INFORMATION TECHNOLOGY		873,158
MATERIALS - 0.6%
Chemicals - 0.5%
Akzo Nobel NV sponsored ADR	36,200	1,422
BASF AG	85,700	5,656
Bayer AG	199,000	6,623
Ise Chemical Corp.	107,000	511
JSR Corp.	44,400	937
Kaneka Corp.	67,000	752
Kemira GrowHow Oyj	316,500	2,585
Linde AG	62,100	4,195
Nitto Denko Corp.	40,100	2,300
Praxair, Inc.	278,900	12,997
Syngenta AG (Switzerland)	53,851	5,542
Teijin Ltd.	305,000	1,416
		44,936
Construction Materials - 0.0%
Sumitomo Osaka Cement Co. Ltd.	155,000	412
Metals & Mining - 0.1%
Alcan, Inc.	225,900	6,781
BHP Billiton Ltd.	311,700	4,255
Newcrest Mining Ltd.	118,900	1,574
		12,610
Paper & Forest Products - 0.0%
PaperlinX Ltd.	265,200	608
TOTAL MATERIALS		58,566
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.2%
BellSouth Corp.	1,561,700	$ 41,494
BT Group PLC	987,500	4,108
Completel Europe NV (a)	73,475	2,952
FASTWEB Spa (a)	101,500	4,396
France Telecom SA sponsored ADR	95,400	2,780
Lightron Fiber-Optic Devices, Inc.	46,100	348
Qwest Communications International, Inc. (a)	7,679,100	28,489
SBC Communications, Inc.	8,645,600	205,333
Telefonica SA sponsored ADR	84,032	4,109
Verizon Communications, Inc.	1,296,500	44,794
		338,803
Wireless Telecommunication Services - 0.3%
Far EasTone Telecommunications Co. Ltd.	748,150	957
Millicom International Cellular SA unit (a)	209,000	3,882
Nextel Communications, Inc. Class A (a)	463,500	14,976
Vodafone Group PLC	2,542,200	6,183
Vodafone Group PLC sponsored ADR	196,200	4,772
		30,770
TOTAL TELECOMMUNICATION SERVICES		369,573
UTILITIES - 0.4%
Electric Utilities - 0.4%
E.ON AG	80,400	7,142
Entergy Corp.	50,000	3,778
FirstEnergy Corp.	105,600	5,080
PG&E Corp.	540,300	20,283
		36,283
Gas Utilities - 0.0%
Hong Kong & China Gas Co. Ltd.	426,000	866
TOTAL UTILITIES		37,149
TOTAL COMMON STOCKS (Cost $4,721,712)		5,091,776
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche AG (non-vtg.)	7,130	$ 5,364
Household Durables - 0.0%
LG Electronics, Inc.	11,440	426
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,053)		5,790
Convertible Bonds - 0.0%
	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CIENA Corp. 3.75% 2/1/08 (Cost $2,080)	$ 2,490	2,170
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 2.73% to 2.99% 7/14/05 to 9/22/05 (d) (Cost $31,649)	31,800	31,648
Fixed-Income Funds - 31.4%
	Shares
Fidelity Floating Rate Central Investment Portfolio (b)	1,816,765	181,913
Fidelity High Income Central Investment Portfolio 1 (b)	5,570,762	541,367
Fidelity Tactical Income Central Investment Portfolio (b)	25,355,003	2,542,346
TOTAL FIXED-INCOME FUNDS (Cost $3,190,654)		3,265,626
Money Market Funds - 19.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.21% (b)	1,582,134,460	$ 1,582,134
Fidelity Money Market Central Fund, 3.25% (b)	425,013,442	425,013
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)	8,888,975	8,889
TOTAL MONEY MARKET FUNDS (Cost $2,016,036)		2,016,036
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $9,967,184)		10,413,046
NET OTHER ASSETS - (0.1)%		(14,942)
NET ASSETS - 100%		$ 10,398,104
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,852 S&P 500 Index Contracts	Sept. 2005	$ 553,517	$ (3,149)
The face value of futures purchased as a percentage of net assets - 5.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the money market fund's holdings as of its most recent quarter end is available upon request. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $31,648,000.
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $9,996,364,000. Net unrealized appreciation aggregated $416,682,000, of which $798,014,000 related to appreciated investment securities and $381,332,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

The following is a complete listing of investments for Fidelity's fixed-income central funds as of June 30, 2005 which are
direct or indirect investments of Fidelity Asset Manager Fund.

Quarterly Report

Fidelity Floating Rate Central Investment Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (c) - 90.9%
	Principal Amount	Value

Automotive - 4.7%
Accuride Corp. term loan 5.6453% 1/31/12 (b)	$ 2,425,227	$ 2,431,290
AM General LLC Tranche B1, term loan 7.7428% 11/1/11 (b)	3,848,718	3,993,045
Goodyear Tire & Rubber Co.:
Tranche 1, 4.7852% 4/30/10 (b)	1,060,000	1,060,000
Tranche 2, term loan 5.89% 4/30/10 (b)	1,480,000	1,478,150
Travelcenters of America, Inc. Tranche B, term loan 5.09% 12/1/11 (b)	7,916,840	7,986,112
TRW Automotive Holdings Corp. Tranche B, term loan 4.375% 6/30/12 (b)	2,777,696	2,788,113
		19,736,710
Broadcasting - 2.0%
Cumulus Media, Inc.:
Tranche E, term loan 5.125% 3/28/10 (b)	1,989,950	1,989,950
Tranche F, term loan 4.875% 3/28/10 (b)	987,525	987,525
Nexstar Broadcasting, Inc. Tranche B, term loan 4.87% 10/1/12 (b)	3,900,000	3,919,500
Spanish Broadcasting System, Inc. Tranche 1, term loan 5.49% 6/7/12 (b)	1,571,063	1,586,773
		8,483,748
Building Materials - 1.1%
Euramax International, Inc./Euramax International Holdings BV Tranche 1, term loan 5.875% 6/29/12 (b)	1,850,000	1,875,438
Goodman Global Holdings, Inc. term loan 5.5% 12/23/11 (b)	1,213,900	1,232,109
Masonite International Corp. term loan 5.2153% 4/5/13 (b)	1,466,325	1,462,659
		4,570,206
Cable TV - 6.2%
Adelphia Communications Corp. Tranche B, term loan 5.375% 3/31/06 (b)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 8.25% 6/30/09 (b)	3,000,000	2,970,000
Charter Communications Operating LLC:
Tranche A, term loan 6.19% 4/27/10 (b)	2,642,875	2,606,536
Tranche B, term loan 6.44% 4/7/11 (b)	1,994,962	1,977,506
DIRECTV Holdings LLC Tranche B, term loan 4.7363% 4/13/13 (b)	2,260,000	2,274,125
NTL Investment Holdings Ltd. Tranche B, term loan 6.41% 6/13/12 (b)	3,000,000	3,015,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Cable TV - continued
UPC Broadband Holding BV Tranche H2, term loan 5.752% 9/30/12 (b)	$ 3,940,000	$ 3,949,850
UPC Distribution Holdings BV Tranche F, term loan 6.6% 12/31/11 (b)	4,000,000	4,045,000
WideOpenWest Illinois, Inc. Tranche B, term loan 6.3027% 6/22/11 (b)	2,593,451	2,619,385
		25,919,652
Capital Goods - 1.0%
Alliance Laundry Systems LLC term loan 5.59% 1/27/12 (b)	1,950,000	1,974,375
GenTek, Inc. term loan 6.0754% 2/28/11 (b)	1,995,000	1,985,025
Hexcel Corp. Tranche B, term loan 4.9125% 3/1/12 (b)	370,000	372,775
		4,332,175
Chemicals - 1.8%
Celanese Holding LLC term loan 5.74% 4/6/11 (b)	2,340,526	2,369,782
Mosaic Co. Tranche B, term loan 5.0036% 2/21/12 (b)	1,895,250	1,914,203
PQ Corp. term loan 5.5% 2/11/12 (b)	3,291,750	3,308,209
		7,592,194
Consumer Products - 1.7%
Burt's Bees, Inc. term loan 6.2397% 3/28/10 (b)	399,000	402,990
Central Garden & Pet Co. Tranche B, term loan 5.0279% 5/14/09 (b)	397,983	401,963
Del Laboratories, Inc. term loan 5.4683% 7/27/11 (b)	547,250	548,618
Fender Musical Instrument Corp. Tranche B, term loan 5.46% 4/1/12 (b)	810,000	820,125
Jostens IH Corp. Tranche A, term loan 5.64% 10/4/10 (b)	2,250,000	2,278,125
Rayovac Corp. term loan 5.2082% 2/7/12 (b)	498,750	503,738
Simmons Bedding Co. Tranche C, term loan 5.9099% 12/19/11 (b)	1,976,462	1,981,404
		6,936,963
Containers - 0.2%
Berry Plastics Corp. term loan 5.6004% 12/2/11 (b)	950,000	964,250
Diversified Financial Services - 0.7%
Refco Finance Holdings LLC term loan 5.3144% 8/5/11 (b)	2,981,481	2,988,935
Diversified Media - 1.3%
Lamar Media Corp.:
Tranche A, term loan 4.4375% 6/30/09 (b)	925,000	925,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Diversified Media - continued
Lamar Media Corp.:
Tranche C, term loan 5.0625% 6/30/10 (b)	$ 2,985,000	$ 3,011,119
R.H. Donnelley Corp. Tranche A3, term loan 5.1509% 12/31/09 (b)	1,468,667	1,479,682
		5,415,801
Electric Utilities - 3.1%
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 6.46% 6/24/12 (b)	2,211,382	2,227,967
term loan 6.46% 6/24/12 (b)	1,788,618	1,802,033
NRG Energy, Inc.:
Credit-Linked Deposit 5.265% 12/24/11 (b)	1,706,250	1,714,781
term loan 5.2554% 12/24/11 (b)	2,182,781	2,193,695
Reliant Energy, Inc. term loan 6.0579% 4/30/10 (b)	1,995,000	2,012,456
Texas Genco LLC term loan 5.4098% 12/14/11 (b)	2,985,000	3,026,044
		12,976,976
Energy - 6.6%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.063% 7/8/11 (b)	704,000	668,800
Tranche B1, term loan 6.063% 7/8/12 (b)	1,056,000	1,069,200
El Paso Corp. Credit-Linked Deposit 5.855% 11/22/09 (b)	6,000,000	6,022,500
Energy Transfer Partners LP term loan 6.47% 6/16/08 (b)	5,000,000	5,025,000
Kerr-McGee Corp. Tranche B, term loan 5.79% 5/24/11 (b)	10,000,000	10,162,500
LB Pacific LP term loan 6.1471% 3/3/12 (b)	3,990,000	4,024,913
Universal Compression, Inc. term loan 5.24% 2/15/12 (b)	897,750	908,972
		27,881,885
Entertainment/Film - 2.0%
MGM Holdings II, Inc. Tranche B, term loan 5.74% 4/8/12 (b)	8,550,000	8,571,375
Environmental - 1.6%
Allied Waste Industries, Inc.:
term loan 5.3731% 1/15/12 (b)	2,088,868	2,091,479
Tranche A, Credit-Linked Deposit 5.34% 1/15/12 (b)	797,297	798,294
Envirocare of Utah, Inc. Tranche 1, term loan 6.11% 4/13/10 (b)	3,818,182	3,832,500
		6,722,273
Floating Rate Loans (c) - continued
	Principal Amount	Value
Food/Beverage/Tobacco - 3.2%
Centerplate, Inc. term loan 6.43% 10/1/10 (b)	$ 4,920,000	$ 4,944,600
Commonwealth Brands, Inc. term loan 6.625% 8/28/07 (b)	165,210	167,275
Constellation Brands, Inc. Tranche B, term loan 5.1451% 11/30/11 (b)	6,438,958	6,511,397
Herbalife International, Inc. term loan 5.16% 12/21/10 (b)	1,640,000	1,648,200
		13,271,472
Gaming - 2.0%
Green Valley Ranch Gaming LLC term loan 5.49% 12/17/11 (b)	2,187,019	2,211,623
Herbst Gaming, Inc. term loan 5.6275% 1/7/11 (b)	399,000	401,993
Isle of Capri Casinos, Inc. term loan 5.0179% 2/4/11 (b)	199,000	200,990
Marina District Finance Co., Inc. term loan 5.185% 10/14/11 (b)	3,980,000	4,004,875
Resorts International Hotel & Casino, Inc. Tranche B1, term loan 5.83% 4/26/12 (b)	785,433	796,233
Venetian Casino Resort LLC Tranche B, term loan 5.24% 6/15/11 (b)	900,000	906,750
		8,522,464
Healthcare - 14.5%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan 5.6734% 2/7/12 (b)	3,291,750	3,337,012
Community Health Systems, Inc. term loan 5.07% 8/19/11 (b)	3,974,975	4,014,725
CRC Health Corp. term loan 6.24% 5/11/11 (b)	950,000	961,875
DaVita, Inc. Tranche B, term loan LIBOR + 2.25% 7/30/12 (b)	8,000,000	8,100,000
HCA, Inc. term loan 4.33% 11/9/09 (b)	11,000,000	10,917,491
HealthSouth Corp.:
Credit-Linked Deposit 5.7235% 6/14/07 (b)	807,500	816,584
term loan 5.82% 6/14/07 (b)	2,992,500	3,022,425
LifePoint Hospitals, Inc. Tranche B, term loan 4.845% 4/15/12 (b)	5,940,000	5,954,850
Newquest, Inc. Tranche A, term loan 6.66% 3/1/11 (b)	487,500	489,938
PacifiCare Health Systems, Inc. Tranche B, term loan 5.0656% 12/6/10 (b)	6,947,500	6,999,606
Select Medical Holdings Corp. Tranche B, term loan 5.0419% 2/24/12 (b)	3,990,000	3,994,988
Skilled Healthcare Group, Inc. Tranche 2, term loan 10.74% 12/15/12 (b)	3,000,000	3,015,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Healthcare - continued
Vicar Operating, Inc. term loan 4.875% 5/16/11 (b)	$ 5,040,000	$ 5,052,600
Warner Chilcott Corp. term loan 5.9939% 1/18/12 (b)	3,992,057	4,002,037
		60,679,131
Homebuilding/Real Estate - 5.3%
CB Richard Ellis Services, Inc. term loan 5.3167% 3/31/10 (b)	1,445,902	1,456,747
General Growth Properties, Inc. Tranche B, term loan 5.58% 11/12/08 (b)	5,971,575	6,023,826
Lake Las Vegas LLC Tranche 1, term loan 6.0887% 11/1/09 (b)	3,926,873	3,936,690
LNR Property Corp. Tranche B, term loan 6.3396% 2/3/08 (b)	3,919,880	3,934,580
Maguire Properties, Inc. Tranche B, term loan 4.9% 3/15/10 (b)	4,611,111	4,634,167
Shea Mountain House LLC Tranche B, term loan 5.27% 5/11/11 (b)	2,430,000	2,436,075
		22,422,085
Hotels - 1.7%
Starwood Hotels & Resorts Worldwide, Inc. term loan 4.58% 10/9/06 (b)	5,151,815	5,151,815
Wyndham International, Inc. Tranche 1:
Credit-Linked Deposit 6.435% 5/6/11 (b)	172,415	172,846
term loan 6.5% 5/6/11 (b)	1,823,017	1,827,575
		7,152,236
Insurance - 1.2%
Marsh & McLennan Companies, Inc. term loan 4.1875% 12/31/06 (b)	5,000,000	5,006,250
Leisure - 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.19% 6/8/12 (b)	3,000,000	3,037,500
Metals/Mining - 2.5%
Murray Energy Corp. Tranche 1, term loan 6.33% 1/28/10 (b)	498,750	501,244
Novelis, Inc. term loan 4.96% 1/7/12 (b)	3,461,538	3,491,827
Peabody Energy Corp. term loan 4.431% 3/21/10 (b)	2,955,664	2,959,358
Trout Coal Holdings LLC / Dakota Tranche 1, term loan 5.9736% 3/23/11 (b)	3,690,750	3,699,977
		10,652,406
Floating Rate Loans (c) - continued
	Principal Amount	Value
Paper - 3.2%
Escanaba Timber LLC term loan 6% 5/2/08 (b)	$ 520,000	$ 528,450
Georgia-Pacific Corp. term loan 4.78% 7/2/09 (b)	1,000,000	1,000,000
Koch Cellulose LLC:
term loan 5.24% 5/7/11 (b)	1,958,517	1,980,550
Credit-Linked Deposit 4.6113% 5/7/11 (b)	602,945	609,728
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 3.0888% 11/1/10 (b)	655,111	662,481
Tranche B, term loan 5.4158% 11/1/11 (b)	5,221,241	5,279,980
Tranche C, term loan 5.2921% 11/1/11 (b)	1,927,849	1,949,538
Xerium Technologies, Inc. Tranche B, term loan 5.49% 5/18/12 (b)	1,500,000	1,515,000
		13,525,727
Publishing/Printing - 2.7%
Dex Media West LLC/Dex Media West Finance Co. Tranche B, term loan 4.9282% 9/9/10 (b)	6,618,287	6,667,924
Liberty Group Operating, Inc. Tranche B, term loan 5.4436% 2/28/12 (b)	197,006	197,499
R.H. Donnelley Corp. Tranche B2, term loan 5.0536% 6/30/11 (b)	4,298,142	4,330,378
		11,195,801
Railroad - 1.4%
Kansas City Southern Railway Co. Tranche B1, term loan 5.1572% 3/30/08 (b)	2,788,360	2,823,214
RailAmerica, Inc. term loan 5.3125% 9/29/11 (b)	2,972,505	3,013,376
		5,836,590
Restaurants - 2.4%
Domino's, Inc. term loan 5.25% 6/25/10 (b)	4,809,121	4,857,213
Jack in the Box, Inc. term loan 4.9463% 1/8/11 (b)	3,125,659	3,160,823
Landry's Seafood Restaurants, Inc. term loan 5.2387% 12/28/10 (b)	1,457,675	1,474,074
Ruth's Chris Steak House, Inc. term loan 6.25% 3/11/11 (b)	480,952	480,952
		9,973,062
Services - 5.2%
Coinstar, Inc. term loan 5.55% 7/1/11 (b)	827,233	839,642
DynCorp term loan 6.0625% 2/11/11 (b)	2,000,000	2,010,000
Iron Mountain, Inc.:
term loan 5.125% 4/2/11 (b)	3,722,242	3,759,464
Tranche R, term loan 4.9816% 4/2/11 (b)	4,975,000	5,024,750
JohnsonDiversey, Inc. Tranche B, term loan 4.9578% 11/3/09 (b)	336,005	338,525
Floating Rate Loans (c) - continued
	Principal Amount	Value
Services - continued
Knowledge Learning Corp. term loan 5.99% 1/7/12 (b)	$ 4,061,111	$ 4,081,417
Rural/Metro Corp.:
Credit-Linked Deposit 5.65% 3/4/11 (b)	520,882	524,789
term loan 6.0297% 3/4/11 (b)	1,904,941	1,919,228
United Rentals, Inc.:
term loan 5.5742% 2/14/11 (b)	2,843,979	2,875,974
Tranche B, Credit-Linked Deposit 4.8224% 2/14/11 (b)	575,996	581,756
		21,955,545
Shipping - 0.1%
Baker Tanks, Inc. term loan 5.8793% 1/30/11 (b)	249,375	251,869
Technology - 4.5%
AMI Semiconductor, Inc. term loan 4.83% 4/1/12 (b)	1,596,000	1,599,990
Fairchild Semiconductor Corp. Tranche B3, term loan 5.354% 12/31/10 (b)	2,060,334	2,080,937
Fidelity National Information Solutions, Inc. Tranche B, term loan 4.96% 3/9/13 (b)	5,719,500	5,698,052
Infor Global Solutions AG Tranche 1, term loan 6.712% 4/18/11 (b)	6,000,000	6,015,000
ON Semiconductor Corp. Tranche G, term loan 6.5% 12/15/11 (b)	2,985,000	2,992,463
UGS Holdings, Inc. Tranche C, term loan 5.1462% 3/31/12 (b)	475,172	479,924
		18,866,366
Telecommunications - 6.0%
Alaska Communications Systems Holding term loan 5.49% 2/1/12 (b)	7,100,000	7,153,250
American Tower LP Tranche C, term loan 5.2099% 8/31/11 (b)	2,573,550	2,599,286
Conversant Holdings, Inc. Tranche B, term loan 7.3351% 3/31/11 (b)	1,962,500	1,945,328
Hawaiian Telcom Communications, Inc. Tranche B, term loan 5.73% 10/31/12 (b)	3,000,000	3,030,000
Intelsat Ltd. term loan 5.25% 7/28/11 (b)	3,236,542	3,264,862
New Skies Satellites BV term loan 5.4375% 5/2/11 (b)	1,490,609	1,511,105
NTELOS, Inc.:
term loan 8.33% 2/24/12 (b)	200,000	196,000
Tranche B, term loan 5.83% 8/24/11 (b)	995,000	995,000
Qwest Corp. Tranche A, term loan 7.9338% 6/30/07 (b)	1,600,000	1,648,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Telecommunications - continued
SpectraSite Communications, Inc. Tranche B, term loan 4.91% 5/19/12 (b)	$ 1,990,000	$ 2,004,925
Valor Telecommunications Enterprises LLC/Valor Finance Corp. Tranche B, term loan 5.392% 2/14/12 (b)	784,000	793,800
		25,141,556
Textiles & Apparel - 0.3%
St. John Knits International, Inc. Tranche B, term loan 6% 3/23/12 (b)	498,750	503,114
William Carter Co. term loan 5.08% 6/29/12 (b)	850,000	860,625
		1,363,739
TOTAL FLOATING RATE LOANS (Cost $381,285,882)		381,946,942
Nonconvertible Bonds - 8.1%

Automotive - 3.5%
General Motors Acceptance Corp.:
4.145% 5/18/06 (b)	2,000,000	1,990,538
4.3948% 10/20/05 (b)	5,000,000	5,004,260
4.6019% 9/23/08 (b)	3,000,000	2,773,467
6.75% 1/15/06	2,000,000	2,015,780
7.5% 7/15/05	3,000,000	3,001,296
		14,785,341
Diversified Financial Services - 1.2%
Residential Capital Corp. 4.835% 6/29/07 (a)(b)	5,000,000	5,001,880
Technology - 1.2%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,025,000
Telecommunications - 2.2%
Qwest Corp. 6.6706% 6/15/13 (a)(b)	2,840,000	2,907,450
Rogers Communications, Inc. 6.535% 12/15/10 (b)	6,000,000	6,240,000
		9,147,450
TOTAL NONCONVERTIBLE BONDS (Cost $34,062,076)		33,959,671
Cash Equivalents - 4.8%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.42%, dated 6/30/05 due 7/1/05) (Cost $19,961,000)	$ 19,962,899	$ 19,961,000
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $435,308,958)		435,867,613
NET OTHER ASSETS - (3.8)%		(15,788,511)
NET ASSETS - 100%		$ 420,079,102
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,909,330 or 1.9% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $435,285,647. Net unrealized appreciation aggregated $581,966, of which $1,609,203 related to appreciated investment securities and $1,027,237 related to depreciated investment securities.

Quarterly Report

Fidelity High Income Central Investment Portfolio 1

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.6%
	Principal Amount	Value
Aerospace - 1.5%
L-3 Communications Corp.:
5.875% 1/15/15	$ 1,585,000	$ 1,541,413
7.625% 6/15/12	3,045,000	3,242,925
Orbimage Holdings, Inc. 13.19% 7/1/12 (c)(d)	1,630,000	1,707,425
Orbital Sciences Corp. 9% 7/15/11	4,470,000	4,872,300
Primus International, Inc. 10.5% 4/15/09 (c)	3,735,000	3,921,750
		15,285,813
Air Transportation - 0.7%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	855,000	810,113
7.324% 4/15/11	935,000	822,800
7.377% 5/23/19	2,566,452	1,796,517
7.379% 5/23/16	1,553,711	1,087,598
7.8% 4/1/08	3,140,000	2,975,150
AMR Corp. 10.2% 3/15/20	10,000	7,200
Northwest Airlines, Inc. pass thru trust certificates 8.07% 1/2/15	543,430	255,412
		7,754,790
Automotive - 1.7%
Accuride Corp. 8.5% 2/1/15	3,790,000	3,685,775
Delco Remy International, Inc. 9.375% 4/15/12	3,585,000	2,921,775
Ford Motor Credit Co. 6.625% 6/16/08	3,960,000	3,910,500
Navistar International Corp.:
6.25% 3/1/12 (c)	2,460,000	2,367,750
7.5% 6/15/11	1,225,000	1,249,500
9.375% 6/1/06	1,295,000	1,340,325
Tenneco Automotive, Inc. 8.625% 11/15/14	2,405,000	2,417,025
		17,892,650
Banks and Thrifts - 0.8%
Western Financial Bank 9.625% 5/15/12	8,060,000	8,745,100
Broadcasting - 0.5%
Emmis Communications Corp. 9.3144% 6/15/12 (c)(d)	1,890,000	1,918,350
Gray Television, Inc. 9.25% 12/15/11	3,505,000	3,802,925
		5,721,275
Building Materials - 2.1%
Anixter International, Inc. 5.95% 3/1/15	2,260,000	2,214,800
Goodman Global Holdings, Inc.:
6.41% 6/15/12 (c)(d)	2,920,000	2,847,000
7.875% 12/15/12 (c)	2,370,000	2,192,250
Maax Holdings, Inc. 0% 12/15/12 (b)(c)	5,865,000	2,639,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
Nortek, Inc. 8.5% 9/1/14	$ 4,950,000	$ 4,554,000
NTK Holdings, Inc. 0% 3/1/14 (b)(c)	3,720,000	1,785,600
Texas Industries, Inc.:
7.25% 7/15/13 (c)	590,000	604,750
10.25% 6/15/11	4,650,000	5,376,563
		22,214,213
Cable TV - 3.9%
Cablevision Systems Corp. 7.88% 4/1/09 (d)	4,810,000	4,822,025
CSC Holdings, Inc. 8.125% 7/15/09	1,070,000	1,083,375
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,493,000	1,653,498
EchoStar DBS Corp. 5.75% 10/1/08	16,585,000	16,502,075
GCI, Inc. 7.25% 2/15/14	5,225,000	5,016,000
Insight Communications, Inc. 0% 2/15/11 (b)	885,000	887,213
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	3,175,000	3,369,628
Kabel Deutschland GmbH 10.625% 7/1/14 (c)	1,330,000	1,446,375
Mediacom LLC/Mediacom Capital Corp. 7.875% 2/15/11	1,945,000	1,891,513
Telenet Group Holding NV 0% 6/15/14 (b)(c)	5,550,000	4,329,000
		41,000,702
Capital Goods - 3.2%
Amsted Industries, Inc. 10.25% 10/15/11 (c)	4,415,000	4,768,200
Case New Holland, Inc. 6% 6/1/09	2,030,000	1,948,800
Dresser, Inc. 9.375% 4/15/11	4,465,000	4,699,413
Invensys PLC 9.875% 3/15/11 (c)	11,555,000	11,208,350
Leucadia National Corp. 7% 8/15/13	3,530,000	3,530,000
Park-Ohio Industries, Inc. 8.375% 11/15/14 (c)	2,735,000	2,365,775
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,120,000	2,901,600
Terex Corp.:
9.25% 7/15/11	1,630,000	1,764,475
10.375% 4/1/11	500,000	543,750
		33,730,363
Chemicals - 3.8%
BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC 9.0988% 7/15/10 (c)(d)	630,000	630,000
Borden US Finance Corp./Nova Scotia Finance ULC 7.8906% 7/15/10 (c)(d)	3,525,000	3,454,500
Crompton Corp. 9.875% 8/1/12	875,000	1,006,250
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (b)	1,970,000	1,398,700
Series B, 0% 10/1/14 (b)	1,355,000	948,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
Equistar Chemicals LP 7.55% 2/15/26	$ 1,800,000	$ 1,665,000
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	2,285,000	2,399,250
10.125% 9/1/08	2,515,000	2,731,919
Huntsman LLC:
10.6406% 7/15/11 (d)	5,660,000	6,013,750
11.5% 7/15/12	220,000	257,400
11.625% 10/15/10	195,000	228,150
IMC Global, Inc. 10.875% 6/1/08	1,620,000	1,826,550
Methanex Corp. yankee 7.75% 8/15/05	1,955,000	1,964,775
Millennium America, Inc. 9.25% 6/15/08	7,370,000	8,005,663
Nalco Co. 7.75% 11/15/11	3,760,000	3,980,900
NOVA Chemicals Corp. 7.4% 4/1/09	2,370,000	2,441,100
Rhodia SA 10.25% 6/1/10	725,000	777,563
		39,729,970
Consumer Products - 1.1%
Church & Dwight Co., Inc. 6% 12/15/12	3,910,000	3,949,100
Jostens Holding Corp. 0% 12/1/13 (b)	3,135,000	2,202,338
Jostens IH Corp. 7.625% 10/1/12	530,000	522,050
Revlon Consumer Products Corp. 9.5% 4/1/11	3,150,000	2,992,500
Samsonite Corp. 8.875% 6/1/11	1,675,000	1,783,875
		11,449,863
Containers - 2.7%
Berry Plastics Corp. 10.75% 7/15/12	3,810,000	4,152,900
BWAY Corp. 10% 10/15/10	3,370,000	3,504,800
Crown European Holdings SA:
9.5% 3/1/11	1,285,000	1,419,925
10.875% 3/1/13	6,380,000	7,512,450
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	2,090,000	2,246,750
8.75% 11/15/12	1,415,000	1,560,038
Owens-Illinois, Inc.:
7.35% 5/15/08	4,100,000	4,264,000
7.5% 5/15/10	3,400,000	3,578,500
		28,239,363
Diversified Financial Services - 0.4%
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	1,055,000	1,147,313
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
Residential Capital Corp. 6.375% 6/30/10 (c)	$ 1,565,000	$ 1,572,653
Triad Acquisition Corp. 11.125% 5/1/13 (c)	1,970,000	1,999,550
		4,719,516
Diversified Media - 0.9%
Corus Entertainment, Inc. 8.75% 3/1/12	3,270,000	3,515,250
LBI Media Holdings, Inc. 0% 10/15/13 (b)	1,330,000	997,500
LBI Media, Inc. 10.125% 7/15/12	2,310,000	2,546,775
Liberty Media Corp. 8.25% 2/1/30	1,980,000	1,969,696
		9,029,221
Electric Utilities - 5.6%
AES Corp.:
8.75% 6/15/08	1,235,000	1,324,538
8.875% 2/15/11	2,334,000	2,596,575
9.375% 9/15/10	1,509,000	1,703,284
9.5% 6/1/09	7,037,000	7,819,866
AES Gener SA 7.5% 3/25/14	3,415,000	3,474,763
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (c)	540,000	602,100
CMS Energy Corp.:
6.3% 2/1/12	3,850,000	3,869,250
7.5% 1/15/09	2,140,000	2,241,650
8.9% 7/15/08	4,140,000	4,491,900
9.875% 10/15/07	4,495,000	4,899,550
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	4,090,000	4,192,250
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	840,000	888,300
Nevada Power Co. 10.875% 10/15/09	740,000	824,175
NRG Energy, Inc. 8% 12/15/13 (c)	5,462,000	5,735,100
Sierra Pacific Power Co. 6.25% 4/15/12	1,235,000	1,268,963
Sierra Pacific Resources 8.625% 3/15/14	1,535,000	1,696,175
TECO Energy, Inc.:
0% 5/1/10 (c)(d)	2,490,000	2,527,350
7.2% 5/1/11	2,485,000	2,690,013
Tenaska Alabama Partners LP 7% 6/30/21 (c)	2,130,000	2,172,600
Utilicorp Canada Finance Corp. 7.75% 6/15/11	3,825,000	3,939,750
		58,958,152
Energy - 7.2%
Chesapeake Energy Corp.:
7.5% 6/15/14	520,000	561,600
7.75% 1/15/15	2,205,000	2,375,888
El Paso Corp. 7.625% 8/16/07 (c)	1,200,000	1,230,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
El Paso Energy Corp. 6.95% 12/15/07	$ 1,630,000	$ 1,640,188
El Paso Production Holding Co. 7.75% 6/1/13	75,000	80,250
Hanover Compressor Co.:
0% 3/31/07	7,660,000	6,702,500
8.625% 12/15/10	2,990,000	3,139,500
Hanover Equipment Trust 8.75% 9/1/11	535,000	565,763
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (c)	5,205,000	5,803,575
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (c)	1,238,000	1,231,810
Newfield Exploration Co. 6.625% 9/1/14	3,670,000	3,835,150
Ocean Rig Norway AS 8.375% 7/1/13 (c)	970,000	984,550
Parker Drilling Co.:
8.08% 9/1/10 (d)	5,195,000	5,402,800
9.625% 10/1/13	1,225,000	1,381,188
9.625% 10/1/13 (c)	1,635,000	1,843,463
Pride International, Inc. 7.375% 7/15/14	795,000	872,513
Range Resources Corp.:
(Reg. S) 6.375% 3/15/15	2,800,000	2,786,000
7.375% 7/15/13	5,235,000	5,522,925
Sonat, Inc.:
6.625% 2/1/08	3,330,000	3,334,163
7.625% 7/15/11	3,820,000	3,848,650
Stone Energy Corp. 6.75% 12/15/14	3,365,000	3,272,463
The Coastal Corp.:
6.375% 2/1/09	4,910,000	4,824,075
6.5% 5/15/06	980,000	987,350
6.5% 6/1/08	1,720,000	1,702,800
6.7% 2/15/27	1,835,000	1,848,763
7.5% 8/15/06	1,610,000	1,646,225
7.625% 9/1/08	1,025,000	1,045,500
7.75% 6/15/10	5,960,000	6,086,650
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (c)	995,000	1,031,069
		75,587,371
Environmental - 0.7%
Allied Waste North America, Inc. 5.75% 2/15/11	1,680,000	1,566,600
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,755,000	5,697,450
		7,264,050
Nonconvertible Bonds - continued
	Principal Amount	Value
Food and Drug Retail - 1.0%
Rite Aid Corp.:
6.875% 8/15/13	$ 415,000	$ 356,900
8.125% 5/1/10	950,000	976,125
9.5% 2/15/11	1,360,000	1,450,100
Stater Brothers Holdings, Inc.:
6.91% 6/15/10 (d)	4,030,000	3,989,700
8.125% 6/15/12	3,440,000	3,336,800
		10,109,625
Food/Beverage/Tobacco - 1.7%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	2,150,000	2,053,250
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 7/15/10 (c)	2,970,000	2,955,150
7.3% 7/15/15 (c)	980,000	977,550
Smithfield Foods, Inc.:
7% 8/1/11	5,070,000	5,323,500
7.625% 2/15/08	1,605,000	1,673,213
7.75% 5/15/13	75,000	81,375
8% 10/15/09	605,000	653,400
UAP Holding Corp. 0% 7/15/12 (b)	2,700,000	2,214,000
United Agriculture Products, Inc. 8.25% 12/15/11	2,266,000	2,350,975
		18,282,413
Gaming - 4.9%
Mandalay Resort Group:
6.5% 7/31/09	1,450,000	1,480,885
9.375% 2/15/10	1,095,000	1,218,188
10.25% 8/1/07	2,485,000	2,730,518
MGM MIRAGE:
6% 10/1/09	9,315,000	9,396,972
6.75% 9/1/12	245,000	252,350
Mohegan Tribal Gaming Authority:
6.125% 2/15/13 (c)	1,390,000	1,403,900
6.375% 7/15/09	7,835,000	7,972,113
7.125% 8/15/14	1,480,000	1,531,800
8% 4/1/12	785,000	840,971
MTR Gaming Group, Inc. 9.75% 4/1/10	2,600,000	2,827,500
Pinnacle Entertainment, Inc. 8.25% 3/15/12	1,355,000	1,405,813
Scientific Games Corp. 6.25% 12/15/12 (c)	2,660,000	2,673,300
Seneca Gaming Corp.:
(Reg'd.) 7.25% 5/1/12 (c)	3,210,000	3,318,338
7.25% 5/1/12	3,945,000	4,078,144
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
Station Casinos, Inc. 6% 4/1/12	$ 570,000	$ 578,550
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)(c)	1,250,000	875,000
9% 1/15/12 (c)	2,920,000	3,044,100
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,185,100
		51,813,542
Healthcare - 5.5%
AmerisourceBergen Corp. 7.25% 11/15/12	3,000,000	3,300,000
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (c)	1,870,000	1,991,550
CDRV Investors, Inc. 0% 1/1/15 (b)(c)	9,585,000	4,744,575
Concentra Operating Corp.:
9.125% 6/1/12	2,775,000	2,941,500
9.5% 8/15/10	2,110,000	2,247,150
DaVita, Inc. 6.625% 3/15/13 (c)	3,390,000	3,500,175
HCA, Inc. 5.5% 12/1/09	7,480,000	7,490,023
HealthSouth Corp.:
7.375% 10/1/06	3,295,000	3,336,188
7.625% 6/1/12	1,285,000	1,246,450
8.5% 2/1/08	925,000	934,250
Omega Healthcare Investors, Inc. 7% 4/1/14	5,720,000	5,762,900
PerkinElmer, Inc. 8.875% 1/15/13	7,470,000	8,263,688
Psychiatric Solutions, Inc. 7.75% 7/15/15 (c)	2,760,000	2,760,000
Senior Housing Properties Trust 8.625% 1/15/12	4,490,000	5,017,575
Service Corp. International (SCI):
7.7% 4/15/09	1,525,000	1,624,125
7.7% 4/15/09	530,000	567,100
Ventas Realty LP/Ventas Capital Corp. 6.75% 6/1/10 (c)	1,640,000	1,701,500
		57,428,749
Homebuilding/Real Estate - 3.0%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (c)	2,175,000	2,142,375
8.125% 6/1/12	5,170,000	5,338,025
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	790,000	774,200
8.875% 4/1/12	2,155,000	2,327,400
KB Home 7.75% 2/1/10	6,620,000	6,917,900
Standard Pacific Corp.:
5.125% 4/1/09	2,640,000	2,534,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilding/Real Estate - continued
Standard Pacific Corp.: - continued
6.5% 10/1/08	$ 780,000	$ 780,000
6.875% 5/15/11	990,000	999,900
Technical Olympic USA, Inc.:
7.5% 3/15/11	765,000	696,150
7.5% 1/15/15	2,145,000	1,898,325
9% 7/1/10	125,000	126,875
10.375% 7/1/12	100,000	102,000
WCI Communities, Inc.:
6.625% 3/15/15	1,910,000	1,738,100
7.875% 10/1/13	4,665,000	4,665,000
		31,040,650
Hotels - 0.5%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	3,630,000	3,875,025
Host Marriott LP 7.125% 11/1/13	1,465,000	1,527,263
		5,402,288
Insurance - 0.4%
Crum & Forster Holdings Corp. 10.375% 6/15/13	3,495,000	3,792,075
Leisure - 1.5%
Equinox Holdings Ltd. 9% 12/15/09	1,140,000	1,185,600
Six Flags, Inc.:
9.625% 6/1/14	1,980,000	1,843,875
9.75% 4/15/13	995,000	936,544
Speedway Motorsports, Inc. 6.75% 6/1/13	1,860,000	1,915,800
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	2,690,000	1,546,750
Town Sports International, Inc. 9.625% 4/15/11	1,370,000	1,417,950
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	2,260,000	2,593,350
Universal City Florida Holding Co. I/II 7.96% 5/1/10 (d)	4,260,000	4,419,750
		15,859,619
Metals/Mining - 1.9%
Century Aluminum Co. 7.5% 8/15/14	625,000	625,000
Compass Minerals International, Inc.:
0% 12/15/12 (b)	1,060,000	927,500
0% 6/1/13 (b)	9,175,000	7,661,125
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	2,210,000	2,165,800
10.125% 2/1/10	400,000	446,000
Massey Energy Co. 6.625% 11/15/10	1,425,000	1,446,375
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
Peabody Energy Corp. 6.875% 3/15/13	$ 2,035,000	$ 2,157,100
Vedanta Resources PLC 6.625% 2/22/10 (c)	4,225,000	4,172,188
		19,601,088
Paper - 1.1%
Georgia-Pacific Corp.:
7.375% 7/15/08	2,045,000	2,181,402
8% 1/15/14	3,610,000	3,975,513
8.125% 5/15/11	750,000	845,625
8.875% 2/1/10	2,050,000	2,316,500
Norske Skog Canada Ltd. 8.625% 6/15/11	2,290,000	2,358,700
		11,677,740
Publishing/Printing - 1.8%
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09	1,050,000	1,155,000
Houghton Mifflin Co.:
7.2% 3/15/11	365,000	379,600
9.875% 2/1/13	4,835,000	5,113,013
NBC Acquisition Corp. 0% 3/15/13 (b)	6,590,000	4,711,850
The Reader's Digest Association, Inc. 6.5% 3/1/11	7,210,000	7,282,100
		18,641,563
Railroad - 0.6%
Kansas City Southern Railway Co.:
7.5% 6/15/09	4,325,000	4,433,125
9.5% 10/1/08	220,000	239,800
TFM SA de CV yankee 10.25% 6/15/07	1,310,000	1,395,150
		6,068,075
Restaurants - 1.0%
Carrols Corp. 9% 1/15/13 (c)	2,350,000	2,379,375
Domino's, Inc. 8.25% 7/1/11	985,000	1,053,950
Friendly Ice Cream Corp. 8.375% 6/15/12	3,790,000	3,638,400
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	3,450,000	3,346,500
		10,418,225
Services - 1.1%
Iron Mountain, Inc.:
7.75% 1/15/15	400,000	404,000
8.25% 7/1/11	1,750,000	1,785,000
8.625% 4/1/13	4,815,000	4,983,525
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (c)	1,990,000	2,029,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
Rural/Metro Corp.:
0% 3/15/16 (b)(c)	$ 3,420,000	$ 1,624,500
9.875% 3/15/15 (c)	630,000	609,525
		11,436,350
Shipping - 4.6%
General Maritime Corp. 10% 3/15/13	9,940,000	10,784,900
OMI Corp. 7.625% 12/1/13	7,645,000	7,606,775
Ship Finance International Ltd. 8.5% 12/15/13	17,800,000	17,087,973
Teekay Shipping Corp. 8.875% 7/15/11	10,780,000	12,289,200
		47,768,848
Steels - 1.4%
Allegheny Technologies, Inc. 8.375% 12/15/11	3,475,000	3,579,250
CSN Islands VII Corp. 10.75% 9/12/08 (c)	3,090,000	3,453,075
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	4,980,000	5,390,850
Ryerson Tull, Inc. 8.25% 12/15/11	2,585,000	2,248,950
		14,672,125
Super Retail - 2.2%
Asbury Automotive Group, Inc. 9% 6/15/12	4,470,000	4,559,400
Buhrmann US, Inc. 7.875% 3/1/15 (c)	1,520,000	1,478,200
JCPenney Co., Inc.:
7.375% 8/15/08	1,780,000	1,909,050
7.6% 4/1/07	990,000	1,041,975
Nebraska Book Co., Inc. 8.625% 3/15/12	4,490,000	4,186,925
Saks, Inc.:
7% 12/1/13	590,000	584,100
9.875% 10/1/11	3,285,000	3,588,863
Sonic Automotive, Inc. 8.625% 8/15/13	5,550,000	5,605,500
		22,954,013
Technology - 5.7%
Advanced Micro Devices, Inc. 7.75% 11/1/12	2,715,000	2,660,700
Amkor Technology, Inc.:
7.125% 3/15/11	990,000	856,350
7.75% 5/15/13	985,000	849,563
9.25% 2/15/08	980,000	943,250
Celestica, Inc.:
7.625% 7/1/13	2,110,000	2,123,188
7.875% 7/1/11	6,675,000	6,841,875
Freescale Semiconductor, Inc. 6.875% 7/15/11	5,350,000	5,657,625
Lucent Technologies, Inc. 5.5% 11/15/08	4,320,000	4,255,200
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.66% 12/15/11 (c)(d)	$ 2,345,000	$ 2,321,550
Micron Technology, Inc. 6.5% 9/30/05 (e)	6,190,471	6,159,518
New ASAT Finance Ltd. 9.25% 2/1/11	1,590,000	1,311,750
Nortel Networks Corp. 6.125% 2/15/06	3,180,000	3,195,900
Sanmina-SCI Corp.:
6.75% 3/1/13 (c)	2,910,000	2,779,050
10.375% 1/15/10	1,950,000	2,164,500
Xerox Capital Trust I 8% 2/1/27	5,775,000	5,962,688
Xerox Corp.:
6.875% 8/15/11	4,610,000	4,886,600
7.125% 6/15/10	5,235,000	5,568,731
9.75% 1/15/09	1,535,000	1,742,225
		60,280,263
Telecommunications - 9.2%
American Tower Corp. 7.125% 10/15/12	1,965,000	2,073,075
American Towers, Inc. 7.25% 12/1/11	785,000	826,213
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	845,000	954,850
Empresa Brasileira de Telecomm SA 11% 12/15/08	2,091,000	2,383,740
Intelsat Ltd.:
5.25% 11/1/08	2,415,000	2,258,025
6.5% 11/1/13	5,005,000	4,054,050
7.625% 4/15/12	2,185,000	1,911,875
7.805% 1/15/12 (c)(d)	6,345,000	6,487,763
MCI, Inc. 8.735% 5/1/14 (d)	4,155,000	4,658,794
Millicom International Cellular SA 10% 12/1/13	4,285,000	4,263,575
Mobile Telesystems Finance SA 8% 1/28/12 (c)	1,880,000	1,903,500
New Skies Satellites BV 8.5388% 11/1/11 (c)(d)	4,145,000	4,238,263
Nextel Communications, Inc.:
5.95% 3/15/14	2,880,000	2,995,200
6.875% 10/31/13	7,380,000	7,859,700
PanAmSat Corp. 9% 8/15/14	2,080,000	2,262,000
Qwest Capital Funding, Inc.:
7% 8/3/09	5,440,000	5,263,200
7.9% 8/15/10	4,495,000	4,444,431
Qwest Corp.:
6.6706% 6/15/13 (c)(d)	6,760,000	6,920,550
7.875% 9/1/11	1,405,000	1,457,688
8.875% 3/15/12	80,000	87,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Qwest Services Corp.:
13.5% 12/15/10	$ 1,570,000	$ 1,805,500
14% 12/15/14	3,315,000	3,978,000
Rogers Communications, Inc.:
7.25% 12/15/12	3,670,000	3,954,425
8% 12/15/12	4,020,000	4,311,450
9.625% 5/1/11	3,350,000	3,936,250
SBA Communications Corp. 8.5% 12/1/12	4,420,000	4,773,600
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,547,000	5,352,855
U.S. West Communications 7.5% 6/15/23	1,440,000	1,321,200
		96,736,772
Textiles & Apparel - 0.7%
Levi Strauss & Co.:
7.73% 4/1/12 (d)	2,225,000	2,102,625
9.75% 1/15/15	1,490,000	1,471,375
12.25% 12/15/12	1,065,000	1,160,850
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	2,130,000	2,145,975
		6,880,825
TOTAL NONCONVERTIBLE BONDS (Cost $890,340,237)		908,187,260
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.8411% 8/1/24 (c)(d) (Cost $981,783)	1,264,590	1,081,225
Common Stocks - 1.8%
	Shares
Aerospace - 0.1%
L-3 Communications Holdings, Inc.	15,800	1,209,964
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	16	0
Cable TV - 0.1%
EchoStar Communications Corp. Class A	4,500	135,675
Ono Finance PLC rights 5/31/09 (a)(c)	2,050	1,025
The DIRECTV Group, Inc. (a)	63,000	976,500
		1,113,200
Common Stocks - continued
	Shares	Value
Electric Utilities - 0.1%
AES Corp. (a)	22,100	$ 361,998
CMS Energy Corp. (a)	22,300	335,838
		697,836
Energy - 0.1%
Chesapeake Energy Corp.	22,100	503,880
Gaming - 0.3%
MGM MIRAGE (a)	28,300	1,120,114
Scientific Games Corp. Class A (a)	93,800	2,526,034
		3,646,148
Healthcare - 0.0%
Fountain View, Inc. (e)	1,364	22,861
Homebuilding/Real Estate - 0.0%
American Real Estate Partners LP (a)	400	11,620
Paper - 0.2%
Georgia-Pacific Corp.	59,800	1,901,640
Services - 0.2%
Iron Mountain, Inc. (a)	63,900	1,982,178
Shipping - 0.3%
OMI Corp.	60,900	1,157,709
Teekay Shipping Corp.	44,100	1,935,990
		3,093,699
Technology - 0.1%
Xerox Corp. (a)	94,500	1,303,155
Telecommunications - 0.2%
American Tower Corp. Class A (a)	31,900	670,538
New Skies Satellites Holdings Ltd.	2,600	51,610
Nextel Communications, Inc. Class A (a)	15,700	507,267
Qwest Communications International, Inc. (a)	318,500	1,181,635
		2,411,050
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (e)	144,445	1,495,006
TOTAL COMMON STOCKS (Cost $23,455,425)		19,392,237
Floating Rate Loans - 10.4%
	Principal Amount
Building Materials - 0.5%
Masonite International Corp. term loan 9.3838% 4/6/15 (d)	$ 5,340,000	5,333,325
Floating Rate Loans - continued
	Principal Amount	Value
Cable TV - 0.5%
UPC Broadband Holding BV Tranche H2, term loan 5.752% 9/30/12 (d)	$ 5,460,000	$ 5,473,650
Electric Utilities - 1.4%
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 6.46% 6/24/12 (d)	2,913,496	2,935,347
term loan 6.46% 6/24/12 (d)	2,356,504	2,374,178
Tranche 2, term loan 8.88% 6/24/13 (d)	2,190,000	2,184,525
Riverside Energy Center LLC:
term loan 7.44% 6/24/11 (d)	6,330,259	6,456,864
Credit-Linked Deposit 6.98% 6/24/11 (d)	288,859	293,192
		14,244,106
Energy - 3.5%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.063% 7/8/11 (d)	172,000	163,400
Tranche 2, term loan 10.3125% 7/8/13 (d)	2,870,000	2,920,225
Tranche B1, term loan 6.063% 7/8/12 (d)	258,000	261,225
El Paso Corp.:
Credit-Linked Deposit 5.855% 11/22/09 (d)	5,120,700	5,139,903
term loan 6.125% 11/22/09 (d)	3,827,907	3,861,401
Kerr-McGee Corp.:
Tranche B, term loan 5.79% 5/24/11 (d)	12,230,000	12,428,738
Tranche X, term loan 5.55% 5/24/07 (d)	8,910,000	8,965,688
Magellan Midstream Holdings LP term loan 5.785% 6/30/12 (d)	2,625,000	2,625,000
		36,365,580
Environmental - 0.8%
Envirocare of Utah, Inc.:
Tranche 1, term loan 6.11% 4/13/10 (d)	5,001,818	5,020,575
Tranche 2, term loan 8.86% 4/13/10 (d)	3,770,000	3,741,725
		8,762,300
Healthcare - 0.9%
DaVita, Inc. Tranche B, term loan LIBOR + 2.25% 7/30/12 (d)	5,870,000	5,943,375
HealthSouth Corp. term loan 8.22% 6/15/10 (d)	2,190,000	2,225,588
Vicar Operating, Inc. term loan 4.875% 5/16/11 (d)	1,526,175	1,530,000
		9,698,963
Homebuilding/Real Estate - 2.0%
General Growth Properties, Inc.:
Tranche A, term loan 5.37% 11/12/07 (d)	5,881,461	5,918,220
Tranche B, term loan 5.58% 11/12/08 (d)	6,071,101	6,124,223
Floating Rate Loans - continued
	Principal Amount	Value
Homebuilding/Real Estate - continued
LNR Property Corp.:
Tranche A, term loan 7.71% 2/3/08 (d)	$ 2,150,000	$ 2,150,000
Tranche B, term loan:
6.3396% 2/3/08 (d)	4,311,868	4,328,038
8.46% 2/3/08 (d)	2,200,000	2,200,000
		20,720,481
Technology - 0.6%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 4.96% 3/9/11 (d)	3,685,762	3,662,726
Tranche B, term loan 4.96% 3/9/13 (d)	1,531,350	1,525,607
Infor Global Solutions AG Tranche 2, term loan 10.712% 4/18/12 (d)	1,700,000	1,695,750
		6,884,083
Telecommunications - 0.2%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (d)	1,700,000	1,683,000
TOTAL FLOATING RATE LOANS (Cost $108,538,920)		109,165,488
Cash Equivalents - 1.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.42%, dated 6/30/05 due 7/1/05) (Cost $13,259,000)	$ 13,260,261	13,259,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,036,575,365)		1,051,085,210
NET OTHER ASSETS - (0.2)%		(2,196,375)
NET ASSETS - 100%		$ 1,048,888,835
Legend
(a) Non-income producing
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $152,362,272 or 14.5% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,677,385 or 0.7% of net assets.

Additional information on each holding is as follows:
SecurityA	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
Fountain View, Inc.	8/19/03 - 1/27/04	13
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 9/12/02	5,344,263
AAcquired as a result of an in-kind exchange and represents the original acquisition date and cost.
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,031,896,871. Net unrealized appreciation aggregated $19,188,339, of which $37,674,485 related to appreciated investment securities and $18,486,146 related to depreciated investment securities.

Quarterly Report

Fidelity Tactical Income Central Investment Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.7%
Ford Motor Co.:
6.375% 2/1/29	$ 1,750,000	$ 1,349,289
6.625% 10/1/28	1,115,000	874,663
7.45% 7/16/31	12,780,000	10,668,948
General Motors Corp. 8.25% 7/15/23	13,340,000	11,038,850
		23,931,750
Media - 0.9%
Continental Cablevision, Inc. 9% 9/1/08	3,850,000	4,363,501
Cox Communications, Inc. 7.125% 10/1/12	4,325,000	4,850,150
Liberty Media Corp.:
5.7% 5/15/13	2,980,000	2,771,707
8.25% 2/1/30	8,580,000	8,535,350
News America Holdings, Inc. 7.75% 12/1/45	2,625,000	3,216,100
News America, Inc. 6.2% 12/15/34	5,075,000	5,326,177
Univision Communications, Inc. 3.875% 10/15/08	1,295,000	1,256,466
		30,319,451
TOTAL CONSUMER DISCRETIONARY		54,251,201
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (b)	3,715,000	3,729,529
Food Products - 0.1%
ConAgra Foods, Inc. 6.75% 9/15/11	3,000,000	3,319,944
TOTAL CONSUMER STAPLES		7,049,473
ENERGY - 2.1%
Energy Equipment & Services - 0.5%
Diamond Offshore Drilling, Inc. 4.875% 7/1/15 (b)	2,620,000	2,618,813
Petronas Capital Ltd. 7% 5/22/12 (b)	11,450,000	13,087,098
		15,705,911
Oil, Gas & Consumable Fuels - 1.6%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	5,220,000	5,257,955
Enterprise Products Operating LP 4% 10/15/07	3,815,000	3,776,884
Kinder Morgan Energy Partners LP 5.8% 3/15/35	1,810,000	1,822,639
Nexen, Inc. 5.875% 3/10/35	8,615,000	8,755,519
Pemex Project Funding Master Trust:
7.375% 12/15/14	3,000,000	3,364,500
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust: - continued
8.625% 2/1/22	$ 8,725,000	$ 10,709,938
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	6,745,000	8,029,248
The Coastal Corp.:
7.75% 10/15/35	1,990,000	1,860,650
9.625% 5/15/12	7,730,000	8,464,350
		52,041,683
TOTAL ENERGY		67,747,594
FINANCIALS - 10.2%
Capital Markets - 1.4%
Bank of New York Co., Inc.:
3.4% 3/15/13 (g)	4,370,000	4,254,396
4.25% 9/4/12 (g)	4,285,000	4,284,614
Goldman Sachs Capital I 6.345% 2/15/34	8,225,000	8,911,862
Goldman Sachs Group, Inc. 5.25% 10/15/13	8,525,000	8,796,982
JPMorgan Chase Capital XV 5.875% 3/15/35	10,315,000	10,587,471
Lazard LLC 7.125% 5/15/15 (b)	5,665,000	5,714,495
Merrill Lynch & Co., Inc. 4.25% 2/8/10	4,590,000	4,578,608
		47,128,428
Commercial Banks - 2.1%
Bank of America Corp.:
7.4% 1/15/11	10,286,000	11,772,111
7.8% 2/15/10	14,984,000	17,137,590
Banponce Corp. 6.75% 12/15/05	3,570,000	3,608,560
Export-Import Bank of Korea:
4.125% 2/10/09 (b)	1,485,000	1,472,383
5.25% 2/10/14 (b)	2,560,000	2,650,440
KeyCorp Capital Trust VII 5.7% 6/15/35	8,000,000	7,887,752
Korea Development Bank:
3.875% 3/2/09	9,700,000	9,538,311
4.75% 7/20/09	3,520,000	3,566,112
Wachovia Bank NA 4.875% 2/1/15	7,250,000	7,385,213
Wachovia Corp. 5.25% 8/1/14	4,800,000	5,010,658
		70,029,130
Consumer Finance - 0.8%
Capital One Bank 4.875% 5/15/08	1,800,000	1,826,860
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp. 3.5% 5/1/08	$ 500,000	$ 491,888
Household Finance Corp.:
4.125% 11/16/09	7,450,000	7,369,473
5.875% 2/1/09	730,000	766,283
Household International, Inc. 8.875% 2/15/08	8,550,000	8,792,461
HSBC Finance Corp. 6.75% 5/15/11	1,575,000	1,748,171
MBNA Corp. 6.25% 1/17/07	3,670,000	3,786,724
		24,781,860
Diversified Financial Services - 1.7%
JPMorgan Chase & Co. 6.75% 2/1/11	29,515,000	32,640,639
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	16,900,000	17,776,231
Prime Property Funding II 6.25% 5/15/07 (b)	4,795,000	4,970,857
		55,387,727
Insurance - 1.2%
Axis Capital Holdings Ltd. 5.75% 12/1/14	10,145,000	10,506,416
Oil Insurance Ltd. 5.15% 8/15/33 (b)(g)	3,625,000	3,653,971
Principal Life Global Funding I 5.125% 6/28/07 (b)	18,600,000	18,887,779
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(g)	3,285,000	3,359,698
The Chubb Corp. 6.15% 8/15/05	3,184,000	3,191,699
		39,599,563
Real Estate - 2.1%
Archstone Smith Operating Trust 5.25% 5/1/15	4,285,000	4,373,712
CarrAmerica Realty Corp. 5.25% 11/30/07	4,275,000	4,330,455
CenterPoint Properties Trust:
4.75% 8/1/10	2,950,000	2,975,600
5.25% 7/15/11	5,000,000	5,121,615
Colonial Properties Trust 4.75% 2/1/10	3,325,000	3,298,892
Developers Diversified Realty Corp.:
5% 5/3/10	3,280,000	3,304,994
5.25% 4/15/11	1,855,000	1,884,354
EOP Operating LP:
4.65% 10/1/10	2,375,000	2,369,350
6.763% 6/15/07	10,075,000	10,521,363
7.75% 11/15/07	9,645,000	10,356,415
Gables Realty LP:
5% 3/15/10	2,030,000	2,020,680
5.75% 7/15/07	1,450,000	1,484,293
Mack-Cali Realty LP 7.25% 3/15/09	2,800,000	3,039,887
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate - continued
Simon Property Group LP:
4.6% 6/15/10 (b)	$ 2,865,000	$ 2,866,593
4.875% 8/15/10	7,325,000	7,401,715
5.1% 6/15/15 (b)	4,240,000	4,228,001
		69,577,919
Thrifts & Mortgage Finance - 0.9%
Abbey National PLC 6.69% 10/17/05	5,000,000	5,042,170
Independence Community Bank Corp. 3.75% 4/1/14 (g)	2,870,000	2,766,743
Residential Capital Corp. 6.375% 6/30/10 (b)	5,860,000	5,888,655
Washington Mutual, Inc.:
2.4% 11/3/05	7,355,000	7,320,189
4.625% 4/1/14	7,830,000	7,623,656
		28,641,413
TOTAL FINANCIALS		335,146,040
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (b)	1,900,000	1,719,500
7.45% 5/1/34 (b)	7,300,000	6,205,000
		7,924,500
Airlines - 0.6%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	566,167	579,603
6.978% 10/1/12	1,380,441	1,426,129
7.024% 4/15/11	2,545,000	2,629,924
7.858% 4/1/13	1,000,000	1,056,221
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	635,000	636,068
7.056% 3/15/11	2,000,000	2,065,729
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	11,200,000	10,536,587
		18,930,261
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (b)	$ 3,400,000	$ 4,000,392
TOTAL INDUSTRIALS		30,855,153
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
NCR Corp. 7.125% 6/15/09	1,660,000	1,795,908
MATERIALS - 0.6%
Metals & Mining - 0.3%
Alcan, Inc. 5.75% 6/1/35	5,225,000	5,314,870
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	2,620,000	2,875,350
		8,190,220
Paper & Forest Products - 0.3%
Boise Cascade Corp. 7.68% 3/29/06	9,125,000	9,398,750
International Paper Co. 4.25% 1/15/09	1,075,000	1,061,092
		10,459,842
TOTAL MATERIALS		18,650,062
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.9%
France Telecom SA 8% 3/1/11 (a)	2,455,000	2,848,964
KT Corp. 5.875% 6/24/14 (b)	3,275,000	3,518,165
SBC Communications, Inc. 4.125% 9/15/09	7,445,000	7,383,303
Sprint Capital Corp. 8.375% 3/15/12	2,350,000	2,826,629
Telecom Italia Capital:
4% 11/15/08	3,175,000	3,127,051
4% 1/15/10 (b)	10,065,000	9,779,889
5.25% 11/15/13	2,500,000	2,538,013
TELUS Corp. yankee 8% 6/1/11	13,415,000	15,688,869
Verizon Global Funding Corp. 7.25% 12/1/10	7,758,000	8,793,763
Verizon New York, Inc. 6.875% 4/1/12	5,229,000	5,778,950
		62,283,596
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
America Movil SA de CV 6.375% 3/1/35	$ 4,960,000	$ 4,840,211
AT&T Wireless Services, Inc. 7.875% 3/1/11	4,850,000	5,636,505
		10,476,716
TOTAL TELECOMMUNICATION SERVICES		72,760,312
UTILITIES - 2.7%
Electric Utilities - 2.1%
Duke Capital LLC:
4.37% 3/1/09	2,825,000	2,815,172
6.25% 2/15/13	4,500,000	4,857,854
Exelon Corp. 4.9% 6/15/15	9,500,000	9,533,858
Exelon Generation Co. LLC 5.35% 1/15/14	10,500,000	10,889,592
FirstEnergy Corp. 6.45% 11/15/11	1,185,000	1,294,762
Monongahela Power Co. 5% 10/1/06	3,890,000	3,921,486
Oncor Electric Delivery Co. 6.375% 5/1/12	6,200,000	6,794,134
Progress Energy, Inc.:
7.1% 3/1/11	7,470,000	8,321,326
7.75% 3/1/31	12,910,000	16,107,872
TXU Energy Co. LLC 7% 3/15/13	3,930,000	4,382,862
		68,918,918
Independent Power Producers & Energy Traders - 0.2%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,389,426
Duke Energy Corp. 5.625% 11/30/12	3,565,000	3,781,727
		6,171,153
Multi-Utilities - 0.4%
Dominion Resources, Inc.:
4.75% 12/15/10	4,685,000	4,713,433
5.95% 6/15/35	5,470,000	5,665,892
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	3,235,000	3,249,111
		13,628,436
TOTAL UTILITIES		88,718,507
TOTAL NONCONVERTIBLE BONDS (Cost $667,042,849)		676,974,250
U.S. Government and Government Agency Obligations - 16.5%
	Principal Amount	Value
U.S. Government Agency Obligations - 6.2%
Fannie Mae 6.25% 2/1/11	$ 53,700,000	$ 58,842,634
Financing Corp. - coupon STRIPS:
0% 8/8/05	5,482,000	5,462,967
0% 11/30/05	1,666,000	1,641,988
Freddie Mac:
4.5% 1/15/14	26,270,000	26,806,171
5.25% 11/5/12	51,240,000	51,741,486
5.875% 3/21/11	45,055,000	48,579,292
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	771,609	791,971
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A:
7.57% 8/1/13	10,090,000	10,121,198
7.63% 8/1/14	1,000,000	1,003,185
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		204,990,892
U.S. Treasury Inflation Protected Obligations - 6.1%
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	65,025,450	71,179,977
3.375% 4/15/32	46,364,607	63,072,185
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13	16,948,800	17,310,946
2% 1/15/14	15,794,100	16,268,540
4.25% 1/15/10	28,383,593	31,940,396
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		199,772,044
U.S. Treasury Obligations - 4.2%
U.S. Treasury Bonds 8% 11/15/21	10,900,000	15,705,788
U.S. Treasury Notes 4.75% 5/15/14	113,660,000	120,603,931
TOTAL U.S. TREASURY OBLIGATIONS		136,309,719
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $528,577,230)		541,072,655
U.S. Government Agency - Mortgage Securities - 29.1%
	Principal Amount	Value
Fannie Mae - 26.0%
3.463% 4/1/34 (g)	$ 1,350,023	$ 1,353,342
3.737% 1/1/35 (g)	872,223	869,092
3.753% 10/1/33 (g)	534,232	530,169
3.797% 6/1/34 (g)	2,401,173	2,366,866
3.827% 12/1/34 (g)	176,763	176,346
3.83% 1/1/35 (g)	578,131	577,054
3.836% 6/1/33 (g)	436,748	433,155
3.84% 1/1/35 (g)	1,628,332	1,632,980
3.913% 12/1/34 (g)	543,113	542,010
3.941% 10/1/34 (g)	751,812	750,999
3.98% 1/1/35 (g)	760,117	757,789
3.984% 5/1/33 (g)	176,252	176,481
3.987% 12/1/34 (g)	697,514	694,875
4% 6/1/18 to 9/1/19	61,946,194	60,738,828
4% 7/1/20 (c)(d)	35,000,000	34,267,188
4% 1/1/35 (g)	473,151	471,452
4.017% 12/1/34 (g)	3,848,239	3,866,284
4.021% 12/1/34 (g)	551,109	549,156
4.023% 2/1/35 (g)	502,652	501,460
4.029% 1/1/35 (g)	263,905	264,386
4.037% 12/1/34 (g)	384,755	386,379
4.048% 1/1/35 (g)	505,954	504,532
4.052% 2/1/35 (g)	508,964	508,199
4.055% 10/1/18 (g)	583,990	582,129
4.057% 5/1/34 (g)	223,598	223,311
4.072% 12/1/34 (g)	1,048,182	1,053,423
4.079% 4/1/33 (g)	197,064	198,040
4.105% 1/1/35 (g)	1,126,303	1,133,273
4.115% 2/1/35 (g)	354,361	354,971
4.118% 1/1/35 (g)	1,064,386	1,065,768
4.118% 2/1/35 (g)	348,696	349,809
4.12% 2/1/35 (g)	979,713	982,170
4.127% 1/1/35 (g)	1,107,557	1,116,540
4.128% 2/1/35 (g)	2,007,201	2,011,320
4.145% 2/1/35 (g)	1,217,001	1,223,954
4.151% 1/1/35 (g)	1,857,640	1,863,217
4.162% 2/1/35 (g)	959,395	963,063
4.17% 11/1/34 (g)	952,345	953,431
4.197% 1/1/35 (g)	908,206	912,971
4.2% 1/1/35 (g)	2,078,084	2,097,877
4.202% 1/1/35 (g)	1,097,110	1,094,500
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.23% 11/1/34 (g)	$ 295,317	$ 296,991
4.232% 3/1/34 (g)	495,084	496,278
4.25% 2/1/35 (g)	562,621	560,174
4.293% 3/1/35 (g)	540,787	544,112
4.302% 1/1/35 (g)	723,587	723,152
4.305% 8/1/33 (g)	1,219,551	1,231,507
4.318% 3/1/33 (g)	284,635	284,140
4.319% 5/1/35 (g)	834,377	839,017
4.324% 12/1/34 (g)	372,545	375,200
4.349% 2/1/35 (g)	375,773	377,194
4.351% 1/1/35 (g)	549,158	549,048
4.357% 1/1/35 (g)	580,063	583,876
4.368% 2/1/34 (g)	1,417,549	1,420,632
4.4% 2/1/35 (g)	887,490	888,253
4.409% 5/1/35 (g)	1,625,000	1,625,763
4.455% 3/1/35 (g)	774,667	775,423
4.479% 4/1/34 (g)	975,678	981,108
4.484% 10/1/34 (g)	3,279,891	3,310,291
4.493% 8/1/34 (g)	1,938,664	1,953,204
4.499% 3/1/35 (g)	1,713,192	1,718,049
4.5% 5/1/18 to 5/1/35	102,778,573	101,808,752
4.5% 7/1/20 (c)	50,000,000	49,734,375
4.5% 5/1/35 (g)	593,217	599,030
4.508% 1/1/35 (g)	979,839	991,828
4.53% 3/1/35 (g)	1,570,921	1,577,794
4.549% 8/1/34 (g)	1,239,703	1,256,576
4.568% 2/1/35 (g)	3,956,182	4,002,616
4.57% 2/1/35 (g)	612,655	617,873
4.587% 2/1/35 (g)	5,088,899	5,138,305
4.625% 2/1/35 (g)	1,744,456	1,753,655
4.639% 2/1/35 (g)	489,429	496,884
4.67% 11/1/34 (g)	2,016,343	2,034,147
4.694% 11/1/34 (g)	2,022,325	2,038,927
4.725% 3/1/35 (g)	5,130,817	5,207,860
4.742% 3/1/35 (g)	970,469	979,453
4.748% 7/1/34 (g)	1,805,933	1,811,265
4.815% 12/1/32 (g)	899,963	911,072
5% 2/1/18 to 6/1/34	67,646,284	68,394,931
5% 8/1/35 (c)	17,098,396	17,055,650
5% 8/1/35 (c)	83,345,351	83,136,988
5% 8/11/35 (c)	30,000,000	29,925,000
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.5% 2/1/11 to 10/1/34	$ 92,644,523	$ 94,545,198
5.5% 7/1/35 (c)(d)	54,898,541	55,601,929
5.5% 7/1/35 (c)	11,560,000	11,708,113
6% 6/1/13 to 1/1/34	40,826,766	41,985,867
6.5% 2/1/12 to 5/1/34	65,669,344	68,150,547
6.5% 7/1/35 (c)	18,289,984	18,924,418
7% 11/1/05 to 2/1/33	19,406,695	20,465,757
7% 7/1/20 (c)	3,757,832	3,933,980
7.5% 10/1/09 to 11/1/31	8,112,516	8,674,933
8% 6/1/10 to 6/1/29	9,110	9,490
11.5% 11/1/15	45,629	51,132
TOTAL FANNIE MAE		854,156,546
Freddie Mac - 1.6%
4.106% 12/1/34 (g)	646,912	646,590
4.13% 12/1/34 (g)	930,871	930,254
4.232% 1/1/35 (g)	940,010	940,384
4.307% 3/1/35 (g)	801,961	800,420
4.307% 5/1/35 (g)	1,390,930	1,395,075
4.314% 12/1/34 (g)	821,527	819,908
4.364% 1/1/35 (g)	2,132,728	2,144,998
4.37% 3/1/35 (g)	1,156,974	1,155,121
4.401% 2/1/35 (g)	1,599,161	1,596,662
4.441% 2/1/34 (g)	927,972	931,853
4.444% 3/1/35 (g)	743,935	742,395
4.491% 3/1/35 (g)	2,163,660	2,167,632
4.497% 6/1/35 (g)	1,200,000	1,209,876
4.498% 3/1/35 (g)	5,330,000	5,346,656
4.504% 3/1/35 (g)	874,519	874,075
4.564% 2/1/35 (g)	1,267,332	1,270,995
5% 11/1/33	699,472	700,587
5.034% 4/1/35 (g)	4,722,103	4,794,493
5.098% 8/1/33 (g)	395,180	402,801
5.5% 7/1/35	10,000,000	10,189,063
6% 10/1/23 to 5/1/33	9,771,169	10,048,108
7.5% 11/1/16 to 6/1/32	3,980,885	4,270,235
8% 7/1/25 to 10/1/27	104,929	113,206
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8.5% 2/1/19 to 8/1/22	$ 19,581	$ 21,333
12% 11/1/19	19,693	21,861
TOTAL FREDDIE MAC		53,534,581
Government National Mortgage Association - 1.5%
6% 6/15/08 to 12/15/10	3,183,236	3,275,141
6.5% 12/15/07 to 12/15/32	21,345,898	22,259,414
7% 6/15/24 to 12/15/33	17,990,671	19,061,852
7.5% 3/15/22 to 8/15/28	4,646,529	4,998,401
8% 4/15/24 to 12/15/25	270,118	292,291
8.5% 8/15/29 to 11/15/31	717,542	782,450
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		50,669,549
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $949,764,221)		958,360,676
Asset-Backed Securities - 5.7%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	3,409,643	3,336,400
ACE Securities Corp. Series 2004-OP1:
Class M1, 3.8344% 4/25/34 (g)	2,390,000	2,392,417
Class M2, 4.3644% 4/25/34 (g)	3,375,000	3,381,105
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 3.62% 11/6/09 (g)	3,425,000	3,437,914
Series 2003-BX Class A4B, 3.53% 1/6/10 (g)	2,220,000	2,227,909
Ameriquest Mortgage Securities, Inc.:
Series 2002-AR1 Class M2, 4.6144% 9/25/32 (g)	785,762	786,597
Series 2003-3 Class M1, 4.1144% 3/25/33 (g)	4,050,000	4,089,600
Amortizing Residential Collateral Trust Series 2002-BC7 Class M1, 3.89% 10/25/32 (g)	18,293,000	18,430,198
Argent Securities, Inc. Series 2003-W3 Class M2, 5.1144% 9/25/33 (g)	5,400,000	5,568,259
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 3.6% 4/15/33 (g)	842,966	843,403
Class M1, 4.12% 4/15/33 (g)	4,770,000	4,798,162
Series 2004-HE2 Class M1, 3.8644% 4/25/34 (g)	3,320,000	3,327,377
Bayview Financial Asset Trust Series 2000-F Class A, 3.82% 9/28/43 (g)	7,933,894	7,945,702
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Asset Trust Series 2004-2 Class A2, 3.35% 2/15/08	$ 4,890,000	$ 4,843,180
Capital One Auto Finance Trust Series 2003-A Class A4B, 3.5% 1/15/10 (g)	6,505,000	6,523,550
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.9% 7/15/08 (g)	6,380,000	6,384,286
Series 2003-B1 Class B1, 4.39% 2/17/09 (g)	7,735,000	7,790,588
Series 2003-B2 Class B2, 3.5% 2/17/09	4,070,000	4,051,454
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	4,855,000	4,812,340
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 5.2144% 10/25/33 (g)	1,774,982	1,808,792
Chase Credit Card Master Trust Series 2003-6 Class B, 3.57% 2/15/11 (g)	4,870,000	4,907,528
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 3.7444% 5/25/33 (g)	2,400,889	2,406,721
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (b)	4,725,000	5,039,726
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1:
Class B, 4.878% 6/15/35 (b)	2,706,000	2,719,424
Class C, 5.074% 6/15/35 (b)	2,457,000	2,468,709
Fieldstone Mortgage Investment Corp. Series 2004-2 Class M2, 4.4644% 7/25/34 (g)	5,110,000	5,109,888
First USA Secured Note Trust Series 2001-3 Class C, 4.14% 11/19/08 (b)(g)	6,360,000	6,404,718
Fremont Home Loan Trust Series 2005-A:
Class M1, 3.7444% 1/25/35 (g)	900,000	898,576
Class M2, 3.7744% 1/25/35 (g)	1,300,000	1,298,525
Class M3, 3.8044% 1/25/35 (g)	700,000	700,238
Home Equity Asset Trust:
Series 2003-2:
Class A2, 3.6944% 8/25/33 (g)	206,766	207,532
Class M1, 4.1944% 8/25/33 (g)	1,780,000	1,800,755
Series 2003-4:
Class M1, 4.1144% 10/25/33 (g)	215,000	216,724
Class M2, 5.2144% 10/25/33 (g)	255,000	258,382
Household Private Label Credit Card Master Note Trust I Series 2002-3 Class B, 4.47% 9/15/09 (g)	4,865,000	4,878,980
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 4.0644% 7/25/33 (g)	5,250,000	5,290,445
Class M2, 5.1644% 7/25/33 (g)	2,685,000	2,742,988
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.595% 10/15/08 (g)	3,400,000	3,405,600
Asset-Backed Securities - continued
	Principal Amount	Value
MBNA Credit Card Master Note Trust: - continued
Series 2001-B2 Class B2, 3.58% 1/15/09 (g)	$ 3,400,000	$ 3,409,325
Series 2002-B2 Class B2, 3.6% 10/15/09 (g)	3,400,000	3,415,429
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 4.4144% 12/27/32 (g)	1,010,000	1,023,537
Series 2003-NC6 Class M2, 5.2644% 6/27/33 (g)	8,680,000	8,914,365
Series 2004-NC2 Class M1, 3.8644% 12/25/33 (g)	1,410,000	1,413,370
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M2, 4.7144% 2/25/32 (g)	567,549	569,876
Series 2002-NC3 Class M1, 4.0344% 8/25/32 (g)	815,000	821,646
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (i)	5,150,000	2,642,465
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)	2,300,000	620,102
New Century Home Equity Loan Trust Series 2003-2 Class A2, 3.7444% 1/25/33 (g)	473,351	473,609
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	2,265,000	2,253,310
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	1,922,987	1,899,736
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (b)	1,861,406	1,807,891
Saxon Asset Securities Trust Series 2004-1 Class M1, 3.8444% 3/25/35 (g)	2,395,000	2,395,564
Sears Credit Account Master Trust II Series 2000-2 Class A, 6.75% 9/16/09	2,500,000	2,515,419
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.9144% 11/25/34 (g)	985,000	990,240
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.6744% 2/25/34 (g)	568,290	568,279
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 4.46% 6/15/10 (g)	3,540,000	3,540,000
TOTAL ASSET-BACKED SECURITIES (Cost $185,592,377)		186,808,855
Collateralized Mortgage Obligations - 8.0%

Private Sponsor - 3.5%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 3.7144% 1/25/34 (g)	3,229,919	3,238,546
Series 2005-1 Class 5A2, 3.6444% 5/25/35 (g)	5,606,031	5,611,945
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 3.5944% 1/25/35 (g)	9,005,822	9,005,822
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater Series 2005-2 Class M1, 3.5257% 12/20/54 (g)	$ 7,000,000	$ 6,997,813
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	813,497	825,700
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 3.7044% 3/25/28 (g)	6,160,065	6,198,075
Series 2004-E Class A2B, 3.7275% 11/25/29 (g)	4,851,233	4,842,487
Series 2004-G Class A2, 3.95% 11/25/29 (g)	2,522,434	2,527,525
Series 2005-B Class A2, 3.75% 6/25/30 (g)	4,689,010	4,689,010
Series 2003-E Class XA1, 1% 10/25/28 (g)(i)	24,299,836	310,807
Series 2003-G Class XA1, 1% 1/25/29 (i)	21,524,522	289,610
Series 2003-H Class XA1, 1% 1/25/29 (b)(i)	19,068,032	263,934
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.53% 6/25/35 (g)	7,725,000	7,725,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	2,678,267	2,739,589
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 4.64% 6/10/35 (b)(g)	1,719,343	1,751,581
Class B4, 4.84% 6/10/35 (b)(g)	1,535,818	1,562,694
Class B5, 5.44% 6/10/35 (b)(g)	1,043,197	1,066,669
Class B6, 5.94% 6/10/35 (b)(g)	627,850	641,977
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(i)	78,072,634	626,400
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 3.93% 1/20/35 (g)	10,650,043	10,677,100
Series 2004-4 Class A, 3.5881% 5/20/34 (g)	6,545,082	6,532,944
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 3.6244% 7/25/35 (g)	10,426,366	10,426,366
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	677,984	704,298
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.111% 6/25/65 (g)	7,832,059	7,776,989
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	14,715,101	14,687,060
Series 2005-AR9 Class 2A1, 4.3609% 5/25/35 (g)	5,054,391	5,053,601
TOTAL PRIVATE SPONSOR		116,773,542
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 4.5%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	$ 10,275,000	$ 10,918,764
Series 1999-57 Class PH, 6.5% 12/25/29	8,478,000	8,980,143
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2001-7 Class PQ, 6% 10/25/15	656,185	664,375
Series 2002-64 Class PC, 5.5% 12/25/26	3,672,485	3,693,997
Series 2003-81 Class MX, 3.5% 3/25/24	28,965,000	28,580,577
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2498 Class PD, 5.5% 2/15/16	2,310,000	2,350,091
Series 2543 CLass PM, 5.5% 8/15/18	5,350,000	5,413,233
Series 2614 Class TD, 3.5% 5/15/16	5,000,000	4,864,097
Series 2665 Class PB, 3.5% 6/15/23	1,035,000	1,021,824
Series 2677 Class LD, 4.5% 3/15/17	1,305,000	1,303,940
Series 2760 Class EB, 4.5% 9/15/16	5,833,000	5,855,277
Series 2773:
Class ED, 4.5% 8/15/17	16,863,000	16,881,246
Class EG, 4.5% 4/15/19	13,500,000	13,311,855
Series 2775 Class OC, 4.5% 12/15/15	20,429,000	20,528,994
Series 2780 Class QE, 4.5% 4/15/19	2,400,000	2,379,573
Series 2870 Class BE, 4.5% 4/15/18	10,000,000	9,924,382
Series 2885 Class PC, 4.5% 3/15/18	5,430,000	5,452,632
sequential pay Series 2750 Class ZT, 5% 2/15/34	3,911,775	3,675,898
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8918% 10/16/23 (g)	795,000	834,661
TOTAL U.S. GOVERNMENT AGENCY		146,635,559
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $259,797,308)		263,409,101
Commercial Mortgage Securities - 8.4%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	1,762,344	1,788,351
Series 1997-D5 Class PS1, 1.6362% 2/14/43 (g)(i)	60,702,393	3,075,481
Banc of America Commercial Mortgage, Inc. Series 2005-3 Series A3B, 5.09% 7/10/43 (c)(g)	10,415,000	10,751,290
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class A3, 3.54% 11/15/15 (b)(g)	$ 2,715,000	$ 2,717,129
Class C, 3.69% 11/15/15 (b)(g)	555,000	557,302
Class D, 3.77% 11/15/15 (b)(g)	870,000	874,805
Class F, 4.12% 11/15/15 (b)(g)	620,000	624,213
Class H, 4.62% 11/15/15 (b)(g)	555,000	558,806
Class J, 5.17% 11/15/15 (b)(g)	580,000	584,297
Class K, 5.82% 11/15/15 (b)(g)	520,000	522,680
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.8944% 8/25/33 (b)(g)	4,400,266	4,436,018
Series 2004-2 Class A, 3.7444% 8/25/34 (b)(g)	4,033,651	4,045,783
Series 2004-3:
Class A2, 3.7344% 1/25/35 (b)(g)	628,344	629,510
Class M1, 3.8144% 1/25/35 (b)(g)	695,046	695,816
Class M2, 4.3144% 1/25/35 (b)(g)	435,008	436,350
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class C, 4.937% 5/14/16 (b)	2,395,000	2,440,673
Class D, 4.986% 5/14/16 (b)	875,000	891,976
Class E, 5.064% 5/14/16 (b)	2,705,000	2,758,302
Class F, 5.182% 5/14/16 (b)	650,000	663,242
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	1,697,876	1,890,279
Class F, 7.734% 1/15/32	920,000	1,014,685
Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(g)	2,080,000	2,277,300
COMM floater Series 2002-FL7:
Class A2, 3.57% 11/15/14 (b)(g)	825,187	825,313
Class D, 3.79% 11/15/14 (b)(g)	150,000	150,114
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class D, 3.86% 9/15/14 (b)(g)	350,000	350,149
Class E, 3.92% 9/15/14 (b)(g)	480,000	480,434
Class F, 4.02% 9/15/14 (b)(g)	375,000	375,384
Class G, 4.2% 9/15/14 (b)(g)	860,000	860,982
Class H, 4.3% 9/15/14 (b)(g)	915,000	916,044
Class J, 4.82% 9/15/14 (b)(g)	310,000	310,352
Class K, 5.22% 9/15/14 (b)(g)	495,000	495,560
Class L, 5.42% 9/15/14 (b)(g)	400,000	399,978
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1998-C1 Class A1B, 6.48% 5/17/40	643,019	678,555
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2003-C4 Class A3, 4.7% 8/15/36 (g)	$ 320,000	$ 324,532
Series 1997-C2 Class D, 7.27% 1/17/35	14,470,000	15,702,731
Series 1998-C1 Class D, 7.17% 5/17/40	2,205,000	2,479,101
Series 2003-C3 Class ASP, 1.8839% 5/15/38 (b)(g)(i)	62,949,009	4,040,124
Series 2004-C1 Class ASP, 0.9379% 1/15/37 (b)(g)(i)	41,505,216	1,550,461
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	13,185,000	14,210,419
DLJ Commercial Mortgage Corp. sequential pay Series 1999-CG2 Class A1A, 6.88% 6/10/32	6,285,055	6,508,510
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (b)	11,400,000	11,694,245
Class C1, 7.52% 5/15/06 (b)	8,700,000	8,930,550
Class D1, 7.77% 5/15/06 (b)	6,800,000	6,957,158
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C, 6.944% 6/15/31	6,700,000	7,268,849
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay:
Series 2002-26 Class C, 5.996% 2/16/24 (g)	5,850,000	6,143,044
Series 2003-87 Class C, 5.2429% 8/16/32 (g)	5,000,000	5,194,128
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2003-47 Class C, 4.227% 10/16/27	6,700,000	6,660,567
Series 2003-47 Class XA, 0.0217% 6/16/43 (g)(i)	17,836,174	863,949
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1997-C2 Class A3, 6.566% 4/15/29	3,260,853	3,412,720
Series 2004-C3 Class X2, 0.7492% 12/10/41 (g)(i)	6,825,000	208,816
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (b)	6,715,000	6,723,394
Series 2003-C1 Class XP, 2.1677% 7/5/35 (b)(g)(i)	31,867,475	2,364,468
GS Mortgage Securities Corp. II:
sequential pay:
Series 1998-GLII Class A2, 6.562% 4/13/31	6,070,000	6,419,760
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	5,835,000	6,493,724
Series 1998-GLII Class E, 7.1906% 4/13/31 (g)	4,103,000	4,320,992
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay:
Series 1998-C6 Class A3, 6.613% 1/15/30	10,050,000	10,535,677
Series 1999-C7 Class A2, 6.507% 10/15/35	5,555,000	5,912,226
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class B, 6.59% 2/18/30	$ 800,000	$ 845,839
Series 1999-C1 Class B, 6.93% 6/15/31	3,854,000	4,212,076
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2001-C3 Class A1, 6.058% 6/15/20	14,174,373	14,767,593
Series 2003-C5 Class A2, 3.478% 7/15/27	1,000,000	983,163
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (b)	5,900,000	5,317,080
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-WF1 Class A2, 6.21% 11/15/31	1,550,000	1,633,321
Series 1999-RM1 Class E, 6.989% 12/15/31 (g)	824,000	894,982
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.3988% 3/12/35 (b)(g)(i)	35,142,760	2,101,281
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	5,060,000	5,532,036
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (b)	12,680,000	13,357,736
Series 1:
Class D2, 6.992% 11/15/07 (b)	13,890,000	14,659,257
Class E2, 7.224% 11/15/07 (b)	8,260,000	8,772,692
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C4, 6.893% 5/15/16 (b)	1,000,000	1,115,004
Class E3, 7.253% 3/15/13 (b)	5,725,000	5,984,394
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $271,332,442)		275,173,752
Municipal Securities - 0.4%

Chicago Board of Ed. Series A:
5.5% 12/1/25 (AMBAC Insured)	600,000	716,268
5.5% 12/1/26 (AMBAC Insured)	3,590,000	4,301,430
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.5% 1/1/29 (FGIC Insured) (c)	2,300,000	2,770,833
New Jersey Econ. Dev. Auth. Rev. Series N1, 5.5% 9/1/24 (AMBAC Insured)	4,250,000	5,084,360
Univ. of Virginia Univ. Revs. 5% 6/1/37 (c)	1,300,000	1,395,485
TOTAL MUNICIPAL SECURITIES (Cost $14,100,662)		14,268,376
Foreign Government and Government Agency Obligations - 2.1%
	Principal Amount	Value
Chilean Republic 7.125% 1/11/12	$ 1,460,000	$ 1,678,416
Israeli State 4.625% 6/15/13	5,305,000	5,255,266
Korean Republic 4.875% 9/22/14	3,000,000	3,046,755
Russian Federation 8.25% 3/31/10 (Reg. S)	5,395,000	5,880,550
United Mexican States:
5.875% 1/15/14	3,690,000	3,850,515
6.75% 9/27/34	25,820,000	27,369,200
7.5% 4/8/33	18,650,000	21,494,125
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $62,810,233)		68,574,827
Fixed-Income Funds - 14.4%
	Shares
Fidelity Ultra-Short Central Fund (h) (Cost $472,024,582)	4,743,231	471,951,485
Cash Equivalents - 4.8%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.42%, dated 6/30/05 due 7/1/05)	$ 151,258,385	151,244,000
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.91%, dated 6/30/05 due 7/1/05)	7,941,642	7,941,000
TOTAL CASH EQUIVALENTS (Cost $159,185,000)		159,185,000
TOTAL INVESTMENT PORTFOLIO - 110.0% (Cost $3,570,226,904)		3,615,778,977
NET OTHER ASSETS - (10.0)%		(329,152,974)
NET ASSETS - 100%		$ 3,286,626,003
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the proportional notional amount (f)

	June 2010	$ 16,600,000	$ (147,093)
Receive quarterly a fixed rate of .65% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the proportional notional amount (f)	June 2015	16,600,000	(249,222)
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to JPMorgan Chase, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)	March 2015	40,000,000	(408,068)
Receive quarterly notional amount multiplied by .39% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	3,750,000	(3,008)
Receive quarterly notional amount multiplied by .43% and pay Lehman Brothers, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 6.25% 2/1/11	June 2010	15,000,000	39,297
Receive quarterly notional amount multiplied by .48% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	5,000,000	24,460
Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc. upon default event of Tyco International Group SA, par value of the notional amount of Tyco International Group SA yankee 6.375% 10/15/11	June 2010	5,000,000	7,954
TOTAL CREDIT DEFAULT SWAP		101,950,000	(735,680)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.38% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	May 2006	$ 250,000,000	$ (965,675)
Receive quarterly a fixed rate equal to 3.8915% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Feb. 2008	40,000,000	(99,460)
TOTAL INTEREST RATE SWAP		290,000,000	(1,065,135)
Total Return Swap
Receive Monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Bank of America	March 2006	12,600,000	11,137
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Citibank	Oct. 2005	12,500,000	0
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	July 2005	12,500,000	115,359
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a return based on 1-month LIBOR minus 50 basis points with Citibank	Jan. 2006	30,000,000	291,468
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	March 2006	70,000,000	266,133
Swap Agreements - continued
	Expiration Date	Notional Amount	Value

Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Bank of America

	Dec. 2005	$ 20,045,000	$ 78,370
Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 40 basis points with Bank of America	Nov. 2005	14,000,000	280,055
TOTAL TOTAL RETURN SWAP		171,645,000	1,042,522
		$ 563,595,000	$ (758,293)
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $287,583,845 or 8.8% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $3,571,511,860. Net unrealized appreciation aggregated $44,267,117, of which $59,662,569 related to appreciated investment securities and $15,395,452 related to depreciated investment securities.

Quarterly Report

Fidelity Ultra-Short Central Fund

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
3.8594% 9/10/07 (e)	$ 16,665,000	$ 16,664,367
3.8938% 5/24/06 (e)	4,700,000	4,712,070
		21,376,437
Media - 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,292,840
Cox Communications, Inc. (Reg. S) 3.95% 12/14/07 (e)	12,140,000	12,204,026
Liberty Media Corp. 4.91% 9/17/06 (e)	16,694,000	16,796,835
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,340,428
		45,634,129
TOTAL CONSUMER DISCRETIONARY		67,010,566
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,775,341
FINANCIALS - 1.0%
Capital Markets - 0.1%
State Street Capital Trust II 3.7681% 2/15/08 (e)	10,000,000	10,017,720
Commercial Banks - 0.3%
Wells Fargo & Co. 3.4194% 3/10/08 (e)	16,600,000	16,591,916
Consumer Finance - 0.2%
General Motors Acceptance Corp. 4.3948% 10/20/05 (e)	14,765,000	14,777,580
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	700,645
Thrifts & Mortgage Finance - 0.4%
Countrywide Financial Corp. 3.29% 4/11/07 (e)	11,025,000	11,032,376
Residential Capital Corp. 4.835% 6/29/07 (b)(e)	14,150,000	14,155,320
		25,187,696
TOTAL FINANCIALS		67,275,557
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.2%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,461,576
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,722,679
GTE Corp. 6.36% 4/15/06	9,000,000	9,153,927
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services
SBC Communications, Inc. 4.389% 6/5/06 (b)	$ 15,315,000	$ 15,352,522
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,043,788
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,529,777
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,163,200
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,876,357
		76,303,826
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,620,186
TOTAL TELECOMMUNICATION SERVICES		81,924,012
UTILITIES - 0.4%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 3.63% 4/1/07 (b)(e)	12,800,000	12,802,035
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,371,323
TOTAL UTILITIES		22,173,358
TOTAL NONCONVERTIBLE BONDS (Cost $250,535,679)		250,158,834
U.S. Government Agency Obligations - 0.0%

Fannie Mae 0% 9/28/05 (d) (Cost $991,681)	1,000,000	991,693
Asset-Backed Securities - 34.2%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.6144% 7/25/34 (e)	8,359,948	8,385,212
Series 2004-3 Class 2A4, 3.6644% 10/25/34 (e)	10,915,000	10,950,012
Series 2004-4 Class A2D, 3.6644% 1/25/35 (e)	3,725,124	3,735,485
Series 2005-1:
Class M1, 3.7844% 4/25/35 (e)	11,280,000	11,256,125
Class M2, 4.0044% 4/25/35 (e)	5,275,000	5,277,066
ACE Securities Corp.:
Series 2002-HE1 Class M1, 3.9644% 6/25/32 (e)	1,415,380	1,427,205
Series 2002-HE2 Class M1, 4.1644% 8/25/32 (e)	21,525,000	21,618,289
Series 2003-FM1 Class M2, 5.1644% 11/25/32 (e)	3,015,000	3,054,652
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2003-HS1:
Class M1, 4.0644% 6/25/33 (e)	$ 800,000	$ 803,804
Class M2, 5.0644% 6/25/33 (e)	856,000	871,665
Series 2003-NC1 Class M1, 4.0944% 7/25/33 (e)	1,600,000	1,612,196
Series 2004-HE1:
Class M1, 3.8144% 2/25/34 (e)	2,193,000	2,193,886
Class M2, 4.4144% 2/25/34 (e)	2,475,000	2,476,308
Series 2004-OP1:
Class M1, 3.8344% 4/25/34 (e)	4,420,000	4,424,470
Class M2, 4.3644% 4/25/34 (e)	6,240,000	6,251,288
Series 2005-HE2:
Class M1, 3.7544% 4/25/35 (e)	1,530,000	1,527,957
Class M2, 3.7644% 4/25/35 (e)	1,803,000	1,797,526
Class M3, 3.7944% 4/25/35 (e)	1,040,000	1,038,642
Class M4, 3.9544% 4/25/35 (e)	1,340,000	1,338,262
Series 2005-HE3:
Class A2A, 3.4144% 5/25/35 (e)	8,312,520	8,313,005
Class A2B, 3.5244% 5/25/35 (e)	4,370,000	4,371,054
Series 2005-SD1 Class A1, 3.7144% 11/25/50 (e)	2,812,303	2,813,110
Aesop Funding II LLC Series 2005-1A Class A2, 3.32% 4/20/09 (b)(e)	8,800,000	8,786,800
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.53% 2/15/08 (e)	10,000,000	10,000,447
Series 2002-6 Class B, 3.67% 3/15/10 (e)	5,000,000	5,032,920
Series 2004-1 Class B, 3.47% 9/15/11 (e)	5,775,000	5,800,047
Series 2004-C Class C, 3.72% 2/15/12 (b)(e)	17,992,640	18,049,066
Series 2005-1 Class A, 3.25% 10/15/12 (e)	15,455,000	15,481,417
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,945,750
Series 2003-AM:
Class A3B, 3.52% 6/6/07 (e)	1,217,423	1,217,691
Class A4B, 3.62% 11/6/09 (e)	12,400,000	12,446,754
Series 2003-BX Class A4B, 3.53% 1/6/10 (e)	3,265,000	3,276,632
Series 2003-CF Class A3, 2.75% 10/9/07	14,016,278	13,975,817
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,611,600
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.0144% 8/25/32 (e)	5,000,000	5,031,139
Series 2002-AR1 Class M2, 4.6144% 9/25/32 (e)	1,375,489	1,376,951
Series 2003-1:
Class A2, 3.7244% 2/25/33 (e)	606,792	607,135
Class M1, 4.2144% 2/25/33 (e)	3,330,000	3,357,330
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-3:
Class M1, 4.1144% 3/25/33 (e)	$ 1,590,000	$ 1,605,547
Class S, 5% 9/25/05 (f)	4,457,447	33,756
Series 2003-6:
Class AV3, 3.6344% 8/25/33 (e)	123,978	123,974
Class M1, 4.0744% 8/25/33 (e)	7,560,000	7,613,321
Class M2, 5.1644% 5/25/33 (e)	2,750,000	2,810,724
Series 2003-AR1 Class M1, 4.4644% 1/25/33 (e)	7,000,000	7,077,685
Series 2004-R2:
Class M1, 3.7444% 4/25/34 (e)	1,230,000	1,229,974
Class M2, 3.7944% 4/25/34 (e)	950,000	949,980
Class M3, 3.8644% 4/25/34 (e)	3,500,000	3,499,926
Class M4, 4.3644% 4/25/34 (e)	4,500,000	4,499,900
Series 2004-R9 Class A3, 3.6344% 10/25/34 (e)	9,340,000	9,361,161
Series 2005-R1:
Class M1, 3.7644% 3/25/35 (e)	5,710,000	5,693,365
Class M2, 3.7944% 3/25/35 (e)	1,925,000	1,919,520
Series 2005-R2 Class M1, 3.7644% 4/25/35 (e)	12,500,000	12,523,620
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.6444% 6/25/32 (e)	2,411,175	2,420,266
Series 2002-BC6 Class M1, 4.0644% 8/25/32 (e)	24,900,000	25,115,527
Series 2002-BC7:
Class M1, 3.89% 10/25/32 (e)	10,000,000	10,075,000
Class M2, 4.2144% 10/25/32 (e)	5,575,000	5,614,254
Series 2003-BC1 Class M2, 4.4144% 1/25/32 (e)	802,109	805,887
ARG Funding Corp.:
Series 2005-1A Class A2, 3.36% 4/20/09 (b)(e)	11,000,000	10,975,938
Series 2005-2A Class A2, 3.2% 5/20/09 (b)(e)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.1144% 9/25/33 (e)	20,000,000	20,623,180
Series 2003-W7 Class A2, 3.7044% 3/1/34 (e)	4,816,674	4,827,413
Series 2004-W5 Class M1, 3.9144% 4/25/34 (e)	3,960,000	3,964,857
Series 2004-W7:
Class M1, 3.8644% 5/25/34 (e)	4,085,000	4,084,911
Class M2, 3.9144% 5/25/34 (e)	3,320,000	3,319,928
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 3.6% 4/15/33 (e)	1,442,768	1,443,517
Class M1, 4.12% 4/15/33 (c)(e)	11,365,000	11,432,099
Series 2003-HE3:
Class M1, 4.05% 6/15/33 (e)	2,185,000	2,199,785
Class M2, 5.22% 6/15/33 (e)	10,000,000	10,205,774
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE4 Class M2, 5.22% 8/15/33 (e)	$ 5,695,000	$ 5,814,079
Series 2003-HE5 Class A2A, 3.58% 8/15/33 (e)	2,509,591	2,511,330
Series 2003-HE6 Class M1, 3.9644% 11/25/33 (e)	3,475,000	3,493,941
Series 2004-HE2 Class M1, 3.8644% 4/25/34 (e)	6,060,000	6,073,465
Series 2004-HE3:
Class M1, 3.8544% 6/25/34 (e)	1,450,000	1,450,463
Class M2, 4.4344% 6/25/34 (e)	3,350,000	3,350,928
Series 2004-HE6 Class A2, 3.6744% 6/25/34 (e)	18,676,048	18,716,840
Series 2005-HE2:
Class M1, 3.7644% 3/25/35 (e)	8,250,000	8,239,487
Class M2, 3.8144% 3/25/35 (e)	2,065,000	2,066,499
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.6% 12/15/09 (e)	20,655,000	20,744,833
Series 2002-B2 Class B2, 3.56% 5/15/08 (e)	15,000,000	15,003,699
Series 2002-B3 Class B, 3.58% 8/15/08 (e)	14,500,000	14,507,965
Series 2002-C1 Class C1, 4.18% 12/15/09 (e)	7,980,000	8,069,338
Series 2002-C2 Class C2, 4.21% 5/15/08 (e)	35,785,000	35,839,473
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.74% 5/28/44 (e)	8,844,962	8,870,041
Bayview Financial Asset Trust Series 2000-F Class A, 3.82% 9/28/43 (e)	9,917,367	9,932,127
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.77% 2/28/44 (e)	5,988,627	6,000,925
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.8144% 2/25/35 (e)	6,655,000	6,644,371
Class M2, 4.0644% 2/25/35 (e)	2,430,000	2,433,550
Series 2005-HE5 Class 1A1, 3.4244% 6/25/35 (e)	11,483,011	11,483,011
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,139,605	3,114,851
Series 2003-1 Class B, 3.69% 6/15/10 (b)(e)	6,226,579	6,245,407
Series 2003-2 Class B, 3.5% 1/15/09 (e)	2,943,456	2,947,925
Series 2005-1 Class B, 3.595% 6/15/10 (e)	5,725,000	5,725,000
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.5% 1/15/10 (e)	9,630,000	9,657,461
Series 2004-B Class A4, 3.33% 8/15/11 (e)	16,300,000	16,303,141
Capital One Master Trust:
Series 1999-3 Class B, 3.7% 9/15/09 (e)	5,000,000	5,005,452
Series 2001-1 Class B, 3.73% 12/15/10 (e)	19,500,000	19,647,588
Series 2001-8A Class B, 3.77% 8/17/09 (e)	9,585,000	9,637,363
Series 2002-4A Class B, 3.72% 3/15/10 (e)	6,000,000	6,030,504
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.9% 7/15/08 (e)	$ 17,705,000	$ 17,716,894
Series 2003-B1 Class B1, 4.39% 2/17/09 (e)	15,470,000	15,581,177
Capital Trust Ltd. Series 2004-1:
Class A2, 3.71% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 4.01% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 4.36% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.3444% 1/25/32 (e)	4,244,221	4,258,011
Series 2002-HE2 Class M1, 4.0144% 1/25/33 (e)	9,278,431	9,312,691
Series 2002-HE3:
Class M1, 4.4144% 3/25/33 (e)	21,499,948	21,806,888
Class M2, 5.5644% 3/25/33 (e)	9,968,976	10,160,562
Series 2003-HE1:
Class M1, 4.2144% 8/25/33 (e)	1,989,998	1,997,870
Class M2, 5.2644% 8/25/33 (e)	4,369,996	4,431,337
Series 2003-HE2 Class A, 3.6644% 10/25/33 (e)	2,108,537	2,110,146
Series 2003-HE3:
Class M1, 4.0144% 11/25/33 (e)	2,254,989	2,272,810
Class M2, 5.0644% 11/25/33 (e)	1,719,992	1,756,394
Series 2004-HE2 Class M2, 4.5144% 7/26/34 (e)	2,345,000	2,366,648
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.7% 3/16/09 (e)	1,305,000	1,311,703
Series 2002-4 Class B, 3.53% 10/15/07 (e)	12,000,000	11,999,938
Series 2002-6 Class B, 3.57% 1/15/08 (e)	11,850,000	11,853,664
Series 2004-1 Class B, 3.42% 5/15/09 (e)	4,105,000	4,104,784
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (e)	17,500,000	17,518,102
Series 2001-B2 Class B2, 3.8494% 12/10/08 (e)	11,945,000	12,004,410
Series 2002-B1 Class B1, 3.8% 6/25/09 (e)	9,010,000	9,044,790
Series 2002-C1 Class C1, 4.2185% 2/9/09 (e)	17,500,000	17,695,591
Series 2003-B1 Class B1, 3.66% 3/7/08 (e)	25,000,000	25,039,025
Series 2003-C1 Class C1, 4.2225% 4/7/10 (e)	17,785,000	18,170,529
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.7244% 12/25/33 (b)(e)	8,259,013	8,259,870
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 3.43% 6/15/11 (e)	18,000,000	18,000,000
Class B, 3.72% 6/15/11 (e)	2,280,000	2,280,000
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.7444% 5/25/33 (e)	1,700,999	1,705,131
Series 2003-BC1 Class M2, 5.3144% 9/25/32 (e)	11,065,000	11,209,057
Series 2003-SD3 Class A1, 3.7344% 12/25/32 (b)(e)	1,025,975	1,031,632
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-2 Class M1, 3.8144% 5/25/34 (e)	$ 5,200,000	$ 5,207,049
Series 2004-3:
Class 3A4, 3.5644% 8/25/34 (e)	573,199	570,860
Class M1, 3.8144% 6/25/34 (e)	1,475,000	1,476,397
Series 2004-4:
Class A, 3.6844% 8/25/34 (e)	2,764,317	2,766,854
Class M1, 3.7944% 7/25/34 (e)	3,650,000	3,656,675
Class M2, 3.8444% 6/25/34 (e)	4,395,000	4,402,508
Series 2005-1:
Class 1AV2, 3.5144% 7/25/35 (e)	8,780,000	8,779,822
Class M1, 3.7344% 8/25/35 (e)	19,600,000	19,577,779
Class MV1, 3.7144% 7/25/35 (e)	3,135,000	3,132,564
Class MV2, 3.7544% 7/25/35 (e)	3,765,000	3,755,345
Class MV3, 3.7944% 7/25/35 (e)	1,560,000	1,558,847
Series 2005-3 Class MV1, 3.7344% 8/25/35 (e)	11,125,000	11,112,123
Series 2005-AB1 Class A2, 3.5244% 8/25/35 (e)	17,520,000	17,524,322
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.7044% 4/25/34 (e)	2,844,345	2,857,329
Series 2004-FRE1:
Class A2, 3.6644% 4/25/34 (e)	3,034,932	3,034,873
Class M3, 3.9644% 4/25/34 (e)	5,885,000	5,884,873
Discover Card Master Trust I Series 2003-4 Class B1, 3.55% 5/16/11 (e)	8,155,000	8,200,300
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 3.8305% 5/28/35 (e)	7,588,322	7,590,958
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.9944% 11/25/33 (e)	1,300,000	1,310,145
Class M2, 5.0644% 11/25/33 (e)	700,000	719,394
Series 2004-1 Class M2, 4.4144% 1/25/35 (e)	3,700,000	3,743,920
Series 2004-2 Class M2, 4.4644% 7/25/34 (e)	9,890,000	9,889,783
Series 2004-3 Class M5, 4.7644% 8/25/34 (e)	2,000,000	2,035,297
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.4044% 3/25/35 (e)	7,715,297	7,715,297
Series 2005-FF2 Class M6, 4.0144% 3/25/35 (e)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.8644% 3/25/34 (e)	400,000	400,959
Class M4, 4.2144% 3/25/34 (e)	300,000	302,824
First USA Credit Card Master Trust Series 2001-4 Class B, 3.59% 1/12/09 (e)	15,000,000	15,032,747
First USA Secured Note Trust Series 2001-3 Class C, 4.14% 11/19/08 (b)(e)	11,580,000	11,661,421
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.65% 10/15/07 (e)	$ 19,600,000	$ 19,680,505
Ford Credit Floorplan Master Owner Trust Series 2005-1:
Class A, 3.3338% 5/17/10 (e)	5,500,000	5,500,000
Class B, 3.6238% 5/17/10 (e)	2,625,000	2,625,000
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.5344% 2/25/34 (e)	2,940,774	2,940,718
Class M1, 3.7644% 2/25/34 (e)	750,000	749,984
Class M2, 3.8144% 2/25/34 (e)	800,000	799,983
Series 2004-C Class 2A2, 3.8644% 8/25/34 (e)	10,000,000	10,103,864
Series 2005-A:
Class 2A2, 3.5544% 2/25/35 (e)	11,850,000	11,867,098
Class M1, 3.7444% 1/25/35 (e)	1,603,000	1,600,464
Class M2, 3.7744% 1/25/35 (e)	2,325,000	2,322,363
Class M3, 3.8044% 1/25/35 (e)	1,250,000	1,250,426
Class M4, 3.9944% 1/25/35 (e)	925,000	927,957
GE Business Loan Trust Series 2003-1 Class A, 3.65% 4/15/31 (b)(e)	5,570,991	5,609,431
GE Capital Credit Card Master Note Trust Series 2005-2 Class B, 3.5% 6/15/11 (e)	6,475,000	6,475,000
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.32% 8/15/08 (e)	1,520,000	1,521,620
Class C, 4.02% 8/15/08 (e)	5,580,000	5,603,347
Series 6 Class B, 3.41% 2/17/09 (e)	1,030,000	1,031,103
Series 8 Class C, 3.6721% 6/15/10 (e)	18,450,000	18,450,000
GSAMP Trust:
Series 2002-HE Class M1, 4.51% 11/20/32 (e)	2,882,888	2,930,625
Series 2002-NC1:
Class A2, 3.6344% 7/25/32 (e)	463,934	466,389
Class M1, 3.9544% 7/25/32 (e)	8,861,000	8,929,137
Series 2003-FM1 Class M1, 4.08% 3/20/33 (e)	15,000,000	15,148,805
Series 2004-FM1:
Class M1, 3.9644% 11/25/33 (e)	2,865,000	2,864,938
Class M2, 4.7144% 11/25/33 (e)	1,975,000	2,007,647
Series 2004-FM2:
Class M1, 3.8144% 1/25/34 (e)	3,500,000	3,499,924
Class M2, 4.4144% 1/25/34 (e)	1,500,000	1,499,967
Class M3, 4.6144% 1/25/34 (e)	1,500,000	1,499,966
Series 2004-HE1:
Class M1, 3.8644% 5/25/34 (e)	4,045,000	4,044,912
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2004-HE1:
Class M2, 4.4644% 5/25/34 (e)	$ 1,750,000	$ 1,769,191
Series 2005-FF2 Class M5, 3.9444% 3/25/35 (e)	3,500,000	3,500,000
Series 2005-HE2 Class M, 3.7444% 3/25/35 (e)	8,780,000	8,753,122
Series 2005-NC1 Class M1, 3.7644% 2/25/35 (e)	9,010,000	8,990,716
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.3944% 5/25/30 (b)(e)	14,000,000	13,986,428
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.1144% 6/25/32 (e)	10,000,000	10,016,100
Series 2002-3 Class A5, 3.7544% 2/25/33 (e)	1,158,022	1,160,508
Series 2002-4 Class A3, 3.7944% 3/25/33 (e)	1,855,993	1,857,161
Series 2002-5:
Class A3, 3.8344% 5/25/33 (e)	3,256,182	3,262,945
Class M1, 4.5144% 5/25/33 (e)	13,800,000	13,972,496
Series 2003-1:
Class A2, 3.7844% 6/25/33 (e)	4,914,023	4,918,497
Class M1, 4.3144% 6/25/33 (e)	5,700,000	5,728,355
Series 2003-2:
Class A2, 3.6944% 8/25/33 (e)	260,553	261,518
Class M1, 4.1944% 8/25/33 (e)	2,245,000	2,271,177
Series 2003-3:
Class A2, 3.6744% 8/25/33 (e)	1,823,775	1,830,861
Class M1, 4.1744% 8/25/33 (e)	8,185,000	8,273,381
Series 2003-4:
Class M1, 4.1144% 10/25/33 (e)	3,415,000	3,442,388
Class M2, 5.2144% 10/25/33 (e)	4,040,000	4,093,584
Series 2003-5:
Class A2, 3.6644% 12/25/33 (e)	6,842,270	6,869,349
Class M1, 4.0144% 12/25/33 (e)	3,175,000	3,195,806
Class M2, 5.0444% 12/25/33 (e)	1,345,000	1,379,112
Series 2003-7 Class A2, 3.6944% 3/25/34 (e)	3,687,641	3,696,345
Series 2004-2 Class A2, 3.6044% 7/25/34 (e)	6,503,412	6,503,414
Series 2004-3:
Class M1, 3.8844% 8/25/34 (e)	2,015,000	2,021,063
Class M2, 4.5144% 8/25/34 (e)	2,200,000	2,238,915
Series 2004-4 Class A2, 3.6344% 10/25/34 (e)	8,915,147	8,950,427
Series 2004-6 Class A2, 3.6644% 12/25/34 (e)	10,120,663	10,154,746
Series 2004-7 Class A3, 3.7044% 1/25/35 (e)	3,100,442	3,116,372
Series 2005-1:
Class M1, 3.7444% 5/25/35 (e)	9,705,000	9,701,022
Class M2, 3.7644% 5/25/35 (e)	5,780,000	5,764,785
Class M3, 3.8144% 5/25/35 (e)	5,825,000	5,810,025
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-2:
Class 2A2, 3.5144% 7/25/35 (e)	$ 13,170,000	$ 13,169,733
Class M1, 3.7644% 7/25/35 (e)	10,085,000	10,074,894
Series 2005-3 Class M1, 3.7244% 8/25/35 (e)	9,450,000	9,415,016
Series 2005-5 Class 2A2, 3.65% 11/25/35 (c)(e)	15,000,000	15,000,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.51% 8/15/08 (e)	10,000,000	10,014,008
Household Credit Card Master Trust I Series 2002-1 Class B, 3.87% 7/15/08 (e)	22,589,000	22,616,360
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.39% 4/20/32 (e)	3,414,440	3,418,303
Series 2002-3 Class A, 3.54% 7/20/32 (e)	2,738,511	2,742,441
Series 2003-1 Class M, 3.72% 10/20/32 (e)	812,529	813,641
Series 2003-2:
Class A, 3.42% 9/20/33 (e)	3,050,101	3,056,504
Class M, 3.67% 9/20/33 (e)	1,434,308	1,437,607
Series 2004-1 Class M, 3.78% 9/20/33 (e)	2,879,581	2,885,256
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.74% 2/20/33 (e)	1,864,203	1,870,236
Series 2004-HC1:
Class A, 3.44% 2/20/34 (e)	5,654,606	5,670,472
Class M, 3.59% 2/20/34 (e)	3,418,795	3,418,632
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.77% 1/18/11 (e)	8,850,000	8,868,781
Series 2002-2:
Class A, 3.39% 1/18/11 (e)	9,000,000	9,013,122
Class B, 3.77% 1/18/11 (e)	14,275,000	14,360,399
Series 2002-3 Class B, 4.47% 9/15/09 (e)	4,150,000	4,161,925
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.46% 12/17/07 (e)	3,195,701	3,196,577
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.5644% 6/25/35 (e)	12,252,265	12,254,579
Class M1, 3.7844% 6/25/35 (e)	4,100,000	4,094,793
Class M2, 3.8044% 6/25/35 (e)	2,775,000	2,766,993
Class M3, 3.8344% 6/25/35 (e)	1,975,000	1,973,353
Keycorp Student Loan Trust Series 1999-A Class A2, 3.8% 12/27/09 (e)	16,169,548	16,230,137
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 3.6344% 6/25/33 (e)	352,682	352,901
Class M1, 4.1344% 6/25/33 (e)	19,500,000	19,631,260
Series 2003-3 Class M1, 4.0644% 7/25/33 (e)	7,770,000	7,829,859
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2004-2:
Class M1, 3.8444% 6/25/34 (e)	$ 4,275,000	$ 4,285,581
Class M2, 4.3944% 6/25/34 (e)	2,800,000	2,834,387
Series 2005-2 Class 2A2, 3.4944% 4/25/35 (e)	12,000,000	12,002,858
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.0444% 4/25/33 (e)	3,500,000	3,521,406
Class M2, 5.1644% 4/25/33 (e)	1,500,000	1,537,195
Series 2004-FRE1 Class M1, 3.8644% 7/25/34 (e)	5,223,000	5,241,185
MBNA Asset Backed Note Trust Series 2000-K Class C, 4.02% 3/17/08 (b)(e)	7,250,000	7,261,600
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.595% 10/15/08 (e)	30,000,000	30,049,410
Series 2001-B2 Class B2, 3.58% 1/15/09 (e)	30,353,000	30,436,249
Series 2002-B2 Class B2, 3.6% 10/15/09 (e)	20,000,000	20,090,756
Series 2002-B3 Class B3, 3.62% 1/15/08 (e)	15,000,000	15,002,861
Series 2002-B4 Class B4, 3.72% 3/15/10 (e)	14,800,000	14,918,045
Series 2003-B2 Class B2, 3.61% 10/15/10 (e)	1,530,000	1,531,608
Series 2003-B3 Class B3, 3.595% 1/18/11 (e)	1,130,000	1,135,525
Series 2003-B5 Class B5, 3.59% 2/15/11 (e)	705,000	710,603
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (e)	7,800,000	7,846,794
Series 1998-G Class B, 3.62% 2/17/09 (e)	20,000,000	20,046,944
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.8144% 7/25/34 (e)	2,125,000	2,124,955
Class M2, 3.8644% 7/25/34 (e)	375,000	374,992
Class M3, 4.2644% 7/25/34 (e)	775,000	774,983
Class M4, 4.4144% 7/25/34 (e)	525,000	524,989
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 4.0144% 7/25/34 (e)	2,321,000	2,332,395
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.4144% 11/25/32 (e)	2,370,000	2,449,090
Series 2003-NC5 Class M2, 5.3144% 4/25/33 (e)	2,800,000	2,835,830
Series 2003-NC6 Class M2, 5.2644% 6/27/33 (e)	12,835,000	13,181,553
Series 2003-NC7 Class M1, 4.0144% 6/25/33 (e)	1,785,000	1,791,921
Series 2003-NC8 Class M1, 4.0144% 9/25/33 (e)	2,350,000	2,363,187
Series 2004-HE6 Class A2, 3.6544% 8/25/34 (e)	7,802,123	7,831,202
Series 2004-NC2 Class M1, 3.8644% 12/25/33 (e)	2,595,000	2,601,203
Series 2004-NC6 Class A2, 3.6544% 7/25/34 (e)	3,452,160	3,462,311
Series 2005-1:
Class M2, 3.7844% 12/25/34 (e)	4,425,000	4,419,535
Class M3, 3.8344% 12/25/34 (e)	4,000,000	3,999,911
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2005-HE1:
Class A3B, 3.5344% 12/25/34 (e)	$ 3,885,000	$ 3,890,233
Class M1, 3.7644% 12/25/34 (e)	1,100,000	1,102,737
Class M2, 3.7844% 12/25/34 (e)	2,970,000	2,967,478
Series 2005-HE2:
Class M1, 3.7144% 1/25/35 (e)	2,665,000	2,671,682
Class M2, 3.7544% 1/25/35 (e)	1,900,000	1,894,449
Series 2005-NC1:
Class M1, 3.7544% 1/25/35 (e)	2,425,000	2,432,936
Class M2, 3.7844% 1/25/35 (e)	2,425,000	2,422,000
Class M3, 3.8244% 1/25/35 (e)	2,425,000	2,426,896
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.1644% 2/25/32 (e)	1,510,288	1,514,755
Class M2, 4.7144% 2/25/32 (e)	7,945,298	7,977,868
Series 2001-NC4:
Class M1, 4.3144% 1/25/32 (e)	3,827,881	3,841,541
Class M2, 4.9644% 1/25/32 (e)	19,314	19,396
Series 2002-AM3 Class A3, 3.8044% 2/25/33 (e)	1,586,279	1,590,349
Series 2002-HE1 Class M1, 3.9144% 7/25/32 (e)	2,700,000	2,727,883
Series 2002-HE2 Class M1, 4.0144% 8/25/32 (e)	9,925,000	9,974,310
Series 2002-NC3 Class A3, 3.6544% 8/25/32 (e)	571,031	572,622
Series 2002-OP1 Class M1, 4.0644% 9/25/32 (e)	1,545,000	1,554,507
Series 2003-NC1:
Class M1, 4.3644% 11/25/32 (e)	2,555,000	2,573,719
Class M2, 5.3644% 11/25/32 (e)	1,880,000	1,900,498
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.7444% 1/25/33 (e)	539,711	540,005
Class M2, 5.3144% 1/25/33 (e)	4,600,000	4,670,525
Series 2003-6 Class M1, 4.0344% 1/25/34 (e)	5,180,000	5,206,852
Series 2005-1:
Class M1, 3.7644% 3/25/35 (e)	4,395,000	4,392,787
Class M2, 3.7944% 3/25/35 (e)	4,395,000	4,388,003
Class M3, 3.8344% 3/25/35 (e)	2,120,000	2,121,599
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.23% 6/15/09 (e)	14,442,708	14,456,785
Series 2004-A Class A4A, 3.16% 6/15/10 (e)	10,570,000	10,583,829
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.7644% 6/25/34 (e)	1,450,000	1,451,194
Class M4, 4.2894% 6/25/34 (e)	2,435,000	2,440,769
Asset-Backed Securities - continued
	Principal Amount	Value
Ocala Funding LLC Series 2005-1A Class A, 4.59% 3/20/10 (b)(e)	$ 3,675,000	$ 3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.9444% 9/25/34 (e)	2,940,000	2,950,582
Class M2, 3.9944% 9/25/34 (e)	1,755,000	1,765,227
Class M3, 4.5644% 9/25/34 (e)	3,355,000	3,397,833
Class M4, 4.7644% 9/25/34 (e)	4,700,000	4,769,501
Series 2004-WCW2 Class A2, 3.6944% 10/25/34 (e)	8,804,816	8,831,218
Series 2005-WCH1:
Class A3B, 3.5344% 1/25/35 (e)	2,775,000	2,780,826
Class M2, 3.8344% 1/25/35 (e)	4,175,000	4,168,005
Class M3, 3.8744% 1/25/35 (e)	3,290,000	3,293,945
Class M5, 4.1944% 1/25/35 (e)	3,095,000	3,106,058
Series 2005-WHQ2 Class M7, 4.5644% 5/25/35 (e)	5,950,000	5,927,875
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.4244% 9/25/24 (e)	8,099,803	8,099,803
Class M4, 3.9444% 5/25/35 (e)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 3.92% 6/15/09 (b)(e)	15,000,000	15,048,476
Residental Asset Securities Corp. Series 2005-KS4 Class M2, 3.8944% 4/25/35 (e)	1,040,000	1,036,751
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.5644% 10/25/34 (e)	5,500,000	5,570,041
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.7144% 4/25/33 (e)	926,361	930,885
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.8444% 3/25/35 (e)	4,415,000	4,416,040
Series 2004-2 Class MV1, 3.8944% 8/25/35 (e)	4,495,000	4,504,193
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.645% 2/15/10 (e)	10,000,000	9,985,726
Series 2002-4:
Class A, 3.35% 8/18/09 (e)	27,000,000	27,003,437
Class B, 3.645% 8/18/09 (e)	33,300,000	33,308,681
Series 2002-5 Class B, 4.47% 11/17/09 (e)	30,000,000	30,080,496
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.8344% 2/25/34 (e)	2,910,000	2,909,940
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.9144% 11/25/34 (e)	1,810,000	1,819,628
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.6744% 2/25/34 (e)	1,089,223	1,089,202
Asset-Backed Securities - continued
	Principal Amount	Value
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.67% 3/15/11 (b)(e)	$ 10,835,000	$ 10,838,386
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 4.46% 6/15/10 (e)	6,840,000	6,840,000
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.7444% 9/25/34 (e)	3,402,166	3,422,780
Series 2003-6HE Class A1, 3.7844% 11/25/33 (e)	1,904,581	1,908,990
TOTAL ASSET-BACKED SECURITIES (Cost $2,214,914,059)		2,222,787,493
Collateralized Mortgage Obligations - 16.5%

Private Sponsor - 13.7%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 3.7144% 2/25/35 (e)	9,898,941	9,923,009
Series 2004-4 Class 5A2, 3.7144% 3/25/35 (e)	3,957,393	3,965,687
Series 2005-1 Class 5A2, 3.6444% 5/25/35 (e)	6,540,369	6,547,269
Series 2005-2:
Class 6A2, 3.5944% 6/25/35 (e)	3,188,441	3,189,812
Class 6M2, 3.7944% 6/25/35 (e)	10,145,000	10,137,320
Series 2005-3 Class 8A2, 3.5544% 7/25/35 (e)	20,140,471	20,131,811
Series 2005-4 Class 7A2, 3.5444% 8/25/35 (e)	9,473,014	9,466,724
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.5944% 1/25/35 (e)	21,298,769	21,298,769
Series 2005-2 Class 1A1, 3.5644% 3/25/35 (e)	15,519,718	15,519,718
Series 2005-5 Class 1A1, 3.5344% 7/25/35 (e)	19,341,853	19,329,764
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.7144% 5/25/33 (e)	5,853,248	5,856,597
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.7144% 9/25/34 (e)	10,895,057	10,885,139
Series 2005-1 Class 2A1, 3.6044% 3/25/35 (e)	15,142,009	15,142,009
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 3.7144% 3/25/34 (e)	5,700,913	5,697,884
Series 2004-AR3 Class 6A2, 3.6844% 4/25/34 (e)	2,367,595	2,370,062
Series 2004-AR4 Class 5A2, 3.6844% 5/25/34 (e)	2,191,758	2,190,471
Series 2004-AR5 Class 11A2, 3.6844% 6/25/34 (e)	3,322,162	3,315,384
Series 2004-AR6 Class 9A2, 3.6844% 10/25/34 (e)	4,293,962	4,297,783
Series 2004-AR7 Class 6A2, 3.6944% 8/25/34 (e)	6,286,136	6,292,480
Series 2004-AR8 Class 8A2, 3.6944% 9/25/34 (e)	4,981,846	4,991,204
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.95% 12/25/34 (e)	4,804,970	4,801,017
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.51% 12/21/24 (e)	$ 5,300,000	$ 5,299,835
Class B1, 3.56% 12/20/54 (e)	7,050,000	7,048,073
Class M1, 3.66% 12/20/54 (e)	5,300,000	5,298,551
Series 2005-2 Class C1, 3.7857% 12/20/54 (e)	7,975,000	7,972,508
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.64% 3/20/44 (e)	1,415,000	1,415,382
Class 1C, 4.33% 3/20/44 (e)	4,075,000	4,094,234
Class 1M, 3.84% 3/20/44 (e)	1,875,000	1,877,288
Series 2004-2:
Class 1A2, 3.5% 6/20/28 (e)	5,384,259	5,384,385
Class 1B, 3.6% 6/20/44 (e)	1,018,055	1,018,361
Class 1C, 4.13% 6/20/44 (e)	3,706,295	3,725,493
Class 1M, 3.71% 6/20/44 (e)	2,722,846	2,726,495
Series 2004-3:
Class 1B, 3.59% 9/20/44 (e)	2,100,000	2,100,630
Class 1C, 4.02% 9/20/44 (e)	5,415,000	5,429,079
Class 1M, 3.7% 9/20/44 (e)	1,200,000	1,200,720
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 3.48% 5/19/35 (e)	11,843,481	11,841,704
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.9406% 7/15/40 (e)	2,560,000	2,565,639
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (e)	25,000,000	24,997,070
Class B, 3.3106% 7/15/40 (e)	2,695,000	2,696,684
Class C, 3.8606% 7/15/40 (e)	10,280,000	10,328,193
Home Equity Asset Trust floater Series 2005-3 Class 2A1, 3.4044% 8/25/35 (e)	7,720,092	7,717,405
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.7644% 10/25/34 (e)	4,663,233	4,682,935
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 3.6844% 3/25/35 (e)	9,028,482	9,026,719
Series 2004-6 Class 1A2, 3.7044% 10/25/34 (e)	3,733,563	3,740,163
Series 2005-1:
Class M1, 3.7744% 4/25/35 (e)	3,315,607	3,312,110
Class M2, 3.8144% 4/25/35 (e)	5,804,648	5,800,340
Class M3, 3.8444% 4/25/35 (e)	1,424,310	1,422,808
Class M4, 4.0644% 4/25/35 (e)	840,577	841,463
Class M5, 4.0844% 4/25/35 (e)	840,577	840,412
Class M6, 4.1344% 4/25/35 (e)	1,344,922	1,344,660
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater:
Series 2005-2 Class 1A2, 3.6244% 4/25/35 (e)	$ 13,531,019	$ 13,520,448
Series 2005-3 Class A1, 3.5544% 8/25/35 (e)	15,557,852	15,530,504
Series 2005-4 Class 1B1, 4.6144% 6/25/35 (e)	5,470,241	5,466,822
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.5844% 3/25/35 (e)	14,197,414	14,188,541
Series 2004-6 Class 4A2, 4.1762% 7/25/34 (e)	5,969,000	5,950,399
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.7044% 3/25/28 (e)	8,594,284	8,647,315
Series 2003-B Class A1, 3.6544% 4/25/28 (e)	8,264,666	8,316,147
Series 2003-D Class A, 3.6244% 8/25/28 (e)	7,940,746	7,962,172
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	11,077,109	11,069,919
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	13,438,427	13,451,811
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	12,340,053	12,317,108
Series 2004-B Class A2, 3.79% 6/25/29 (e)	9,436,003	9,418,862
Series 2004-C Class A2, 3.95% 7/25/29 (e)	13,726,770	13,705,717
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	10,731,883	10,732,010
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	8,929,924	8,913,824
Class A2D, 3.9175% 11/25/29 (e)	2,076,726	2,086,055
Series 2004-G Class A2, 3.95% 11/25/29 (e)	4,011,084	4,019,179
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,320,773	11,312,099
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.7544% 10/25/32 (e)	333,632	333,706
Class M1, 4.1644% 10/25/32 (e)	5,000,000	5,019,399
MortgageIT Trust floater:
Series 2004-2:
Class A1, 3.6844% 12/25/34 (e)	5,056,789	5,064,451
Class A2, 3.7644% 12/25/34 (e)	6,841,002	6,882,304
Series 2005-2 Class 1A1, 3.5744% 5/25/35 (e)	5,209,705	5,205,840
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.53% 6/25/35 (e)	19,225,000	19,225,000
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 4.5594% 6/10/42 (e)	1,745,000	1,748,929
Permanent Financing No. 3 PLC floater Series 2 Class C, 4.4294% 6/10/42 (e)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class C, 4.0994% 6/10/42 (e)	15,400,000	15,475,485
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.0294% 6/10/42 (e)	4,215,000	4,236,075
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 5 PLC floater: - continued
Series 3 Class C, 4.1994% 6/10/42 (e)	$ 8,890,000	$ 8,978,900
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 3.7294% 6/10/42 (e)	4,000,000	4,000,625
Class 2C, 3.8294% 6/10/42 (e)	5,350,000	5,348,537
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.4694% 6/10/42 (e)	2,000,000	1,999,375
Class 1C, 3.6594% 6/10/42 (e)	3,840,000	3,838,800
Class 2C, 3.7094% 6/10/42 (e)	8,065,000	8,054,919
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 3.7475% 6/10/42 (e)	7,165,000	7,165,000
Class 2C, 3.8175% 6/10/42 (e)	9,945,000	9,945,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	4,835,186	4,945,893
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.99% 3/10/35 (b)(e)	5,501,525	5,584,048
Class B5, 5.54% 3/10/35 (b)(e)	5,693,563	5,825,462
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.8144% 11/25/34 (e)	3,214,871	3,227,670
Series 2003-RP2 Class A1, 3.76438% 6/25/33 (b)(e)	4,086,281	4,101,563
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	11,915,714	11,905,052
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	10,431,577	10,428,108
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	6,749,575	6,741,869
Series 2004-10 Class A4, 3.6681% 11/20/34 (e)	11,089,730	11,086,393
Series 2004-3 Class A, 3.5463% 5/20/34 (e)	11,391,136	11,323,447
Series 2004-4 Class A, 3.5881% 5/20/34 (e)	14,399,179	14,372,476
Series 2004-5 Class A3, 3.77% 6/20/34 (e)	9,724,742	9,730,820
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	8,890,305	8,893,561
Class A3B, 3.16% 7/20/34 (e)	1,111,288	1,111,499
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	8,266,938	8,253,658
Class A3B, 3.4525% 7/20/34 (e)	1,487,592	1,492,020
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	15,041,009	15,030,468
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	7,904,171	7,903,183
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	14,409,586	14,409,586
Series 2005-3 Class A1, 3.29% 5/20/35 (e)	9,524,697	9,524,697
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 3.6244% 7/25/35 (e)	11,359,849	11,359,849
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.7144% 9/25/33 (b)(e)	$ 2,679,939	$ 2,681,604
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.6844% 9/25/34 (e)	22,937,610	22,994,154
WAMU Mortgage pass thru certificates floater Series 2005-AR6 Class 2A-1A, 3.32% 4/25/45 (e)	6,196,915	6,196,846
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.7061% 8/25/34 (e)	19,880,000	19,814,279
Series 2005-AR12 Class 2A1, 4.322% 7/25/35 (e)	33,270,000	33,134,781
TOTAL PRIVATE SPONSOR		887,196,965
U.S. Government Agency - 2.8%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.76% 11/18/30 (e)	1,127,706	1,136,608
Series 2000-40 Class FA, 3.8144% 7/25/30 (e)	2,594,547	2,605,963
Series 2002-89 Class F, 3.6144% 1/25/33 (e)	3,790,778	3,796,629
target amortization class Series G94-2 Class D, 6.45% 1/25/24	4,918,251	5,066,631
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.66% 8/18/31 (e)	2,564,476	2,573,571
Series 2001-44 Class FB, 3.6144% 9/25/31 (e)	2,342,006	2,349,733
Series 2001-46 Class F, 3.66% 9/18/31 (e)	6,744,977	6,786,575
Series 2002-11 Class QF, 3.8144% 3/25/32 (e)	4,705,954	4,743,656
Series 2002-36 Class FT, 3.8144% 6/25/32 (e)	1,544,949	1,558,856
Series 2002-64 Class FE, 3.61% 10/18/32 (e)	2,343,592	2,353,349
Series 2002-65 Class FA, 3.6144% 10/25/17 (e)	2,730,892	2,735,932
Series 2002-74 Class FV, 3.7644% 11/25/32 (e)	8,632,464	8,699,480
Series 2003-11:
Class DF, 3.7644% 2/25/33 (e)	3,245,663	3,269,974
Class EF, 3.7644% 2/25/33 (e)	2,682,370	2,694,472
Series 2003-63 Class F1, 3.6144% 11/25/27 (e)	6,495,420	6,501,538
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	1,386,143	1,386,473
Series 2001-56 Class KD, 6.5% 7/25/30	100,829	100,599
Series 2001-62 Class PG, 6.5% 10/25/30	4,845,309	4,865,548
Series 2001-76 Class UB, 5.5% 10/25/13	1,758,412	1,761,629
Series 2002-16 Class QD, 5.5% 6/25/14	388,840	390,560
Series 2002-28 Class PJ, 6.5% 3/25/31	5,566,508	5,577,635
Series 2002-8 Class PD, 6.5% 7/25/30	4,158,342	4,182,068
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac:
floater Series 2510 Class FE, 3.62% 10/15/32 (e)	$ 6,204,151	$ 6,242,139
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	1,943,329	1,944,363
Series 2353 Class PC, 6.5% 9/15/15	1,586,624	1,592,341
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.42% 7/15/31 (e)	5,372,860	5,370,901
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.57% 7/15/17 (e)	4,702,504	4,721,471
Series 2526 Class FC, 3.62% 11/15/32 (e)	3,774,187	3,790,590
Series 2538 Class FB, 3.62% 12/15/32 (e)	6,827,624	6,868,303
Series 2551 Class FH, 3.67% 1/15/33 (e)	3,426,715	3,441,696
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	13,125,616	13,203,789
Series 2394 Class ND, 6% 6/15/27	1,879,305	1,885,099
Series 2395 Class PE, 6% 2/15/30	6,545,234	6,598,462
Series 2398 Class DK, 6.5% 1/15/31	464,116	465,236
Series 2410 Class ML, 6.5% 12/15/30	2,521,384	2,536,692
Series 2420 Class BE, 6.5% 12/15/30	3,237,712	3,252,158
Series 2443 Class TD, 6.5% 10/15/30	3,491,877	3,514,935
Series 2461 Class PG, 6.5% 1/15/31	3,191,720	3,239,313
Series 2466 Class EC, 6% 10/15/27	528,496	527,856
Series 2483 Class DC, 5.5% 7/15/14	3,004,894	3,008,684
Series 2556 Class PM, 5.5% 2/15/16	1,805,219	1,805,108
Series 2557 Class MA, 4.5% 7/15/16	214,062	213,776
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,316,479	372,984
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,943,803
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	792,044	793,009
Series 2480 Class QW, 5.75% 2/15/30	1,234,119	1,234,219
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.5863% 5/16/23 (e)	3,071,343	3,084,469
Series 2001-50 Class FV, 3.4363% 9/16/27 (e)	9,323,822	9,323,255
Series 2002-24 Class FX, 3.7863% 4/16/32 (e)	2,722,359	2,749,802
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2002-31 Class FW, 3.6363% 6/16/31 (e)	$ 3,737,581	$ 3,759,211
Series 2002-5 Class KF, 3.6363% 8/16/26 (e)	699,687	700,551
TOTAL U.S. GOVERNMENT AGENCY		183,321,694
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,071,448,706)		1,070,518,659
Commercial Mortgage Securities - 5.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.44% 8/3/10 (b)(e)	5,025,000	5,040,702
Class D, 7.54% 8/3/10 (b)(e)	6,695,000	6,716,211
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 3.54% 11/15/15 (b)(e)	5,038,226	5,042,176
Series 2005-BOCA:
Class H, 4.17% 12/15/16 (b)(e)	2,065,000	2,063,412
Class J, 4.32% 12/15/16 (b)(e)	1,020,000	1,019,216
Class K, 4.57% 12/15/16 (b)(e)	6,659,000	6,653,890
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.8944% 8/25/33 (b)(e)	6,791,715	6,846,898
Series 2003-2:
Class A, 3.8944% 12/25/33 (b)(e)	14,008,794	14,140,127
Class M1, 4.1644% 12/25/33 (b)(e)	2,279,706	2,314,614
Series 2004-1:
Class A, 3.6744% 4/25/34 (b)(e)	6,501,617	6,497,046
Class B, 5.2144% 4/25/34 (b)(e)	675,493	679,715
Class M1, 3.8744% 4/25/34 (b)(e)	591,056	592,349
Class M2, 4.5144% 4/25/34 (b)(e)	506,620	510,023
Series 2004-2:
Class A, 3.7444% 8/25/34 (b)(e)	6,388,504	6,407,720
Class M1, 3.8944% 8/25/34 (b)(e)	2,059,930	2,068,137
Series 2004-3:
Class A1, 3.6844% 1/25/35 (b)(e)	6,670,117	6,682,502
Class A2, 3.7344% 1/25/35 (b)(e)	927,050	928,770
Class M1, 3.8144% 1/25/35 (b)(e)	1,111,686	1,112,918
Class M2, 4.3144% 1/25/35 (b)(e)	725,013	727,250
Series 2005-2A:
Class M1, 3.73% 8/25/35 (b)(e)	1,300,000	1,300,000
Class M2, 3.78% 8/25/35 (b)(e)	2,140,000	2,140,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-2A:
Class M3, 3.8% 8/25/35 (b)(e)	$ 1,185,000	$ 1,185,000
Class M4, 3.91% 8/25/35 (b)(e)	1,090,000	1,090,000
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class JFCM, 4.8163% 4/14/15 (b)(e)	1,344,296	1,351,164
Class JMM, 4.7163% 4/14/15 (b)(e)	1,384,053	1,385,546
Class KFCM, 5.0663% 4/14/15 (b)(e)	1,436,661	1,444,386
Class KMM, 4.9663% 4/14/15 (b)(e)	1,253,767	1,255,355
Class LFCM, 5.4663% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.7663% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2004-BBA3 Class E, 3.92% 6/15/17 (b)(e)	10,415,000	10,417,439
Series 2004-ESA Class A2, 3.5563% 5/14/16 (b)(e)	6,565,000	6,579,102
Series 2004-HS2A:
Class E, 4.1163% 1/14/16 (b)(e)	1,725,000	1,729,026
Class F, 4.2663% 1/14/16 (b)(e)	1,125,000	1,127,624
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.66% 12/12/13 (b)(e)	896,672	897,707
Class C, 4.01% 12/12/13 (b)(e)	1,793,345	1,802,130
COMM floater:
Series 2001-FL5A Class E, 4.72% 11/15/13 (b)(e)	3,049,546	3,048,543
Series 2002-FL6:
Class F, 4.67% 6/14/14 (b)(e)	11,163,000	11,195,041
Class G, 5.12% 6/14/14 (b)(e)	5,000,000	5,002,821
Series 2002-FL7 Class A2, 3.57% 11/15/14 (b)(e)	942,949	943,093
Series 2003-FL9 Class B, 3.72% 11/15/15 (b)(e)	11,685,731	11,717,735
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.52% 9/15/14 (b)(e)	3,570,000	3,574,097
Class G, 4.2% 9/15/14 (b)(e)	1,345,000	1,346,535
Class H, 4.3% 9/15/14 (b)(e)	1,430,000	1,431,631
Class J, 4.82% 9/15/14 (b)(e)	490,000	490,557
Class K, 5.22% 9/15/14 (b)(e)	770,000	770,872
Class L, 5.42% 9/15/14 (b)(e)	625,000	624,966
Series 2004-HTL1:
Class B, 3.67% 7/15/16 (b)(e)	495,920	496,354
Class D, 3.77% 7/15/16 (b)(e)	1,126,858	1,127,147
Class E, 3.97% 7/15/16 (b)(e)	806,607	807,020
Class F, 4.02% 7/15/16 (b)(e)	853,603	854,271
Class H, 4.52% 7/15/16 (b)(e)	2,475,018	2,477,461
Class J, 4.67% 7/15/16 (b)(e)	951,356	952,294
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-HTL1:
Class K, 5.57% 7/15/16 (b)(e)	$ 1,070,893	$ 1,070,834
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.45% 4/15/17 (b)(e)	7,080,000	7,080,000
Class C, 3.49% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.53% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.59% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.63% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.77% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.84% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 4.07% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.52% 3/15/20 (b)(e)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.97% 12/15/11 (b)(e)	3,720,000	3,699,834
Series 2002-TFLA Class C, 3.82% 11/18/12 (b)(e)	3,675,000	3,674,868
Series 2003-TF2A Class A2, 3.54% 11/15/14 (b)(e)	9,500,000	9,503,999
Series 2004-FL1 Class B, 3.67% 5/15/14 (b)(e)	11,230,000	11,237,131
Series 2004-HC1:
Class A2, 3.72% 12/15/21 (b)(e)	1,475,000	1,474,997
Class B, 3.97% 12/15/21 (b)(e)	3,835,000	3,834,958
Series 2004-TF2A Class E, 3.64% 11/15/19 (b)(e)	4,450,000	4,457,120
Series 2004-TFL1:
Class A2, 3.41% 2/15/14 (b)(e)	7,005,000	7,007,892
Class E, 3.77% 2/15/14 (b)(e)	2,800,000	2,807,098
Class F, 3.82% 2/15/14 (b)(e)	2,325,000	2,331,334
Class G, 4.07% 2/15/14 (b)(e)	1,875,000	1,881,806
Class H, 4.32% 2/15/14 (b)(e)	1,400,000	1,405,143
Class J, 4.62% 2/15/14 (b)(e)	750,000	754,577
Series 2005-TF2A Class F, 3.72% 11/15/19 (b)(e)	1,540,000	1,542,462
Series 2005-TFLA:
Class C, 3.46% 2/15/20 (b)(e)	5,650,000	5,649,989
Class E, 3.55% 2/15/20 (b)(e)	2,055,000	2,054,996
Class F, 3.6% 2/15/20 (b)(e)	1,745,000	1,744,997
Class G, 3.74% 2/15/20 (b)(e)	505,000	504,999
Class H, 3.97% 2/15/20 (b)(e)	715,000	714,999
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	538,310	543,883
Series 2003-TFLA Class G, 3.735% 4/15/13 (b)(e)	446,933	445,329
Commercial Mortgage Securities - continued
	Principal Amount	Value
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.94% 2/11/11 (b)(e)	$ 331,546	$ 331,161
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 6.34% 7/5/18 (b)(e)	1,995,146	1,995,146
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.7% 5/28/20 (b)(e)	2,781,325	2,781,734
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.5785% 4/10/15 (b)(e)	8,245,000	8,150,339
JP Morgan Chase Commercial Mortgage Security Corp.:
floater Series 2005-FL1A:
Class WH, 3.97% 6/15/19 (b)(e)	3,325,000	3,324,701
Class WJ, 4.17% 6/15/19 (b)(e)	2,045,000	2,044,816
Class WK, 4.57% 6/15/19 (b)(e)	3,065,000	3,064,724
Series 2005-FL1A Class WX1, 1.2068% 6/15/19 (b)(e)(f)	240,000,000	2,448,000
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.34% 7/11/15 (b)(e)	813,387	813,371
Class H, 6.21% 7/11/15 (b)(e)	8,267,264	8,287,932
Series 2003-LLFA:
Class A2, 3.6063% 12/16/14 (b)(e)	11,700,000	11,709,247
Class B, 3.8163% 12/16/14 (b)(e)	4,615,000	4,628,090
Class C, 3.9163% 12/16/14 (b)(e)	4,982,000	4,999,638
Morgan Stanley Dean Witter Capital I Trust floater Series 2002-XLF Class F, 5.24% 8/5/14 (b)(e)	7,604,857	7,604,835
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 4.02% 2/15/13 (b)(e)	10,495,000	10,250,561
Class D, 4.02% 2/15/13 (b)(e)	4,000,000	3,869,390
Series 2003-CDCA:
Class HEXB, 5.12% 2/15/15 (b)(e)	770,000	770,963
Class JEXB, 5.32% 2/15/15 (b)(e)	1,300,000	1,301,625
Class KEXB, 5.72% 2/15/15 (b)(e)	960,000	961,200
Series 2000-NL1 Class E, 6.8307% 10/15/30 (b)(e)	3,681,529	3,697,989
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.56% 5/15/09 (b)(e)	18,000,000	18,011,858
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.78% 3/24/18 (b)(e)	7,403,405	7,403,405
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.4% 3/15/14 (b)(e)	3,510,000	3,511,739
Class E, 3.72% 3/15/14 (b)(e)	2,190,000	2,193,358
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust floater: - continued
Series 2004-WHL3:
Class F, 3.77% 3/15/14 (b)(e)	$ 1,755,000	$ 1,757,646
Class G, 3.87% 3/15/14 (b)(e)	875,000	877,050
Series 2005-WL5A:
Class KHP1, 3.57% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP2, 3.77% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP3, 4.07% 1/15/18 (b)(e)	2,060,000	2,060,000
Class KHP4, 4.17% 1/15/18 (b)(e)	1,600,000	1,600,000
Class KHP5, 4.37% 1/15/18 (b)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $376,893,035)		376,948,094
Cash Equivalents - 39.9%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.42%, dated 6/30/05 due 7/1/05) (h)	$ 1,924,917,068	1,924,734,000
With:
Banc of America Securities LLC at 3.49%, dated 6/30/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $160,512,225, 1.87%- 7.06%, 8/25/18 - 7/10/39)	153,014,833	153,000,000
Cash Equivalents - continued
	Maturity Amount	Value
With: - continued
Goldman Sachs & Co. at 3.54%, dated 5/24/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $272,866,345, 2.15%- 7%, 2/15/24 - 1/1/46) (e)(g)	$ 265,990,217	$ 265,000,000
Wachovia Securities, Inc. at 3.51%, dated 6/30/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $255,000,000, 3.57%- 8.45%, 1/25/34 - 4/25/45)	250,024,375	250,000,000
TOTAL CASH EQUIVALENTS (Cost $2,592,734,000)		2,592,734,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $6,507,517,160)		6,514,138,773
NET OTHER ASSETS - (0.3)%		(19,378,753)
NET ASSETS - 100%		$ 6,494,760,020
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 72,275,475	$ (19,032)
49 Eurodollar 90 Day Index Contracts	March 2006	48,511,225	(18,514)
32 Eurodollar 90 Day Index Contracts	June 2006	31,679,600	(17,753)
27 Eurodollar 90 Day Index Contracts	Sept. 2006	26,728,650	(13,683)
26 Eurodollar 90 Day Index Contracts	Dec. 2006	25,737,075	(15,154)
24 Eurodollar 90 Day Index Contracts	March 2007	23,756,700	(14,671)
17 Eurodollar 90 Day Index Contracts	June 2007	16,826,600	(12,943)
16 Eurodollar 90 Day Index Contracts	Sept. 2007	15,836,000	(12,089)
15 Eurodollar 90 Day Index Contracts	Dec. 2007	14,844,938	(11,097)
15 Eurodollar 90 Day Index Contracts	March 2008	14,844,375	(11,485)
8 Eurodollar 90 Day Index Contracts	June 2008	7,916,400	(1,082)
7 Eurodollar 90 Day Index Contracts	Sept. 2008	6,926,238	(466)
TOTAL EURODOLLAR CONTRACTS			(147,969)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerChrysler NA Holding Corp., par value of the notional amount of DaimlerChrysler NA Holding Corp. 6.5% 11/15/13, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (101,594)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	96,896
TOTAL CREDIT DEFAULT SWAP		24,000,000	(4,698)
Total Return Swap
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	41,664
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis point with Lehman Brothers, Inc.	Oct. 2005	48,200,000	0
TOTAL TOTAL RETURN SWAP		78,200,000	41,664
		$ 102,200,000	$ 36,966
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $570,038,673 or 8.8% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $991,693.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,924,734,000 due 7/1/05 at 3.42%
Banc of America, National Association	$140,910,856
Bank of America Securities LLC.	553,075,109
Barclays Capital Inc.	352,277,139
Countrywide Securities Corporation	140,910,856
Credit Suisse First Boston LLC	105,683,142
Goldman Sachs & Co.	35,227,714
Morgan Stanley & Co. Incorporated.	406,880,096
UBS Securities LLC	140,910,856
WestLB AG	48,858,232
$ 1,924,734,000
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $6,507,125,706. Net unrealized appreciation aggregated $7,013,067, of which $11,548,754 related to appreciated investment securities and $4,535,687 related to depreciated investment securities.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Asset Manager:
Aggressive®

June 30, 2005

1.803292.101

AGG-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.1%
	Shares	Value
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.2%
NOK Corp.	25,000	$ 698,796
Hotels, Restaurants & Leisure - 2.6%
Ctrip.com International Ltd. sponsored ADR (a)	29,000	1,475,520
McDonald's Corp.	109,800	3,046,950
Royal Caribbean Cruises Ltd.	36,500	1,765,140
Starbucks Corp. (a)	73,600	3,802,176
		10,089,786
Household Durables - 2.3%
Beazer Homes USA, Inc.	18,000	1,028,700
D.R. Horton, Inc.	23,600	887,596
Daito Trust Construction Co.	27,300	1,021,550
George Wimpey PLC	71,800	564,747
Lennar Corp.:
Class A	24,260	1,539,297
Class B	5,420	318,804
LG Electronics, Inc.	24,360	1,549,433
Maytag Corp.	22,400	350,784
Sony Corp. sponsored ADR	47,100	1,622,124
		8,883,035
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	11,100	367,188
Senshukai Co. Ltd.	42,000	362,040
		729,228
Leisure Equipment & Products - 0.4%
Brunswick Corp.	33,680	1,459,018
Media - 5.6%
Cablevision Systems Corp. - NY Group Class A (a)	16,800	540,960
Clear Channel Communications, Inc.	12,300	380,439
Comcast Corp. Class A (special) (a)	4,700	140,765
Lamar Advertising Co. Class A (a)	12,400	530,348
Liberty Global, Inc. Class A (a)	37,545	1,752,225
Liberty Media Corp. Class A (a)	83,310	848,929
McGraw-Hill Companies, Inc.	19,380	857,565
News Corp.:
Class A	10,624	171,896
Class B	57,800	974,508
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	164,500	2,128,630
The DIRECTV Group, Inc. (a)	63,699	987,335
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc. (a)	189,000	$ 3,158,190
Univision Communications, Inc. Class A (a)	326,100	8,984,055
		21,455,845
Multiline Retail - 0.4%
Nordstrom, Inc.	10,400	706,888
Target Corp.	14,500	788,945
		1,495,833
Specialty Retail - 1.7%
Foot Locker, Inc.	120,700	3,285,454
Home Depot, Inc.	69,200	2,691,880
Yamada Denki Co. Ltd.	9,300	534,998
		6,512,332
Textiles, Apparel & Luxury Goods - 1.4%
Liz Claiborne, Inc.	45,600	1,813,056
NIKE, Inc. Class B	38,600	3,342,760
		5,155,816
TOTAL CONSUMER DISCRETIONARY		56,479,689
CONSUMER STAPLES - 1.5%
Beverages - 0.1%
The Coca-Cola Co.	12,400	517,700
Food & Staples Retailing - 0.8%
Whole Foods Market, Inc.	23,800	2,815,540
Food Products - 0.5%
McCormick & Co., Inc. (non-vtg.)	58,600	1,915,048
Personal Products - 0.1%
Avon Products, Inc.	13,300	503,405
TOTAL CONSUMER STAPLES		5,751,693
ENERGY - 9.3%
Energy Equipment & Services - 4.2%
BJ Services Co.	82,900	4,350,592
ENSCO International, Inc.	107,340	3,837,405
GlobalSantaFe Corp.	12,400	505,920
Grant Prideco, Inc. (a)	4,800	126,960
Nabors Industries Ltd. (a)	5,200	315,224
Noble Corp.	96,900	5,960,319
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Pride International, Inc. (a)	25,700	$ 660,490
Transocean, Inc. (a)	8,800	474,936
		16,231,846
Oil, Gas & Consumable Fuels - 5.1%
Chesapeake Energy Corp.	12,900	294,120
CONSOL Energy, Inc.	9,700	519,726
Cross Timbers Royalty Trust	99	4,024
Exxon Mobil Corp.	181,100	10,407,817
Peabody Energy Corp.	37,600	1,956,704
Pogo Producing Co.	47,700	2,476,584
Teekay Shipping Corp.	28,100	1,233,590
Total SA sponsored ADR	20,700	2,418,795
		19,311,360
TOTAL ENERGY		35,543,206
FINANCIALS - 5.7%
Capital Markets - 2.5%
3i Group PLC	25,800	313,411
Apollo Investment Corp.	104,353	1,923,226
Daiwa Securities Group, Inc.	41,000	253,604
E*TRADE Financial Corp. (a)	95,700	1,338,843
Goldman Sachs Group, Inc.	47,600	4,856,152
JAFCO Co. Ltd.	8,000	425,589
Nomura Holdings, Inc.	24,000	286,800
		9,397,625
Commercial Banks - 1.6%
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	153	1,297,440
Signature Bank, New York (a)	14,500	353,800
UFJ Holdings, Inc. (a)	219	1,141,355
Wells Fargo & Co.	52,500	3,232,950
		6,025,545
Insurance - 0.6%
Axis Capital Holdings Ltd.	13,100	370,730
Millea Holdings, Inc.	98	1,316,622
Sun Life Financial, Inc.	8,000	269,474
XL Capital Ltd. Class A	5,800	431,636
		2,388,462
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate - 0.4%
Equity Residential (SBI)	17,400	$ 640,668
Mitsubishi Estate Co. Ltd.	16,000	176,151
New York Mortgage Trust, Inc.	78,600	712,902
		1,529,721
Thrifts & Mortgage Finance - 0.6%
Countrywide Financial Corp.	9,947	384,054
Freddie Mac	400	26,092
Golden West Financial Corp., Delaware	23,000	1,480,740
Sovereign Bancorp, Inc.	22,400	500,416
		2,391,302
TOTAL FINANCIALS		21,732,655
HEALTH CARE - 12.5%
Biotechnology - 4.9%
Charles River Laboratories International, Inc. (a)	14,400	694,800
Genentech, Inc. (a)	213,300	17,123,726
Millennium Pharmaceuticals, Inc. (a)	101,400	939,978
		18,758,504
Health Care Equipment & Supplies - 3.7%
Biomet, Inc.	17,490	605,854
Fisher Scientific International, Inc. (a)	60,060	3,897,894
Guidant Corp.	3,900	262,470
Medtronic, Inc.	37,700	1,952,483
St. Jude Medical, Inc. (a)	106,100	4,627,021
Stryker Corp.	19,300	917,908
Synthes, Inc.	5,822	639,141
Wilson Greatbatch Technologies, Inc. (a)	26,100	623,790
Zimmer Holdings, Inc. (a)	7,700	586,509
		14,113,070
Health Care Providers & Services - 2.0%
Health Management Associates, Inc. Class A	9,300	243,474
Omnicare, Inc.	4,800	203,664
UnitedHealth Group, Inc.	135,000	7,038,900
		7,486,038
Pharmaceuticals - 1.9%
Allergan, Inc.	11,800	1,005,832
Barr Pharmaceuticals, Inc. (a)	55,400	2,700,196
Johnson & Johnson	6,800	442,000
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	26,900	$ 741,902
Roche Holding AG (participation certificate)	18,054	2,284,835
		7,174,765
TOTAL HEALTH CARE		47,532,377
INDUSTRIALS - 5.8%
Aerospace & Defense - 0.1%
Rockwell Collins, Inc.	4,900	233,632
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	14,400	838,080
FedEx Corp.	47,850	3,876,329
Yamato Transport Co. Ltd.	56,000	777,602
		5,492,011
Airlines - 0.2%
JetBlue Airways Corp. (a)	36,150	738,906
Commercial Services & Supplies - 3.1%
Adecco SA sponsored ADR	26,300	298,768
Cintas Corp.	16,300	629,180
Hudson Highland Group, Inc. (a)	6,854	106,854
Monster Worldwide, Inc. (a)	225,500	6,467,340
Robert Half International, Inc.	111,670	2,788,400
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	496	340,755
Waste Management, Inc.	46,100	1,306,474
		11,937,771
Electrical Equipment - 0.1%
American Power Conversion Corp.	24,100	568,519
Machinery - 0.5%
Caterpillar, Inc.	11,170	1,064,613
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	242,000	351,310
THK Co. Ltd.	17,000	351,021
		1,766,944
Road & Rail - 0.4%
Norfolk Southern Corp.	48,450	1,500,012
TOTAL INDUSTRIALS		22,237,795
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 32.5%
Communications Equipment - 2.8%
Belden CDT, Inc.	22,350	$ 473,820
Cisco Systems, Inc. (a)	72,800	1,391,208
Comverse Technology, Inc. (a)	19,900	470,635
Juniper Networks, Inc. (a)	264,900	6,670,182
Motorola, Inc.	69,200	1,263,592
SafeNet, Inc. (a)	9,799	333,754
		10,603,191
Computers & Peripherals - 7.2%
Dell, Inc. (a)	116,500	4,602,915
Diebold, Inc.	2,500	112,775
EMC Corp. (a)	605,600	8,302,776
Emulex Corp. (a)	49,000	894,740
Hutchinson Technology, Inc. (a)	59,600	2,295,196
Seagate Technology	624,760	10,964,538
Sun Microsystems, Inc. (a)	67,500	251,775
		27,424,715
Electronic Equipment & Instruments - 3.3%
Amphenol Corp. Class A	68,900	2,767,713
Celestica, Inc. (sub. vtg.) (a)	6,600	88,345
Flextronics International Ltd. (a)	232,900	3,076,609
Jabil Circuit, Inc. (a)	46,600	1,432,018
Molex, Inc.	125,356	3,264,270
Nichicon Corp.	59,700	832,748
Solectron Corp. (a)	65,900	249,761
Tech Data Corp. (a)	27,200	995,792
		12,707,256
Internet Software & Services - 3.2%
Homestore, Inc. (a)	157,400	319,522
Yahoo! Japan Corp.	4,577	9,615,806
Yahoo!, Inc. (a)	63,320	2,194,038
		12,129,366
IT Services - 0.9%
Accenture Ltd. Class A (a)	48,800	1,106,296
Affiliated Computer Services, Inc. Class A (a)	6,600	337,260
DST Systems, Inc. (a)	12,900	603,720
Infosys Technologies Ltd. sponsored ADR	14,600	1,131,062
Pegasus Solutions, Inc. (a)	12,746	142,118
		3,320,456
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 9.5%
Agere Systems, Inc. (a)	6,720	$ 80,640
Altera Corp. (a)	180,400	3,575,528
Analog Devices, Inc.	110,500	4,122,755
ASML Holding NV (NY Shares) (a)	18,500	289,710
Freescale Semiconductor, Inc. Class B	15,988	338,626
Intel Corp.	108,020	2,815,001
KLA-Tencor Corp.	172,810	7,551,797
Marvell Technology Group Ltd. (a)	29,000	1,103,160
Microchip Technology, Inc.	22,000	651,640
Micron Technology, Inc. (a)	35,400	361,434
Novellus Systems, Inc. (a)	8,100	200,151
Samsung Electronics Co. Ltd.	8,900	4,249,978
Silicon Laboratories, Inc. (a)	20,720	543,071
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	26,377	240,558
Teradyne, Inc. (a)	675,070	8,080,588
Texas Instruments, Inc.	60,000	1,684,200
Xilinx, Inc.	14,400	367,200
		36,256,037
Software - 5.6%
Autodesk, Inc.	9,700	333,389
BEA Systems, Inc. (a)	688,558	6,045,539
Microsoft Corp.	167,800	4,168,152
Nippon System Development Co. Ltd.	10,100	194,432
Oracle Corp. (a)	205,000	2,706,000
Symantec Corp. (a)	371,733	8,081,475
		21,528,987
TOTAL INFORMATION TECHNOLOGY		123,970,008
MATERIALS - 4.3%
Chemicals - 1.8%
BOC Group PLC	3,400	61,161
Lyondell Chemical Co.	92,200	2,435,924
Monsanto Co.	67,700	4,256,299
Praxair, Inc.	6,000	279,600
		7,032,984
Containers & Packaging - 0.1%
Sealed Air Corp. (a)	5,200	258,908
Metals & Mining - 2.4%
Alcan, Inc.	4,352	130,645
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Alcoa, Inc.	64,500	$ 1,685,385
Inco Ltd.	35,780	1,347,737
Newmont Mining Corp.	38,200	1,490,946
Nippon Steel Corp.	100,000	232,632
Novelis, Inc.	870	22,062
Nucor Corp.	34,400	1,569,328
Phelps Dodge Corp.	26,800	2,479,000
		8,957,735
TOTAL MATERIALS		16,249,627
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.4%
Philippine Long Distance Telephone Co. sponsored ADR	14,800	429,940
PT Indosat Tbk sponsored ADR	14,600	416,976
SBC Communications, Inc.	33,600	798,000
		1,644,916
Wireless Telecommunication Services - 2.2%
Nextel Communications, Inc. Class A (a)	247,700	8,003,187
NTT DoCoMo, Inc.	109	161,183
		8,164,370
TOTAL TELECOMMUNICATION SERVICES		9,809,286
UTILITIES - 0.1%
Gas Utilities - 0.1%
Equitable Resources, Inc.	6,200	421,600
TOTAL COMMON STOCKS (Cost $306,952,942)		339,727,936
Convertible Bonds - 0.1%
	Principal Amount
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Playboy Enterprises, Inc. 3% 3/15/25 (d)	$ 180,000	174,474
TOTAL CONVERTIBLE BONDS (Cost $180,000)		174,474
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.97% to 2.99% 9/8/05 to 9/22/05 (e) (Cost $546,788)	$ 550,000	$ 546,780
Fixed-Income Funds - 7.3%
	Shares
Fidelity High Income Central Investment Portfolio 1 (b) (Cost $27,298,908)	284,639	27,661,189
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 3.21% (b)	13,844,575	13,844,575
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)	587,500	587,500
TOTAL MONEY MARKET FUNDS (Cost $14,432,075)		14,432,075
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $349,410,713)		382,542,454
NET OTHER ASSETS - (0.4)%		(1,380,720)
NET ASSETS - 100%		$ 381,161,734
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
31 S&P 500 Index Contracts	Sept. 2005	$ 9,265,125	$ (82,305)

The face value of futures purchased as a percentage of net assets - 2.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the money market fund's holdings as of its most recent quarter end is available upon request. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(c) Investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $174,474 or 0.1% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $546,780.
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $349,662,983. Net unrealized appreciation aggregated $32,879,471, of which $49,091,128 related to appreciated investment securities and $16,211,657 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

The following is a complete listing of investments for Fidelity's fixed-income central funds as of June 30, 2005 which are direct or indirect investments of Fidelity Asset Manager: Aggressive.

Quarterly Report

Fidelity High Income Central Investment Portfolio 1

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.6%
	Principal Amount	Value
Aerospace - 1.5%
L-3 Communications Corp.:
5.875% 1/15/15	$ 1,585,000	$ 1,541,413
7.625% 6/15/12	3,045,000	3,242,925
Orbimage Holdings, Inc. 13.19% 7/1/12 (c)(d)	1,630,000	1,707,425
Orbital Sciences Corp. 9% 7/15/11	4,470,000	4,872,300
Primus International, Inc. 10.5% 4/15/09 (c)	3,735,000	3,921,750
		15,285,813
Air Transportation - 0.7%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	855,000	810,113
7.324% 4/15/11	935,000	822,800
7.377% 5/23/19	2,566,452	1,796,517
7.379% 5/23/16	1,553,711	1,087,598
7.8% 4/1/08	3,140,000	2,975,150
AMR Corp. 10.2% 3/15/20	10,000	7,200
Northwest Airlines, Inc. pass thru trust certificates 8.07% 1/2/15	543,430	255,412
		7,754,790
Automotive - 1.7%
Accuride Corp. 8.5% 2/1/15	3,790,000	3,685,775
Delco Remy International, Inc. 9.375% 4/15/12	3,585,000	2,921,775
Ford Motor Credit Co. 6.625% 6/16/08	3,960,000	3,910,500
Navistar International Corp.:
6.25% 3/1/12 (c)	2,460,000	2,367,750
7.5% 6/15/11	1,225,000	1,249,500
9.375% 6/1/06	1,295,000	1,340,325
Tenneco Automotive, Inc. 8.625% 11/15/14	2,405,000	2,417,025
		17,892,650
Banks and Thrifts - 0.8%
Western Financial Bank 9.625% 5/15/12	8,060,000	8,745,100
Broadcasting - 0.5%
Emmis Communications Corp. 9.3144% 6/15/12 (c)(d)	1,890,000	1,918,350
Gray Television, Inc. 9.25% 12/15/11	3,505,000	3,802,925
		5,721,275
Building Materials - 2.1%
Anixter International, Inc. 5.95% 3/1/15	2,260,000	2,214,800
Goodman Global Holdings, Inc.:
6.41% 6/15/12 (c)(d)	2,920,000	2,847,000
7.875% 12/15/12 (c)	2,370,000	2,192,250
Maax Holdings, Inc. 0% 12/15/12 (b)(c)	5,865,000	2,639,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
Nortek, Inc. 8.5% 9/1/14	$ 4,950,000	$ 4,554,000
NTK Holdings, Inc. 0% 3/1/14 (b)(c)	3,720,000	1,785,600
Texas Industries, Inc.:
7.25% 7/15/13 (c)	590,000	604,750
10.25% 6/15/11	4,650,000	5,376,563
		22,214,213
Cable TV - 3.9%
Cablevision Systems Corp. 7.88% 4/1/09 (d)	4,810,000	4,822,025
CSC Holdings, Inc. 8.125% 7/15/09	1,070,000	1,083,375
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,493,000	1,653,498
EchoStar DBS Corp. 5.75% 10/1/08	16,585,000	16,502,075
GCI, Inc. 7.25% 2/15/14	5,225,000	5,016,000
Insight Communications, Inc. 0% 2/15/11 (b)	885,000	887,213
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	3,175,000	3,369,628
Kabel Deutschland GmbH 10.625% 7/1/14 (c)	1,330,000	1,446,375
Mediacom LLC/Mediacom Capital Corp. 7.875% 2/15/11	1,945,000	1,891,513
Telenet Group Holding NV 0% 6/15/14 (b)(c)	5,550,000	4,329,000
		41,000,702
Capital Goods - 3.2%
Amsted Industries, Inc. 10.25% 10/15/11 (c)	4,415,000	4,768,200
Case New Holland, Inc. 6% 6/1/09	2,030,000	1,948,800
Dresser, Inc. 9.375% 4/15/11	4,465,000	4,699,413
Invensys PLC 9.875% 3/15/11 (c)	11,555,000	11,208,350
Leucadia National Corp. 7% 8/15/13	3,530,000	3,530,000
Park-Ohio Industries, Inc. 8.375% 11/15/14 (c)	2,735,000	2,365,775
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,120,000	2,901,600
Terex Corp.:
9.25% 7/15/11	1,630,000	1,764,475
10.375% 4/1/11	500,000	543,750
		33,730,363
Chemicals - 3.8%
BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC 9.0988% 7/15/10 (c)(d)	630,000	630,000
Borden US Finance Corp./Nova Scotia Finance ULC 7.8906% 7/15/10 (c)(d)	3,525,000	3,454,500
Crompton Corp. 9.875% 8/1/12	875,000	1,006,250
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (b)	1,970,000	1,398,700
Series B, 0% 10/1/14 (b)	1,355,000	948,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
Equistar Chemicals LP 7.55% 2/15/26	$ 1,800,000	$ 1,665,000
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	2,285,000	2,399,250
10.125% 9/1/08	2,515,000	2,731,919
Huntsman LLC:
10.6406% 7/15/11 (d)	5,660,000	6,013,750
11.5% 7/15/12	220,000	257,400
11.625% 10/15/10	195,000	228,150
IMC Global, Inc. 10.875% 6/1/08	1,620,000	1,826,550
Methanex Corp. yankee 7.75% 8/15/05	1,955,000	1,964,775
Millennium America, Inc. 9.25% 6/15/08	7,370,000	8,005,663
Nalco Co. 7.75% 11/15/11	3,760,000	3,980,900
NOVA Chemicals Corp. 7.4% 4/1/09	2,370,000	2,441,100
Rhodia SA 10.25% 6/1/10	725,000	777,563
		39,729,970
Consumer Products - 1.1%
Church & Dwight Co., Inc. 6% 12/15/12	3,910,000	3,949,100
Jostens Holding Corp. 0% 12/1/13 (b)	3,135,000	2,202,338
Jostens IH Corp. 7.625% 10/1/12	530,000	522,050
Revlon Consumer Products Corp. 9.5% 4/1/11	3,150,000	2,992,500
Samsonite Corp. 8.875% 6/1/11	1,675,000	1,783,875
		11,449,863
Containers - 2.7%
Berry Plastics Corp. 10.75% 7/15/12	3,810,000	4,152,900
BWAY Corp. 10% 10/15/10	3,370,000	3,504,800
Crown European Holdings SA:
9.5% 3/1/11	1,285,000	1,419,925
10.875% 3/1/13	6,380,000	7,512,450
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	2,090,000	2,246,750
8.75% 11/15/12	1,415,000	1,560,038
Owens-Illinois, Inc.:
7.35% 5/15/08	4,100,000	4,264,000
7.5% 5/15/10	3,400,000	3,578,500
		28,239,363
Diversified Financial Services - 0.4%
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	1,055,000	1,147,313
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
Residential Capital Corp. 6.375% 6/30/10 (c)	$ 1,565,000	$ 1,572,653
Triad Acquisition Corp. 11.125% 5/1/13 (c)	1,970,000	1,999,550
		4,719,516
Diversified Media - 0.9%
Corus Entertainment, Inc. 8.75% 3/1/12	3,270,000	3,515,250
LBI Media Holdings, Inc. 0% 10/15/13 (b)	1,330,000	997,500
LBI Media, Inc. 10.125% 7/15/12	2,310,000	2,546,775
Liberty Media Corp. 8.25% 2/1/30	1,980,000	1,969,696
		9,029,221
Electric Utilities - 5.6%
AES Corp.:
8.75% 6/15/08	1,235,000	1,324,538
8.875% 2/15/11	2,334,000	2,596,575
9.375% 9/15/10	1,509,000	1,703,284
9.5% 6/1/09	7,037,000	7,819,866
AES Gener SA 7.5% 3/25/14	3,415,000	3,474,763
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (c)	540,000	602,100
CMS Energy Corp.:
6.3% 2/1/12	3,850,000	3,869,250
7.5% 1/15/09	2,140,000	2,241,650
8.9% 7/15/08	4,140,000	4,491,900
9.875% 10/15/07	4,495,000	4,899,550
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	4,090,000	4,192,250
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	840,000	888,300
Nevada Power Co. 10.875% 10/15/09	740,000	824,175
NRG Energy, Inc. 8% 12/15/13 (c)	5,462,000	5,735,100
Sierra Pacific Power Co. 6.25% 4/15/12	1,235,000	1,268,963
Sierra Pacific Resources 8.625% 3/15/14	1,535,000	1,696,175
TECO Energy, Inc.:
0% 5/1/10 (c)(d)	2,490,000	2,527,350
7.2% 5/1/11	2,485,000	2,690,013
Tenaska Alabama Partners LP 7% 6/30/21 (c)	2,130,000	2,172,600
Utilicorp Canada Finance Corp. 7.75% 6/15/11	3,825,000	3,939,750
		58,958,152
Energy - 7.2%
Chesapeake Energy Corp.:
7.5% 6/15/14	520,000	561,600
7.75% 1/15/15	2,205,000	2,375,888
El Paso Corp. 7.625% 8/16/07 (c)	1,200,000	1,230,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
El Paso Energy Corp. 6.95% 12/15/07	$ 1,630,000	$ 1,640,188
El Paso Production Holding Co. 7.75% 6/1/13	75,000	80,250
Hanover Compressor Co.:
0% 3/31/07	7,660,000	6,702,500
8.625% 12/15/10	2,990,000	3,139,500
Hanover Equipment Trust 8.75% 9/1/11	535,000	565,763
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (c)	5,205,000	5,803,575
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (c)	1,238,000	1,231,810
Newfield Exploration Co. 6.625% 9/1/14	3,670,000	3,835,150
Ocean Rig Norway AS 8.375% 7/1/13 (c)	970,000	984,550
Parker Drilling Co.:
8.08% 9/1/10 (d)	5,195,000	5,402,800
9.625% 10/1/13	1,225,000	1,381,188
9.625% 10/1/13 (c)	1,635,000	1,843,463
Pride International, Inc. 7.375% 7/15/14	795,000	872,513
Range Resources Corp.:
(Reg. S) 6.375% 3/15/15	2,800,000	2,786,000
7.375% 7/15/13	5,235,000	5,522,925
Sonat, Inc.:
6.625% 2/1/08	3,330,000	3,334,163
7.625% 7/15/11	3,820,000	3,848,650
Stone Energy Corp. 6.75% 12/15/14	3,365,000	3,272,463
The Coastal Corp.:
6.375% 2/1/09	4,910,000	4,824,075
6.5% 5/15/06	980,000	987,350
6.5% 6/1/08	1,720,000	1,702,800
6.7% 2/15/27	1,835,000	1,848,763
7.5% 8/15/06	1,610,000	1,646,225
7.625% 9/1/08	1,025,000	1,045,500
7.75% 6/15/10	5,960,000	6,086,650
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (c)	995,000	1,031,069
		75,587,371
Environmental - 0.7%
Allied Waste North America, Inc. 5.75% 2/15/11	1,680,000	1,566,600
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,755,000	5,697,450
		7,264,050
Nonconvertible Bonds - continued
	Principal Amount	Value
Food and Drug Retail - 1.0%
Rite Aid Corp.:
6.875% 8/15/13	$ 415,000	$ 356,900
8.125% 5/1/10	950,000	976,125
9.5% 2/15/11	1,360,000	1,450,100
Stater Brothers Holdings, Inc.:
6.91% 6/15/10 (d)	4,030,000	3,989,700
8.125% 6/15/12	3,440,000	3,336,800
		10,109,625
Food/Beverage/Tobacco - 1.7%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	2,150,000	2,053,250
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 7/15/10 (c)	2,970,000	2,955,150
7.3% 7/15/15 (c)	980,000	977,550
Smithfield Foods, Inc.:
7% 8/1/11	5,070,000	5,323,500
7.625% 2/15/08	1,605,000	1,673,213
7.75% 5/15/13	75,000	81,375
8% 10/15/09	605,000	653,400
UAP Holding Corp. 0% 7/15/12 (b)	2,700,000	2,214,000
United Agriculture Products, Inc. 8.25% 12/15/11	2,266,000	2,350,975
		18,282,413
Gaming - 4.9%
Mandalay Resort Group:
6.5% 7/31/09	1,450,000	1,480,885
9.375% 2/15/10	1,095,000	1,218,188
10.25% 8/1/07	2,485,000	2,730,518
MGM MIRAGE:
6% 10/1/09	9,315,000	9,396,972
6.75% 9/1/12	245,000	252,350
Mohegan Tribal Gaming Authority:
6.125% 2/15/13 (c)	1,390,000	1,403,900
6.375% 7/15/09	7,835,000	7,972,113
7.125% 8/15/14	1,480,000	1,531,800
8% 4/1/12	785,000	840,971
MTR Gaming Group, Inc. 9.75% 4/1/10	2,600,000	2,827,500
Pinnacle Entertainment, Inc. 8.25% 3/15/12	1,355,000	1,405,813
Scientific Games Corp. 6.25% 12/15/12 (c)	2,660,000	2,673,300
Seneca Gaming Corp.:
(Reg'd.) 7.25% 5/1/12 (c)	3,210,000	3,318,338
7.25% 5/1/12	3,945,000	4,078,144
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
Station Casinos, Inc. 6% 4/1/12	$ 570,000	$ 578,550
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)(c)	1,250,000	875,000
9% 1/15/12 (c)	2,920,000	3,044,100
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,185,100
		51,813,542
Healthcare - 5.5%
AmerisourceBergen Corp. 7.25% 11/15/12	3,000,000	3,300,000
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (c)	1,870,000	1,991,550
CDRV Investors, Inc. 0% 1/1/15 (b)(c)	9,585,000	4,744,575
Concentra Operating Corp.:
9.125% 6/1/12	2,775,000	2,941,500
9.5% 8/15/10	2,110,000	2,247,150
DaVita, Inc. 6.625% 3/15/13 (c)	3,390,000	3,500,175
HCA, Inc. 5.5% 12/1/09	7,480,000	7,490,023
HealthSouth Corp.:
7.375% 10/1/06	3,295,000	3,336,188
7.625% 6/1/12	1,285,000	1,246,450
8.5% 2/1/08	925,000	934,250
Omega Healthcare Investors, Inc. 7% 4/1/14	5,720,000	5,762,900
PerkinElmer, Inc. 8.875% 1/15/13	7,470,000	8,263,688
Psychiatric Solutions, Inc. 7.75% 7/15/15 (c)	2,760,000	2,760,000
Senior Housing Properties Trust 8.625% 1/15/12	4,490,000	5,017,575
Service Corp. International (SCI):
7.7% 4/15/09	1,525,000	1,624,125
7.7% 4/15/09	530,000	567,100
Ventas Realty LP/Ventas Capital Corp. 6.75% 6/1/10 (c)	1,640,000	1,701,500
		57,428,749
Homebuilding/Real Estate - 3.0%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (c)	2,175,000	2,142,375
8.125% 6/1/12	5,170,000	5,338,025
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	790,000	774,200
8.875% 4/1/12	2,155,000	2,327,400
KB Home 7.75% 2/1/10	6,620,000	6,917,900
Standard Pacific Corp.:
5.125% 4/1/09	2,640,000	2,534,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilding/Real Estate - continued
Standard Pacific Corp.: - continued
6.5% 10/1/08	$ 780,000	$ 780,000
6.875% 5/15/11	990,000	999,900
Technical Olympic USA, Inc.:
7.5% 3/15/11	765,000	696,150
7.5% 1/15/15	2,145,000	1,898,325
9% 7/1/10	125,000	126,875
10.375% 7/1/12	100,000	102,000
WCI Communities, Inc.:
6.625% 3/15/15	1,910,000	1,738,100
7.875% 10/1/13	4,665,000	4,665,000
		31,040,650
Hotels - 0.5%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	3,630,000	3,875,025
Host Marriott LP 7.125% 11/1/13	1,465,000	1,527,263
		5,402,288
Insurance - 0.4%
Crum & Forster Holdings Corp. 10.375% 6/15/13	3,495,000	3,792,075
Leisure - 1.5%
Equinox Holdings Ltd. 9% 12/15/09	1,140,000	1,185,600
Six Flags, Inc.:
9.625% 6/1/14	1,980,000	1,843,875
9.75% 4/15/13	995,000	936,544
Speedway Motorsports, Inc. 6.75% 6/1/13	1,860,000	1,915,800
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	2,690,000	1,546,750
Town Sports International, Inc. 9.625% 4/15/11	1,370,000	1,417,950
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	2,260,000	2,593,350
Universal City Florida Holding Co. I/II 7.96% 5/1/10 (d)	4,260,000	4,419,750
		15,859,619
Metals/Mining - 1.9%
Century Aluminum Co. 7.5% 8/15/14	625,000	625,000
Compass Minerals International, Inc.:
0% 12/15/12 (b)	1,060,000	927,500
0% 6/1/13 (b)	9,175,000	7,661,125
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	2,210,000	2,165,800
10.125% 2/1/10	400,000	446,000
Massey Energy Co. 6.625% 11/15/10	1,425,000	1,446,375
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
Peabody Energy Corp. 6.875% 3/15/13	$ 2,035,000	$ 2,157,100
Vedanta Resources PLC 6.625% 2/22/10 (c)	4,225,000	4,172,188
		19,601,088
Paper - 1.1%
Georgia-Pacific Corp.:
7.375% 7/15/08	2,045,000	2,181,402
8% 1/15/14	3,610,000	3,975,513
8.125% 5/15/11	750,000	845,625
8.875% 2/1/10	2,050,000	2,316,500
Norske Skog Canada Ltd. 8.625% 6/15/11	2,290,000	2,358,700
		11,677,740
Publishing/Printing - 1.8%
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09	1,050,000	1,155,000
Houghton Mifflin Co.:
7.2% 3/15/11	365,000	379,600
9.875% 2/1/13	4,835,000	5,113,013
NBC Acquisition Corp. 0% 3/15/13 (b)	6,590,000	4,711,850
The Reader's Digest Association, Inc. 6.5% 3/1/11	7,210,000	7,282,100
		18,641,563
Railroad - 0.6%
Kansas City Southern Railway Co.:
7.5% 6/15/09	4,325,000	4,433,125
9.5% 10/1/08	220,000	239,800
TFM SA de CV yankee 10.25% 6/15/07	1,310,000	1,395,150
		6,068,075
Restaurants - 1.0%
Carrols Corp. 9% 1/15/13 (c)	2,350,000	2,379,375
Domino's, Inc. 8.25% 7/1/11	985,000	1,053,950
Friendly Ice Cream Corp. 8.375% 6/15/12	3,790,000	3,638,400
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	3,450,000	3,346,500
		10,418,225
Services - 1.1%
Iron Mountain, Inc.:
7.75% 1/15/15	400,000	404,000
8.25% 7/1/11	1,750,000	1,785,000
8.625% 4/1/13	4,815,000	4,983,525
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (c)	1,990,000	2,029,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
Rural/Metro Corp.:
0% 3/15/16 (b)(c)	$ 3,420,000	$ 1,624,500
9.875% 3/15/15 (c)	630,000	609,525
		11,436,350
Shipping - 4.6%
General Maritime Corp. 10% 3/15/13	9,940,000	10,784,900
OMI Corp. 7.625% 12/1/13	7,645,000	7,606,775
Ship Finance International Ltd. 8.5% 12/15/13	17,800,000	17,087,973
Teekay Shipping Corp. 8.875% 7/15/11	10,780,000	12,289,200
		47,768,848
Steels - 1.4%
Allegheny Technologies, Inc. 8.375% 12/15/11	3,475,000	3,579,250
CSN Islands VII Corp. 10.75% 9/12/08 (c)	3,090,000	3,453,075
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	4,980,000	5,390,850
Ryerson Tull, Inc. 8.25% 12/15/11	2,585,000	2,248,950
		14,672,125
Super Retail - 2.2%
Asbury Automotive Group, Inc. 9% 6/15/12	4,470,000	4,559,400
Buhrmann US, Inc. 7.875% 3/1/15 (c)	1,520,000	1,478,200
JCPenney Co., Inc.:
7.375% 8/15/08	1,780,000	1,909,050
7.6% 4/1/07	990,000	1,041,975
Nebraska Book Co., Inc. 8.625% 3/15/12	4,490,000	4,186,925
Saks, Inc.:
7% 12/1/13	590,000	584,100
9.875% 10/1/11	3,285,000	3,588,863
Sonic Automotive, Inc. 8.625% 8/15/13	5,550,000	5,605,500
		22,954,013
Technology - 5.7%
Advanced Micro Devices, Inc. 7.75% 11/1/12	2,715,000	2,660,700
Amkor Technology, Inc.:
7.125% 3/15/11	990,000	856,350
7.75% 5/15/13	985,000	849,563
9.25% 2/15/08	980,000	943,250
Celestica, Inc.:
7.625% 7/1/13	2,110,000	2,123,188
7.875% 7/1/11	6,675,000	6,841,875
Freescale Semiconductor, Inc. 6.875% 7/15/11	5,350,000	5,657,625
Lucent Technologies, Inc. 5.5% 11/15/08	4,320,000	4,255,200
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.66% 12/15/11 (c)(d)	$ 2,345,000	$ 2,321,550
Micron Technology, Inc. 6.5% 9/30/05 (e)	6,190,471	6,159,518
New ASAT Finance Ltd. 9.25% 2/1/11	1,590,000	1,311,750
Nortel Networks Corp. 6.125% 2/15/06	3,180,000	3,195,900
Sanmina-SCI Corp.:
6.75% 3/1/13 (c)	2,910,000	2,779,050
10.375% 1/15/10	1,950,000	2,164,500
Xerox Capital Trust I 8% 2/1/27	5,775,000	5,962,688
Xerox Corp.:
6.875% 8/15/11	4,610,000	4,886,600
7.125% 6/15/10	5,235,000	5,568,731
9.75% 1/15/09	1,535,000	1,742,225
		60,280,263
Telecommunications - 9.2%
American Tower Corp. 7.125% 10/15/12	1,965,000	2,073,075
American Towers, Inc. 7.25% 12/1/11	785,000	826,213
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	845,000	954,850
Empresa Brasileira de Telecomm SA 11% 12/15/08	2,091,000	2,383,740
Intelsat Ltd.:
5.25% 11/1/08	2,415,000	2,258,025
6.5% 11/1/13	5,005,000	4,054,050
7.625% 4/15/12	2,185,000	1,911,875
7.805% 1/15/12 (c)(d)	6,345,000	6,487,763
MCI, Inc. 8.735% 5/1/14 (d)	4,155,000	4,658,794
Millicom International Cellular SA 10% 12/1/13	4,285,000	4,263,575
Mobile Telesystems Finance SA 8% 1/28/12 (c)	1,880,000	1,903,500
New Skies Satellites BV 8.5388% 11/1/11 (c)(d)	4,145,000	4,238,263
Nextel Communications, Inc.:
5.95% 3/15/14	2,880,000	2,995,200
6.875% 10/31/13	7,380,000	7,859,700
PanAmSat Corp. 9% 8/15/14	2,080,000	2,262,000
Qwest Capital Funding, Inc.:
7% 8/3/09	5,440,000	5,263,200
7.9% 8/15/10	4,495,000	4,444,431
Qwest Corp.:
6.6706% 6/15/13 (c)(d)	6,760,000	6,920,550
7.875% 9/1/11	1,405,000	1,457,688
8.875% 3/15/12	80,000	87,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Qwest Services Corp.:
13.5% 12/15/10	$ 1,570,000	$ 1,805,500
14% 12/15/14	3,315,000	3,978,000
Rogers Communications, Inc.:
7.25% 12/15/12	3,670,000	3,954,425
8% 12/15/12	4,020,000	4,311,450
9.625% 5/1/11	3,350,000	3,936,250
SBA Communications Corp. 8.5% 12/1/12	4,420,000	4,773,600
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,547,000	5,352,855
U.S. West Communications 7.5% 6/15/23	1,440,000	1,321,200
		96,736,772
Textiles & Apparel - 0.7%
Levi Strauss & Co.:
7.73% 4/1/12 (d)	2,225,000	2,102,625
9.75% 1/15/15	1,490,000	1,471,375
12.25% 12/15/12	1,065,000	1,160,850
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	2,130,000	2,145,975
		6,880,825
TOTAL NONCONVERTIBLE BONDS (Cost $890,340,237)		908,187,260
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.8411% 8/1/24 (c)(d) (Cost $981,783)	1,264,590	1,081,225
Common Stocks - 1.8%
	Shares
Aerospace - 0.1%
L-3 Communications Holdings, Inc.	15,800	1,209,964
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	16	0
Cable TV - 0.1%
EchoStar Communications Corp. Class A	4,500	135,675
Ono Finance PLC rights 5/31/09 (a)(c)	2,050	1,025
The DIRECTV Group, Inc. (a)	63,000	976,500
		1,113,200
Common Stocks - continued
	Shares	Value
Electric Utilities - 0.1%
AES Corp. (a)	22,100	$ 361,998
CMS Energy Corp. (a)	22,300	335,838
		697,836
Energy - 0.1%
Chesapeake Energy Corp.	22,100	503,880
Gaming - 0.3%
MGM MIRAGE (a)	28,300	1,120,114
Scientific Games Corp. Class A (a)	93,800	2,526,034
		3,646,148
Healthcare - 0.0%
Fountain View, Inc. (e)	1,364	22,861
Homebuilding/Real Estate - 0.0%
American Real Estate Partners LP (a)	400	11,620
Paper - 0.2%
Georgia-Pacific Corp.	59,800	1,901,640
Services - 0.2%
Iron Mountain, Inc. (a)	63,900	1,982,178
Shipping - 0.3%
OMI Corp.	60,900	1,157,709
Teekay Shipping Corp.	44,100	1,935,990
		3,093,699
Technology - 0.1%
Xerox Corp. (a)	94,500	1,303,155
Telecommunications - 0.2%
American Tower Corp. Class A (a)	31,900	670,538
New Skies Satellites Holdings Ltd.	2,600	51,610
Nextel Communications, Inc. Class A (a)	15,700	507,267
Qwest Communications International, Inc. (a)	318,500	1,181,635
		2,411,050
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (e)	144,445	1,495,006
TOTAL COMMON STOCKS (Cost $23,455,425)		19,392,237
Floating Rate Loans - 10.4%
	Principal Amount
Building Materials - 0.5%
Masonite International Corp. term loan 9.3838% 4/6/15 (d)	$ 5,340,000	5,333,325
Floating Rate Loans - continued
	Principal Amount	Value
Cable TV - 0.5%
UPC Broadband Holding BV Tranche H2, term loan 5.752% 9/30/12 (d)	$ 5,460,000	$ 5,473,650
Electric Utilities - 1.4%
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 6.46% 6/24/12 (d)	2,913,496	2,935,347
term loan 6.46% 6/24/12 (d)	2,356,504	2,374,178
Tranche 2, term loan 8.88% 6/24/13 (d)	2,190,000	2,184,525
Riverside Energy Center LLC:
term loan 7.44% 6/24/11 (d)	6,330,259	6,456,864
Credit-Linked Deposit 6.98% 6/24/11 (d)	288,859	293,192
		14,244,106
Energy - 3.5%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.063% 7/8/11 (d)	172,000	163,400
Tranche 2, term loan 10.3125% 7/8/13 (d)	2,870,000	2,920,225
Tranche B1, term loan 6.063% 7/8/12 (d)	258,000	261,225
El Paso Corp.:
Credit-Linked Deposit 5.855% 11/22/09 (d)	5,120,700	5,139,903
term loan 6.125% 11/22/09 (d)	3,827,907	3,861,401
Kerr-McGee Corp.:
Tranche B, term loan 5.79% 5/24/11 (d)	12,230,000	12,428,738
Tranche X, term loan 5.55% 5/24/07 (d)	8,910,000	8,965,688
Magellan Midstream Holdings LP term loan 5.785% 6/30/12 (d)	2,625,000	2,625,000
		36,365,580
Environmental - 0.8%
Envirocare of Utah, Inc.:
Tranche 1, term loan 6.11% 4/13/10 (d)	5,001,818	5,020,575
Tranche 2, term loan 8.86% 4/13/10 (d)	3,770,000	3,741,725
		8,762,300
Healthcare - 0.9%
DaVita, Inc. Tranche B, term loan LIBOR + 2.25% 7/30/12 (d)	5,870,000	5,943,375
HealthSouth Corp. term loan 8.22% 6/15/10 (d)	2,190,000	2,225,588
Vicar Operating, Inc. term loan 4.875% 5/16/11 (d)	1,526,175	1,530,000
		9,698,963
Homebuilding/Real Estate - 2.0%
General Growth Properties, Inc.:
Tranche A, term loan 5.37% 11/12/07 (d)	5,881,461	5,918,220
Tranche B, term loan 5.58% 11/12/08 (d)	6,071,101	6,124,223
Floating Rate Loans - continued
	Principal Amount	Value
Homebuilding/Real Estate - continued
LNR Property Corp.:
Tranche A, term loan 7.71% 2/3/08 (d)	$ 2,150,000	$ 2,150,000
Tranche B, term loan:
6.3396% 2/3/08 (d)	4,311,868	4,328,038
8.46% 2/3/08 (d)	2,200,000	2,200,000
		20,720,481
Technology - 0.6%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 4.96% 3/9/11 (d)	3,685,762	3,662,726
Tranche B, term loan 4.96% 3/9/13 (d)	1,531,350	1,525,607
Infor Global Solutions AG Tranche 2, term loan 10.712% 4/18/12 (d)	1,700,000	1,695,750
		6,884,083
Telecommunications - 0.2%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (d)	1,700,000	1,683,000
TOTAL FLOATING RATE LOANS (Cost $108,538,920)		109,165,488
Cash Equivalents - 1.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.42%, dated 6/30/05 due 7/1/05) (Cost $13,259,000)	$ 13,260,261	13,259,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,036,575,365)		1,051,085,210
NET OTHER ASSETS - (0.2)%		(2,196,375)
NET ASSETS - 100%		$ 1,048,888,835
Legend
(a) Non-income producing
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $152,362,272 or 14.5% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,677,385 or 0.7% of net assets.

Additional information on each holding is as follows:
SecurityA	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
Fountain View, Inc.	8/19/03 - 1/27/04	13
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 9/12/02	5,344,263
AAcquired as a result of an in-kind exchange and represents the original acquisition date and cost.
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,031,896,871. Net unrealized appreciation aggregated $19,188,339, of which $37,674,485 related to appreciated investment securities and $18,486,146 related to depreciated investment securities.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Asset Manager:
Growth®

June 30, 2005

1.818368.100

AMG-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 69.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.4%
Automobiles - 0.2%
Honda Motor Co. Ltd.	63,300	$ 3,116
Renault SA	47,300	4,173
		7,289
Distributors - 0.1%
Li & Fung Ltd.	1,046,000	2,174
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp. unit	56,300	3,071
Carnival PLC	71,200	4,040
McDonald's Corp.	315,100	8,744
Royal Caribbean Cruises Ltd.	50,100	2,423
		18,278
Household Durables - 0.2%
Techtronic Industries Co. Ltd.	1,078,500	2,727
Thomson SA	205,200	4,917
		7,644
Leisure Equipment & Products - 0.1%
Sega Sammy Holdings, Inc.	55,900	3,427
Media - 3.5%
Cablevision Systems Corp. - NY Group Class A (a)	67,400	2,170
Clear Channel Communications, Inc.	2,810,149	86,918
News Corp. Class A	937,200	15,164
Omnicom Group, Inc.	75,100	5,997
Reuters Group PLC	592,000	4,190
Tribune Co.	128,600	4,524
Univision Communications, Inc. Class A (a)	13,000	358
		119,321
Multiline Retail - 0.0%
Don Quijote Co. Ltd.	4,300	234
Specialty Retail - 3.7%
Home Depot, Inc.	2,996,900	116,579
Ross Stores, Inc.	50,579	1,462
TJX Companies, Inc.	300,300	7,312
		125,353
Textiles, Apparel & Luxury Goods - 0.1%
The Swatch Group AG (Reg.)	151,331	4,327
TOTAL CONSUMER DISCRETIONARY		288,047
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 5.5%
Beverages - 0.4%
PepsiCo, Inc.	226,305	$ 12,205
Pernod-Ricard	17,300	2,763
		14,968
Food & Staples Retailing - 3.2%
CVS Corp.	2,165,600	62,954
Safeway, Inc.	984,600	22,242
Wal-Mart Stores, Inc.	459,000	22,124
		107,320
Food Products - 0.1%
Global Bio-Chem Technology Group Co. Ltd.	3,682,000	2,286
Groupe Danone	27,800	2,446
		4,732
Household Products - 0.2%
Colgate-Palmolive Co.	110,900	5,535
Personal Products - 0.5%
Alberto-Culver Co.	413,855	17,932
Tobacco - 1.1%
Altria Group, Inc.	590,480	38,180
TOTAL CONSUMER STAPLES		188,667
ENERGY - 3.5%
Energy Equipment & Services - 1.9%
Diamond Offshore Drilling, Inc.	292,100	15,607
ENSCO International, Inc.	269,916	9,649
GlobalSantaFe Corp.	447,873	18,273
Technip-Coflexip SA	57,200	2,655
Transocean, Inc. (a)	313,200	16,903
		63,087
Oil, Gas & Consumable Fuels - 1.6%
BP PLC	592,800	6,163
Canadian Natural Resources Ltd.	118,800	4,305
ConocoPhillips	437,600	25,158
EnCana Corp.	97,800	3,858
ENI Spa	140,800	3,610
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	95,580	$ 5,493
Total SA Series B	29,400	6,871
		55,458
TOTAL ENERGY		118,545
FINANCIALS - 16.3%
Capital Markets - 3.0%
Credit Suisse Group (Reg.)	172,830	6,765
Goldman Sachs Group, Inc.	200,200	20,424
Lehman Brothers Holdings, Inc.	80,300	7,972
Merrill Lynch & Co., Inc.	414,200	22,785
Morgan Stanley	491,000	25,763
Nomura Holdings, Inc.	240,200	2,870
Northern Trust Corp.	55,840	2,546
Nuveen Investments, Inc. Class A	128,300	4,827
UBS AG (Reg.)	108,756	8,467
		102,419
Commercial Banks - 2.6%
Bank of America Corp.	578,650	26,392
DnB NOR ASA	257,400	2,689
Societe Generale Series A	33,900	3,452
Sumitomo Mitsui Financial Group, Inc.	1,093	7,391
Synovus Financial Corp.	164,500	4,716
Wachovia Corp.	452,828	22,460
Wells Fargo & Co.	376,500	23,185
		90,285
Consumer Finance - 0.2%
Credit Saison Co. Ltd.	59,900	1,993
MBNA Corp.	127,700	3,341
		5,334
Diversified Financial Services - 1.4%
Citigroup, Inc.	789,133	36,482
ING Groep NV (Certificaten Van Aandelen)	130,700	3,666
JPMorgan Chase & Co.	177,378	6,265
		46,413
Insurance - 6.8%
ACE Ltd.	269,700	12,096
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
AFLAC, Inc.	52,200	$ 2,259
Allianz AG (Reg.)	34,400	3,954
AMBAC Financial Group, Inc.	165,100	11,517
American International Group, Inc.	2,154,600	125,182
Hartford Financial Services Group, Inc.	512,100	38,295
MBIA, Inc.	191,400	11,352
MetLife, Inc.	344,700	15,491
MetLife, Inc. unit	193,300	5,068
Prudential Financial, Inc.	90,500	5,942
		231,156
Thrifts & Mortgage Finance - 2.3%
Fannie Mae	953,286	55,672
MGIC Investment Corp.	221,500	14,446
Washington Mutual, Inc.	224,600	9,139
		79,257
TOTAL FINANCIALS		554,864
HEALTH CARE - 12.0%
Biotechnology - 0.1%
CSL Ltd.	6,813	175
QIAGEN NV (a)	305,200	3,522
		3,697
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	48,900	1,814
GN Store Nordic AS	314,200	3,559
Medtronic, Inc.	69,600	3,605
		8,978
Health Care Providers & Services - 4.0%
Cardinal Health, Inc.	2,359,720	135,877
Pharmaceuticals - 7.6%
Johnson & Johnson	623,800	40,547
Novartis AG (Reg.)	53,509	2,538
Pfizer, Inc.	3,783,200	104,341
Roche Holding AG (participation certificate)	35,377	4,477
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	659,380	$ 12,568
Wyeth	2,158,500	96,053
		260,524
TOTAL HEALTH CARE		409,076
INDUSTRIALS - 5.9%
Aerospace & Defense - 1.1%
BAE Systems PLC	949,800	4,884
Honeywell International, Inc.	113,000	4,139
Lockheed Martin Corp.	168,000	10,898
Northrop Grumman Corp.	110,700	6,116
United Technologies Corp.	211,800	10,876
		36,913
Airlines - 0.1%
British Airways PLC (a)	423,300	1,981
Ryanair Holdings PLC sponsored ADR (a)	60,100	2,695
		4,676
Commercial Services & Supplies - 0.3%
Aramark Corp. Class B	60,300	1,592
ChoicePoint, Inc. (a)	175,978	7,048
		8,640
Electrical Equipment - 0.0%
ABB Ltd. (Reg.) (a)	131,643	863
Industrial Conglomerates - 3.7%
3M Co.	67,500	4,880
General Electric Co.	2,499,940	86,623
Tyco International Ltd.	1,181,600	34,503
		126,006
Machinery - 0.5%
Ingersoll-Rand Co. Ltd. Class A	217,800	15,540
Weichai Power Co. Ltd. (H Shares)	399,000	1,181
		16,721
Marine - 0.0%
Alexander & Baldwin, Inc.	35,801	1,659
Road & Rail - 0.1%
CSX Corp.	78,000	3,327
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
Mitsui & Co. Ltd.	273,000	$ 2,585
TOTAL INDUSTRIALS		201,390
INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 2.6%
Cisco Systems, Inc. (a)	2,724,400	52,063
Comverse Technology, Inc. (a)	246,500	5,830
Motorola, Inc.	657,200	12,000
Nokia Corp. sponsored ADR	783,000	13,029
QUALCOMM, Inc.	146,600	4,839
		87,761
Computers & Peripherals - 1.8%
Dell, Inc. (a)	782,400	30,913
Hewlett-Packard Co.	382,400	8,990
International Business Machines Corp.	294,000	21,815
		61,718
Electronic Equipment & Instruments - 0.7%
AU Optronics Corp. sponsored ADR	186,200	3,154
Flextronics International Ltd. (a)	314,400	4,153
Hoya Corp.	52,300	6,036
Jabil Circuit, Inc. (a)	44,100	1,355
Optimax Technology Corp.	1,842,131	4,257
Solectron Corp. (a)	1,169,800	4,434
Yageo Corp. (a)	3,122,000	1,212
		24,601
Internet Software & Services - 0.0%
Yahoo! Japan Corp.	623	1,309
IT Services - 0.1%
Affiliated Computer Services, Inc. Class A (a)	70,000	3,577
Office Electronics - 0.1%
Canon, Inc.	44,000	2,316
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	40,400	1,507
Applied Materials, Inc.	856,900	13,865
ARM Holdings PLC	537,000	1,090
ASML Holding NV (NY Shares) (a)	554,600	8,685
Intel Corp.	1,588,640	41,400
KLA-Tencor Corp.	109,800	4,798
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lam Research Corp. (a)	145,475	$ 4,210
Linear Technology Corp.	34,800	1,277
Novellus Systems, Inc. (a)	92,500	2,286
Solomon Systech Ltd.	2,150,000	761
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	304,188	2,774
United Microelectronics Corp. sponsored ADR	901,885	3,707
Xilinx, Inc.	23,700	604
		86,964
Software - 4.5%
BEA Systems, Inc. (a)	676,800	5,942
Microsoft Corp.	4,141,408	102,873
Oracle Corp. (a)	941,700	12,430
Symantec Corp. (a)	793,300	17,246
VERITAS Software Corp. (a)	624,200	15,230
		153,721
TOTAL INFORMATION TECHNOLOGY		421,967
MATERIALS - 0.6%
Chemicals - 0.3%
Nitto Denko Corp.	64,300	3,687
Praxair, Inc.	134,100	6,249
		9,936
Metals & Mining - 0.2%
Alcan, Inc.	108,400	3,254
BHP Billiton PLC	187,100	2,387
Grupo Mexico SA de CV Series B	1,198,629	1,959
		7,600
Paper & Forest Products - 0.1%
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	199,150	2,410
TOTAL MATERIALS		19,946
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 4.6%
BellSouth Corp.	751,000	19,954
Philippine Long Distance Telephone Co.	81,440	2,357
Qwest Communications International, Inc. (a)	3,688,300	13,684
SBC Communications, Inc.	4,059,700	96,418
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica SA	170,248	$ 2,775
Verizon Communications, Inc.	624,100	21,563
		156,751
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc. Class A (a)	221,200	7,147
TOTAL TELECOMMUNICATION SERVICES		163,898
UTILITIES - 0.4%
Electric Utilities - 0.4%
Entergy Corp.	23,900	1,806
FirstEnergy Corp.	50,600	2,434
PG&E Corp.	254,200	9,543
		13,783
TOTAL COMMON STOCKS (Cost $2,405,094)		2,380,183
Convertible Bonds - 0.0%
	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CIENA Corp. 3.75% 2/1/08	$ 1,130	985
TOTAL CONVERTIBLE BONDS (Cost $986)		985
U.S. Treasury Obligations - 0.3%

U.S. Treasury Bills, yield at date of purchase 2.73% to 2.97% 7/14/05 to 9/8/05 (d) (Cost $8,458)	8,500	8,458
Fixed-Income Funds - 15.8%
	Shares	Value (000s)
Fidelity Floating Rate Central Investment Portfolio (b)	611,762	$ 61,256
Fidelity High Income Central Investment Portfolio 1 (b)	2,660,093	258,508
Fidelity Tactical Income Central Investment Portfolio (b)	2,179,937	218,582
TOTAL FIXED-INCOME FUNDS (Cost $524,740)		538,346
Money Market Funds - 14.8%

Fidelity Cash Central Fund, 3.21% (b)	496,333,799	496,334
Fidelity Money Market Central Fund, 3.25% (b)	8,056,119	8,056
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)	38,150	38
TOTAL MONEY MARKET FUNDS (Cost $504,428)		504,428
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $3,443,706)		3,432,400
NET OTHER ASSETS - (0.7)%		(23,102)
NET ASSETS - 100%		$ 3,409,298
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
504 S&P 500 Index Contracts	Sept. 2005	$ 150,633	$ (1,338)

The face value of futures purchased as a percentage of net assets - 4.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the money market fund's holdings as of its most recent quarter end is available upon request. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $8,458,000.
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $3,456,090,000. Net unrealized depreciation aggregated $23,690,000, of which $242,770,000 related to appreciated investment securities and $266,460,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

The following is a complete listing of investments for Fidelity's fixed-income central funds as of June 30, 2005 which are
investments of Fidelity Asset Manager: Growth Fund.

Quarterly Report

Fidelity Floating Rate Central Investment Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (c) - 90.9%
	Principal Amount	Value

Automotive - 4.7%
Accuride Corp. term loan 5.6453% 1/31/12 (b)	$ 2,425,227	$ 2,431,290
AM General LLC Tranche B1, term loan 7.7428% 11/1/11 (b)	3,848,718	3,993,045
Goodyear Tire & Rubber Co.:
Tranche 1, 4.7852% 4/30/10 (b)	1,060,000	1,060,000
Tranche 2, term loan 5.89% 4/30/10 (b)	1,480,000	1,478,150
Travelcenters of America, Inc. Tranche B, term loan 5.09% 12/1/11 (b)	7,916,840	7,986,112
TRW Automotive Holdings Corp. Tranche B, term loan 4.375% 6/30/12 (b)	2,777,696	2,788,113
		19,736,710
Broadcasting - 2.0%
Cumulus Media, Inc.:
Tranche E, term loan 5.125% 3/28/10 (b)	1,989,950	1,989,950
Tranche F, term loan 4.875% 3/28/10 (b)	987,525	987,525
Nexstar Broadcasting, Inc. Tranche B, term loan 4.87% 10/1/12 (b)	3,900,000	3,919,500
Spanish Broadcasting System, Inc. Tranche 1, term loan 5.49% 6/7/12 (b)	1,571,063	1,586,773
		8,483,748
Building Materials - 1.1%
Euramax International, Inc./Euramax International Holdings BV Tranche 1, term loan 5.875% 6/29/12 (b)	1,850,000	1,875,438
Goodman Global Holdings, Inc. term loan 5.5% 12/23/11 (b)	1,213,900	1,232,109
Masonite International Corp. term loan 5.2153% 4/5/13 (b)	1,466,325	1,462,659
		4,570,206
Cable TV - 6.2%
Adelphia Communications Corp. Tranche B, term loan 5.375% 3/31/06 (b)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 8.25% 6/30/09 (b)	3,000,000	2,970,000
Charter Communications Operating LLC:
Tranche A, term loan 6.19% 4/27/10 (b)	2,642,875	2,606,536
Tranche B, term loan 6.44% 4/7/11 (b)	1,994,962	1,977,506
DIRECTV Holdings LLC Tranche B, term loan 4.7363% 4/13/13 (b)	2,260,000	2,274,125
NTL Investment Holdings Ltd. Tranche B, term loan 6.41% 6/13/12 (b)	3,000,000	3,015,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Cable TV - continued
UPC Broadband Holding BV Tranche H2, term loan 5.752% 9/30/12 (b)	$ 3,940,000	$ 3,949,850
UPC Distribution Holdings BV Tranche F, term loan 6.6% 12/31/11 (b)	4,000,000	4,045,000
WideOpenWest Illinois, Inc. Tranche B, term loan 6.3027% 6/22/11 (b)	2,593,451	2,619,385
		25,919,652
Capital Goods - 1.0%
Alliance Laundry Systems LLC term loan 5.59% 1/27/12 (b)	1,950,000	1,974,375
GenTek, Inc. term loan 6.0754% 2/28/11 (b)	1,995,000	1,985,025
Hexcel Corp. Tranche B, term loan 4.9125% 3/1/12 (b)	370,000	372,775
		4,332,175
Chemicals - 1.8%
Celanese Holding LLC term loan 5.74% 4/6/11 (b)	2,340,526	2,369,782
Mosaic Co. Tranche B, term loan 5.0036% 2/21/12 (b)	1,895,250	1,914,203
PQ Corp. term loan 5.5% 2/11/12 (b)	3,291,750	3,308,209
		7,592,194
Consumer Products - 1.7%
Burt's Bees, Inc. term loan 6.2397% 3/28/10 (b)	399,000	402,990
Central Garden & Pet Co. Tranche B, term loan 5.0279% 5/14/09 (b)	397,983	401,963
Del Laboratories, Inc. term loan 5.4683% 7/27/11 (b)	547,250	548,618
Fender Musical Instrument Corp. Tranche B, term loan 5.46% 4/1/12 (b)	810,000	820,125
Jostens IH Corp. Tranche A, term loan 5.64% 10/4/10 (b)	2,250,000	2,278,125
Rayovac Corp. term loan 5.2082% 2/7/12 (b)	498,750	503,738
Simmons Bedding Co. Tranche C, term loan 5.9099% 12/19/11 (b)	1,976,462	1,981,404
		6,936,963
Containers - 0.2%
Berry Plastics Corp. term loan 5.6004% 12/2/11 (b)	950,000	964,250
Diversified Financial Services - 0.7%
Refco Finance Holdings LLC term loan 5.3144% 8/5/11 (b)	2,981,481	2,988,935
Diversified Media - 1.3%
Lamar Media Corp.:
Tranche A, term loan 4.4375% 6/30/09 (b)	925,000	925,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Diversified Media - continued
Lamar Media Corp.:
Tranche C, term loan 5.0625% 6/30/10 (b)	$ 2,985,000	$ 3,011,119
R.H. Donnelley Corp. Tranche A3, term loan 5.1509% 12/31/09 (b)	1,468,667	1,479,682
		5,415,801
Electric Utilities - 3.1%
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 6.46% 6/24/12 (b)	2,211,382	2,227,967
term loan 6.46% 6/24/12 (b)	1,788,618	1,802,033
NRG Energy, Inc.:
Credit-Linked Deposit 5.265% 12/24/11 (b)	1,706,250	1,714,781
term loan 5.2554% 12/24/11 (b)	2,182,781	2,193,695
Reliant Energy, Inc. term loan 6.0579% 4/30/10 (b)	1,995,000	2,012,456
Texas Genco LLC term loan 5.4098% 12/14/11 (b)	2,985,000	3,026,044
		12,976,976
Energy - 6.6%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.063% 7/8/11 (b)	704,000	668,800
Tranche B1, term loan 6.063% 7/8/12 (b)	1,056,000	1,069,200
El Paso Corp. Credit-Linked Deposit 5.855% 11/22/09 (b)	6,000,000	6,022,500
Energy Transfer Partners LP term loan 6.47% 6/16/08 (b)	5,000,000	5,025,000
Kerr-McGee Corp. Tranche B, term loan 5.79% 5/24/11 (b)	10,000,000	10,162,500
LB Pacific LP term loan 6.1471% 3/3/12 (b)	3,990,000	4,024,913
Universal Compression, Inc. term loan 5.24% 2/15/12 (b)	897,750	908,972
		27,881,885
Entertainment/Film - 2.0%
MGM Holdings II, Inc. Tranche B, term loan 5.74% 4/8/12 (b)	8,550,000	8,571,375
Environmental - 1.6%
Allied Waste Industries, Inc.:
term loan 5.3731% 1/15/12 (b)	2,088,868	2,091,479
Tranche A, Credit-Linked Deposit 5.34% 1/15/12 (b)	797,297	798,294
Envirocare of Utah, Inc. Tranche 1, term loan 6.11% 4/13/10 (b)	3,818,182	3,832,500
		6,722,273
Floating Rate Loans (c) - continued
	Principal Amount	Value
Food/Beverage/Tobacco - 3.2%
Centerplate, Inc. term loan 6.43% 10/1/10 (b)	$ 4,920,000	$ 4,944,600
Commonwealth Brands, Inc. term loan 6.625% 8/28/07 (b)	165,210	167,275
Constellation Brands, Inc. Tranche B, term loan 5.1451% 11/30/11 (b)	6,438,958	6,511,397
Herbalife International, Inc. term loan 5.16% 12/21/10 (b)	1,640,000	1,648,200
		13,271,472
Gaming - 2.0%
Green Valley Ranch Gaming LLC term loan 5.49% 12/17/11 (b)	2,187,019	2,211,623
Herbst Gaming, Inc. term loan 5.6275% 1/7/11 (b)	399,000	401,993
Isle of Capri Casinos, Inc. term loan 5.0179% 2/4/11 (b)	199,000	200,990
Marina District Finance Co., Inc. term loan 5.185% 10/14/11 (b)	3,980,000	4,004,875
Resorts International Hotel & Casino, Inc. Tranche B1, term loan 5.83% 4/26/12 (b)	785,433	796,233
Venetian Casino Resort LLC Tranche B, term loan 5.24% 6/15/11 (b)	900,000	906,750
		8,522,464
Healthcare - 14.5%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan 5.6734% 2/7/12 (b)	3,291,750	3,337,012
Community Health Systems, Inc. term loan 5.07% 8/19/11 (b)	3,974,975	4,014,725
CRC Health Corp. term loan 6.24% 5/11/11 (b)	950,000	961,875
DaVita, Inc. Tranche B, term loan LIBOR + 2.25% 7/30/12 (b)	8,000,000	8,100,000
HCA, Inc. term loan 4.33% 11/9/09 (b)	11,000,000	10,917,491
HealthSouth Corp.:
Credit-Linked Deposit 5.7235% 6/14/07 (b)	807,500	816,584
term loan 5.82% 6/14/07 (b)	2,992,500	3,022,425
LifePoint Hospitals, Inc. Tranche B, term loan 4.845% 4/15/12 (b)	5,940,000	5,954,850
Newquest, Inc. Tranche A, term loan 6.66% 3/1/11 (b)	487,500	489,938
PacifiCare Health Systems, Inc. Tranche B, term loan 5.0656% 12/6/10 (b)	6,947,500	6,999,606
Select Medical Holdings Corp. Tranche B, term loan 5.0419% 2/24/12 (b)	3,990,000	3,994,988
Skilled Healthcare Group, Inc. Tranche 2, term loan 10.74% 12/15/12 (b)	3,000,000	3,015,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Healthcare - continued
Vicar Operating, Inc. term loan 4.875% 5/16/11 (b)	$ 5,040,000	$ 5,052,600
Warner Chilcott Corp. term loan 5.9939% 1/18/12 (b)	3,992,057	4,002,037
		60,679,131
Homebuilding/Real Estate - 5.3%
CB Richard Ellis Services, Inc. term loan 5.3167% 3/31/10 (b)	1,445,902	1,456,747
General Growth Properties, Inc. Tranche B, term loan 5.58% 11/12/08 (b)	5,971,575	6,023,826
Lake Las Vegas LLC Tranche 1, term loan 6.0887% 11/1/09 (b)	3,926,873	3,936,690
LNR Property Corp. Tranche B, term loan 6.3396% 2/3/08 (b)	3,919,880	3,934,580
Maguire Properties, Inc. Tranche B, term loan 4.9% 3/15/10 (b)	4,611,111	4,634,167
Shea Mountain House LLC Tranche B, term loan 5.27% 5/11/11 (b)	2,430,000	2,436,075
		22,422,085
Hotels - 1.7%
Starwood Hotels & Resorts Worldwide, Inc. term loan 4.58% 10/9/06 (b)	5,151,815	5,151,815
Wyndham International, Inc. Tranche 1:
Credit-Linked Deposit 6.435% 5/6/11 (b)	172,415	172,846
term loan 6.5% 5/6/11 (b)	1,823,017	1,827,575
		7,152,236
Insurance - 1.2%
Marsh & McLennan Companies, Inc. term loan 4.1875% 12/31/06 (b)	5,000,000	5,006,250
Leisure - 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.19% 6/8/12 (b)	3,000,000	3,037,500
Metals/Mining - 2.5%
Murray Energy Corp. Tranche 1, term loan 6.33% 1/28/10 (b)	498,750	501,244
Novelis, Inc. term loan 4.96% 1/7/12 (b)	3,461,538	3,491,827
Peabody Energy Corp. term loan 4.431% 3/21/10 (b)	2,955,664	2,959,358
Trout Coal Holdings LLC / Dakota Tranche 1, term loan 5.9736% 3/23/11 (b)	3,690,750	3,699,977
		10,652,406
Floating Rate Loans (c) - continued
	Principal Amount	Value
Paper - 3.2%
Escanaba Timber LLC term loan 6% 5/2/08 (b)	$ 520,000	$ 528,450
Georgia-Pacific Corp. term loan 4.78% 7/2/09 (b)	1,000,000	1,000,000
Koch Cellulose LLC:
term loan 5.24% 5/7/11 (b)	1,958,517	1,980,550
Credit-Linked Deposit 4.6113% 5/7/11 (b)	602,945	609,728
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 3.0888% 11/1/10 (b)	655,111	662,481
Tranche B, term loan 5.4158% 11/1/11 (b)	5,221,241	5,279,980
Tranche C, term loan 5.2921% 11/1/11 (b)	1,927,849	1,949,538
Xerium Technologies, Inc. Tranche B, term loan 5.49% 5/18/12 (b)	1,500,000	1,515,000
		13,525,727
Publishing/Printing - 2.7%
Dex Media West LLC/Dex Media West Finance Co. Tranche B, term loan 4.9282% 9/9/10 (b)	6,618,287	6,667,924
Liberty Group Operating, Inc. Tranche B, term loan 5.4436% 2/28/12 (b)	197,006	197,499
R.H. Donnelley Corp. Tranche B2, term loan 5.0536% 6/30/11 (b)	4,298,142	4,330,378
		11,195,801
Railroad - 1.4%
Kansas City Southern Railway Co. Tranche B1, term loan 5.1572% 3/30/08 (b)	2,788,360	2,823,214
RailAmerica, Inc. term loan 5.3125% 9/29/11 (b)	2,972,505	3,013,376
		5,836,590
Restaurants - 2.4%
Domino's, Inc. term loan 5.25% 6/25/10 (b)	4,809,121	4,857,213
Jack in the Box, Inc. term loan 4.9463% 1/8/11 (b)	3,125,659	3,160,823
Landry's Seafood Restaurants, Inc. term loan 5.2387% 12/28/10 (b)	1,457,675	1,474,074
Ruth's Chris Steak House, Inc. term loan 6.25% 3/11/11 (b)	480,952	480,952
		9,973,062
Services - 5.2%
Coinstar, Inc. term loan 5.55% 7/1/11 (b)	827,233	839,642
DynCorp term loan 6.0625% 2/11/11 (b)	2,000,000	2,010,000
Iron Mountain, Inc.:
term loan 5.125% 4/2/11 (b)	3,722,242	3,759,464
Tranche R, term loan 4.9816% 4/2/11 (b)	4,975,000	5,024,750
JohnsonDiversey, Inc. Tranche B, term loan 4.9578% 11/3/09 (b)	336,005	338,525
Floating Rate Loans (c) - continued
	Principal Amount	Value
Services - continued
Knowledge Learning Corp. term loan 5.99% 1/7/12 (b)	$ 4,061,111	$ 4,081,417
Rural/Metro Corp.:
Credit-Linked Deposit 5.65% 3/4/11 (b)	520,882	524,789
term loan 6.0297% 3/4/11 (b)	1,904,941	1,919,228
United Rentals, Inc.:
term loan 5.5742% 2/14/11 (b)	2,843,979	2,875,974
Tranche B, Credit-Linked Deposit 4.8224% 2/14/11 (b)	575,996	581,756
		21,955,545
Shipping - 0.1%
Baker Tanks, Inc. term loan 5.8793% 1/30/11 (b)	249,375	251,869
Technology - 4.5%
AMI Semiconductor, Inc. term loan 4.83% 4/1/12 (b)	1,596,000	1,599,990
Fairchild Semiconductor Corp. Tranche B3, term loan 5.354% 12/31/10 (b)	2,060,334	2,080,937
Fidelity National Information Solutions, Inc. Tranche B, term loan 4.96% 3/9/13 (b)	5,719,500	5,698,052
Infor Global Solutions AG Tranche 1, term loan 6.712% 4/18/11 (b)	6,000,000	6,015,000
ON Semiconductor Corp. Tranche G, term loan 6.5% 12/15/11 (b)	2,985,000	2,992,463
UGS Holdings, Inc. Tranche C, term loan 5.1462% 3/31/12 (b)	475,172	479,924
		18,866,366
Telecommunications - 6.0%
Alaska Communications Systems Holding term loan 5.49% 2/1/12 (b)	7,100,000	7,153,250
American Tower LP Tranche C, term loan 5.2099% 8/31/11 (b)	2,573,550	2,599,286
Conversant Holdings, Inc. Tranche B, term loan 7.3351% 3/31/11 (b)	1,962,500	1,945,328
Hawaiian Telcom Communications, Inc. Tranche B, term loan 5.73% 10/31/12 (b)	3,000,000	3,030,000
Intelsat Ltd. term loan 5.25% 7/28/11 (b)	3,236,542	3,264,862
New Skies Satellites BV term loan 5.4375% 5/2/11 (b)	1,490,609	1,511,105
NTELOS, Inc.:
term loan 8.33% 2/24/12 (b)	200,000	196,000
Tranche B, term loan 5.83% 8/24/11 (b)	995,000	995,000
Qwest Corp. Tranche A, term loan 7.9338% 6/30/07 (b)	1,600,000	1,648,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Telecommunications - continued
SpectraSite Communications, Inc. Tranche B, term loan 4.91% 5/19/12 (b)	$ 1,990,000	$ 2,004,925
Valor Telecommunications Enterprises LLC/Valor Finance Corp. Tranche B, term loan 5.392% 2/14/12 (b)	784,000	793,800
		25,141,556
Textiles & Apparel - 0.3%
St. John Knits International, Inc. Tranche B, term loan 6% 3/23/12 (b)	498,750	503,114
William Carter Co. term loan 5.08% 6/29/12 (b)	850,000	860,625
		1,363,739
TOTAL FLOATING RATE LOANS (Cost $381,285,882)		381,946,942
Nonconvertible Bonds - 8.1%

Automotive - 3.5%
General Motors Acceptance Corp.:
4.145% 5/18/06 (b)	2,000,000	1,990,538
4.3948% 10/20/05 (b)	5,000,000	5,004,260
4.6019% 9/23/08 (b)	3,000,000	2,773,467
6.75% 1/15/06	2,000,000	2,015,780
7.5% 7/15/05	3,000,000	3,001,296
		14,785,341
Diversified Financial Services - 1.2%
Residential Capital Corp. 4.835% 6/29/07 (a)(b)	5,000,000	5,001,880
Technology - 1.2%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,025,000
Telecommunications - 2.2%
Qwest Corp. 6.6706% 6/15/13 (a)(b)	2,840,000	2,907,450
Rogers Communications, Inc. 6.535% 12/15/10 (b)	6,000,000	6,240,000
		9,147,450
TOTAL NONCONVERTIBLE BONDS (Cost $34,062,076)		33,959,671
Cash Equivalents - 4.8%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.42%, dated 6/30/05 due 7/1/05) (Cost $19,961,000)	$ 19,962,899	$ 19,961,000
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $435,308,958)		435,867,613
NET OTHER ASSETS - (3.8)%		(15,788,511)
NET ASSETS - 100%		$ 420,079,102
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,909,330 or 1.9% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $435,285,647. Net unrealized appreciation aggregated $581,966, of which $1,609,203 related to appreciated investment securities and $1,027,237 related to depreciated investment securities.

Quarterly Report

Fidelity High Income Central Investment Portfolio 1

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.6%
	Principal Amount	Value
Aerospace - 1.5%
L-3 Communications Corp.:
5.875% 1/15/15	$ 1,585,000	$ 1,541,413
7.625% 6/15/12	3,045,000	3,242,925
Orbimage Holdings, Inc. 13.19% 7/1/12 (c)(d)	1,630,000	1,707,425
Orbital Sciences Corp. 9% 7/15/11	4,470,000	4,872,300
Primus International, Inc. 10.5% 4/15/09 (c)	3,735,000	3,921,750
		15,285,813
Air Transportation - 0.7%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	855,000	810,113
7.324% 4/15/11	935,000	822,800
7.377% 5/23/19	2,566,452	1,796,517
7.379% 5/23/16	1,553,711	1,087,598
7.8% 4/1/08	3,140,000	2,975,150
AMR Corp. 10.2% 3/15/20	10,000	7,200
Northwest Airlines, Inc. pass thru trust certificates 8.07% 1/2/15	543,430	255,412
		7,754,790
Automotive - 1.7%
Accuride Corp. 8.5% 2/1/15	3,790,000	3,685,775
Delco Remy International, Inc. 9.375% 4/15/12	3,585,000	2,921,775
Ford Motor Credit Co. 6.625% 6/16/08	3,960,000	3,910,500
Navistar International Corp.:
6.25% 3/1/12 (c)	2,460,000	2,367,750
7.5% 6/15/11	1,225,000	1,249,500
9.375% 6/1/06	1,295,000	1,340,325
Tenneco Automotive, Inc. 8.625% 11/15/14	2,405,000	2,417,025
		17,892,650
Banks and Thrifts - 0.8%
Western Financial Bank 9.625% 5/15/12	8,060,000	8,745,100
Broadcasting - 0.5%
Emmis Communications Corp. 9.3144% 6/15/12 (c)(d)	1,890,000	1,918,350
Gray Television, Inc. 9.25% 12/15/11	3,505,000	3,802,925
		5,721,275
Building Materials - 2.1%
Anixter International, Inc. 5.95% 3/1/15	2,260,000	2,214,800
Goodman Global Holdings, Inc.:
6.41% 6/15/12 (c)(d)	2,920,000	2,847,000
7.875% 12/15/12 (c)	2,370,000	2,192,250
Maax Holdings, Inc. 0% 12/15/12 (b)(c)	5,865,000	2,639,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
Nortek, Inc. 8.5% 9/1/14	$ 4,950,000	$ 4,554,000
NTK Holdings, Inc. 0% 3/1/14 (b)(c)	3,720,000	1,785,600
Texas Industries, Inc.:
7.25% 7/15/13 (c)	590,000	604,750
10.25% 6/15/11	4,650,000	5,376,563
		22,214,213
Cable TV - 3.9%
Cablevision Systems Corp. 7.88% 4/1/09 (d)	4,810,000	4,822,025
CSC Holdings, Inc. 8.125% 7/15/09	1,070,000	1,083,375
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,493,000	1,653,498
EchoStar DBS Corp. 5.75% 10/1/08	16,585,000	16,502,075
GCI, Inc. 7.25% 2/15/14	5,225,000	5,016,000
Insight Communications, Inc. 0% 2/15/11 (b)	885,000	887,213
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	3,175,000	3,369,628
Kabel Deutschland GmbH 10.625% 7/1/14 (c)	1,330,000	1,446,375
Mediacom LLC/Mediacom Capital Corp. 7.875% 2/15/11	1,945,000	1,891,513
Telenet Group Holding NV 0% 6/15/14 (b)(c)	5,550,000	4,329,000
		41,000,702
Capital Goods - 3.2%
Amsted Industries, Inc. 10.25% 10/15/11 (c)	4,415,000	4,768,200
Case New Holland, Inc. 6% 6/1/09	2,030,000	1,948,800
Dresser, Inc. 9.375% 4/15/11	4,465,000	4,699,413
Invensys PLC 9.875% 3/15/11 (c)	11,555,000	11,208,350
Leucadia National Corp. 7% 8/15/13	3,530,000	3,530,000
Park-Ohio Industries, Inc. 8.375% 11/15/14 (c)	2,735,000	2,365,775
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,120,000	2,901,600
Terex Corp.:
9.25% 7/15/11	1,630,000	1,764,475
10.375% 4/1/11	500,000	543,750
		33,730,363
Chemicals - 3.8%
BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC 9.0988% 7/15/10 (c)(d)	630,000	630,000
Borden US Finance Corp./Nova Scotia Finance ULC 7.8906% 7/15/10 (c)(d)	3,525,000	3,454,500
Crompton Corp. 9.875% 8/1/12	875,000	1,006,250
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (b)	1,970,000	1,398,700
Series B, 0% 10/1/14 (b)	1,355,000	948,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
Equistar Chemicals LP 7.55% 2/15/26	$ 1,800,000	$ 1,665,000
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	2,285,000	2,399,250
10.125% 9/1/08	2,515,000	2,731,919
Huntsman LLC:
10.6406% 7/15/11 (d)	5,660,000	6,013,750
11.5% 7/15/12	220,000	257,400
11.625% 10/15/10	195,000	228,150
IMC Global, Inc. 10.875% 6/1/08	1,620,000	1,826,550
Methanex Corp. yankee 7.75% 8/15/05	1,955,000	1,964,775
Millennium America, Inc. 9.25% 6/15/08	7,370,000	8,005,663
Nalco Co. 7.75% 11/15/11	3,760,000	3,980,900
NOVA Chemicals Corp. 7.4% 4/1/09	2,370,000	2,441,100
Rhodia SA 10.25% 6/1/10	725,000	777,563
		39,729,970
Consumer Products - 1.1%
Church & Dwight Co., Inc. 6% 12/15/12	3,910,000	3,949,100
Jostens Holding Corp. 0% 12/1/13 (b)	3,135,000	2,202,338
Jostens IH Corp. 7.625% 10/1/12	530,000	522,050
Revlon Consumer Products Corp. 9.5% 4/1/11	3,150,000	2,992,500
Samsonite Corp. 8.875% 6/1/11	1,675,000	1,783,875
		11,449,863
Containers - 2.7%
Berry Plastics Corp. 10.75% 7/15/12	3,810,000	4,152,900
BWAY Corp. 10% 10/15/10	3,370,000	3,504,800
Crown European Holdings SA:
9.5% 3/1/11	1,285,000	1,419,925
10.875% 3/1/13	6,380,000	7,512,450
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	2,090,000	2,246,750
8.75% 11/15/12	1,415,000	1,560,038
Owens-Illinois, Inc.:
7.35% 5/15/08	4,100,000	4,264,000
7.5% 5/15/10	3,400,000	3,578,500
		28,239,363
Diversified Financial Services - 0.4%
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	1,055,000	1,147,313
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
Residential Capital Corp. 6.375% 6/30/10 (c)	$ 1,565,000	$ 1,572,653
Triad Acquisition Corp. 11.125% 5/1/13 (c)	1,970,000	1,999,550
		4,719,516
Diversified Media - 0.9%
Corus Entertainment, Inc. 8.75% 3/1/12	3,270,000	3,515,250
LBI Media Holdings, Inc. 0% 10/15/13 (b)	1,330,000	997,500
LBI Media, Inc. 10.125% 7/15/12	2,310,000	2,546,775
Liberty Media Corp. 8.25% 2/1/30	1,980,000	1,969,696
		9,029,221
Electric Utilities - 5.6%
AES Corp.:
8.75% 6/15/08	1,235,000	1,324,538
8.875% 2/15/11	2,334,000	2,596,575
9.375% 9/15/10	1,509,000	1,703,284
9.5% 6/1/09	7,037,000	7,819,866
AES Gener SA 7.5% 3/25/14	3,415,000	3,474,763
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (c)	540,000	602,100
CMS Energy Corp.:
6.3% 2/1/12	3,850,000	3,869,250
7.5% 1/15/09	2,140,000	2,241,650
8.9% 7/15/08	4,140,000	4,491,900
9.875% 10/15/07	4,495,000	4,899,550
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	4,090,000	4,192,250
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	840,000	888,300
Nevada Power Co. 10.875% 10/15/09	740,000	824,175
NRG Energy, Inc. 8% 12/15/13 (c)	5,462,000	5,735,100
Sierra Pacific Power Co. 6.25% 4/15/12	1,235,000	1,268,963
Sierra Pacific Resources 8.625% 3/15/14	1,535,000	1,696,175
TECO Energy, Inc.:
0% 5/1/10 (c)(d)	2,490,000	2,527,350
7.2% 5/1/11	2,485,000	2,690,013
Tenaska Alabama Partners LP 7% 6/30/21 (c)	2,130,000	2,172,600
Utilicorp Canada Finance Corp. 7.75% 6/15/11	3,825,000	3,939,750
		58,958,152
Energy - 7.2%
Chesapeake Energy Corp.:
7.5% 6/15/14	520,000	561,600
7.75% 1/15/15	2,205,000	2,375,888
El Paso Corp. 7.625% 8/16/07 (c)	1,200,000	1,230,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
El Paso Energy Corp. 6.95% 12/15/07	$ 1,630,000	$ 1,640,188
El Paso Production Holding Co. 7.75% 6/1/13	75,000	80,250
Hanover Compressor Co.:
0% 3/31/07	7,660,000	6,702,500
8.625% 12/15/10	2,990,000	3,139,500
Hanover Equipment Trust 8.75% 9/1/11	535,000	565,763
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (c)	5,205,000	5,803,575
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (c)	1,238,000	1,231,810
Newfield Exploration Co. 6.625% 9/1/14	3,670,000	3,835,150
Ocean Rig Norway AS 8.375% 7/1/13 (c)	970,000	984,550
Parker Drilling Co.:
8.08% 9/1/10 (d)	5,195,000	5,402,800
9.625% 10/1/13	1,225,000	1,381,188
9.625% 10/1/13 (c)	1,635,000	1,843,463
Pride International, Inc. 7.375% 7/15/14	795,000	872,513
Range Resources Corp.:
(Reg. S) 6.375% 3/15/15	2,800,000	2,786,000
7.375% 7/15/13	5,235,000	5,522,925
Sonat, Inc.:
6.625% 2/1/08	3,330,000	3,334,163
7.625% 7/15/11	3,820,000	3,848,650
Stone Energy Corp. 6.75% 12/15/14	3,365,000	3,272,463
The Coastal Corp.:
6.375% 2/1/09	4,910,000	4,824,075
6.5% 5/15/06	980,000	987,350
6.5% 6/1/08	1,720,000	1,702,800
6.7% 2/15/27	1,835,000	1,848,763
7.5% 8/15/06	1,610,000	1,646,225
7.625% 9/1/08	1,025,000	1,045,500
7.75% 6/15/10	5,960,000	6,086,650
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (c)	995,000	1,031,069
		75,587,371
Environmental - 0.7%
Allied Waste North America, Inc. 5.75% 2/15/11	1,680,000	1,566,600
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,755,000	5,697,450
		7,264,050
Nonconvertible Bonds - continued
	Principal Amount	Value
Food and Drug Retail - 1.0%
Rite Aid Corp.:
6.875% 8/15/13	$ 415,000	$ 356,900
8.125% 5/1/10	950,000	976,125
9.5% 2/15/11	1,360,000	1,450,100
Stater Brothers Holdings, Inc.:
6.91% 6/15/10 (d)	4,030,000	3,989,700
8.125% 6/15/12	3,440,000	3,336,800
		10,109,625
Food/Beverage/Tobacco - 1.7%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	2,150,000	2,053,250
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 7/15/10 (c)	2,970,000	2,955,150
7.3% 7/15/15 (c)	980,000	977,550
Smithfield Foods, Inc.:
7% 8/1/11	5,070,000	5,323,500
7.625% 2/15/08	1,605,000	1,673,213
7.75% 5/15/13	75,000	81,375
8% 10/15/09	605,000	653,400
UAP Holding Corp. 0% 7/15/12 (b)	2,700,000	2,214,000
United Agriculture Products, Inc. 8.25% 12/15/11	2,266,000	2,350,975
		18,282,413
Gaming - 4.9%
Mandalay Resort Group:
6.5% 7/31/09	1,450,000	1,480,885
9.375% 2/15/10	1,095,000	1,218,188
10.25% 8/1/07	2,485,000	2,730,518
MGM MIRAGE:
6% 10/1/09	9,315,000	9,396,972
6.75% 9/1/12	245,000	252,350
Mohegan Tribal Gaming Authority:
6.125% 2/15/13 (c)	1,390,000	1,403,900
6.375% 7/15/09	7,835,000	7,972,113
7.125% 8/15/14	1,480,000	1,531,800
8% 4/1/12	785,000	840,971
MTR Gaming Group, Inc. 9.75% 4/1/10	2,600,000	2,827,500
Pinnacle Entertainment, Inc. 8.25% 3/15/12	1,355,000	1,405,813
Scientific Games Corp. 6.25% 12/15/12 (c)	2,660,000	2,673,300
Seneca Gaming Corp.:
(Reg'd.) 7.25% 5/1/12 (c)	3,210,000	3,318,338
7.25% 5/1/12	3,945,000	4,078,144
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
Station Casinos, Inc. 6% 4/1/12	$ 570,000	$ 578,550
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)(c)	1,250,000	875,000
9% 1/15/12 (c)	2,920,000	3,044,100
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,185,100
		51,813,542
Healthcare - 5.5%
AmerisourceBergen Corp. 7.25% 11/15/12	3,000,000	3,300,000
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (c)	1,870,000	1,991,550
CDRV Investors, Inc. 0% 1/1/15 (b)(c)	9,585,000	4,744,575
Concentra Operating Corp.:
9.125% 6/1/12	2,775,000	2,941,500
9.5% 8/15/10	2,110,000	2,247,150
DaVita, Inc. 6.625% 3/15/13 (c)	3,390,000	3,500,175
HCA, Inc. 5.5% 12/1/09	7,480,000	7,490,023
HealthSouth Corp.:
7.375% 10/1/06	3,295,000	3,336,188
7.625% 6/1/12	1,285,000	1,246,450
8.5% 2/1/08	925,000	934,250
Omega Healthcare Investors, Inc. 7% 4/1/14	5,720,000	5,762,900
PerkinElmer, Inc. 8.875% 1/15/13	7,470,000	8,263,688
Psychiatric Solutions, Inc. 7.75% 7/15/15 (c)	2,760,000	2,760,000
Senior Housing Properties Trust 8.625% 1/15/12	4,490,000	5,017,575
Service Corp. International (SCI):
7.7% 4/15/09	1,525,000	1,624,125
7.7% 4/15/09	530,000	567,100
Ventas Realty LP/Ventas Capital Corp. 6.75% 6/1/10 (c)	1,640,000	1,701,500
		57,428,749
Homebuilding/Real Estate - 3.0%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (c)	2,175,000	2,142,375
8.125% 6/1/12	5,170,000	5,338,025
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	790,000	774,200
8.875% 4/1/12	2,155,000	2,327,400
KB Home 7.75% 2/1/10	6,620,000	6,917,900
Standard Pacific Corp.:
5.125% 4/1/09	2,640,000	2,534,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilding/Real Estate - continued
Standard Pacific Corp.: - continued
6.5% 10/1/08	$ 780,000	$ 780,000
6.875% 5/15/11	990,000	999,900
Technical Olympic USA, Inc.:
7.5% 3/15/11	765,000	696,150
7.5% 1/15/15	2,145,000	1,898,325
9% 7/1/10	125,000	126,875
10.375% 7/1/12	100,000	102,000
WCI Communities, Inc.:
6.625% 3/15/15	1,910,000	1,738,100
7.875% 10/1/13	4,665,000	4,665,000
		31,040,650
Hotels - 0.5%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	3,630,000	3,875,025
Host Marriott LP 7.125% 11/1/13	1,465,000	1,527,263
		5,402,288
Insurance - 0.4%
Crum & Forster Holdings Corp. 10.375% 6/15/13	3,495,000	3,792,075
Leisure - 1.5%
Equinox Holdings Ltd. 9% 12/15/09	1,140,000	1,185,600
Six Flags, Inc.:
9.625% 6/1/14	1,980,000	1,843,875
9.75% 4/15/13	995,000	936,544
Speedway Motorsports, Inc. 6.75% 6/1/13	1,860,000	1,915,800
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	2,690,000	1,546,750
Town Sports International, Inc. 9.625% 4/15/11	1,370,000	1,417,950
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	2,260,000	2,593,350
Universal City Florida Holding Co. I/II 7.96% 5/1/10 (d)	4,260,000	4,419,750
		15,859,619
Metals/Mining - 1.9%
Century Aluminum Co. 7.5% 8/15/14	625,000	625,000
Compass Minerals International, Inc.:
0% 12/15/12 (b)	1,060,000	927,500
0% 6/1/13 (b)	9,175,000	7,661,125
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	2,210,000	2,165,800
10.125% 2/1/10	400,000	446,000
Massey Energy Co. 6.625% 11/15/10	1,425,000	1,446,375
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
Peabody Energy Corp. 6.875% 3/15/13	$ 2,035,000	$ 2,157,100
Vedanta Resources PLC 6.625% 2/22/10 (c)	4,225,000	4,172,188
		19,601,088
Paper - 1.1%
Georgia-Pacific Corp.:
7.375% 7/15/08	2,045,000	2,181,402
8% 1/15/14	3,610,000	3,975,513
8.125% 5/15/11	750,000	845,625
8.875% 2/1/10	2,050,000	2,316,500
Norske Skog Canada Ltd. 8.625% 6/15/11	2,290,000	2,358,700
		11,677,740
Publishing/Printing - 1.8%
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09	1,050,000	1,155,000
Houghton Mifflin Co.:
7.2% 3/15/11	365,000	379,600
9.875% 2/1/13	4,835,000	5,113,013
NBC Acquisition Corp. 0% 3/15/13 (b)	6,590,000	4,711,850
The Reader's Digest Association, Inc. 6.5% 3/1/11	7,210,000	7,282,100
		18,641,563
Railroad - 0.6%
Kansas City Southern Railway Co.:
7.5% 6/15/09	4,325,000	4,433,125
9.5% 10/1/08	220,000	239,800
TFM SA de CV yankee 10.25% 6/15/07	1,310,000	1,395,150
		6,068,075
Restaurants - 1.0%
Carrols Corp. 9% 1/15/13 (c)	2,350,000	2,379,375
Domino's, Inc. 8.25% 7/1/11	985,000	1,053,950
Friendly Ice Cream Corp. 8.375% 6/15/12	3,790,000	3,638,400
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	3,450,000	3,346,500
		10,418,225
Services - 1.1%
Iron Mountain, Inc.:
7.75% 1/15/15	400,000	404,000
8.25% 7/1/11	1,750,000	1,785,000
8.625% 4/1/13	4,815,000	4,983,525
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (c)	1,990,000	2,029,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
Rural/Metro Corp.:
0% 3/15/16 (b)(c)	$ 3,420,000	$ 1,624,500
9.875% 3/15/15 (c)	630,000	609,525
		11,436,350
Shipping - 4.6%
General Maritime Corp. 10% 3/15/13	9,940,000	10,784,900
OMI Corp. 7.625% 12/1/13	7,645,000	7,606,775
Ship Finance International Ltd. 8.5% 12/15/13	17,800,000	17,087,973
Teekay Shipping Corp. 8.875% 7/15/11	10,780,000	12,289,200
		47,768,848
Steels - 1.4%
Allegheny Technologies, Inc. 8.375% 12/15/11	3,475,000	3,579,250
CSN Islands VII Corp. 10.75% 9/12/08 (c)	3,090,000	3,453,075
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	4,980,000	5,390,850
Ryerson Tull, Inc. 8.25% 12/15/11	2,585,000	2,248,950
		14,672,125
Super Retail - 2.2%
Asbury Automotive Group, Inc. 9% 6/15/12	4,470,000	4,559,400
Buhrmann US, Inc. 7.875% 3/1/15 (c)	1,520,000	1,478,200
JCPenney Co., Inc.:
7.375% 8/15/08	1,780,000	1,909,050
7.6% 4/1/07	990,000	1,041,975
Nebraska Book Co., Inc. 8.625% 3/15/12	4,490,000	4,186,925
Saks, Inc.:
7% 12/1/13	590,000	584,100
9.875% 10/1/11	3,285,000	3,588,863
Sonic Automotive, Inc. 8.625% 8/15/13	5,550,000	5,605,500
		22,954,013
Technology - 5.7%
Advanced Micro Devices, Inc. 7.75% 11/1/12	2,715,000	2,660,700
Amkor Technology, Inc.:
7.125% 3/15/11	990,000	856,350
7.75% 5/15/13	985,000	849,563
9.25% 2/15/08	980,000	943,250
Celestica, Inc.:
7.625% 7/1/13	2,110,000	2,123,188
7.875% 7/1/11	6,675,000	6,841,875
Freescale Semiconductor, Inc. 6.875% 7/15/11	5,350,000	5,657,625
Lucent Technologies, Inc. 5.5% 11/15/08	4,320,000	4,255,200
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.66% 12/15/11 (c)(d)	$ 2,345,000	$ 2,321,550
Micron Technology, Inc. 6.5% 9/30/05 (e)	6,190,471	6,159,518
New ASAT Finance Ltd. 9.25% 2/1/11	1,590,000	1,311,750
Nortel Networks Corp. 6.125% 2/15/06	3,180,000	3,195,900
Sanmina-SCI Corp.:
6.75% 3/1/13 (c)	2,910,000	2,779,050
10.375% 1/15/10	1,950,000	2,164,500
Xerox Capital Trust I 8% 2/1/27	5,775,000	5,962,688
Xerox Corp.:
6.875% 8/15/11	4,610,000	4,886,600
7.125% 6/15/10	5,235,000	5,568,731
9.75% 1/15/09	1,535,000	1,742,225
		60,280,263
Telecommunications - 9.2%
American Tower Corp. 7.125% 10/15/12	1,965,000	2,073,075
American Towers, Inc. 7.25% 12/1/11	785,000	826,213
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	845,000	954,850
Empresa Brasileira de Telecomm SA 11% 12/15/08	2,091,000	2,383,740
Intelsat Ltd.:
5.25% 11/1/08	2,415,000	2,258,025
6.5% 11/1/13	5,005,000	4,054,050
7.625% 4/15/12	2,185,000	1,911,875
7.805% 1/15/12 (c)(d)	6,345,000	6,487,763
MCI, Inc. 8.735% 5/1/14 (d)	4,155,000	4,658,794
Millicom International Cellular SA 10% 12/1/13	4,285,000	4,263,575
Mobile Telesystems Finance SA 8% 1/28/12 (c)	1,880,000	1,903,500
New Skies Satellites BV 8.5388% 11/1/11 (c)(d)	4,145,000	4,238,263
Nextel Communications, Inc.:
5.95% 3/15/14	2,880,000	2,995,200
6.875% 10/31/13	7,380,000	7,859,700
PanAmSat Corp. 9% 8/15/14	2,080,000	2,262,000
Qwest Capital Funding, Inc.:
7% 8/3/09	5,440,000	5,263,200
7.9% 8/15/10	4,495,000	4,444,431
Qwest Corp.:
6.6706% 6/15/13 (c)(d)	6,760,000	6,920,550
7.875% 9/1/11	1,405,000	1,457,688
8.875% 3/15/12	80,000	87,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Qwest Services Corp.:
13.5% 12/15/10	$ 1,570,000	$ 1,805,500
14% 12/15/14	3,315,000	3,978,000
Rogers Communications, Inc.:
7.25% 12/15/12	3,670,000	3,954,425
8% 12/15/12	4,020,000	4,311,450
9.625% 5/1/11	3,350,000	3,936,250
SBA Communications Corp. 8.5% 12/1/12	4,420,000	4,773,600
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,547,000	5,352,855
U.S. West Communications 7.5% 6/15/23	1,440,000	1,321,200
		96,736,772
Textiles & Apparel - 0.7%
Levi Strauss & Co.:
7.73% 4/1/12 (d)	2,225,000	2,102,625
9.75% 1/15/15	1,490,000	1,471,375
12.25% 12/15/12	1,065,000	1,160,850
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	2,130,000	2,145,975
		6,880,825
TOTAL NONCONVERTIBLE BONDS (Cost $890,340,237)		908,187,260
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.8411% 8/1/24 (c)(d) (Cost $981,783)	1,264,590	1,081,225
Common Stocks - 1.8%
	Shares
Aerospace - 0.1%
L-3 Communications Holdings, Inc.	15,800	1,209,964
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	16	0
Cable TV - 0.1%
EchoStar Communications Corp. Class A	4,500	135,675
Ono Finance PLC rights 5/31/09 (a)(c)	2,050	1,025
The DIRECTV Group, Inc. (a)	63,000	976,500
		1,113,200
Common Stocks - continued
	Shares	Value
Electric Utilities - 0.1%
AES Corp. (a)	22,100	$ 361,998
CMS Energy Corp. (a)	22,300	335,838
		697,836
Energy - 0.1%
Chesapeake Energy Corp.	22,100	503,880
Gaming - 0.3%
MGM MIRAGE (a)	28,300	1,120,114
Scientific Games Corp. Class A (a)	93,800	2,526,034
		3,646,148
Healthcare - 0.0%
Fountain View, Inc. (e)	1,364	22,861
Homebuilding/Real Estate - 0.0%
American Real Estate Partners LP (a)	400	11,620
Paper - 0.2%
Georgia-Pacific Corp.	59,800	1,901,640
Services - 0.2%
Iron Mountain, Inc. (a)	63,900	1,982,178
Shipping - 0.3%
OMI Corp.	60,900	1,157,709
Teekay Shipping Corp.	44,100	1,935,990
		3,093,699
Technology - 0.1%
Xerox Corp. (a)	94,500	1,303,155
Telecommunications - 0.2%
American Tower Corp. Class A (a)	31,900	670,538
New Skies Satellites Holdings Ltd.	2,600	51,610
Nextel Communications, Inc. Class A (a)	15,700	507,267
Qwest Communications International, Inc. (a)	318,500	1,181,635
		2,411,050
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (e)	144,445	1,495,006
TOTAL COMMON STOCKS (Cost $23,455,425)		19,392,237
Floating Rate Loans - 10.4%
	Principal Amount
Building Materials - 0.5%
Masonite International Corp. term loan 9.3838% 4/6/15 (d)	$ 5,340,000	5,333,325
Floating Rate Loans - continued
	Principal Amount	Value
Cable TV - 0.5%
UPC Broadband Holding BV Tranche H2, term loan 5.752% 9/30/12 (d)	$ 5,460,000	$ 5,473,650
Electric Utilities - 1.4%
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 6.46% 6/24/12 (d)	2,913,496	2,935,347
term loan 6.46% 6/24/12 (d)	2,356,504	2,374,178
Tranche 2, term loan 8.88% 6/24/13 (d)	2,190,000	2,184,525
Riverside Energy Center LLC:
term loan 7.44% 6/24/11 (d)	6,330,259	6,456,864
Credit-Linked Deposit 6.98% 6/24/11 (d)	288,859	293,192
		14,244,106
Energy - 3.5%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.063% 7/8/11 (d)	172,000	163,400
Tranche 2, term loan 10.3125% 7/8/13 (d)	2,870,000	2,920,225
Tranche B1, term loan 6.063% 7/8/12 (d)	258,000	261,225
El Paso Corp.:
Credit-Linked Deposit 5.855% 11/22/09 (d)	5,120,700	5,139,903
term loan 6.125% 11/22/09 (d)	3,827,907	3,861,401
Kerr-McGee Corp.:
Tranche B, term loan 5.79% 5/24/11 (d)	12,230,000	12,428,738
Tranche X, term loan 5.55% 5/24/07 (d)	8,910,000	8,965,688
Magellan Midstream Holdings LP term loan 5.785% 6/30/12 (d)	2,625,000	2,625,000
		36,365,580
Environmental - 0.8%
Envirocare of Utah, Inc.:
Tranche 1, term loan 6.11% 4/13/10 (d)	5,001,818	5,020,575
Tranche 2, term loan 8.86% 4/13/10 (d)	3,770,000	3,741,725
		8,762,300
Healthcare - 0.9%
DaVita, Inc. Tranche B, term loan LIBOR + 2.25% 7/30/12 (d)	5,870,000	5,943,375
HealthSouth Corp. term loan 8.22% 6/15/10 (d)	2,190,000	2,225,588
Vicar Operating, Inc. term loan 4.875% 5/16/11 (d)	1,526,175	1,530,000
		9,698,963
Homebuilding/Real Estate - 2.0%
General Growth Properties, Inc.:
Tranche A, term loan 5.37% 11/12/07 (d)	5,881,461	5,918,220
Tranche B, term loan 5.58% 11/12/08 (d)	6,071,101	6,124,223
Floating Rate Loans - continued
	Principal Amount	Value
Homebuilding/Real Estate - continued
LNR Property Corp.:
Tranche A, term loan 7.71% 2/3/08 (d)	$ 2,150,000	$ 2,150,000
Tranche B, term loan:
6.3396% 2/3/08 (d)	4,311,868	4,328,038
8.46% 2/3/08 (d)	2,200,000	2,200,000
		20,720,481
Technology - 0.6%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 4.96% 3/9/11 (d)	3,685,762	3,662,726
Tranche B, term loan 4.96% 3/9/13 (d)	1,531,350	1,525,607
Infor Global Solutions AG Tranche 2, term loan 10.712% 4/18/12 (d)	1,700,000	1,695,750
		6,884,083
Telecommunications - 0.2%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (d)	1,700,000	1,683,000
TOTAL FLOATING RATE LOANS (Cost $108,538,920)		109,165,488
Cash Equivalents - 1.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.42%, dated 6/30/05 due 7/1/05) (Cost $13,259,000)	$ 13,260,261	13,259,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,036,575,365)		1,051,085,210
NET OTHER ASSETS - (0.2)%		(2,196,375)
NET ASSETS - 100%		$ 1,048,888,835
Legend
(a) Non-income producing
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $152,362,272 or 14.5% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,677,385 or 0.7% of net assets.

Additional information on each holding is as follows:
SecurityA	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
Fountain View, Inc.	8/19/03 - 1/27/04	13
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 9/12/02	5,344,263
AAcquired as a result of an in-kind exchange and represents the original acquisition date and cost.
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,031,896,871. Net unrealized appreciation aggregated $19,188,339, of which $37,674,485 related to appreciated investment securities and $18,486,146 related to depreciated investment securities.

Quarterly Report

Fidelity Tactical Income Central Investment Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.7%
Ford Motor Co.:
6.375% 2/1/29	$ 1,750,000	$ 1,349,289
6.625% 10/1/28	1,115,000	874,663
7.45% 7/16/31	12,780,000	10,668,948
General Motors Corp. 8.25% 7/15/23	13,340,000	11,038,850
		23,931,750
Media - 0.9%
Continental Cablevision, Inc. 9% 9/1/08	3,850,000	4,363,501
Cox Communications, Inc. 7.125% 10/1/12	4,325,000	4,850,150
Liberty Media Corp.:
5.7% 5/15/13	2,980,000	2,771,707
8.25% 2/1/30	8,580,000	8,535,350
News America Holdings, Inc. 7.75% 12/1/45	2,625,000	3,216,100
News America, Inc. 6.2% 12/15/34	5,075,000	5,326,177
Univision Communications, Inc. 3.875% 10/15/08	1,295,000	1,256,466
		30,319,451
TOTAL CONSUMER DISCRETIONARY		54,251,201
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (b)	3,715,000	3,729,529
Food Products - 0.1%
ConAgra Foods, Inc. 6.75% 9/15/11	3,000,000	3,319,944
TOTAL CONSUMER STAPLES		7,049,473
ENERGY - 2.1%
Energy Equipment & Services - 0.5%
Diamond Offshore Drilling, Inc. 4.875% 7/1/15 (b)	2,620,000	2,618,813
Petronas Capital Ltd. 7% 5/22/12 (b)	11,450,000	13,087,098
		15,705,911
Oil, Gas & Consumable Fuels - 1.6%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	5,220,000	5,257,955
Enterprise Products Operating LP 4% 10/15/07	3,815,000	3,776,884
Kinder Morgan Energy Partners LP 5.8% 3/15/35	1,810,000	1,822,639
Nexen, Inc. 5.875% 3/10/35	8,615,000	8,755,519
Pemex Project Funding Master Trust:
7.375% 12/15/14	3,000,000	3,364,500
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust: - continued
8.625% 2/1/22	$ 8,725,000	$ 10,709,938
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	6,745,000	8,029,248
The Coastal Corp.:
7.75% 10/15/35	1,990,000	1,860,650
9.625% 5/15/12	7,730,000	8,464,350
		52,041,683
TOTAL ENERGY		67,747,594
FINANCIALS - 10.2%
Capital Markets - 1.4%
Bank of New York Co., Inc.:
3.4% 3/15/13 (g)	4,370,000	4,254,396
4.25% 9/4/12 (g)	4,285,000	4,284,614
Goldman Sachs Capital I 6.345% 2/15/34	8,225,000	8,911,862
Goldman Sachs Group, Inc. 5.25% 10/15/13	8,525,000	8,796,982
JPMorgan Chase Capital XV 5.875% 3/15/35	10,315,000	10,587,471
Lazard LLC 7.125% 5/15/15 (b)	5,665,000	5,714,495
Merrill Lynch & Co., Inc. 4.25% 2/8/10	4,590,000	4,578,608
		47,128,428
Commercial Banks - 2.1%
Bank of America Corp.:
7.4% 1/15/11	10,286,000	11,772,111
7.8% 2/15/10	14,984,000	17,137,590
Banponce Corp. 6.75% 12/15/05	3,570,000	3,608,560
Export-Import Bank of Korea:
4.125% 2/10/09 (b)	1,485,000	1,472,383
5.25% 2/10/14 (b)	2,560,000	2,650,440
KeyCorp Capital Trust VII 5.7% 6/15/35	8,000,000	7,887,752
Korea Development Bank:
3.875% 3/2/09	9,700,000	9,538,311
4.75% 7/20/09	3,520,000	3,566,112
Wachovia Bank NA 4.875% 2/1/15	7,250,000	7,385,213
Wachovia Corp. 5.25% 8/1/14	4,800,000	5,010,658
		70,029,130
Consumer Finance - 0.8%
Capital One Bank 4.875% 5/15/08	1,800,000	1,826,860
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp. 3.5% 5/1/08	$ 500,000	$ 491,888
Household Finance Corp.:
4.125% 11/16/09	7,450,000	7,369,473
5.875% 2/1/09	730,000	766,283
Household International, Inc. 8.875% 2/15/08	8,550,000	8,792,461
HSBC Finance Corp. 6.75% 5/15/11	1,575,000	1,748,171
MBNA Corp. 6.25% 1/17/07	3,670,000	3,786,724
		24,781,860
Diversified Financial Services - 1.7%
JPMorgan Chase & Co. 6.75% 2/1/11	29,515,000	32,640,639
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	16,900,000	17,776,231
Prime Property Funding II 6.25% 5/15/07 (b)	4,795,000	4,970,857
		55,387,727
Insurance - 1.2%
Axis Capital Holdings Ltd. 5.75% 12/1/14	10,145,000	10,506,416
Oil Insurance Ltd. 5.15% 8/15/33 (b)(g)	3,625,000	3,653,971
Principal Life Global Funding I 5.125% 6/28/07 (b)	18,600,000	18,887,779
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(g)	3,285,000	3,359,698
The Chubb Corp. 6.15% 8/15/05	3,184,000	3,191,699
		39,599,563
Real Estate - 2.1%
Archstone Smith Operating Trust 5.25% 5/1/15	4,285,000	4,373,712
CarrAmerica Realty Corp. 5.25% 11/30/07	4,275,000	4,330,455
CenterPoint Properties Trust:
4.75% 8/1/10	2,950,000	2,975,600
5.25% 7/15/11	5,000,000	5,121,615
Colonial Properties Trust 4.75% 2/1/10	3,325,000	3,298,892
Developers Diversified Realty Corp.:
5% 5/3/10	3,280,000	3,304,994
5.25% 4/15/11	1,855,000	1,884,354
EOP Operating LP:
4.65% 10/1/10	2,375,000	2,369,350
6.763% 6/15/07	10,075,000	10,521,363
7.75% 11/15/07	9,645,000	10,356,415
Gables Realty LP:
5% 3/15/10	2,030,000	2,020,680
5.75% 7/15/07	1,450,000	1,484,293
Mack-Cali Realty LP 7.25% 3/15/09	2,800,000	3,039,887
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate - continued
Simon Property Group LP:
4.6% 6/15/10 (b)	$ 2,865,000	$ 2,866,593
4.875% 8/15/10	7,325,000	7,401,715
5.1% 6/15/15 (b)	4,240,000	4,228,001
		69,577,919
Thrifts & Mortgage Finance - 0.9%
Abbey National PLC 6.69% 10/17/05	5,000,000	5,042,170
Independence Community Bank Corp. 3.75% 4/1/14 (g)	2,870,000	2,766,743
Residential Capital Corp. 6.375% 6/30/10 (b)	5,860,000	5,888,655
Washington Mutual, Inc.:
2.4% 11/3/05	7,355,000	7,320,189
4.625% 4/1/14	7,830,000	7,623,656
		28,641,413
TOTAL FINANCIALS		335,146,040
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (b)	1,900,000	1,719,500
7.45% 5/1/34 (b)	7,300,000	6,205,000
		7,924,500
Airlines - 0.6%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	566,167	579,603
6.978% 10/1/12	1,380,441	1,426,129
7.024% 4/15/11	2,545,000	2,629,924
7.858% 4/1/13	1,000,000	1,056,221
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	635,000	636,068
7.056% 3/15/11	2,000,000	2,065,729
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	11,200,000	10,536,587
		18,930,261
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (b)	$ 3,400,000	$ 4,000,392
TOTAL INDUSTRIALS		30,855,153
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
NCR Corp. 7.125% 6/15/09	1,660,000	1,795,908
MATERIALS - 0.6%
Metals & Mining - 0.3%
Alcan, Inc. 5.75% 6/1/35	5,225,000	5,314,870
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	2,620,000	2,875,350
		8,190,220
Paper & Forest Products - 0.3%
Boise Cascade Corp. 7.68% 3/29/06	9,125,000	9,398,750
International Paper Co. 4.25% 1/15/09	1,075,000	1,061,092
		10,459,842
TOTAL MATERIALS		18,650,062
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.9%
France Telecom SA 8% 3/1/11 (a)	2,455,000	2,848,964
KT Corp. 5.875% 6/24/14 (b)	3,275,000	3,518,165
SBC Communications, Inc. 4.125% 9/15/09	7,445,000	7,383,303
Sprint Capital Corp. 8.375% 3/15/12	2,350,000	2,826,629
Telecom Italia Capital:
4% 11/15/08	3,175,000	3,127,051
4% 1/15/10 (b)	10,065,000	9,779,889
5.25% 11/15/13	2,500,000	2,538,013
TELUS Corp. yankee 8% 6/1/11	13,415,000	15,688,869
Verizon Global Funding Corp. 7.25% 12/1/10	7,758,000	8,793,763
Verizon New York, Inc. 6.875% 4/1/12	5,229,000	5,778,950
		62,283,596
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
America Movil SA de CV 6.375% 3/1/35	$ 4,960,000	$ 4,840,211
AT&T Wireless Services, Inc. 7.875% 3/1/11	4,850,000	5,636,505
		10,476,716
TOTAL TELECOMMUNICATION SERVICES		72,760,312
UTILITIES - 2.7%
Electric Utilities - 2.1%
Duke Capital LLC:
4.37% 3/1/09	2,825,000	2,815,172
6.25% 2/15/13	4,500,000	4,857,854
Exelon Corp. 4.9% 6/15/15	9,500,000	9,533,858
Exelon Generation Co. LLC 5.35% 1/15/14	10,500,000	10,889,592
FirstEnergy Corp. 6.45% 11/15/11	1,185,000	1,294,762
Monongahela Power Co. 5% 10/1/06	3,890,000	3,921,486
Oncor Electric Delivery Co. 6.375% 5/1/12	6,200,000	6,794,134
Progress Energy, Inc.:
7.1% 3/1/11	7,470,000	8,321,326
7.75% 3/1/31	12,910,000	16,107,872
TXU Energy Co. LLC 7% 3/15/13	3,930,000	4,382,862
		68,918,918
Independent Power Producers & Energy Traders - 0.2%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,389,426
Duke Energy Corp. 5.625% 11/30/12	3,565,000	3,781,727
		6,171,153
Multi-Utilities - 0.4%
Dominion Resources, Inc.:
4.75% 12/15/10	4,685,000	4,713,433
5.95% 6/15/35	5,470,000	5,665,892
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	3,235,000	3,249,111
		13,628,436
TOTAL UTILITIES		88,718,507
TOTAL NONCONVERTIBLE BONDS (Cost $667,042,849)		676,974,250
U.S. Government and Government Agency Obligations - 16.5%
	Principal Amount	Value
U.S. Government Agency Obligations - 6.2%
Fannie Mae 6.25% 2/1/11	$ 53,700,000	$ 58,842,634
Financing Corp. - coupon STRIPS:
0% 8/8/05	5,482,000	5,462,967
0% 11/30/05	1,666,000	1,641,988
Freddie Mac:
4.5% 1/15/14	26,270,000	26,806,171
5.25% 11/5/12	51,240,000	51,741,486
5.875% 3/21/11	45,055,000	48,579,292
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	771,609	791,971
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A:
7.57% 8/1/13	10,090,000	10,121,198
7.63% 8/1/14	1,000,000	1,003,185
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		204,990,892
U.S. Treasury Inflation Protected Obligations - 6.1%
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	65,025,450	71,179,977
3.375% 4/15/32	46,364,607	63,072,185
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13	16,948,800	17,310,946
2% 1/15/14	15,794,100	16,268,540
4.25% 1/15/10	28,383,593	31,940,396
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		199,772,044
U.S. Treasury Obligations - 4.2%
U.S. Treasury Bonds 8% 11/15/21	10,900,000	15,705,788
U.S. Treasury Notes 4.75% 5/15/14	113,660,000	120,603,931
TOTAL U.S. TREASURY OBLIGATIONS		136,309,719
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $528,577,230)		541,072,655
U.S. Government Agency - Mortgage Securities - 29.1%
	Principal Amount	Value
Fannie Mae - 26.0%
3.463% 4/1/34 (g)	$ 1,350,023	$ 1,353,342
3.737% 1/1/35 (g)	872,223	869,092
3.753% 10/1/33 (g)	534,232	530,169
3.797% 6/1/34 (g)	2,401,173	2,366,866
3.827% 12/1/34 (g)	176,763	176,346
3.83% 1/1/35 (g)	578,131	577,054
3.836% 6/1/33 (g)	436,748	433,155
3.84% 1/1/35 (g)	1,628,332	1,632,980
3.913% 12/1/34 (g)	543,113	542,010
3.941% 10/1/34 (g)	751,812	750,999
3.98% 1/1/35 (g)	760,117	757,789
3.984% 5/1/33 (g)	176,252	176,481
3.987% 12/1/34 (g)	697,514	694,875
4% 6/1/18 to 9/1/19	61,946,194	60,738,828
4% 7/1/20 (c)(d)	35,000,000	34,267,188
4% 1/1/35 (g)	473,151	471,452
4.017% 12/1/34 (g)	3,848,239	3,866,284
4.021% 12/1/34 (g)	551,109	549,156
4.023% 2/1/35 (g)	502,652	501,460
4.029% 1/1/35 (g)	263,905	264,386
4.037% 12/1/34 (g)	384,755	386,379
4.048% 1/1/35 (g)	505,954	504,532
4.052% 2/1/35 (g)	508,964	508,199
4.055% 10/1/18 (g)	583,990	582,129
4.057% 5/1/34 (g)	223,598	223,311
4.072% 12/1/34 (g)	1,048,182	1,053,423
4.079% 4/1/33 (g)	197,064	198,040
4.105% 1/1/35 (g)	1,126,303	1,133,273
4.115% 2/1/35 (g)	354,361	354,971
4.118% 1/1/35 (g)	1,064,386	1,065,768
4.118% 2/1/35 (g)	348,696	349,809
4.12% 2/1/35 (g)	979,713	982,170
4.127% 1/1/35 (g)	1,107,557	1,116,540
4.128% 2/1/35 (g)	2,007,201	2,011,320
4.145% 2/1/35 (g)	1,217,001	1,223,954
4.151% 1/1/35 (g)	1,857,640	1,863,217
4.162% 2/1/35 (g)	959,395	963,063
4.17% 11/1/34 (g)	952,345	953,431
4.197% 1/1/35 (g)	908,206	912,971
4.2% 1/1/35 (g)	2,078,084	2,097,877
4.202% 1/1/35 (g)	1,097,110	1,094,500
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.23% 11/1/34 (g)	$ 295,317	$ 296,991
4.232% 3/1/34 (g)	495,084	496,278
4.25% 2/1/35 (g)	562,621	560,174
4.293% 3/1/35 (g)	540,787	544,112
4.302% 1/1/35 (g)	723,587	723,152
4.305% 8/1/33 (g)	1,219,551	1,231,507
4.318% 3/1/33 (g)	284,635	284,140
4.319% 5/1/35 (g)	834,377	839,017
4.324% 12/1/34 (g)	372,545	375,200
4.349% 2/1/35 (g)	375,773	377,194
4.351% 1/1/35 (g)	549,158	549,048
4.357% 1/1/35 (g)	580,063	583,876
4.368% 2/1/34 (g)	1,417,549	1,420,632
4.4% 2/1/35 (g)	887,490	888,253
4.409% 5/1/35 (g)	1,625,000	1,625,763
4.455% 3/1/35 (g)	774,667	775,423
4.479% 4/1/34 (g)	975,678	981,108
4.484% 10/1/34 (g)	3,279,891	3,310,291
4.493% 8/1/34 (g)	1,938,664	1,953,204
4.499% 3/1/35 (g)	1,713,192	1,718,049
4.5% 5/1/18 to 5/1/35	102,778,573	101,808,752
4.5% 7/1/20 (c)	50,000,000	49,734,375
4.5% 5/1/35 (g)	593,217	599,030
4.508% 1/1/35 (g)	979,839	991,828
4.53% 3/1/35 (g)	1,570,921	1,577,794
4.549% 8/1/34 (g)	1,239,703	1,256,576
4.568% 2/1/35 (g)	3,956,182	4,002,616
4.57% 2/1/35 (g)	612,655	617,873
4.587% 2/1/35 (g)	5,088,899	5,138,305
4.625% 2/1/35 (g)	1,744,456	1,753,655
4.639% 2/1/35 (g)	489,429	496,884
4.67% 11/1/34 (g)	2,016,343	2,034,147
4.694% 11/1/34 (g)	2,022,325	2,038,927
4.725% 3/1/35 (g)	5,130,817	5,207,860
4.742% 3/1/35 (g)	970,469	979,453
4.748% 7/1/34 (g)	1,805,933	1,811,265
4.815% 12/1/32 (g)	899,963	911,072
5% 2/1/18 to 6/1/34	67,646,284	68,394,931
5% 8/1/35 (c)	17,098,396	17,055,650
5% 8/1/35 (c)	83,345,351	83,136,988
5% 8/11/35 (c)	30,000,000	29,925,000
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.5% 2/1/11 to 10/1/34	$ 92,644,523	$ 94,545,198
5.5% 7/1/35 (c)(d)	54,898,541	55,601,929
5.5% 7/1/35 (c)	11,560,000	11,708,113
6% 6/1/13 to 1/1/34	40,826,766	41,985,867
6.5% 2/1/12 to 5/1/34	65,669,344	68,150,547
6.5% 7/1/35 (c)	18,289,984	18,924,418
7% 11/1/05 to 2/1/33	19,406,695	20,465,757
7% 7/1/20 (c)	3,757,832	3,933,980
7.5% 10/1/09 to 11/1/31	8,112,516	8,674,933
8% 6/1/10 to 6/1/29	9,110	9,490
11.5% 11/1/15	45,629	51,132
TOTAL FANNIE MAE		854,156,546
Freddie Mac - 1.6%
4.106% 12/1/34 (g)	646,912	646,590
4.13% 12/1/34 (g)	930,871	930,254
4.232% 1/1/35 (g)	940,010	940,384
4.307% 3/1/35 (g)	801,961	800,420
4.307% 5/1/35 (g)	1,390,930	1,395,075
4.314% 12/1/34 (g)	821,527	819,908
4.364% 1/1/35 (g)	2,132,728	2,144,998
4.37% 3/1/35 (g)	1,156,974	1,155,121
4.401% 2/1/35 (g)	1,599,161	1,596,662
4.441% 2/1/34 (g)	927,972	931,853
4.444% 3/1/35 (g)	743,935	742,395
4.491% 3/1/35 (g)	2,163,660	2,167,632
4.497% 6/1/35 (g)	1,200,000	1,209,876
4.498% 3/1/35 (g)	5,330,000	5,346,656
4.504% 3/1/35 (g)	874,519	874,075
4.564% 2/1/35 (g)	1,267,332	1,270,995
5% 11/1/33	699,472	700,587
5.034% 4/1/35 (g)	4,722,103	4,794,493
5.098% 8/1/33 (g)	395,180	402,801
5.5% 7/1/35	10,000,000	10,189,063
6% 10/1/23 to 5/1/33	9,771,169	10,048,108
7.5% 11/1/16 to 6/1/32	3,980,885	4,270,235
8% 7/1/25 to 10/1/27	104,929	113,206
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8.5% 2/1/19 to 8/1/22	$ 19,581	$ 21,333
12% 11/1/19	19,693	21,861
TOTAL FREDDIE MAC		53,534,581
Government National Mortgage Association - 1.5%
6% 6/15/08 to 12/15/10	3,183,236	3,275,141
6.5% 12/15/07 to 12/15/32	21,345,898	22,259,414
7% 6/15/24 to 12/15/33	17,990,671	19,061,852
7.5% 3/15/22 to 8/15/28	4,646,529	4,998,401
8% 4/15/24 to 12/15/25	270,118	292,291
8.5% 8/15/29 to 11/15/31	717,542	782,450
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		50,669,549
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $949,764,221)		958,360,676
Asset-Backed Securities - 5.7%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	3,409,643	3,336,400
ACE Securities Corp. Series 2004-OP1:
Class M1, 3.8344% 4/25/34 (g)	2,390,000	2,392,417
Class M2, 4.3644% 4/25/34 (g)	3,375,000	3,381,105
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 3.62% 11/6/09 (g)	3,425,000	3,437,914
Series 2003-BX Class A4B, 3.53% 1/6/10 (g)	2,220,000	2,227,909
Ameriquest Mortgage Securities, Inc.:
Series 2002-AR1 Class M2, 4.6144% 9/25/32 (g)	785,762	786,597
Series 2003-3 Class M1, 4.1144% 3/25/33 (g)	4,050,000	4,089,600
Amortizing Residential Collateral Trust Series 2002-BC7 Class M1, 3.89% 10/25/32 (g)	18,293,000	18,430,198
Argent Securities, Inc. Series 2003-W3 Class M2, 5.1144% 9/25/33 (g)	5,400,000	5,568,259
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 3.6% 4/15/33 (g)	842,966	843,403
Class M1, 4.12% 4/15/33 (g)	4,770,000	4,798,162
Series 2004-HE2 Class M1, 3.8644% 4/25/34 (g)	3,320,000	3,327,377
Bayview Financial Asset Trust Series 2000-F Class A, 3.82% 9/28/43 (g)	7,933,894	7,945,702
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Asset Trust Series 2004-2 Class A2, 3.35% 2/15/08	$ 4,890,000	$ 4,843,180
Capital One Auto Finance Trust Series 2003-A Class A4B, 3.5% 1/15/10 (g)	6,505,000	6,523,550
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.9% 7/15/08 (g)	6,380,000	6,384,286
Series 2003-B1 Class B1, 4.39% 2/17/09 (g)	7,735,000	7,790,588
Series 2003-B2 Class B2, 3.5% 2/17/09	4,070,000	4,051,454
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	4,855,000	4,812,340
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 5.2144% 10/25/33 (g)	1,774,982	1,808,792
Chase Credit Card Master Trust Series 2003-6 Class B, 3.57% 2/15/11 (g)	4,870,000	4,907,528
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 3.7444% 5/25/33 (g)	2,400,889	2,406,721
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (b)	4,725,000	5,039,726
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1:
Class B, 4.878% 6/15/35 (b)	2,706,000	2,719,424
Class C, 5.074% 6/15/35 (b)	2,457,000	2,468,709
Fieldstone Mortgage Investment Corp. Series 2004-2 Class M2, 4.4644% 7/25/34 (g)	5,110,000	5,109,888
First USA Secured Note Trust Series 2001-3 Class C, 4.14% 11/19/08 (b)(g)	6,360,000	6,404,718
Fremont Home Loan Trust Series 2005-A:
Class M1, 3.7444% 1/25/35 (g)	900,000	898,576
Class M2, 3.7744% 1/25/35 (g)	1,300,000	1,298,525
Class M3, 3.8044% 1/25/35 (g)	700,000	700,238
Home Equity Asset Trust:
Series 2003-2:
Class A2, 3.6944% 8/25/33 (g)	206,766	207,532
Class M1, 4.1944% 8/25/33 (g)	1,780,000	1,800,755
Series 2003-4:
Class M1, 4.1144% 10/25/33 (g)	215,000	216,724
Class M2, 5.2144% 10/25/33 (g)	255,000	258,382
Household Private Label Credit Card Master Note Trust I Series 2002-3 Class B, 4.47% 9/15/09 (g)	4,865,000	4,878,980
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 4.0644% 7/25/33 (g)	5,250,000	5,290,445
Class M2, 5.1644% 7/25/33 (g)	2,685,000	2,742,988
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.595% 10/15/08 (g)	3,400,000	3,405,600
Asset-Backed Securities - continued
	Principal Amount	Value
MBNA Credit Card Master Note Trust: - continued
Series 2001-B2 Class B2, 3.58% 1/15/09 (g)	$ 3,400,000	$ 3,409,325
Series 2002-B2 Class B2, 3.6% 10/15/09 (g)	3,400,000	3,415,429
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 4.4144% 12/27/32 (g)	1,010,000	1,023,537
Series 2003-NC6 Class M2, 5.2644% 6/27/33 (g)	8,680,000	8,914,365
Series 2004-NC2 Class M1, 3.8644% 12/25/33 (g)	1,410,000	1,413,370
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M2, 4.7144% 2/25/32 (g)	567,549	569,876
Series 2002-NC3 Class M1, 4.0344% 8/25/32 (g)	815,000	821,646
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (i)	5,150,000	2,642,465
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)	2,300,000	620,102
New Century Home Equity Loan Trust Series 2003-2 Class A2, 3.7444% 1/25/33 (g)	473,351	473,609
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	2,265,000	2,253,310
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	1,922,987	1,899,736
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (b)	1,861,406	1,807,891
Saxon Asset Securities Trust Series 2004-1 Class M1, 3.8444% 3/25/35 (g)	2,395,000	2,395,564
Sears Credit Account Master Trust II Series 2000-2 Class A, 6.75% 9/16/09	2,500,000	2,515,419
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.9144% 11/25/34 (g)	985,000	990,240
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.6744% 2/25/34 (g)	568,290	568,279
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 4.46% 6/15/10 (g)	3,540,000	3,540,000
TOTAL ASSET-BACKED SECURITIES (Cost $185,592,377)		186,808,855
Collateralized Mortgage Obligations - 8.0%

Private Sponsor - 3.5%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 3.7144% 1/25/34 (g)	3,229,919	3,238,546
Series 2005-1 Class 5A2, 3.6444% 5/25/35 (g)	5,606,031	5,611,945
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 3.5944% 1/25/35 (g)	9,005,822	9,005,822
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater Series 2005-2 Class M1, 3.5257% 12/20/54 (g)	$ 7,000,000	$ 6,997,813
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	813,497	825,700
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 3.7044% 3/25/28 (g)	6,160,065	6,198,075
Series 2004-E Class A2B, 3.7275% 11/25/29 (g)	4,851,233	4,842,487
Series 2004-G Class A2, 3.95% 11/25/29 (g)	2,522,434	2,527,525
Series 2005-B Class A2, 3.75% 6/25/30 (g)	4,689,010	4,689,010
Series 2003-E Class XA1, 1% 10/25/28 (g)(i)	24,299,836	310,807
Series 2003-G Class XA1, 1% 1/25/29 (i)	21,524,522	289,610
Series 2003-H Class XA1, 1% 1/25/29 (b)(i)	19,068,032	263,934
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.53% 6/25/35 (g)	7,725,000	7,725,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	2,678,267	2,739,589
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 4.64% 6/10/35 (b)(g)	1,719,343	1,751,581
Class B4, 4.84% 6/10/35 (b)(g)	1,535,818	1,562,694
Class B5, 5.44% 6/10/35 (b)(g)	1,043,197	1,066,669
Class B6, 5.94% 6/10/35 (b)(g)	627,850	641,977
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(i)	78,072,634	626,400
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 3.93% 1/20/35 (g)	10,650,043	10,677,100
Series 2004-4 Class A, 3.5881% 5/20/34 (g)	6,545,082	6,532,944
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 3.6244% 7/25/35 (g)	10,426,366	10,426,366
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	677,984	704,298
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.111% 6/25/65 (g)	7,832,059	7,776,989
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	14,715,101	14,687,060
Series 2005-AR9 Class 2A1, 4.3609% 5/25/35 (g)	5,054,391	5,053,601
TOTAL PRIVATE SPONSOR		116,773,542
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 4.5%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	$ 10,275,000	$ 10,918,764
Series 1999-57 Class PH, 6.5% 12/25/29	8,478,000	8,980,143
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2001-7 Class PQ, 6% 10/25/15	656,185	664,375
Series 2002-64 Class PC, 5.5% 12/25/26	3,672,485	3,693,997
Series 2003-81 Class MX, 3.5% 3/25/24	28,965,000	28,580,577
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2498 Class PD, 5.5% 2/15/16	2,310,000	2,350,091
Series 2543 CLass PM, 5.5% 8/15/18	5,350,000	5,413,233
Series 2614 Class TD, 3.5% 5/15/16	5,000,000	4,864,097
Series 2665 Class PB, 3.5% 6/15/23	1,035,000	1,021,824
Series 2677 Class LD, 4.5% 3/15/17	1,305,000	1,303,940
Series 2760 Class EB, 4.5% 9/15/16	5,833,000	5,855,277
Series 2773:
Class ED, 4.5% 8/15/17	16,863,000	16,881,246
Class EG, 4.5% 4/15/19	13,500,000	13,311,855
Series 2775 Class OC, 4.5% 12/15/15	20,429,000	20,528,994
Series 2780 Class QE, 4.5% 4/15/19	2,400,000	2,379,573
Series 2870 Class BE, 4.5% 4/15/18	10,000,000	9,924,382
Series 2885 Class PC, 4.5% 3/15/18	5,430,000	5,452,632
sequential pay Series 2750 Class ZT, 5% 2/15/34	3,911,775	3,675,898
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8918% 10/16/23 (g)	795,000	834,661
TOTAL U.S. GOVERNMENT AGENCY		146,635,559
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $259,797,308)		263,409,101
Commercial Mortgage Securities - 8.4%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	1,762,344	1,788,351
Series 1997-D5 Class PS1, 1.6362% 2/14/43 (g)(i)	60,702,393	3,075,481
Banc of America Commercial Mortgage, Inc. Series 2005-3 Series A3B, 5.09% 7/10/43 (c)(g)	10,415,000	10,751,290
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class A3, 3.54% 11/15/15 (b)(g)	$ 2,715,000	$ 2,717,129
Class C, 3.69% 11/15/15 (b)(g)	555,000	557,302
Class D, 3.77% 11/15/15 (b)(g)	870,000	874,805
Class F, 4.12% 11/15/15 (b)(g)	620,000	624,213
Class H, 4.62% 11/15/15 (b)(g)	555,000	558,806
Class J, 5.17% 11/15/15 (b)(g)	580,000	584,297
Class K, 5.82% 11/15/15 (b)(g)	520,000	522,680
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.8944% 8/25/33 (b)(g)	4,400,266	4,436,018
Series 2004-2 Class A, 3.7444% 8/25/34 (b)(g)	4,033,651	4,045,783
Series 2004-3:
Class A2, 3.7344% 1/25/35 (b)(g)	628,344	629,510
Class M1, 3.8144% 1/25/35 (b)(g)	695,046	695,816
Class M2, 4.3144% 1/25/35 (b)(g)	435,008	436,350
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class C, 4.937% 5/14/16 (b)	2,395,000	2,440,673
Class D, 4.986% 5/14/16 (b)	875,000	891,976
Class E, 5.064% 5/14/16 (b)	2,705,000	2,758,302
Class F, 5.182% 5/14/16 (b)	650,000	663,242
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	1,697,876	1,890,279
Class F, 7.734% 1/15/32	920,000	1,014,685
Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(g)	2,080,000	2,277,300
COMM floater Series 2002-FL7:
Class A2, 3.57% 11/15/14 (b)(g)	825,187	825,313
Class D, 3.79% 11/15/14 (b)(g)	150,000	150,114
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class D, 3.86% 9/15/14 (b)(g)	350,000	350,149
Class E, 3.92% 9/15/14 (b)(g)	480,000	480,434
Class F, 4.02% 9/15/14 (b)(g)	375,000	375,384
Class G, 4.2% 9/15/14 (b)(g)	860,000	860,982
Class H, 4.3% 9/15/14 (b)(g)	915,000	916,044
Class J, 4.82% 9/15/14 (b)(g)	310,000	310,352
Class K, 5.22% 9/15/14 (b)(g)	495,000	495,560
Class L, 5.42% 9/15/14 (b)(g)	400,000	399,978
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1998-C1 Class A1B, 6.48% 5/17/40	643,019	678,555
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2003-C4 Class A3, 4.7% 8/15/36 (g)	$ 320,000	$ 324,532
Series 1997-C2 Class D, 7.27% 1/17/35	14,470,000	15,702,731
Series 1998-C1 Class D, 7.17% 5/17/40	2,205,000	2,479,101
Series 2003-C3 Class ASP, 1.8839% 5/15/38 (b)(g)(i)	62,949,009	4,040,124
Series 2004-C1 Class ASP, 0.9379% 1/15/37 (b)(g)(i)	41,505,216	1,550,461
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	13,185,000	14,210,419
DLJ Commercial Mortgage Corp. sequential pay Series 1999-CG2 Class A1A, 6.88% 6/10/32	6,285,055	6,508,510
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (b)	11,400,000	11,694,245
Class C1, 7.52% 5/15/06 (b)	8,700,000	8,930,550
Class D1, 7.77% 5/15/06 (b)	6,800,000	6,957,158
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C, 6.944% 6/15/31	6,700,000	7,268,849
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay:
Series 2002-26 Class C, 5.996% 2/16/24 (g)	5,850,000	6,143,044
Series 2003-87 Class C, 5.2429% 8/16/32 (g)	5,000,000	5,194,128
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2003-47 Class C, 4.227% 10/16/27	6,700,000	6,660,567
Series 2003-47 Class XA, 0.0217% 6/16/43 (g)(i)	17,836,174	863,949
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1997-C2 Class A3, 6.566% 4/15/29	3,260,853	3,412,720
Series 2004-C3 Class X2, 0.7492% 12/10/41 (g)(i)	6,825,000	208,816
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (b)	6,715,000	6,723,394
Series 2003-C1 Class XP, 2.1677% 7/5/35 (b)(g)(i)	31,867,475	2,364,468
GS Mortgage Securities Corp. II:
sequential pay:
Series 1998-GLII Class A2, 6.562% 4/13/31	6,070,000	6,419,760
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	5,835,000	6,493,724
Series 1998-GLII Class E, 7.1906% 4/13/31 (g)	4,103,000	4,320,992
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay:
Series 1998-C6 Class A3, 6.613% 1/15/30	10,050,000	10,535,677
Series 1999-C7 Class A2, 6.507% 10/15/35	5,555,000	5,912,226
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class B, 6.59% 2/18/30	$ 800,000	$ 845,839
Series 1999-C1 Class B, 6.93% 6/15/31	3,854,000	4,212,076
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2001-C3 Class A1, 6.058% 6/15/20	14,174,373	14,767,593
Series 2003-C5 Class A2, 3.478% 7/15/27	1,000,000	983,163
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (b)	5,900,000	5,317,080
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-WF1 Class A2, 6.21% 11/15/31	1,550,000	1,633,321
Series 1999-RM1 Class E, 6.989% 12/15/31 (g)	824,000	894,982
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.3988% 3/12/35 (b)(g)(i)	35,142,760	2,101,281
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	5,060,000	5,532,036
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (b)	12,680,000	13,357,736
Series 1:
Class D2, 6.992% 11/15/07 (b)	13,890,000	14,659,257
Class E2, 7.224% 11/15/07 (b)	8,260,000	8,772,692
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C4, 6.893% 5/15/16 (b)	1,000,000	1,115,004
Class E3, 7.253% 3/15/13 (b)	5,725,000	5,984,394
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $271,332,442)		275,173,752
Municipal Securities - 0.4%

Chicago Board of Ed. Series A:
5.5% 12/1/25 (AMBAC Insured)	600,000	716,268
5.5% 12/1/26 (AMBAC Insured)	3,590,000	4,301,430
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.5% 1/1/29 (FGIC Insured) (c)	2,300,000	2,770,833
New Jersey Econ. Dev. Auth. Rev. Series N1, 5.5% 9/1/24 (AMBAC Insured)	4,250,000	5,084,360
Univ. of Virginia Univ. Revs. 5% 6/1/37 (c)	1,300,000	1,395,485
TOTAL MUNICIPAL SECURITIES (Cost $14,100,662)		14,268,376
Foreign Government and Government Agency Obligations - 2.1%
	Principal Amount	Value
Chilean Republic 7.125% 1/11/12	$ 1,460,000	$ 1,678,416
Israeli State 4.625% 6/15/13	5,305,000	5,255,266
Korean Republic 4.875% 9/22/14	3,000,000	3,046,755
Russian Federation 8.25% 3/31/10 (Reg. S)	5,395,000	5,880,550
United Mexican States:
5.875% 1/15/14	3,690,000	3,850,515
6.75% 9/27/34	25,820,000	27,369,200
7.5% 4/8/33	18,650,000	21,494,125
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $62,810,233)		68,574,827
Fixed-Income Funds - 14.4%
	Shares
Fidelity Ultra-Short Central Fund (h) (Cost $472,024,582)	4,743,231	471,951,485
Cash Equivalents - 4.8%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.42%, dated 6/30/05 due 7/1/05)	$ 151,258,385	151,244,000
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.91%, dated 6/30/05 due 7/1/05)	7,941,642	7,941,000
TOTAL CASH EQUIVALENTS (Cost $159,185,000)		159,185,000
TOTAL INVESTMENT PORTFOLIO - 110.0% (Cost $3,570,226,904)		3,615,778,977
NET OTHER ASSETS - (10.0)%		(329,152,974)
NET ASSETS - 100%		$ 3,286,626,003
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the proportional notional amount (f)

	June 2010	$ 16,600,000	$ (147,093)
Receive quarterly a fixed rate of .65% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the proportional notional amount (f)	June 2015	16,600,000	(249,222)
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to JPMorgan Chase, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)	March 2015	40,000,000	(408,068)
Receive quarterly notional amount multiplied by .39% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	3,750,000	(3,008)
Receive quarterly notional amount multiplied by .43% and pay Lehman Brothers, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 6.25% 2/1/11	June 2010	15,000,000	39,297
Receive quarterly notional amount multiplied by .48% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	5,000,000	24,460
Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc. upon default event of Tyco International Group SA, par value of the notional amount of Tyco International Group SA yankee 6.375% 10/15/11	June 2010	5,000,000	7,954
TOTAL CREDIT DEFAULT SWAP		101,950,000	(735,680)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.38% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	May 2006	$ 250,000,000	$ (965,675)
Receive quarterly a fixed rate equal to 3.8915% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Feb. 2008	40,000,000	(99,460)
TOTAL INTEREST RATE SWAP		290,000,000	(1,065,135)
Total Return Swap
Receive Monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Bank of America	March 2006	12,600,000	11,137
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Citibank	Oct. 2005	12,500,000	0
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	July 2005	12,500,000	115,359
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a return based on 1-month LIBOR minus 50 basis points with Citibank	Jan. 2006	30,000,000	291,468
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	March 2006	70,000,000	266,133
Swap Agreements - continued
	Expiration Date	Notional Amount	Value

Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Bank of America

	Dec. 2005	$ 20,045,000	$ 78,370
Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 40 basis points with Bank of America	Nov. 2005	14,000,000	280,055
TOTAL TOTAL RETURN SWAP		171,645,000	1,042,522
		$ 563,595,000	$ (758,293)
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $287,583,845 or 8.8% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $3,571,511,860. Net unrealized appreciation aggregated $44,267,117, of which $59,662,569 related to appreciated investment securities and $15,395,452 related to depreciated investment securities.

Quarterly Report

Fidelity Ultra-Short Central Fund

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
3.8594% 9/10/07 (e)	$ 16,665,000	$ 16,664,367
3.8938% 5/24/06 (e)	4,700,000	4,712,070
		21,376,437
Media - 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,292,840
Cox Communications, Inc. (Reg. S) 3.95% 12/14/07 (e)	12,140,000	12,204,026
Liberty Media Corp. 4.91% 9/17/06 (e)	16,694,000	16,796,835
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,340,428
		45,634,129
TOTAL CONSUMER DISCRETIONARY		67,010,566
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,775,341
FINANCIALS - 1.0%
Capital Markets - 0.1%
State Street Capital Trust II 3.7681% 2/15/08 (e)	10,000,000	10,017,720
Commercial Banks - 0.3%
Wells Fargo & Co. 3.4194% 3/10/08 (e)	16,600,000	16,591,916
Consumer Finance - 0.2%
General Motors Acceptance Corp. 4.3948% 10/20/05 (e)	14,765,000	14,777,580
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	700,645
Thrifts & Mortgage Finance - 0.4%
Countrywide Financial Corp. 3.29% 4/11/07 (e)	11,025,000	11,032,376
Residential Capital Corp. 4.835% 6/29/07 (b)(e)	14,150,000	14,155,320
		25,187,696
TOTAL FINANCIALS		67,275,557
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.2%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,461,576
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,722,679
GTE Corp. 6.36% 4/15/06	9,000,000	9,153,927
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services
SBC Communications, Inc. 4.389% 6/5/06 (b)	$ 15,315,000	$ 15,352,522
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,043,788
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,529,777
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,163,200
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,876,357
		76,303,826
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,620,186
TOTAL TELECOMMUNICATION SERVICES		81,924,012
UTILITIES - 0.4%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 3.63% 4/1/07 (b)(e)	12,800,000	12,802,035
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,371,323
TOTAL UTILITIES		22,173,358
TOTAL NONCONVERTIBLE BONDS (Cost $250,535,679)		250,158,834
U.S. Government Agency Obligations - 0.0%

Fannie Mae 0% 9/28/05 (d) (Cost $991,681)	1,000,000	991,693
Asset-Backed Securities - 34.2%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.6144% 7/25/34 (e)	8,359,948	8,385,212
Series 2004-3 Class 2A4, 3.6644% 10/25/34 (e)	10,915,000	10,950,012
Series 2004-4 Class A2D, 3.6644% 1/25/35 (e)	3,725,124	3,735,485
Series 2005-1:
Class M1, 3.7844% 4/25/35 (e)	11,280,000	11,256,125
Class M2, 4.0044% 4/25/35 (e)	5,275,000	5,277,066
ACE Securities Corp.:
Series 2002-HE1 Class M1, 3.9644% 6/25/32 (e)	1,415,380	1,427,205
Series 2002-HE2 Class M1, 4.1644% 8/25/32 (e)	21,525,000	21,618,289
Series 2003-FM1 Class M2, 5.1644% 11/25/32 (e)	3,015,000	3,054,652
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2003-HS1:
Class M1, 4.0644% 6/25/33 (e)	$ 800,000	$ 803,804
Class M2, 5.0644% 6/25/33 (e)	856,000	871,665
Series 2003-NC1 Class M1, 4.0944% 7/25/33 (e)	1,600,000	1,612,196
Series 2004-HE1:
Class M1, 3.8144% 2/25/34 (e)	2,193,000	2,193,886
Class M2, 4.4144% 2/25/34 (e)	2,475,000	2,476,308
Series 2004-OP1:
Class M1, 3.8344% 4/25/34 (e)	4,420,000	4,424,470
Class M2, 4.3644% 4/25/34 (e)	6,240,000	6,251,288
Series 2005-HE2:
Class M1, 3.7544% 4/25/35 (e)	1,530,000	1,527,957
Class M2, 3.7644% 4/25/35 (e)	1,803,000	1,797,526
Class M3, 3.7944% 4/25/35 (e)	1,040,000	1,038,642
Class M4, 3.9544% 4/25/35 (e)	1,340,000	1,338,262
Series 2005-HE3:
Class A2A, 3.4144% 5/25/35 (e)	8,312,520	8,313,005
Class A2B, 3.5244% 5/25/35 (e)	4,370,000	4,371,054
Series 2005-SD1 Class A1, 3.7144% 11/25/50 (e)	2,812,303	2,813,110
Aesop Funding II LLC Series 2005-1A Class A2, 3.32% 4/20/09 (b)(e)	8,800,000	8,786,800
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.53% 2/15/08 (e)	10,000,000	10,000,447
Series 2002-6 Class B, 3.67% 3/15/10 (e)	5,000,000	5,032,920
Series 2004-1 Class B, 3.47% 9/15/11 (e)	5,775,000	5,800,047
Series 2004-C Class C, 3.72% 2/15/12 (b)(e)	17,992,640	18,049,066
Series 2005-1 Class A, 3.25% 10/15/12 (e)	15,455,000	15,481,417
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,945,750
Series 2003-AM:
Class A3B, 3.52% 6/6/07 (e)	1,217,423	1,217,691
Class A4B, 3.62% 11/6/09 (e)	12,400,000	12,446,754
Series 2003-BX Class A4B, 3.53% 1/6/10 (e)	3,265,000	3,276,632
Series 2003-CF Class A3, 2.75% 10/9/07	14,016,278	13,975,817
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,611,600
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.0144% 8/25/32 (e)	5,000,000	5,031,139
Series 2002-AR1 Class M2, 4.6144% 9/25/32 (e)	1,375,489	1,376,951
Series 2003-1:
Class A2, 3.7244% 2/25/33 (e)	606,792	607,135
Class M1, 4.2144% 2/25/33 (e)	3,330,000	3,357,330
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-3:
Class M1, 4.1144% 3/25/33 (e)	$ 1,590,000	$ 1,605,547
Class S, 5% 9/25/05 (f)	4,457,447	33,756
Series 2003-6:
Class AV3, 3.6344% 8/25/33 (e)	123,978	123,974
Class M1, 4.0744% 8/25/33 (e)	7,560,000	7,613,321
Class M2, 5.1644% 5/25/33 (e)	2,750,000	2,810,724
Series 2003-AR1 Class M1, 4.4644% 1/25/33 (e)	7,000,000	7,077,685
Series 2004-R2:
Class M1, 3.7444% 4/25/34 (e)	1,230,000	1,229,974
Class M2, 3.7944% 4/25/34 (e)	950,000	949,980
Class M3, 3.8644% 4/25/34 (e)	3,500,000	3,499,926
Class M4, 4.3644% 4/25/34 (e)	4,500,000	4,499,900
Series 2004-R9 Class A3, 3.6344% 10/25/34 (e)	9,340,000	9,361,161
Series 2005-R1:
Class M1, 3.7644% 3/25/35 (e)	5,710,000	5,693,365
Class M2, 3.7944% 3/25/35 (e)	1,925,000	1,919,520
Series 2005-R2 Class M1, 3.7644% 4/25/35 (e)	12,500,000	12,523,620
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.6444% 6/25/32 (e)	2,411,175	2,420,266
Series 2002-BC6 Class M1, 4.0644% 8/25/32 (e)	24,900,000	25,115,527
Series 2002-BC7:
Class M1, 3.89% 10/25/32 (e)	10,000,000	10,075,000
Class M2, 4.2144% 10/25/32 (e)	5,575,000	5,614,254
Series 2003-BC1 Class M2, 4.4144% 1/25/32 (e)	802,109	805,887
ARG Funding Corp.:
Series 2005-1A Class A2, 3.36% 4/20/09 (b)(e)	11,000,000	10,975,938
Series 2005-2A Class A2, 3.2% 5/20/09 (b)(e)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.1144% 9/25/33 (e)	20,000,000	20,623,180
Series 2003-W7 Class A2, 3.7044% 3/1/34 (e)	4,816,674	4,827,413
Series 2004-W5 Class M1, 3.9144% 4/25/34 (e)	3,960,000	3,964,857
Series 2004-W7:
Class M1, 3.8644% 5/25/34 (e)	4,085,000	4,084,911
Class M2, 3.9144% 5/25/34 (e)	3,320,000	3,319,928
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 3.6% 4/15/33 (e)	1,442,768	1,443,517
Class M1, 4.12% 4/15/33 (c)(e)	11,365,000	11,432,099
Series 2003-HE3:
Class M1, 4.05% 6/15/33 (e)	2,185,000	2,199,785
Class M2, 5.22% 6/15/33 (e)	10,000,000	10,205,774
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE4 Class M2, 5.22% 8/15/33 (e)	$ 5,695,000	$ 5,814,079
Series 2003-HE5 Class A2A, 3.58% 8/15/33 (e)	2,509,591	2,511,330
Series 2003-HE6 Class M1, 3.9644% 11/25/33 (e)	3,475,000	3,493,941
Series 2004-HE2 Class M1, 3.8644% 4/25/34 (e)	6,060,000	6,073,465
Series 2004-HE3:
Class M1, 3.8544% 6/25/34 (e)	1,450,000	1,450,463
Class M2, 4.4344% 6/25/34 (e)	3,350,000	3,350,928
Series 2004-HE6 Class A2, 3.6744% 6/25/34 (e)	18,676,048	18,716,840
Series 2005-HE2:
Class M1, 3.7644% 3/25/35 (e)	8,250,000	8,239,487
Class M2, 3.8144% 3/25/35 (e)	2,065,000	2,066,499
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.6% 12/15/09 (e)	20,655,000	20,744,833
Series 2002-B2 Class B2, 3.56% 5/15/08 (e)	15,000,000	15,003,699
Series 2002-B3 Class B, 3.58% 8/15/08 (e)	14,500,000	14,507,965
Series 2002-C1 Class C1, 4.18% 12/15/09 (e)	7,980,000	8,069,338
Series 2002-C2 Class C2, 4.21% 5/15/08 (e)	35,785,000	35,839,473
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.74% 5/28/44 (e)	8,844,962	8,870,041
Bayview Financial Asset Trust Series 2000-F Class A, 3.82% 9/28/43 (e)	9,917,367	9,932,127
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.77% 2/28/44 (e)	5,988,627	6,000,925
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.8144% 2/25/35 (e)	6,655,000	6,644,371
Class M2, 4.0644% 2/25/35 (e)	2,430,000	2,433,550
Series 2005-HE5 Class 1A1, 3.4244% 6/25/35 (e)	11,483,011	11,483,011
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,139,605	3,114,851
Series 2003-1 Class B, 3.69% 6/15/10 (b)(e)	6,226,579	6,245,407
Series 2003-2 Class B, 3.5% 1/15/09 (e)	2,943,456	2,947,925
Series 2005-1 Class B, 3.595% 6/15/10 (e)	5,725,000	5,725,000
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.5% 1/15/10 (e)	9,630,000	9,657,461
Series 2004-B Class A4, 3.33% 8/15/11 (e)	16,300,000	16,303,141
Capital One Master Trust:
Series 1999-3 Class B, 3.7% 9/15/09 (e)	5,000,000	5,005,452
Series 2001-1 Class B, 3.73% 12/15/10 (e)	19,500,000	19,647,588
Series 2001-8A Class B, 3.77% 8/17/09 (e)	9,585,000	9,637,363
Series 2002-4A Class B, 3.72% 3/15/10 (e)	6,000,000	6,030,504
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.9% 7/15/08 (e)	$ 17,705,000	$ 17,716,894
Series 2003-B1 Class B1, 4.39% 2/17/09 (e)	15,470,000	15,581,177
Capital Trust Ltd. Series 2004-1:
Class A2, 3.71% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 4.01% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 4.36% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.3444% 1/25/32 (e)	4,244,221	4,258,011
Series 2002-HE2 Class M1, 4.0144% 1/25/33 (e)	9,278,431	9,312,691
Series 2002-HE3:
Class M1, 4.4144% 3/25/33 (e)	21,499,948	21,806,888
Class M2, 5.5644% 3/25/33 (e)	9,968,976	10,160,562
Series 2003-HE1:
Class M1, 4.2144% 8/25/33 (e)	1,989,998	1,997,870
Class M2, 5.2644% 8/25/33 (e)	4,369,996	4,431,337
Series 2003-HE2 Class A, 3.6644% 10/25/33 (e)	2,108,537	2,110,146
Series 2003-HE3:
Class M1, 4.0144% 11/25/33 (e)	2,254,989	2,272,810
Class M2, 5.0644% 11/25/33 (e)	1,719,992	1,756,394
Series 2004-HE2 Class M2, 4.5144% 7/26/34 (e)	2,345,000	2,366,648
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.7% 3/16/09 (e)	1,305,000	1,311,703
Series 2002-4 Class B, 3.53% 10/15/07 (e)	12,000,000	11,999,938
Series 2002-6 Class B, 3.57% 1/15/08 (e)	11,850,000	11,853,664
Series 2004-1 Class B, 3.42% 5/15/09 (e)	4,105,000	4,104,784
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (e)	17,500,000	17,518,102
Series 2001-B2 Class B2, 3.8494% 12/10/08 (e)	11,945,000	12,004,410
Series 2002-B1 Class B1, 3.8% 6/25/09 (e)	9,010,000	9,044,790
Series 2002-C1 Class C1, 4.2185% 2/9/09 (e)	17,500,000	17,695,591
Series 2003-B1 Class B1, 3.66% 3/7/08 (e)	25,000,000	25,039,025
Series 2003-C1 Class C1, 4.2225% 4/7/10 (e)	17,785,000	18,170,529
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.7244% 12/25/33 (b)(e)	8,259,013	8,259,870
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 3.43% 6/15/11 (e)	18,000,000	18,000,000
Class B, 3.72% 6/15/11 (e)	2,280,000	2,280,000
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.7444% 5/25/33 (e)	1,700,999	1,705,131
Series 2003-BC1 Class M2, 5.3144% 9/25/32 (e)	11,065,000	11,209,057
Series 2003-SD3 Class A1, 3.7344% 12/25/32 (b)(e)	1,025,975	1,031,632
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-2 Class M1, 3.8144% 5/25/34 (e)	$ 5,200,000	$ 5,207,049
Series 2004-3:
Class 3A4, 3.5644% 8/25/34 (e)	573,199	570,860
Class M1, 3.8144% 6/25/34 (e)	1,475,000	1,476,397
Series 2004-4:
Class A, 3.6844% 8/25/34 (e)	2,764,317	2,766,854
Class M1, 3.7944% 7/25/34 (e)	3,650,000	3,656,675
Class M2, 3.8444% 6/25/34 (e)	4,395,000	4,402,508
Series 2005-1:
Class 1AV2, 3.5144% 7/25/35 (e)	8,780,000	8,779,822
Class M1, 3.7344% 8/25/35 (e)	19,600,000	19,577,779
Class MV1, 3.7144% 7/25/35 (e)	3,135,000	3,132,564
Class MV2, 3.7544% 7/25/35 (e)	3,765,000	3,755,345
Class MV3, 3.7944% 7/25/35 (e)	1,560,000	1,558,847
Series 2005-3 Class MV1, 3.7344% 8/25/35 (e)	11,125,000	11,112,123
Series 2005-AB1 Class A2, 3.5244% 8/25/35 (e)	17,520,000	17,524,322
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.7044% 4/25/34 (e)	2,844,345	2,857,329
Series 2004-FRE1:
Class A2, 3.6644% 4/25/34 (e)	3,034,932	3,034,873
Class M3, 3.9644% 4/25/34 (e)	5,885,000	5,884,873
Discover Card Master Trust I Series 2003-4 Class B1, 3.55% 5/16/11 (e)	8,155,000	8,200,300
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 3.8305% 5/28/35 (e)	7,588,322	7,590,958
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.9944% 11/25/33 (e)	1,300,000	1,310,145
Class M2, 5.0644% 11/25/33 (e)	700,000	719,394
Series 2004-1 Class M2, 4.4144% 1/25/35 (e)	3,700,000	3,743,920
Series 2004-2 Class M2, 4.4644% 7/25/34 (e)	9,890,000	9,889,783
Series 2004-3 Class M5, 4.7644% 8/25/34 (e)	2,000,000	2,035,297
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.4044% 3/25/35 (e)	7,715,297	7,715,297
Series 2005-FF2 Class M6, 4.0144% 3/25/35 (e)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.8644% 3/25/34 (e)	400,000	400,959
Class M4, 4.2144% 3/25/34 (e)	300,000	302,824
First USA Credit Card Master Trust Series 2001-4 Class B, 3.59% 1/12/09 (e)	15,000,000	15,032,747
First USA Secured Note Trust Series 2001-3 Class C, 4.14% 11/19/08 (b)(e)	11,580,000	11,661,421
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.65% 10/15/07 (e)	$ 19,600,000	$ 19,680,505
Ford Credit Floorplan Master Owner Trust Series 2005-1:
Class A, 3.3338% 5/17/10 (e)	5,500,000	5,500,000
Class B, 3.6238% 5/17/10 (e)	2,625,000	2,625,000
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.5344% 2/25/34 (e)	2,940,774	2,940,718
Class M1, 3.7644% 2/25/34 (e)	750,000	749,984
Class M2, 3.8144% 2/25/34 (e)	800,000	799,983
Series 2004-C Class 2A2, 3.8644% 8/25/34 (e)	10,000,000	10,103,864
Series 2005-A:
Class 2A2, 3.5544% 2/25/35 (e)	11,850,000	11,867,098
Class M1, 3.7444% 1/25/35 (e)	1,603,000	1,600,464
Class M2, 3.7744% 1/25/35 (e)	2,325,000	2,322,363
Class M3, 3.8044% 1/25/35 (e)	1,250,000	1,250,426
Class M4, 3.9944% 1/25/35 (e)	925,000	927,957
GE Business Loan Trust Series 2003-1 Class A, 3.65% 4/15/31 (b)(e)	5,570,991	5,609,431
GE Capital Credit Card Master Note Trust Series 2005-2 Class B, 3.5% 6/15/11 (e)	6,475,000	6,475,000
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.32% 8/15/08 (e)	1,520,000	1,521,620
Class C, 4.02% 8/15/08 (e)	5,580,000	5,603,347
Series 6 Class B, 3.41% 2/17/09 (e)	1,030,000	1,031,103
Series 8 Class C, 3.6721% 6/15/10 (e)	18,450,000	18,450,000
GSAMP Trust:
Series 2002-HE Class M1, 4.51% 11/20/32 (e)	2,882,888	2,930,625
Series 2002-NC1:
Class A2, 3.6344% 7/25/32 (e)	463,934	466,389
Class M1, 3.9544% 7/25/32 (e)	8,861,000	8,929,137
Series 2003-FM1 Class M1, 4.08% 3/20/33 (e)	15,000,000	15,148,805
Series 2004-FM1:
Class M1, 3.9644% 11/25/33 (e)	2,865,000	2,864,938
Class M2, 4.7144% 11/25/33 (e)	1,975,000	2,007,647
Series 2004-FM2:
Class M1, 3.8144% 1/25/34 (e)	3,500,000	3,499,924
Class M2, 4.4144% 1/25/34 (e)	1,500,000	1,499,967
Class M3, 4.6144% 1/25/34 (e)	1,500,000	1,499,966
Series 2004-HE1:
Class M1, 3.8644% 5/25/34 (e)	4,045,000	4,044,912
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2004-HE1:
Class M2, 4.4644% 5/25/34 (e)	$ 1,750,000	$ 1,769,191
Series 2005-FF2 Class M5, 3.9444% 3/25/35 (e)	3,500,000	3,500,000
Series 2005-HE2 Class M, 3.7444% 3/25/35 (e)	8,780,000	8,753,122
Series 2005-NC1 Class M1, 3.7644% 2/25/35 (e)	9,010,000	8,990,716
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.3944% 5/25/30 (b)(e)	14,000,000	13,986,428
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.1144% 6/25/32 (e)	10,000,000	10,016,100
Series 2002-3 Class A5, 3.7544% 2/25/33 (e)	1,158,022	1,160,508
Series 2002-4 Class A3, 3.7944% 3/25/33 (e)	1,855,993	1,857,161
Series 2002-5:
Class A3, 3.8344% 5/25/33 (e)	3,256,182	3,262,945
Class M1, 4.5144% 5/25/33 (e)	13,800,000	13,972,496
Series 2003-1:
Class A2, 3.7844% 6/25/33 (e)	4,914,023	4,918,497
Class M1, 4.3144% 6/25/33 (e)	5,700,000	5,728,355
Series 2003-2:
Class A2, 3.6944% 8/25/33 (e)	260,553	261,518
Class M1, 4.1944% 8/25/33 (e)	2,245,000	2,271,177
Series 2003-3:
Class A2, 3.6744% 8/25/33 (e)	1,823,775	1,830,861
Class M1, 4.1744% 8/25/33 (e)	8,185,000	8,273,381
Series 2003-4:
Class M1, 4.1144% 10/25/33 (e)	3,415,000	3,442,388
Class M2, 5.2144% 10/25/33 (e)	4,040,000	4,093,584
Series 2003-5:
Class A2, 3.6644% 12/25/33 (e)	6,842,270	6,869,349
Class M1, 4.0144% 12/25/33 (e)	3,175,000	3,195,806
Class M2, 5.0444% 12/25/33 (e)	1,345,000	1,379,112
Series 2003-7 Class A2, 3.6944% 3/25/34 (e)	3,687,641	3,696,345
Series 2004-2 Class A2, 3.6044% 7/25/34 (e)	6,503,412	6,503,414
Series 2004-3:
Class M1, 3.8844% 8/25/34 (e)	2,015,000	2,021,063
Class M2, 4.5144% 8/25/34 (e)	2,200,000	2,238,915
Series 2004-4 Class A2, 3.6344% 10/25/34 (e)	8,915,147	8,950,427
Series 2004-6 Class A2, 3.6644% 12/25/34 (e)	10,120,663	10,154,746
Series 2004-7 Class A3, 3.7044% 1/25/35 (e)	3,100,442	3,116,372
Series 2005-1:
Class M1, 3.7444% 5/25/35 (e)	9,705,000	9,701,022
Class M2, 3.7644% 5/25/35 (e)	5,780,000	5,764,785
Class M3, 3.8144% 5/25/35 (e)	5,825,000	5,810,025
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-2:
Class 2A2, 3.5144% 7/25/35 (e)	$ 13,170,000	$ 13,169,733
Class M1, 3.7644% 7/25/35 (e)	10,085,000	10,074,894
Series 2005-3 Class M1, 3.7244% 8/25/35 (e)	9,450,000	9,415,016
Series 2005-5 Class 2A2, 3.65% 11/25/35 (c)(e)	15,000,000	15,000,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.51% 8/15/08 (e)	10,000,000	10,014,008
Household Credit Card Master Trust I Series 2002-1 Class B, 3.87% 7/15/08 (e)	22,589,000	22,616,360
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.39% 4/20/32 (e)	3,414,440	3,418,303
Series 2002-3 Class A, 3.54% 7/20/32 (e)	2,738,511	2,742,441
Series 2003-1 Class M, 3.72% 10/20/32 (e)	812,529	813,641
Series 2003-2:
Class A, 3.42% 9/20/33 (e)	3,050,101	3,056,504
Class M, 3.67% 9/20/33 (e)	1,434,308	1,437,607
Series 2004-1 Class M, 3.78% 9/20/33 (e)	2,879,581	2,885,256
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.74% 2/20/33 (e)	1,864,203	1,870,236
Series 2004-HC1:
Class A, 3.44% 2/20/34 (e)	5,654,606	5,670,472
Class M, 3.59% 2/20/34 (e)	3,418,795	3,418,632
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.77% 1/18/11 (e)	8,850,000	8,868,781
Series 2002-2:
Class A, 3.39% 1/18/11 (e)	9,000,000	9,013,122
Class B, 3.77% 1/18/11 (e)	14,275,000	14,360,399
Series 2002-3 Class B, 4.47% 9/15/09 (e)	4,150,000	4,161,925
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.46% 12/17/07 (e)	3,195,701	3,196,577
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.5644% 6/25/35 (e)	12,252,265	12,254,579
Class M1, 3.7844% 6/25/35 (e)	4,100,000	4,094,793
Class M2, 3.8044% 6/25/35 (e)	2,775,000	2,766,993
Class M3, 3.8344% 6/25/35 (e)	1,975,000	1,973,353
Keycorp Student Loan Trust Series 1999-A Class A2, 3.8% 12/27/09 (e)	16,169,548	16,230,137
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 3.6344% 6/25/33 (e)	352,682	352,901
Class M1, 4.1344% 6/25/33 (e)	19,500,000	19,631,260
Series 2003-3 Class M1, 4.0644% 7/25/33 (e)	7,770,000	7,829,859
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2004-2:
Class M1, 3.8444% 6/25/34 (e)	$ 4,275,000	$ 4,285,581
Class M2, 4.3944% 6/25/34 (e)	2,800,000	2,834,387
Series 2005-2 Class 2A2, 3.4944% 4/25/35 (e)	12,000,000	12,002,858
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.0444% 4/25/33 (e)	3,500,000	3,521,406
Class M2, 5.1644% 4/25/33 (e)	1,500,000	1,537,195
Series 2004-FRE1 Class M1, 3.8644% 7/25/34 (e)	5,223,000	5,241,185
MBNA Asset Backed Note Trust Series 2000-K Class C, 4.02% 3/17/08 (b)(e)	7,250,000	7,261,600
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.595% 10/15/08 (e)	30,000,000	30,049,410
Series 2001-B2 Class B2, 3.58% 1/15/09 (e)	30,353,000	30,436,249
Series 2002-B2 Class B2, 3.6% 10/15/09 (e)	20,000,000	20,090,756
Series 2002-B3 Class B3, 3.62% 1/15/08 (e)	15,000,000	15,002,861
Series 2002-B4 Class B4, 3.72% 3/15/10 (e)	14,800,000	14,918,045
Series 2003-B2 Class B2, 3.61% 10/15/10 (e)	1,530,000	1,531,608
Series 2003-B3 Class B3, 3.595% 1/18/11 (e)	1,130,000	1,135,525
Series 2003-B5 Class B5, 3.59% 2/15/11 (e)	705,000	710,603
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (e)	7,800,000	7,846,794
Series 1998-G Class B, 3.62% 2/17/09 (e)	20,000,000	20,046,944
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.8144% 7/25/34 (e)	2,125,000	2,124,955
Class M2, 3.8644% 7/25/34 (e)	375,000	374,992
Class M3, 4.2644% 7/25/34 (e)	775,000	774,983
Class M4, 4.4144% 7/25/34 (e)	525,000	524,989
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 4.0144% 7/25/34 (e)	2,321,000	2,332,395
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.4144% 11/25/32 (e)	2,370,000	2,449,090
Series 2003-NC5 Class M2, 5.3144% 4/25/33 (e)	2,800,000	2,835,830
Series 2003-NC6 Class M2, 5.2644% 6/27/33 (e)	12,835,000	13,181,553
Series 2003-NC7 Class M1, 4.0144% 6/25/33 (e)	1,785,000	1,791,921
Series 2003-NC8 Class M1, 4.0144% 9/25/33 (e)	2,350,000	2,363,187
Series 2004-HE6 Class A2, 3.6544% 8/25/34 (e)	7,802,123	7,831,202
Series 2004-NC2 Class M1, 3.8644% 12/25/33 (e)	2,595,000	2,601,203
Series 2004-NC6 Class A2, 3.6544% 7/25/34 (e)	3,452,160	3,462,311
Series 2005-1:
Class M2, 3.7844% 12/25/34 (e)	4,425,000	4,419,535
Class M3, 3.8344% 12/25/34 (e)	4,000,000	3,999,911
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2005-HE1:
Class A3B, 3.5344% 12/25/34 (e)	$ 3,885,000	$ 3,890,233
Class M1, 3.7644% 12/25/34 (e)	1,100,000	1,102,737
Class M2, 3.7844% 12/25/34 (e)	2,970,000	2,967,478
Series 2005-HE2:
Class M1, 3.7144% 1/25/35 (e)	2,665,000	2,671,682
Class M2, 3.7544% 1/25/35 (e)	1,900,000	1,894,449
Series 2005-NC1:
Class M1, 3.7544% 1/25/35 (e)	2,425,000	2,432,936
Class M2, 3.7844% 1/25/35 (e)	2,425,000	2,422,000
Class M3, 3.8244% 1/25/35 (e)	2,425,000	2,426,896
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.1644% 2/25/32 (e)	1,510,288	1,514,755
Class M2, 4.7144% 2/25/32 (e)	7,945,298	7,977,868
Series 2001-NC4:
Class M1, 4.3144% 1/25/32 (e)	3,827,881	3,841,541
Class M2, 4.9644% 1/25/32 (e)	19,314	19,396
Series 2002-AM3 Class A3, 3.8044% 2/25/33 (e)	1,586,279	1,590,349
Series 2002-HE1 Class M1, 3.9144% 7/25/32 (e)	2,700,000	2,727,883
Series 2002-HE2 Class M1, 4.0144% 8/25/32 (e)	9,925,000	9,974,310
Series 2002-NC3 Class A3, 3.6544% 8/25/32 (e)	571,031	572,622
Series 2002-OP1 Class M1, 4.0644% 9/25/32 (e)	1,545,000	1,554,507
Series 2003-NC1:
Class M1, 4.3644% 11/25/32 (e)	2,555,000	2,573,719
Class M2, 5.3644% 11/25/32 (e)	1,880,000	1,900,498
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.7444% 1/25/33 (e)	539,711	540,005
Class M2, 5.3144% 1/25/33 (e)	4,600,000	4,670,525
Series 2003-6 Class M1, 4.0344% 1/25/34 (e)	5,180,000	5,206,852
Series 2005-1:
Class M1, 3.7644% 3/25/35 (e)	4,395,000	4,392,787
Class M2, 3.7944% 3/25/35 (e)	4,395,000	4,388,003
Class M3, 3.8344% 3/25/35 (e)	2,120,000	2,121,599
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.23% 6/15/09 (e)	14,442,708	14,456,785
Series 2004-A Class A4A, 3.16% 6/15/10 (e)	10,570,000	10,583,829
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.7644% 6/25/34 (e)	1,450,000	1,451,194
Class M4, 4.2894% 6/25/34 (e)	2,435,000	2,440,769
Asset-Backed Securities - continued
	Principal Amount	Value
Ocala Funding LLC Series 2005-1A Class A, 4.59% 3/20/10 (b)(e)	$ 3,675,000	$ 3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.9444% 9/25/34 (e)	2,940,000	2,950,582
Class M2, 3.9944% 9/25/34 (e)	1,755,000	1,765,227
Class M3, 4.5644% 9/25/34 (e)	3,355,000	3,397,833
Class M4, 4.7644% 9/25/34 (e)	4,700,000	4,769,501
Series 2004-WCW2 Class A2, 3.6944% 10/25/34 (e)	8,804,816	8,831,218
Series 2005-WCH1:
Class A3B, 3.5344% 1/25/35 (e)	2,775,000	2,780,826
Class M2, 3.8344% 1/25/35 (e)	4,175,000	4,168,005
Class M3, 3.8744% 1/25/35 (e)	3,290,000	3,293,945
Class M5, 4.1944% 1/25/35 (e)	3,095,000	3,106,058
Series 2005-WHQ2 Class M7, 4.5644% 5/25/35 (e)	5,950,000	5,927,875
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.4244% 9/25/24 (e)	8,099,803	8,099,803
Class M4, 3.9444% 5/25/35 (e)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 3.92% 6/15/09 (b)(e)	15,000,000	15,048,476
Residental Asset Securities Corp. Series 2005-KS4 Class M2, 3.8944% 4/25/35 (e)	1,040,000	1,036,751
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.5644% 10/25/34 (e)	5,500,000	5,570,041
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.7144% 4/25/33 (e)	926,361	930,885
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.8444% 3/25/35 (e)	4,415,000	4,416,040
Series 2004-2 Class MV1, 3.8944% 8/25/35 (e)	4,495,000	4,504,193
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.645% 2/15/10 (e)	10,000,000	9,985,726
Series 2002-4:
Class A, 3.35% 8/18/09 (e)	27,000,000	27,003,437
Class B, 3.645% 8/18/09 (e)	33,300,000	33,308,681
Series 2002-5 Class B, 4.47% 11/17/09 (e)	30,000,000	30,080,496
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.8344% 2/25/34 (e)	2,910,000	2,909,940
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.9144% 11/25/34 (e)	1,810,000	1,819,628
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.6744% 2/25/34 (e)	1,089,223	1,089,202
Asset-Backed Securities - continued
	Principal Amount	Value
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.67% 3/15/11 (b)(e)	$ 10,835,000	$ 10,838,386
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 4.46% 6/15/10 (e)	6,840,000	6,840,000
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.7444% 9/25/34 (e)	3,402,166	3,422,780
Series 2003-6HE Class A1, 3.7844% 11/25/33 (e)	1,904,581	1,908,990
TOTAL ASSET-BACKED SECURITIES (Cost $2,214,914,059)		2,222,787,493
Collateralized Mortgage Obligations - 16.5%

Private Sponsor - 13.7%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 3.7144% 2/25/35 (e)	9,898,941	9,923,009
Series 2004-4 Class 5A2, 3.7144% 3/25/35 (e)	3,957,393	3,965,687
Series 2005-1 Class 5A2, 3.6444% 5/25/35 (e)	6,540,369	6,547,269
Series 2005-2:
Class 6A2, 3.5944% 6/25/35 (e)	3,188,441	3,189,812
Class 6M2, 3.7944% 6/25/35 (e)	10,145,000	10,137,320
Series 2005-3 Class 8A2, 3.5544% 7/25/35 (e)	20,140,471	20,131,811
Series 2005-4 Class 7A2, 3.5444% 8/25/35 (e)	9,473,014	9,466,724
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.5944% 1/25/35 (e)	21,298,769	21,298,769
Series 2005-2 Class 1A1, 3.5644% 3/25/35 (e)	15,519,718	15,519,718
Series 2005-5 Class 1A1, 3.5344% 7/25/35 (e)	19,341,853	19,329,764
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.7144% 5/25/33 (e)	5,853,248	5,856,597
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.7144% 9/25/34 (e)	10,895,057	10,885,139
Series 2005-1 Class 2A1, 3.6044% 3/25/35 (e)	15,142,009	15,142,009
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 3.7144% 3/25/34 (e)	5,700,913	5,697,884
Series 2004-AR3 Class 6A2, 3.6844% 4/25/34 (e)	2,367,595	2,370,062
Series 2004-AR4 Class 5A2, 3.6844% 5/25/34 (e)	2,191,758	2,190,471
Series 2004-AR5 Class 11A2, 3.6844% 6/25/34 (e)	3,322,162	3,315,384
Series 2004-AR6 Class 9A2, 3.6844% 10/25/34 (e)	4,293,962	4,297,783
Series 2004-AR7 Class 6A2, 3.6944% 8/25/34 (e)	6,286,136	6,292,480
Series 2004-AR8 Class 8A2, 3.6944% 9/25/34 (e)	4,981,846	4,991,204
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.95% 12/25/34 (e)	4,804,970	4,801,017
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.51% 12/21/24 (e)	$ 5,300,000	$ 5,299,835
Class B1, 3.56% 12/20/54 (e)	7,050,000	7,048,073
Class M1, 3.66% 12/20/54 (e)	5,300,000	5,298,551
Series 2005-2 Class C1, 3.7857% 12/20/54 (e)	7,975,000	7,972,508
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.64% 3/20/44 (e)	1,415,000	1,415,382
Class 1C, 4.33% 3/20/44 (e)	4,075,000	4,094,234
Class 1M, 3.84% 3/20/44 (e)	1,875,000	1,877,288
Series 2004-2:
Class 1A2, 3.5% 6/20/28 (e)	5,384,259	5,384,385
Class 1B, 3.6% 6/20/44 (e)	1,018,055	1,018,361
Class 1C, 4.13% 6/20/44 (e)	3,706,295	3,725,493
Class 1M, 3.71% 6/20/44 (e)	2,722,846	2,726,495
Series 2004-3:
Class 1B, 3.59% 9/20/44 (e)	2,100,000	2,100,630
Class 1C, 4.02% 9/20/44 (e)	5,415,000	5,429,079
Class 1M, 3.7% 9/20/44 (e)	1,200,000	1,200,720
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 3.48% 5/19/35 (e)	11,843,481	11,841,704
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.9406% 7/15/40 (e)	2,560,000	2,565,639
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (e)	25,000,000	24,997,070
Class B, 3.3106% 7/15/40 (e)	2,695,000	2,696,684
Class C, 3.8606% 7/15/40 (e)	10,280,000	10,328,193
Home Equity Asset Trust floater Series 2005-3 Class 2A1, 3.4044% 8/25/35 (e)	7,720,092	7,717,405
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.7644% 10/25/34 (e)	4,663,233	4,682,935
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 3.6844% 3/25/35 (e)	9,028,482	9,026,719
Series 2004-6 Class 1A2, 3.7044% 10/25/34 (e)	3,733,563	3,740,163
Series 2005-1:
Class M1, 3.7744% 4/25/35 (e)	3,315,607	3,312,110
Class M2, 3.8144% 4/25/35 (e)	5,804,648	5,800,340
Class M3, 3.8444% 4/25/35 (e)	1,424,310	1,422,808
Class M4, 4.0644% 4/25/35 (e)	840,577	841,463
Class M5, 4.0844% 4/25/35 (e)	840,577	840,412
Class M6, 4.1344% 4/25/35 (e)	1,344,922	1,344,660
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater:
Series 2005-2 Class 1A2, 3.6244% 4/25/35 (e)	$ 13,531,019	$ 13,520,448
Series 2005-3 Class A1, 3.5544% 8/25/35 (e)	15,557,852	15,530,504
Series 2005-4 Class 1B1, 4.6144% 6/25/35 (e)	5,470,241	5,466,822
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.5844% 3/25/35 (e)	14,197,414	14,188,541
Series 2004-6 Class 4A2, 4.1762% 7/25/34 (e)	5,969,000	5,950,399
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.7044% 3/25/28 (e)	8,594,284	8,647,315
Series 2003-B Class A1, 3.6544% 4/25/28 (e)	8,264,666	8,316,147
Series 2003-D Class A, 3.6244% 8/25/28 (e)	7,940,746	7,962,172
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	11,077,109	11,069,919
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	13,438,427	13,451,811
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	12,340,053	12,317,108
Series 2004-B Class A2, 3.79% 6/25/29 (e)	9,436,003	9,418,862
Series 2004-C Class A2, 3.95% 7/25/29 (e)	13,726,770	13,705,717
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	10,731,883	10,732,010
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	8,929,924	8,913,824
Class A2D, 3.9175% 11/25/29 (e)	2,076,726	2,086,055
Series 2004-G Class A2, 3.95% 11/25/29 (e)	4,011,084	4,019,179
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,320,773	11,312,099
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.7544% 10/25/32 (e)	333,632	333,706
Class M1, 4.1644% 10/25/32 (e)	5,000,000	5,019,399
MortgageIT Trust floater:
Series 2004-2:
Class A1, 3.6844% 12/25/34 (e)	5,056,789	5,064,451
Class A2, 3.7644% 12/25/34 (e)	6,841,002	6,882,304
Series 2005-2 Class 1A1, 3.5744% 5/25/35 (e)	5,209,705	5,205,840
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.53% 6/25/35 (e)	19,225,000	19,225,000
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 4.5594% 6/10/42 (e)	1,745,000	1,748,929
Permanent Financing No. 3 PLC floater Series 2 Class C, 4.4294% 6/10/42 (e)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class C, 4.0994% 6/10/42 (e)	15,400,000	15,475,485
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.0294% 6/10/42 (e)	4,215,000	4,236,075
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 5 PLC floater: - continued
Series 3 Class C, 4.1994% 6/10/42 (e)	$ 8,890,000	$ 8,978,900
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 3.7294% 6/10/42 (e)	4,000,000	4,000,625
Class 2C, 3.8294% 6/10/42 (e)	5,350,000	5,348,537
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.4694% 6/10/42 (e)	2,000,000	1,999,375
Class 1C, 3.6594% 6/10/42 (e)	3,840,000	3,838,800
Class 2C, 3.7094% 6/10/42 (e)	8,065,000	8,054,919
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 3.7475% 6/10/42 (e)	7,165,000	7,165,000
Class 2C, 3.8175% 6/10/42 (e)	9,945,000	9,945,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	4,835,186	4,945,893
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.99% 3/10/35 (b)(e)	5,501,525	5,584,048
Class B5, 5.54% 3/10/35 (b)(e)	5,693,563	5,825,462
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.8144% 11/25/34 (e)	3,214,871	3,227,670
Series 2003-RP2 Class A1, 3.76438% 6/25/33 (b)(e)	4,086,281	4,101,563
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	11,915,714	11,905,052
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	10,431,577	10,428,108
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	6,749,575	6,741,869
Series 2004-10 Class A4, 3.6681% 11/20/34 (e)	11,089,730	11,086,393
Series 2004-3 Class A, 3.5463% 5/20/34 (e)	11,391,136	11,323,447
Series 2004-4 Class A, 3.5881% 5/20/34 (e)	14,399,179	14,372,476
Series 2004-5 Class A3, 3.77% 6/20/34 (e)	9,724,742	9,730,820
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	8,890,305	8,893,561
Class A3B, 3.16% 7/20/34 (e)	1,111,288	1,111,499
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	8,266,938	8,253,658
Class A3B, 3.4525% 7/20/34 (e)	1,487,592	1,492,020
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	15,041,009	15,030,468
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	7,904,171	7,903,183
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	14,409,586	14,409,586
Series 2005-3 Class A1, 3.29% 5/20/35 (e)	9,524,697	9,524,697
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 3.6244% 7/25/35 (e)	11,359,849	11,359,849
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.7144% 9/25/33 (b)(e)	$ 2,679,939	$ 2,681,604
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.6844% 9/25/34 (e)	22,937,610	22,994,154
WAMU Mortgage pass thru certificates floater Series 2005-AR6 Class 2A-1A, 3.32% 4/25/45 (e)	6,196,915	6,196,846
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.7061% 8/25/34 (e)	19,880,000	19,814,279
Series 2005-AR12 Class 2A1, 4.322% 7/25/35 (e)	33,270,000	33,134,781
TOTAL PRIVATE SPONSOR		887,196,965
U.S. Government Agency - 2.8%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.76% 11/18/30 (e)	1,127,706	1,136,608
Series 2000-40 Class FA, 3.8144% 7/25/30 (e)	2,594,547	2,605,963
Series 2002-89 Class F, 3.6144% 1/25/33 (e)	3,790,778	3,796,629
target amortization class Series G94-2 Class D, 6.45% 1/25/24	4,918,251	5,066,631
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.66% 8/18/31 (e)	2,564,476	2,573,571
Series 2001-44 Class FB, 3.6144% 9/25/31 (e)	2,342,006	2,349,733
Series 2001-46 Class F, 3.66% 9/18/31 (e)	6,744,977	6,786,575
Series 2002-11 Class QF, 3.8144% 3/25/32 (e)	4,705,954	4,743,656
Series 2002-36 Class FT, 3.8144% 6/25/32 (e)	1,544,949	1,558,856
Series 2002-64 Class FE, 3.61% 10/18/32 (e)	2,343,592	2,353,349
Series 2002-65 Class FA, 3.6144% 10/25/17 (e)	2,730,892	2,735,932
Series 2002-74 Class FV, 3.7644% 11/25/32 (e)	8,632,464	8,699,480
Series 2003-11:
Class DF, 3.7644% 2/25/33 (e)	3,245,663	3,269,974
Class EF, 3.7644% 2/25/33 (e)	2,682,370	2,694,472
Series 2003-63 Class F1, 3.6144% 11/25/27 (e)	6,495,420	6,501,538
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	1,386,143	1,386,473
Series 2001-56 Class KD, 6.5% 7/25/30	100,829	100,599
Series 2001-62 Class PG, 6.5% 10/25/30	4,845,309	4,865,548
Series 2001-76 Class UB, 5.5% 10/25/13	1,758,412	1,761,629
Series 2002-16 Class QD, 5.5% 6/25/14	388,840	390,560
Series 2002-28 Class PJ, 6.5% 3/25/31	5,566,508	5,577,635
Series 2002-8 Class PD, 6.5% 7/25/30	4,158,342	4,182,068
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac:
floater Series 2510 Class FE, 3.62% 10/15/32 (e)	$ 6,204,151	$ 6,242,139
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	1,943,329	1,944,363
Series 2353 Class PC, 6.5% 9/15/15	1,586,624	1,592,341
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.42% 7/15/31 (e)	5,372,860	5,370,901
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.57% 7/15/17 (e)	4,702,504	4,721,471
Series 2526 Class FC, 3.62% 11/15/32 (e)	3,774,187	3,790,590
Series 2538 Class FB, 3.62% 12/15/32 (e)	6,827,624	6,868,303
Series 2551 Class FH, 3.67% 1/15/33 (e)	3,426,715	3,441,696
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	13,125,616	13,203,789
Series 2394 Class ND, 6% 6/15/27	1,879,305	1,885,099
Series 2395 Class PE, 6% 2/15/30	6,545,234	6,598,462
Series 2398 Class DK, 6.5% 1/15/31	464,116	465,236
Series 2410 Class ML, 6.5% 12/15/30	2,521,384	2,536,692
Series 2420 Class BE, 6.5% 12/15/30	3,237,712	3,252,158
Series 2443 Class TD, 6.5% 10/15/30	3,491,877	3,514,935
Series 2461 Class PG, 6.5% 1/15/31	3,191,720	3,239,313
Series 2466 Class EC, 6% 10/15/27	528,496	527,856
Series 2483 Class DC, 5.5% 7/15/14	3,004,894	3,008,684
Series 2556 Class PM, 5.5% 2/15/16	1,805,219	1,805,108
Series 2557 Class MA, 4.5% 7/15/16	214,062	213,776
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,316,479	372,984
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,943,803
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	792,044	793,009
Series 2480 Class QW, 5.75% 2/15/30	1,234,119	1,234,219
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.5863% 5/16/23 (e)	3,071,343	3,084,469
Series 2001-50 Class FV, 3.4363% 9/16/27 (e)	9,323,822	9,323,255
Series 2002-24 Class FX, 3.7863% 4/16/32 (e)	2,722,359	2,749,802
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2002-31 Class FW, 3.6363% 6/16/31 (e)	$ 3,737,581	$ 3,759,211
Series 2002-5 Class KF, 3.6363% 8/16/26 (e)	699,687	700,551
TOTAL U.S. GOVERNMENT AGENCY		183,321,694
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,071,448,706)		1,070,518,659
Commercial Mortgage Securities - 5.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.44% 8/3/10 (b)(e)	5,025,000	5,040,702
Class D, 7.54% 8/3/10 (b)(e)	6,695,000	6,716,211
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 3.54% 11/15/15 (b)(e)	5,038,226	5,042,176
Series 2005-BOCA:
Class H, 4.17% 12/15/16 (b)(e)	2,065,000	2,063,412
Class J, 4.32% 12/15/16 (b)(e)	1,020,000	1,019,216
Class K, 4.57% 12/15/16 (b)(e)	6,659,000	6,653,890
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.8944% 8/25/33 (b)(e)	6,791,715	6,846,898
Series 2003-2:
Class A, 3.8944% 12/25/33 (b)(e)	14,008,794	14,140,127
Class M1, 4.1644% 12/25/33 (b)(e)	2,279,706	2,314,614
Series 2004-1:
Class A, 3.6744% 4/25/34 (b)(e)	6,501,617	6,497,046
Class B, 5.2144% 4/25/34 (b)(e)	675,493	679,715
Class M1, 3.8744% 4/25/34 (b)(e)	591,056	592,349
Class M2, 4.5144% 4/25/34 (b)(e)	506,620	510,023
Series 2004-2:
Class A, 3.7444% 8/25/34 (b)(e)	6,388,504	6,407,720
Class M1, 3.8944% 8/25/34 (b)(e)	2,059,930	2,068,137
Series 2004-3:
Class A1, 3.6844% 1/25/35 (b)(e)	6,670,117	6,682,502
Class A2, 3.7344% 1/25/35 (b)(e)	927,050	928,770
Class M1, 3.8144% 1/25/35 (b)(e)	1,111,686	1,112,918
Class M2, 4.3144% 1/25/35 (b)(e)	725,013	727,250
Series 2005-2A:
Class M1, 3.73% 8/25/35 (b)(e)	1,300,000	1,300,000
Class M2, 3.78% 8/25/35 (b)(e)	2,140,000	2,140,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-2A:
Class M3, 3.8% 8/25/35 (b)(e)	$ 1,185,000	$ 1,185,000
Class M4, 3.91% 8/25/35 (b)(e)	1,090,000	1,090,000
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class JFCM, 4.8163% 4/14/15 (b)(e)	1,344,296	1,351,164
Class JMM, 4.7163% 4/14/15 (b)(e)	1,384,053	1,385,546
Class KFCM, 5.0663% 4/14/15 (b)(e)	1,436,661	1,444,386
Class KMM, 4.9663% 4/14/15 (b)(e)	1,253,767	1,255,355
Class LFCM, 5.4663% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.7663% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2004-BBA3 Class E, 3.92% 6/15/17 (b)(e)	10,415,000	10,417,439
Series 2004-ESA Class A2, 3.5563% 5/14/16 (b)(e)	6,565,000	6,579,102
Series 2004-HS2A:
Class E, 4.1163% 1/14/16 (b)(e)	1,725,000	1,729,026
Class F, 4.2663% 1/14/16 (b)(e)	1,125,000	1,127,624
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.66% 12/12/13 (b)(e)	896,672	897,707
Class C, 4.01% 12/12/13 (b)(e)	1,793,345	1,802,130
COMM floater:
Series 2001-FL5A Class E, 4.72% 11/15/13 (b)(e)	3,049,546	3,048,543
Series 2002-FL6:
Class F, 4.67% 6/14/14 (b)(e)	11,163,000	11,195,041
Class G, 5.12% 6/14/14 (b)(e)	5,000,000	5,002,821
Series 2002-FL7 Class A2, 3.57% 11/15/14 (b)(e)	942,949	943,093
Series 2003-FL9 Class B, 3.72% 11/15/15 (b)(e)	11,685,731	11,717,735
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.52% 9/15/14 (b)(e)	3,570,000	3,574,097
Class G, 4.2% 9/15/14 (b)(e)	1,345,000	1,346,535
Class H, 4.3% 9/15/14 (b)(e)	1,430,000	1,431,631
Class J, 4.82% 9/15/14 (b)(e)	490,000	490,557
Class K, 5.22% 9/15/14 (b)(e)	770,000	770,872
Class L, 5.42% 9/15/14 (b)(e)	625,000	624,966
Series 2004-HTL1:
Class B, 3.67% 7/15/16 (b)(e)	495,920	496,354
Class D, 3.77% 7/15/16 (b)(e)	1,126,858	1,127,147
Class E, 3.97% 7/15/16 (b)(e)	806,607	807,020
Class F, 4.02% 7/15/16 (b)(e)	853,603	854,271
Class H, 4.52% 7/15/16 (b)(e)	2,475,018	2,477,461
Class J, 4.67% 7/15/16 (b)(e)	951,356	952,294
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-HTL1:
Class K, 5.57% 7/15/16 (b)(e)	$ 1,070,893	$ 1,070,834
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.45% 4/15/17 (b)(e)	7,080,000	7,080,000
Class C, 3.49% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.53% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.59% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.63% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.77% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.84% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 4.07% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.52% 3/15/20 (b)(e)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.97% 12/15/11 (b)(e)	3,720,000	3,699,834
Series 2002-TFLA Class C, 3.82% 11/18/12 (b)(e)	3,675,000	3,674,868
Series 2003-TF2A Class A2, 3.54% 11/15/14 (b)(e)	9,500,000	9,503,999
Series 2004-FL1 Class B, 3.67% 5/15/14 (b)(e)	11,230,000	11,237,131
Series 2004-HC1:
Class A2, 3.72% 12/15/21 (b)(e)	1,475,000	1,474,997
Class B, 3.97% 12/15/21 (b)(e)	3,835,000	3,834,958
Series 2004-TF2A Class E, 3.64% 11/15/19 (b)(e)	4,450,000	4,457,120
Series 2004-TFL1:
Class A2, 3.41% 2/15/14 (b)(e)	7,005,000	7,007,892
Class E, 3.77% 2/15/14 (b)(e)	2,800,000	2,807,098
Class F, 3.82% 2/15/14 (b)(e)	2,325,000	2,331,334
Class G, 4.07% 2/15/14 (b)(e)	1,875,000	1,881,806
Class H, 4.32% 2/15/14 (b)(e)	1,400,000	1,405,143
Class J, 4.62% 2/15/14 (b)(e)	750,000	754,577
Series 2005-TF2A Class F, 3.72% 11/15/19 (b)(e)	1,540,000	1,542,462
Series 2005-TFLA:
Class C, 3.46% 2/15/20 (b)(e)	5,650,000	5,649,989
Class E, 3.55% 2/15/20 (b)(e)	2,055,000	2,054,996
Class F, 3.6% 2/15/20 (b)(e)	1,745,000	1,744,997
Class G, 3.74% 2/15/20 (b)(e)	505,000	504,999
Class H, 3.97% 2/15/20 (b)(e)	715,000	714,999
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	538,310	543,883
Series 2003-TFLA Class G, 3.735% 4/15/13 (b)(e)	446,933	445,329
Commercial Mortgage Securities - continued
	Principal Amount	Value
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.94% 2/11/11 (b)(e)	$ 331,546	$ 331,161
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 6.34% 7/5/18 (b)(e)	1,995,146	1,995,146
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.7% 5/28/20 (b)(e)	2,781,325	2,781,734
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.5785% 4/10/15 (b)(e)	8,245,000	8,150,339
JP Morgan Chase Commercial Mortgage Security Corp.:
floater Series 2005-FL1A:
Class WH, 3.97% 6/15/19 (b)(e)	3,325,000	3,324,701
Class WJ, 4.17% 6/15/19 (b)(e)	2,045,000	2,044,816
Class WK, 4.57% 6/15/19 (b)(e)	3,065,000	3,064,724
Series 2005-FL1A Class WX1, 1.2068% 6/15/19 (b)(e)(f)	240,000,000	2,448,000
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.34% 7/11/15 (b)(e)	813,387	813,371
Class H, 6.21% 7/11/15 (b)(e)	8,267,264	8,287,932
Series 2003-LLFA:
Class A2, 3.6063% 12/16/14 (b)(e)	11,700,000	11,709,247
Class B, 3.8163% 12/16/14 (b)(e)	4,615,000	4,628,090
Class C, 3.9163% 12/16/14 (b)(e)	4,982,000	4,999,638
Morgan Stanley Dean Witter Capital I Trust floater Series 2002-XLF Class F, 5.24% 8/5/14 (b)(e)	7,604,857	7,604,835
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 4.02% 2/15/13 (b)(e)	10,495,000	10,250,561
Class D, 4.02% 2/15/13 (b)(e)	4,000,000	3,869,390
Series 2003-CDCA:
Class HEXB, 5.12% 2/15/15 (b)(e)	770,000	770,963
Class JEXB, 5.32% 2/15/15 (b)(e)	1,300,000	1,301,625
Class KEXB, 5.72% 2/15/15 (b)(e)	960,000	961,200
Series 2000-NL1 Class E, 6.8307% 10/15/30 (b)(e)	3,681,529	3,697,989
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.56% 5/15/09 (b)(e)	18,000,000	18,011,858
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.78% 3/24/18 (b)(e)	7,403,405	7,403,405
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.4% 3/15/14 (b)(e)	3,510,000	3,511,739
Class E, 3.72% 3/15/14 (b)(e)	2,190,000	2,193,358
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust floater: - continued
Series 2004-WHL3:
Class F, 3.77% 3/15/14 (b)(e)	$ 1,755,000	$ 1,757,646
Class G, 3.87% 3/15/14 (b)(e)	875,000	877,050
Series 2005-WL5A:
Class KHP1, 3.57% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP2, 3.77% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP3, 4.07% 1/15/18 (b)(e)	2,060,000	2,060,000
Class KHP4, 4.17% 1/15/18 (b)(e)	1,600,000	1,600,000
Class KHP5, 4.37% 1/15/18 (b)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $376,893,035)		376,948,094
Cash Equivalents - 39.9%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.42%, dated 6/30/05 due 7/1/05) (h)	$ 1,924,917,068	1,924,734,000
With:
Banc of America Securities LLC at 3.49%, dated 6/30/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $160,512,225, 1.87%- 7.06%, 8/25/18 - 7/10/39)	153,014,833	153,000,000
Cash Equivalents - continued
	Maturity Amount	Value
With: - continued
Goldman Sachs & Co. at 3.54%, dated 5/24/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $272,866,345, 2.15%- 7%, 2/15/24 - 1/1/46) (e)(g)	$ 265,990,217	$ 265,000,000
Wachovia Securities, Inc. at 3.51%, dated 6/30/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $255,000,000, 3.57%- 8.45%, 1/25/34 - 4/25/45)	250,024,375	250,000,000
TOTAL CASH EQUIVALENTS (Cost $2,592,734,000)		2,592,734,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $6,507,517,160)		6,514,138,773
NET OTHER ASSETS - (0.3)%		(19,378,753)
NET ASSETS - 100%		$ 6,494,760,020
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 72,275,475	$ (19,032)
49 Eurodollar 90 Day Index Contracts	March 2006	48,511,225	(18,514)
32 Eurodollar 90 Day Index Contracts	June 2006	31,679,600	(17,753)
27 Eurodollar 90 Day Index Contracts	Sept. 2006	26,728,650	(13,683)
26 Eurodollar 90 Day Index Contracts	Dec. 2006	25,737,075	(15,154)
24 Eurodollar 90 Day Index Contracts	March 2007	23,756,700	(14,671)
17 Eurodollar 90 Day Index Contracts	June 2007	16,826,600	(12,943)
16 Eurodollar 90 Day Index Contracts	Sept. 2007	15,836,000	(12,089)
15 Eurodollar 90 Day Index Contracts	Dec. 2007	14,844,938	(11,097)
15 Eurodollar 90 Day Index Contracts	March 2008	14,844,375	(11,485)
8 Eurodollar 90 Day Index Contracts	June 2008	7,916,400	(1,082)
7 Eurodollar 90 Day Index Contracts	Sept. 2008	6,926,238	(466)
TOTAL EURODOLLAR CONTRACTS			(147,969)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerChrysler NA Holding Corp., par value of the notional amount of DaimlerChrysler NA Holding Corp. 6.5% 11/15/13, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (101,594)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	96,896
TOTAL CREDIT DEFAULT SWAP		24,000,000	(4,698)
Total Return Swap
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	41,664
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis point with Lehman Brothers, Inc.	Oct. 2005	48,200,000	0
TOTAL TOTAL RETURN SWAP		78,200,000	41,664
		$ 102,200,000	$ 36,966
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $570,038,673 or 8.8% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $991,693.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,924,734,000 due 7/1/05 at 3.42%
Banc of America, National Association	$140,910,856
Bank of America Securities LLC.	553,075,109
Barclays Capital Inc.	352,277,139
Countrywide Securities Corporation	140,910,856
Credit Suisse First Boston LLC	105,683,142
Goldman Sachs & Co.	35,227,714
Morgan Stanley & Co. Incorporated.	406,880,096
UBS Securities LLC	140,910,856
WestLB AG	48,858,232
$ 1,924,734,000
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $6,507,125,706. Net unrealized appreciation aggregated $7,013,067, of which $11,548,754 related to appreciated investment securities and $4,535,687 related to depreciated investment securities.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Asset Manager:
Income®

June 30, 2005

1.803294.101

AMI-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 21.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 2.2%
Diversified Consumer Services - 0.2%
Career Education Corp. (a)	100,000	$ 3,661
Hotels, Restaurants & Leisure - 0.5%
Greek Organization of Football Prognostics SA	200,000	5,789
Sportingbet PLC (a)	500,000	2,925
		8,714
Household Durables - 0.8%
KB Home	120,000	9,148
Ryland Group, Inc.	50,000	3,794
		12,942
Media - 0.1%
SES Global unit	150,000	2,224
Multiline Retail - 0.2%
Federated Department Stores, Inc.	40,000	2,931
Specialty Retail - 0.3%
bebe Stores, Inc.	150,000	3,971
Textiles, Apparel & Luxury Goods - 0.1%
Innovo Group, Inc. (a)	500,000	1,070
TOTAL CONSUMER DISCRETIONARY		35,513
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.1%
Walgreen Co.	40,000	1,840
Tobacco - 0.4%
Altria Group, Inc.	90,000	5,819
TOTAL CONSUMER STAPLES		7,659
ENERGY - 5.0%
Energy Equipment & Services - 1.4%
GlobalSantaFe Corp.	100,000	4,080
Halliburton Co.	200,000	9,564
Schlumberger Ltd. (NY Shares)	88,200	6,698
Transocean, Inc. (a)	50,000	2,699
		23,041
Oil, Gas & Consumable Fuels - 3.6%
Amerada Hess Corp.	60,000	6,391
ConocoPhillips	125,000	7,186
EOG Resources, Inc.	120,000	6,816
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	196,900	$ 11,316
Frontline Ltd. (NY Shares)	13,200	531
Massey Energy Co.	50,000	1,886
OMI Corp.	33,800	643
Peabody Energy Corp.	80,000	4,163
Plains Exploration & Production Co. (a)	60,000	2,132
Quicksilver Resources, Inc. (a)	80,000	5,114
Valero Energy Corp.	160,000	12,658
		58,836
TOTAL ENERGY		81,877
FINANCIALS - 3.1%
Capital Markets - 0.4%
E*TRADE Financial Corp. (a)	200,000	2,798
Lazard Ltd. Class A	19,600	456
TradeStation Group, Inc. (a)	299,000	2,565
		5,819
Commercial Banks - 1.7%
Allied Irish Banks PLC sponsored ADR	100,000	4,295
Banco Bradesco SA (PN) sponsored ADR (non-vtg.)	75,000	2,654
Banco de Sabadell SA	100,000	2,586
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	25,000	2,313
Bank of America Corp.	100,000	4,561
Finansbank AS	500,000	2,217
Kookmin Bank sponsored ADR	70,000	3,191
SVB Financial Group (a)	35,100	1,681
Turkiye Garanti Bankasi AS	600,000	2,593
Turkiye Is Bankasi AS Series C unit	300,000	1,759
		27,850
Insurance - 0.3%
American International Group, Inc.	100,000	5,810
Real Estate - 0.2%
Equity Office Properties Trust	50,000	1,655
Vornado Realty Trust	20,000	1,608
		3,263
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.5%
Countrywide Financial Corp.	125,000	$ 4,826
Washington Mutual, Inc.	100,000	4,069
		8,895
TOTAL FINANCIALS		51,637
HEALTH CARE - 2.2%
Biotechnology - 0.7%
Celgene Corp. (a)	100,000	4,077
Crucell NV sponsored ADR (a)	100,000	2,401
Gilead Sciences, Inc. (a)	46,900	2,063
Invitrogen Corp. (a)	30,000	2,499
		11,040
Health Care Equipment & Supplies - 0.1%
Dade Behring Holdings, Inc.	35,000	2,275
Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc.	157,600	8,217
Pharmaceuticals - 0.9%
Atherogenics, Inc. (a)	100,000	1,598
NitroMed, Inc. (a)	150,000	2,918
Sepracor, Inc. (a)	120,000	7,201
Teva Pharmaceutical Industries Ltd. sponsored ADR	100,000	3,114
		14,831
TOTAL HEALTH CARE		36,363
INDUSTRIALS - 3.3%
Aerospace & Defense - 1.1%
L-3 Communications Holdings, Inc.	49,000	3,752
Lockheed Martin Corp.	80,000	5,190
Rockwell Collins, Inc.	73,500	3,504
The Boeing Co.	70,000	4,620
		17,066
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	120,000	5,381
Commercial Services & Supplies - 0.3%
Monster Worldwide, Inc. (a)	165,700	4,752
Industrial Conglomerates - 0.4%
General Electric Co.	200,000	6,930
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 0.5%
Bucyrus International, Inc. Class A	50,000	$ 1,899
Caterpillar, Inc.	55,000	5,242
Gardner Denver, Inc. (a)	29,100	1,021
		8,162
Marine - 0.7%
Aries Maritime Transport Ltd.	150,000	1,875
Diana Shipping, Inc.	200,000	2,928
DryShips, Inc.	181,000	2,988
Excel Maritime Carriers Ltd. (a)	150,000	2,243
Stolt-Nielsen SA Class B sponsored ADR	45,000	1,506
		11,540
TOTAL INDUSTRIALS		53,831
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.2%
Nokia Corp. sponsored ADR	200,000	3,328
Computers & Peripherals - 0.7%
Apple Computer, Inc. (a)	30,000	1,104
Avid Technology, Inc. (a)	20,000	1,066
Komag, Inc. (a)	50,000	1,419
M-Systems Flash Disk Pioneers Ltd. (a)	115,700	2,218
Network Appliance, Inc. (a)	82,900	2,344
Pinnacle Systems, Inc. (a)	300,000	1,650
Seagate Technology	100,000	1,755
		11,556
Electronic Equipment & Instruments - 0.1%
Hon Hai Precision Industries Co. Ltd.	459,999	2,389
Internet Software & Services - 0.8%
Google, Inc. Class A (sub. vtg.)	15,000	4,412
InfoSpace, Inc. (a)	100,000	3,293
VeriSign, Inc. (a)	80,000	2,301
Yahoo!, Inc. (a)	100,000	3,465
		13,471
Semiconductors & Semiconductor Equipment - 0.9%
Atmel Corp. (a)	1,200,000	2,844
FormFactor, Inc. (a)	75,000	1,982
Intersil Corp. Class A	100,000	1,877
Marvell Technology Group Ltd. (a)	61,700	2,347
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Tessera Technologies, Inc. (a)	60,000	$ 2,005
Trident Microsystems, Inc. (a)	100,000	2,269
Ultratech, Inc. (a)	50,000	915
		14,239
Software - 0.8%
Microsoft Corp.	300,000	7,452
Quest Software, Inc. (a)	250,000	3,408
THQ, Inc. (a)	50,000	1,464
		12,324
TOTAL INFORMATION TECHNOLOGY		57,307
MATERIALS - 1.1%
Chemicals - 0.7%
Georgia Gulf Corp.	40,000	1,242
Honam Petrochemical Corp.	60,000	2,508
Lyondell Chemical Co.	137,900	3,643
Monsanto Co.	30,000	1,886
Praxair, Inc.	50,000	2,330
		11,609
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	100,000	2,505
Metals & Mining - 0.1%
BHP Billiton Ltd. sponsored ADR	75,000	2,048
Paper & Forest Products - 0.1%
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	121,000	1,464
TOTAL MATERIALS		17,626
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.1%
Philippine Long Distance Telephone Co. sponsored ADR	72,900	2,118
Wireless Telecommunication Services - 0.5%
America Movil SA de CV Series L sponsored ADR	57,900	3,451
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
American Tower Corp. Class A (a)	175,700	$ 3,693
Orascom Telecom SAE GDR	30,000	1,509
		8,653
TOTAL TELECOMMUNICATION SERVICES		10,771
UTILITIES - 0.0%
Electric Utilities - 0.0%
Progress Energy, Inc. warrants 12/31/07 (a)	9,200	0
TOTAL COMMON STOCKS (Cost $310,442)		352,584
U.S. Treasury Obligations - 4.5%
	Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 2.84% to 2.97% 7/14/05 to 9/8/05 (d)	$ 4,100	4,079
U.S. Treasury Bonds 10.375% 11/15/12	60,000	69,007
TOTAL U.S. TREASURY OBLIGATIONS (Cost $73,218)		73,086
Asset-Backed Securities - 0.0%

Capital One Multi-Asset Execution Trust Series 2002-B1 Class B1, 3.9% 7/15/08 (e) (Cost $687)	690	690
Fixed-Income Funds - 35.6%
	Shares
Fidelity Floating Rate Central Investment Portfolio (b)	254,817	25,515
Fidelity High Income Central Investment Portfolio 1 (b)	446,101	43,352
Fidelity Tactical Income Central Investment Portfolio (b)	5,149,103	516,301
TOTAL FIXED-INCOME FUNDS (Cost $574,180)		585,168
Money Market Funds - 28.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.21% (b)	329,452,551	$ 329,453
Fidelity Money Market Central Fund, 3.25% (b)	135,550,134	135,550
Fidelity Securities Lending Cash Central Fund, 3.23% (b)(c)	6,988,150	6,988
TOTAL MONEY MARKET FUNDS (Cost $471,991)		471,991
Cash Equivalents - 9.8%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.82%, dated 6/30/05 due 7/1/05) (Cost $161,149)	$ 161,162	161,149
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,591,668)		1,644,668
NET OTHER ASSETS - (0.1)%		(1,144)
NET ASSETS - 100%		$ 1,643,524
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
246 S&P 500 Index Contracts	Sept. 2005	$ 73,523	$ (653)
The face value of futures purchased as a percentage of net assets - 4.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the money market fund's holdings as of its most recent quarter end is available upon request. A complete listing of the fixed-income central funds' holdings is provided at the end of this report.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,079,000.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,591,732,000. Net unrealized appreciation aggregated $52,936,000, of which $63,787,000 related to appreciated investment securities and $10,851,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

The following is a complete listing of investments for Fidelity's fixed-income central funds as of June 30, 2005 which are direct or indirect investments of Fidelity Asset Manager: Income Fund.

Quarterly Report

Fidelity Floating Rate Central Investment Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (c) - 90.9%
	Principal Amount	Value

Automotive - 4.7%
Accuride Corp. term loan 5.6453% 1/31/12 (b)	$ 2,425,227	$ 2,431,290
AM General LLC Tranche B1, term loan 7.7428% 11/1/11 (b)	3,848,718	3,993,045
Goodyear Tire & Rubber Co.:
Tranche 1, 4.7852% 4/30/10 (b)	1,060,000	1,060,000
Tranche 2, term loan 5.89% 4/30/10 (b)	1,480,000	1,478,150
Travelcenters of America, Inc. Tranche B, term loan 5.09% 12/1/11 (b)	7,916,840	7,986,112
TRW Automotive Holdings Corp. Tranche B, term loan 4.375% 6/30/12 (b)	2,777,696	2,788,113
		19,736,710
Broadcasting - 2.0%
Cumulus Media, Inc.:
Tranche E, term loan 5.125% 3/28/10 (b)	1,989,950	1,989,950
Tranche F, term loan 4.875% 3/28/10 (b)	987,525	987,525
Nexstar Broadcasting, Inc. Tranche B, term loan 4.87% 10/1/12 (b)	3,900,000	3,919,500
Spanish Broadcasting System, Inc. Tranche 1, term loan 5.49% 6/7/12 (b)	1,571,063	1,586,773
		8,483,748
Building Materials - 1.1%
Euramax International, Inc./Euramax International Holdings BV Tranche 1, term loan 5.875% 6/29/12 (b)	1,850,000	1,875,438
Goodman Global Holdings, Inc. term loan 5.5% 12/23/11 (b)	1,213,900	1,232,109
Masonite International Corp. term loan 5.2153% 4/5/13 (b)	1,466,325	1,462,659
		4,570,206
Cable TV - 6.2%
Adelphia Communications Corp. Tranche B, term loan 5.375% 3/31/06 (b)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 8.25% 6/30/09 (b)	3,000,000	2,970,000
Charter Communications Operating LLC:
Tranche A, term loan 6.19% 4/27/10 (b)	2,642,875	2,606,536
Tranche B, term loan 6.44% 4/7/11 (b)	1,994,962	1,977,506
DIRECTV Holdings LLC Tranche B, term loan 4.7363% 4/13/13 (b)	2,260,000	2,274,125
NTL Investment Holdings Ltd. Tranche B, term loan 6.41% 6/13/12 (b)	3,000,000	3,015,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Cable TV - continued
UPC Broadband Holding BV Tranche H2, term loan 5.752% 9/30/12 (b)	$ 3,940,000	$ 3,949,850
UPC Distribution Holdings BV Tranche F, term loan 6.6% 12/31/11 (b)	4,000,000	4,045,000
WideOpenWest Illinois, Inc. Tranche B, term loan 6.3027% 6/22/11 (b)	2,593,451	2,619,385
		25,919,652
Capital Goods - 1.0%
Alliance Laundry Systems LLC term loan 5.59% 1/27/12 (b)	1,950,000	1,974,375
GenTek, Inc. term loan 6.0754% 2/28/11 (b)	1,995,000	1,985,025
Hexcel Corp. Tranche B, term loan 4.9125% 3/1/12 (b)	370,000	372,775
		4,332,175
Chemicals - 1.8%
Celanese Holding LLC term loan 5.74% 4/6/11 (b)	2,340,526	2,369,782
Mosaic Co. Tranche B, term loan 5.0036% 2/21/12 (b)	1,895,250	1,914,203
PQ Corp. term loan 5.5% 2/11/12 (b)	3,291,750	3,308,209
		7,592,194
Consumer Products - 1.7%
Burt's Bees, Inc. term loan 6.2397% 3/28/10 (b)	399,000	402,990
Central Garden & Pet Co. Tranche B, term loan 5.0279% 5/14/09 (b)	397,983	401,963
Del Laboratories, Inc. term loan 5.4683% 7/27/11 (b)	547,250	548,618
Fender Musical Instrument Corp. Tranche B, term loan 5.46% 4/1/12 (b)	810,000	820,125
Jostens IH Corp. Tranche A, term loan 5.64% 10/4/10 (b)	2,250,000	2,278,125
Rayovac Corp. term loan 5.2082% 2/7/12 (b)	498,750	503,738
Simmons Bedding Co. Tranche C, term loan 5.9099% 12/19/11 (b)	1,976,462	1,981,404
		6,936,963
Containers - 0.2%
Berry Plastics Corp. term loan 5.6004% 12/2/11 (b)	950,000	964,250
Diversified Financial Services - 0.7%
Refco Finance Holdings LLC term loan 5.3144% 8/5/11 (b)	2,981,481	2,988,935
Diversified Media - 1.3%
Lamar Media Corp.:
Tranche A, term loan 4.4375% 6/30/09 (b)	925,000	925,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Diversified Media - continued
Lamar Media Corp.:
Tranche C, term loan 5.0625% 6/30/10 (b)	$ 2,985,000	$ 3,011,119
R.H. Donnelley Corp. Tranche A3, term loan 5.1509% 12/31/09 (b)	1,468,667	1,479,682
		5,415,801
Electric Utilities - 3.1%
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 6.46% 6/24/12 (b)	2,211,382	2,227,967
term loan 6.46% 6/24/12 (b)	1,788,618	1,802,033
NRG Energy, Inc.:
Credit-Linked Deposit 5.265% 12/24/11 (b)	1,706,250	1,714,781
term loan 5.2554% 12/24/11 (b)	2,182,781	2,193,695
Reliant Energy, Inc. term loan 6.0579% 4/30/10 (b)	1,995,000	2,012,456
Texas Genco LLC term loan 5.4098% 12/14/11 (b)	2,985,000	3,026,044
		12,976,976
Energy - 6.6%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.063% 7/8/11 (b)	704,000	668,800
Tranche B1, term loan 6.063% 7/8/12 (b)	1,056,000	1,069,200
El Paso Corp. Credit-Linked Deposit 5.855% 11/22/09 (b)	6,000,000	6,022,500
Energy Transfer Partners LP term loan 6.47% 6/16/08 (b)	5,000,000	5,025,000
Kerr-McGee Corp. Tranche B, term loan 5.79% 5/24/11 (b)	10,000,000	10,162,500
LB Pacific LP term loan 6.1471% 3/3/12 (b)	3,990,000	4,024,913
Universal Compression, Inc. term loan 5.24% 2/15/12 (b)	897,750	908,972
		27,881,885
Entertainment/Film - 2.0%
MGM Holdings II, Inc. Tranche B, term loan 5.74% 4/8/12 (b)	8,550,000	8,571,375
Environmental - 1.6%
Allied Waste Industries, Inc.:
term loan 5.3731% 1/15/12 (b)	2,088,868	2,091,479
Tranche A, Credit-Linked Deposit 5.34% 1/15/12 (b)	797,297	798,294
Envirocare of Utah, Inc. Tranche 1, term loan 6.11% 4/13/10 (b)	3,818,182	3,832,500
		6,722,273
Floating Rate Loans (c) - continued
	Principal Amount	Value
Food/Beverage/Tobacco - 3.2%
Centerplate, Inc. term loan 6.43% 10/1/10 (b)	$ 4,920,000	$ 4,944,600
Commonwealth Brands, Inc. term loan 6.625% 8/28/07 (b)	165,210	167,275
Constellation Brands, Inc. Tranche B, term loan 5.1451% 11/30/11 (b)	6,438,958	6,511,397
Herbalife International, Inc. term loan 5.16% 12/21/10 (b)	1,640,000	1,648,200
		13,271,472
Gaming - 2.0%
Green Valley Ranch Gaming LLC term loan 5.49% 12/17/11 (b)	2,187,019	2,211,623
Herbst Gaming, Inc. term loan 5.6275% 1/7/11 (b)	399,000	401,993
Isle of Capri Casinos, Inc. term loan 5.0179% 2/4/11 (b)	199,000	200,990
Marina District Finance Co., Inc. term loan 5.185% 10/14/11 (b)	3,980,000	4,004,875
Resorts International Hotel & Casino, Inc. Tranche B1, term loan 5.83% 4/26/12 (b)	785,433	796,233
Venetian Casino Resort LLC Tranche B, term loan 5.24% 6/15/11 (b)	900,000	906,750
		8,522,464
Healthcare - 14.5%
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan 5.6734% 2/7/12 (b)	3,291,750	3,337,012
Community Health Systems, Inc. term loan 5.07% 8/19/11 (b)	3,974,975	4,014,725
CRC Health Corp. term loan 6.24% 5/11/11 (b)	950,000	961,875
DaVita, Inc. Tranche B, term loan LIBOR + 2.25% 7/30/12 (b)	8,000,000	8,100,000
HCA, Inc. term loan 4.33% 11/9/09 (b)	11,000,000	10,917,491
HealthSouth Corp.:
Credit-Linked Deposit 5.7235% 6/14/07 (b)	807,500	816,584
term loan 5.82% 6/14/07 (b)	2,992,500	3,022,425
LifePoint Hospitals, Inc. Tranche B, term loan 4.845% 4/15/12 (b)	5,940,000	5,954,850
Newquest, Inc. Tranche A, term loan 6.66% 3/1/11 (b)	487,500	489,938
PacifiCare Health Systems, Inc. Tranche B, term loan 5.0656% 12/6/10 (b)	6,947,500	6,999,606
Select Medical Holdings Corp. Tranche B, term loan 5.0419% 2/24/12 (b)	3,990,000	3,994,988
Skilled Healthcare Group, Inc. Tranche 2, term loan 10.74% 12/15/12 (b)	3,000,000	3,015,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Healthcare - continued
Vicar Operating, Inc. term loan 4.875% 5/16/11 (b)	$ 5,040,000	$ 5,052,600
Warner Chilcott Corp. term loan 5.9939% 1/18/12 (b)	3,992,057	4,002,037
		60,679,131
Homebuilding/Real Estate - 5.3%
CB Richard Ellis Services, Inc. term loan 5.3167% 3/31/10 (b)	1,445,902	1,456,747
General Growth Properties, Inc. Tranche B, term loan 5.58% 11/12/08 (b)	5,971,575	6,023,826
Lake Las Vegas LLC Tranche 1, term loan 6.0887% 11/1/09 (b)	3,926,873	3,936,690
LNR Property Corp. Tranche B, term loan 6.3396% 2/3/08 (b)	3,919,880	3,934,580
Maguire Properties, Inc. Tranche B, term loan 4.9% 3/15/10 (b)	4,611,111	4,634,167
Shea Mountain House LLC Tranche B, term loan 5.27% 5/11/11 (b)	2,430,000	2,436,075
		22,422,085
Hotels - 1.7%
Starwood Hotels & Resorts Worldwide, Inc. term loan 4.58% 10/9/06 (b)	5,151,815	5,151,815
Wyndham International, Inc. Tranche 1:
Credit-Linked Deposit 6.435% 5/6/11 (b)	172,415	172,846
term loan 6.5% 5/6/11 (b)	1,823,017	1,827,575
		7,152,236
Insurance - 1.2%
Marsh & McLennan Companies, Inc. term loan 4.1875% 12/31/06 (b)	5,000,000	5,006,250
Leisure - 0.7%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 6.19% 6/8/12 (b)	3,000,000	3,037,500
Metals/Mining - 2.5%
Murray Energy Corp. Tranche 1, term loan 6.33% 1/28/10 (b)	498,750	501,244
Novelis, Inc. term loan 4.96% 1/7/12 (b)	3,461,538	3,491,827
Peabody Energy Corp. term loan 4.431% 3/21/10 (b)	2,955,664	2,959,358
Trout Coal Holdings LLC / Dakota Tranche 1, term loan 5.9736% 3/23/11 (b)	3,690,750	3,699,977
		10,652,406
Floating Rate Loans (c) - continued
	Principal Amount	Value
Paper - 3.2%
Escanaba Timber LLC term loan 6% 5/2/08 (b)	$ 520,000	$ 528,450
Georgia-Pacific Corp. term loan 4.78% 7/2/09 (b)	1,000,000	1,000,000
Koch Cellulose LLC:
term loan 5.24% 5/7/11 (b)	1,958,517	1,980,550
Credit-Linked Deposit 4.6113% 5/7/11 (b)	602,945	609,728
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 3.0888% 11/1/10 (b)	655,111	662,481
Tranche B, term loan 5.4158% 11/1/11 (b)	5,221,241	5,279,980
Tranche C, term loan 5.2921% 11/1/11 (b)	1,927,849	1,949,538
Xerium Technologies, Inc. Tranche B, term loan 5.49% 5/18/12 (b)	1,500,000	1,515,000
		13,525,727
Publishing/Printing - 2.7%
Dex Media West LLC/Dex Media West Finance Co. Tranche B, term loan 4.9282% 9/9/10 (b)	6,618,287	6,667,924
Liberty Group Operating, Inc. Tranche B, term loan 5.4436% 2/28/12 (b)	197,006	197,499
R.H. Donnelley Corp. Tranche B2, term loan 5.0536% 6/30/11 (b)	4,298,142	4,330,378
		11,195,801
Railroad - 1.4%
Kansas City Southern Railway Co. Tranche B1, term loan 5.1572% 3/30/08 (b)	2,788,360	2,823,214
RailAmerica, Inc. term loan 5.3125% 9/29/11 (b)	2,972,505	3,013,376
		5,836,590
Restaurants - 2.4%
Domino's, Inc. term loan 5.25% 6/25/10 (b)	4,809,121	4,857,213
Jack in the Box, Inc. term loan 4.9463% 1/8/11 (b)	3,125,659	3,160,823
Landry's Seafood Restaurants, Inc. term loan 5.2387% 12/28/10 (b)	1,457,675	1,474,074
Ruth's Chris Steak House, Inc. term loan 6.25% 3/11/11 (b)	480,952	480,952
		9,973,062
Services - 5.2%
Coinstar, Inc. term loan 5.55% 7/1/11 (b)	827,233	839,642
DynCorp term loan 6.0625% 2/11/11 (b)	2,000,000	2,010,000
Iron Mountain, Inc.:
term loan 5.125% 4/2/11 (b)	3,722,242	3,759,464
Tranche R, term loan 4.9816% 4/2/11 (b)	4,975,000	5,024,750
JohnsonDiversey, Inc. Tranche B, term loan 4.9578% 11/3/09 (b)	336,005	338,525
Floating Rate Loans (c) - continued
	Principal Amount	Value
Services - continued
Knowledge Learning Corp. term loan 5.99% 1/7/12 (b)	$ 4,061,111	$ 4,081,417
Rural/Metro Corp.:
Credit-Linked Deposit 5.65% 3/4/11 (b)	520,882	524,789
term loan 6.0297% 3/4/11 (b)	1,904,941	1,919,228
United Rentals, Inc.:
term loan 5.5742% 2/14/11 (b)	2,843,979	2,875,974
Tranche B, Credit-Linked Deposit 4.8224% 2/14/11 (b)	575,996	581,756
		21,955,545
Shipping - 0.1%
Baker Tanks, Inc. term loan 5.8793% 1/30/11 (b)	249,375	251,869
Technology - 4.5%
AMI Semiconductor, Inc. term loan 4.83% 4/1/12 (b)	1,596,000	1,599,990
Fairchild Semiconductor Corp. Tranche B3, term loan 5.354% 12/31/10 (b)	2,060,334	2,080,937
Fidelity National Information Solutions, Inc. Tranche B, term loan 4.96% 3/9/13 (b)	5,719,500	5,698,052
Infor Global Solutions AG Tranche 1, term loan 6.712% 4/18/11 (b)	6,000,000	6,015,000
ON Semiconductor Corp. Tranche G, term loan 6.5% 12/15/11 (b)	2,985,000	2,992,463
UGS Holdings, Inc. Tranche C, term loan 5.1462% 3/31/12 (b)	475,172	479,924
		18,866,366
Telecommunications - 6.0%
Alaska Communications Systems Holding term loan 5.49% 2/1/12 (b)	7,100,000	7,153,250
American Tower LP Tranche C, term loan 5.2099% 8/31/11 (b)	2,573,550	2,599,286
Conversant Holdings, Inc. Tranche B, term loan 7.3351% 3/31/11 (b)	1,962,500	1,945,328
Hawaiian Telcom Communications, Inc. Tranche B, term loan 5.73% 10/31/12 (b)	3,000,000	3,030,000
Intelsat Ltd. term loan 5.25% 7/28/11 (b)	3,236,542	3,264,862
New Skies Satellites BV term loan 5.4375% 5/2/11 (b)	1,490,609	1,511,105
NTELOS, Inc.:
term loan 8.33% 2/24/12 (b)	200,000	196,000
Tranche B, term loan 5.83% 8/24/11 (b)	995,000	995,000
Qwest Corp. Tranche A, term loan 7.9338% 6/30/07 (b)	1,600,000	1,648,000
Floating Rate Loans (c) - continued
	Principal Amount	Value
Telecommunications - continued
SpectraSite Communications, Inc. Tranche B, term loan 4.91% 5/19/12 (b)	$ 1,990,000	$ 2,004,925
Valor Telecommunications Enterprises LLC/Valor Finance Corp. Tranche B, term loan 5.392% 2/14/12 (b)	784,000	793,800
		25,141,556
Textiles & Apparel - 0.3%
St. John Knits International, Inc. Tranche B, term loan 6% 3/23/12 (b)	498,750	503,114
William Carter Co. term loan 5.08% 6/29/12 (b)	850,000	860,625
		1,363,739
TOTAL FLOATING RATE LOANS (Cost $381,285,882)		381,946,942
Nonconvertible Bonds - 8.1%

Automotive - 3.5%
General Motors Acceptance Corp.:
4.145% 5/18/06 (b)	2,000,000	1,990,538
4.3948% 10/20/05 (b)	5,000,000	5,004,260
4.6019% 9/23/08 (b)	3,000,000	2,773,467
6.75% 1/15/06	2,000,000	2,015,780
7.5% 7/15/05	3,000,000	3,001,296
		14,785,341
Diversified Financial Services - 1.2%
Residential Capital Corp. 4.835% 6/29/07 (a)(b)	5,000,000	5,001,880
Technology - 1.2%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,025,000
Telecommunications - 2.2%
Qwest Corp. 6.6706% 6/15/13 (a)(b)	2,840,000	2,907,450
Rogers Communications, Inc. 6.535% 12/15/10 (b)	6,000,000	6,240,000
		9,147,450
TOTAL NONCONVERTIBLE BONDS (Cost $34,062,076)		33,959,671
Cash Equivalents - 4.8%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.42%, dated 6/30/05 due 7/1/05) (Cost $19,961,000)	$ 19,962,899	$ 19,961,000
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $435,308,958)		435,867,613
NET OTHER ASSETS - (3.8)%		(15,788,511)
NET ASSETS - 100%		$ 420,079,102
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,909,330 or 1.9% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $435,285,647. Net unrealized appreciation aggregated $581,966, of which $1,609,203 related to appreciated investment securities and $1,027,237 related to depreciated investment securities.

Quarterly Report

Fidelity High Income Central Investment Portfolio 1

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.6%
	Principal Amount	Value
Aerospace - 1.5%
L-3 Communications Corp.:
5.875% 1/15/15	$ 1,585,000	$ 1,541,413
7.625% 6/15/12	3,045,000	3,242,925
Orbimage Holdings, Inc. 13.19% 7/1/12 (c)(d)	1,630,000	1,707,425
Orbital Sciences Corp. 9% 7/15/11	4,470,000	4,872,300
Primus International, Inc. 10.5% 4/15/09 (c)	3,735,000	3,921,750
		15,285,813
Air Transportation - 0.7%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	855,000	810,113
7.324% 4/15/11	935,000	822,800
7.377% 5/23/19	2,566,452	1,796,517
7.379% 5/23/16	1,553,711	1,087,598
7.8% 4/1/08	3,140,000	2,975,150
AMR Corp. 10.2% 3/15/20	10,000	7,200
Northwest Airlines, Inc. pass thru trust certificates 8.07% 1/2/15	543,430	255,412
		7,754,790
Automotive - 1.7%
Accuride Corp. 8.5% 2/1/15	3,790,000	3,685,775
Delco Remy International, Inc. 9.375% 4/15/12	3,585,000	2,921,775
Ford Motor Credit Co. 6.625% 6/16/08	3,960,000	3,910,500
Navistar International Corp.:
6.25% 3/1/12 (c)	2,460,000	2,367,750
7.5% 6/15/11	1,225,000	1,249,500
9.375% 6/1/06	1,295,000	1,340,325
Tenneco Automotive, Inc. 8.625% 11/15/14	2,405,000	2,417,025
		17,892,650
Banks and Thrifts - 0.8%
Western Financial Bank 9.625% 5/15/12	8,060,000	8,745,100
Broadcasting - 0.5%
Emmis Communications Corp. 9.3144% 6/15/12 (c)(d)	1,890,000	1,918,350
Gray Television, Inc. 9.25% 12/15/11	3,505,000	3,802,925
		5,721,275
Building Materials - 2.1%
Anixter International, Inc. 5.95% 3/1/15	2,260,000	2,214,800
Goodman Global Holdings, Inc.:
6.41% 6/15/12 (c)(d)	2,920,000	2,847,000
7.875% 12/15/12 (c)	2,370,000	2,192,250
Maax Holdings, Inc. 0% 12/15/12 (b)(c)	5,865,000	2,639,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Building Materials - continued
Nortek, Inc. 8.5% 9/1/14	$ 4,950,000	$ 4,554,000
NTK Holdings, Inc. 0% 3/1/14 (b)(c)	3,720,000	1,785,600
Texas Industries, Inc.:
7.25% 7/15/13 (c)	590,000	604,750
10.25% 6/15/11	4,650,000	5,376,563
		22,214,213
Cable TV - 3.9%
Cablevision Systems Corp. 7.88% 4/1/09 (d)	4,810,000	4,822,025
CSC Holdings, Inc. 8.125% 7/15/09	1,070,000	1,083,375
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,493,000	1,653,498
EchoStar DBS Corp. 5.75% 10/1/08	16,585,000	16,502,075
GCI, Inc. 7.25% 2/15/14	5,225,000	5,016,000
Insight Communications, Inc. 0% 2/15/11 (b)	885,000	887,213
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	3,175,000	3,369,628
Kabel Deutschland GmbH 10.625% 7/1/14 (c)	1,330,000	1,446,375
Mediacom LLC/Mediacom Capital Corp. 7.875% 2/15/11	1,945,000	1,891,513
Telenet Group Holding NV 0% 6/15/14 (b)(c)	5,550,000	4,329,000
		41,000,702
Capital Goods - 3.2%
Amsted Industries, Inc. 10.25% 10/15/11 (c)	4,415,000	4,768,200
Case New Holland, Inc. 6% 6/1/09	2,030,000	1,948,800
Dresser, Inc. 9.375% 4/15/11	4,465,000	4,699,413
Invensys PLC 9.875% 3/15/11 (c)	11,555,000	11,208,350
Leucadia National Corp. 7% 8/15/13	3,530,000	3,530,000
Park-Ohio Industries, Inc. 8.375% 11/15/14 (c)	2,735,000	2,365,775
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,120,000	2,901,600
Terex Corp.:
9.25% 7/15/11	1,630,000	1,764,475
10.375% 4/1/11	500,000	543,750
		33,730,363
Chemicals - 3.8%
BCI US Finance Corp./Borden 2 Nova Scotia Finance ULC 9.0988% 7/15/10 (c)(d)	630,000	630,000
Borden US Finance Corp./Nova Scotia Finance ULC 7.8906% 7/15/10 (c)(d)	3,525,000	3,454,500
Crompton Corp. 9.875% 8/1/12	875,000	1,006,250
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (b)	1,970,000	1,398,700
Series B, 0% 10/1/14 (b)	1,355,000	948,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
Equistar Chemicals LP 7.55% 2/15/26	$ 1,800,000	$ 1,665,000
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	2,285,000	2,399,250
10.125% 9/1/08	2,515,000	2,731,919
Huntsman LLC:
10.6406% 7/15/11 (d)	5,660,000	6,013,750
11.5% 7/15/12	220,000	257,400
11.625% 10/15/10	195,000	228,150
IMC Global, Inc. 10.875% 6/1/08	1,620,000	1,826,550
Methanex Corp. yankee 7.75% 8/15/05	1,955,000	1,964,775
Millennium America, Inc. 9.25% 6/15/08	7,370,000	8,005,663
Nalco Co. 7.75% 11/15/11	3,760,000	3,980,900
NOVA Chemicals Corp. 7.4% 4/1/09	2,370,000	2,441,100
Rhodia SA 10.25% 6/1/10	725,000	777,563
		39,729,970
Consumer Products - 1.1%
Church & Dwight Co., Inc. 6% 12/15/12	3,910,000	3,949,100
Jostens Holding Corp. 0% 12/1/13 (b)	3,135,000	2,202,338
Jostens IH Corp. 7.625% 10/1/12	530,000	522,050
Revlon Consumer Products Corp. 9.5% 4/1/11	3,150,000	2,992,500
Samsonite Corp. 8.875% 6/1/11	1,675,000	1,783,875
		11,449,863
Containers - 2.7%
Berry Plastics Corp. 10.75% 7/15/12	3,810,000	4,152,900
BWAY Corp. 10% 10/15/10	3,370,000	3,504,800
Crown European Holdings SA:
9.5% 3/1/11	1,285,000	1,419,925
10.875% 3/1/13	6,380,000	7,512,450
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	2,090,000	2,246,750
8.75% 11/15/12	1,415,000	1,560,038
Owens-Illinois, Inc.:
7.35% 5/15/08	4,100,000	4,264,000
7.5% 5/15/10	3,400,000	3,578,500
		28,239,363
Diversified Financial Services - 0.4%
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	1,055,000	1,147,313
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
Residential Capital Corp. 6.375% 6/30/10 (c)	$ 1,565,000	$ 1,572,653
Triad Acquisition Corp. 11.125% 5/1/13 (c)	1,970,000	1,999,550
		4,719,516
Diversified Media - 0.9%
Corus Entertainment, Inc. 8.75% 3/1/12	3,270,000	3,515,250
LBI Media Holdings, Inc. 0% 10/15/13 (b)	1,330,000	997,500
LBI Media, Inc. 10.125% 7/15/12	2,310,000	2,546,775
Liberty Media Corp. 8.25% 2/1/30	1,980,000	1,969,696
		9,029,221
Electric Utilities - 5.6%
AES Corp.:
8.75% 6/15/08	1,235,000	1,324,538
8.875% 2/15/11	2,334,000	2,596,575
9.375% 9/15/10	1,509,000	1,703,284
9.5% 6/1/09	7,037,000	7,819,866
AES Gener SA 7.5% 3/25/14	3,415,000	3,474,763
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (c)	540,000	602,100
CMS Energy Corp.:
6.3% 2/1/12	3,850,000	3,869,250
7.5% 1/15/09	2,140,000	2,241,650
8.9% 7/15/08	4,140,000	4,491,900
9.875% 10/15/07	4,495,000	4,899,550
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	4,090,000	4,192,250
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	840,000	888,300
Nevada Power Co. 10.875% 10/15/09	740,000	824,175
NRG Energy, Inc. 8% 12/15/13 (c)	5,462,000	5,735,100
Sierra Pacific Power Co. 6.25% 4/15/12	1,235,000	1,268,963
Sierra Pacific Resources 8.625% 3/15/14	1,535,000	1,696,175
TECO Energy, Inc.:
0% 5/1/10 (c)(d)	2,490,000	2,527,350
7.2% 5/1/11	2,485,000	2,690,013
Tenaska Alabama Partners LP 7% 6/30/21 (c)	2,130,000	2,172,600
Utilicorp Canada Finance Corp. 7.75% 6/15/11	3,825,000	3,939,750
		58,958,152
Energy - 7.2%
Chesapeake Energy Corp.:
7.5% 6/15/14	520,000	561,600
7.75% 1/15/15	2,205,000	2,375,888
El Paso Corp. 7.625% 8/16/07 (c)	1,200,000	1,230,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
El Paso Energy Corp. 6.95% 12/15/07	$ 1,630,000	$ 1,640,188
El Paso Production Holding Co. 7.75% 6/1/13	75,000	80,250
Hanover Compressor Co.:
0% 3/31/07	7,660,000	6,702,500
8.625% 12/15/10	2,990,000	3,139,500
Hanover Equipment Trust 8.75% 9/1/11	535,000	565,763
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (c)	5,205,000	5,803,575
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (c)	1,238,000	1,231,810
Newfield Exploration Co. 6.625% 9/1/14	3,670,000	3,835,150
Ocean Rig Norway AS 8.375% 7/1/13 (c)	970,000	984,550
Parker Drilling Co.:
8.08% 9/1/10 (d)	5,195,000	5,402,800
9.625% 10/1/13	1,225,000	1,381,188
9.625% 10/1/13 (c)	1,635,000	1,843,463
Pride International, Inc. 7.375% 7/15/14	795,000	872,513
Range Resources Corp.:
(Reg. S) 6.375% 3/15/15	2,800,000	2,786,000
7.375% 7/15/13	5,235,000	5,522,925
Sonat, Inc.:
6.625% 2/1/08	3,330,000	3,334,163
7.625% 7/15/11	3,820,000	3,848,650
Stone Energy Corp. 6.75% 12/15/14	3,365,000	3,272,463
The Coastal Corp.:
6.375% 2/1/09	4,910,000	4,824,075
6.5% 5/15/06	980,000	987,350
6.5% 6/1/08	1,720,000	1,702,800
6.7% 2/15/27	1,835,000	1,848,763
7.5% 8/15/06	1,610,000	1,646,225
7.625% 9/1/08	1,025,000	1,045,500
7.75% 6/15/10	5,960,000	6,086,650
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (c)	995,000	1,031,069
		75,587,371
Environmental - 0.7%
Allied Waste North America, Inc. 5.75% 2/15/11	1,680,000	1,566,600
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,755,000	5,697,450
		7,264,050
Nonconvertible Bonds - continued
	Principal Amount	Value
Food and Drug Retail - 1.0%
Rite Aid Corp.:
6.875% 8/15/13	$ 415,000	$ 356,900
8.125% 5/1/10	950,000	976,125
9.5% 2/15/11	1,360,000	1,450,100
Stater Brothers Holdings, Inc.:
6.91% 6/15/10 (d)	4,030,000	3,989,700
8.125% 6/15/12	3,440,000	3,336,800
		10,109,625
Food/Beverage/Tobacco - 1.7%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	2,150,000	2,053,250
RJ Reynolds Tobacco Holdings, Inc.:
6.5% 7/15/10 (c)	2,970,000	2,955,150
7.3% 7/15/15 (c)	980,000	977,550
Smithfield Foods, Inc.:
7% 8/1/11	5,070,000	5,323,500
7.625% 2/15/08	1,605,000	1,673,213
7.75% 5/15/13	75,000	81,375
8% 10/15/09	605,000	653,400
UAP Holding Corp. 0% 7/15/12 (b)	2,700,000	2,214,000
United Agriculture Products, Inc. 8.25% 12/15/11	2,266,000	2,350,975
		18,282,413
Gaming - 4.9%
Mandalay Resort Group:
6.5% 7/31/09	1,450,000	1,480,885
9.375% 2/15/10	1,095,000	1,218,188
10.25% 8/1/07	2,485,000	2,730,518
MGM MIRAGE:
6% 10/1/09	9,315,000	9,396,972
6.75% 9/1/12	245,000	252,350
Mohegan Tribal Gaming Authority:
6.125% 2/15/13 (c)	1,390,000	1,403,900
6.375% 7/15/09	7,835,000	7,972,113
7.125% 8/15/14	1,480,000	1,531,800
8% 4/1/12	785,000	840,971
MTR Gaming Group, Inc. 9.75% 4/1/10	2,600,000	2,827,500
Pinnacle Entertainment, Inc. 8.25% 3/15/12	1,355,000	1,405,813
Scientific Games Corp. 6.25% 12/15/12 (c)	2,660,000	2,673,300
Seneca Gaming Corp.:
(Reg'd.) 7.25% 5/1/12 (c)	3,210,000	3,318,338
7.25% 5/1/12	3,945,000	4,078,144
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
Station Casinos, Inc. 6% 4/1/12	$ 570,000	$ 578,550
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)(c)	1,250,000	875,000
9% 1/15/12 (c)	2,920,000	3,044,100
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,185,100
		51,813,542
Healthcare - 5.5%
AmerisourceBergen Corp. 7.25% 11/15/12	3,000,000	3,300,000
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (c)	1,870,000	1,991,550
CDRV Investors, Inc. 0% 1/1/15 (b)(c)	9,585,000	4,744,575
Concentra Operating Corp.:
9.125% 6/1/12	2,775,000	2,941,500
9.5% 8/15/10	2,110,000	2,247,150
DaVita, Inc. 6.625% 3/15/13 (c)	3,390,000	3,500,175
HCA, Inc. 5.5% 12/1/09	7,480,000	7,490,023
HealthSouth Corp.:
7.375% 10/1/06	3,295,000	3,336,188
7.625% 6/1/12	1,285,000	1,246,450
8.5% 2/1/08	925,000	934,250
Omega Healthcare Investors, Inc. 7% 4/1/14	5,720,000	5,762,900
PerkinElmer, Inc. 8.875% 1/15/13	7,470,000	8,263,688
Psychiatric Solutions, Inc. 7.75% 7/15/15 (c)	2,760,000	2,760,000
Senior Housing Properties Trust 8.625% 1/15/12	4,490,000	5,017,575
Service Corp. International (SCI):
7.7% 4/15/09	1,525,000	1,624,125
7.7% 4/15/09	530,000	567,100
Ventas Realty LP/Ventas Capital Corp. 6.75% 6/1/10 (c)	1,640,000	1,701,500
		57,428,749
Homebuilding/Real Estate - 3.0%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (c)	2,175,000	2,142,375
8.125% 6/1/12	5,170,000	5,338,025
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	790,000	774,200
8.875% 4/1/12	2,155,000	2,327,400
KB Home 7.75% 2/1/10	6,620,000	6,917,900
Standard Pacific Corp.:
5.125% 4/1/09	2,640,000	2,534,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilding/Real Estate - continued
Standard Pacific Corp.: - continued
6.5% 10/1/08	$ 780,000	$ 780,000
6.875% 5/15/11	990,000	999,900
Technical Olympic USA, Inc.:
7.5% 3/15/11	765,000	696,150
7.5% 1/15/15	2,145,000	1,898,325
9% 7/1/10	125,000	126,875
10.375% 7/1/12	100,000	102,000
WCI Communities, Inc.:
6.625% 3/15/15	1,910,000	1,738,100
7.875% 10/1/13	4,665,000	4,665,000
		31,040,650
Hotels - 0.5%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	3,630,000	3,875,025
Host Marriott LP 7.125% 11/1/13	1,465,000	1,527,263
		5,402,288
Insurance - 0.4%
Crum & Forster Holdings Corp. 10.375% 6/15/13	3,495,000	3,792,075
Leisure - 1.5%
Equinox Holdings Ltd. 9% 12/15/09	1,140,000	1,185,600
Six Flags, Inc.:
9.625% 6/1/14	1,980,000	1,843,875
9.75% 4/15/13	995,000	936,544
Speedway Motorsports, Inc. 6.75% 6/1/13	1,860,000	1,915,800
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	2,690,000	1,546,750
Town Sports International, Inc. 9.625% 4/15/11	1,370,000	1,417,950
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	2,260,000	2,593,350
Universal City Florida Holding Co. I/II 7.96% 5/1/10 (d)	4,260,000	4,419,750
		15,859,619
Metals/Mining - 1.9%
Century Aluminum Co. 7.5% 8/15/14	625,000	625,000
Compass Minerals International, Inc.:
0% 12/15/12 (b)	1,060,000	927,500
0% 6/1/13 (b)	9,175,000	7,661,125
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	2,210,000	2,165,800
10.125% 2/1/10	400,000	446,000
Massey Energy Co. 6.625% 11/15/10	1,425,000	1,446,375
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
Peabody Energy Corp. 6.875% 3/15/13	$ 2,035,000	$ 2,157,100
Vedanta Resources PLC 6.625% 2/22/10 (c)	4,225,000	4,172,188
		19,601,088
Paper - 1.1%
Georgia-Pacific Corp.:
7.375% 7/15/08	2,045,000	2,181,402
8% 1/15/14	3,610,000	3,975,513
8.125% 5/15/11	750,000	845,625
8.875% 2/1/10	2,050,000	2,316,500
Norske Skog Canada Ltd. 8.625% 6/15/11	2,290,000	2,358,700
		11,677,740
Publishing/Printing - 1.8%
Dex Media East LLC/Dex Media East Finance Co. 9.875% 11/15/09	1,050,000	1,155,000
Houghton Mifflin Co.:
7.2% 3/15/11	365,000	379,600
9.875% 2/1/13	4,835,000	5,113,013
NBC Acquisition Corp. 0% 3/15/13 (b)	6,590,000	4,711,850
The Reader's Digest Association, Inc. 6.5% 3/1/11	7,210,000	7,282,100
		18,641,563
Railroad - 0.6%
Kansas City Southern Railway Co.:
7.5% 6/15/09	4,325,000	4,433,125
9.5% 10/1/08	220,000	239,800
TFM SA de CV yankee 10.25% 6/15/07	1,310,000	1,395,150
		6,068,075
Restaurants - 1.0%
Carrols Corp. 9% 1/15/13 (c)	2,350,000	2,379,375
Domino's, Inc. 8.25% 7/1/11	985,000	1,053,950
Friendly Ice Cream Corp. 8.375% 6/15/12	3,790,000	3,638,400
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	3,450,000	3,346,500
		10,418,225
Services - 1.1%
Iron Mountain, Inc.:
7.75% 1/15/15	400,000	404,000
8.25% 7/1/11	1,750,000	1,785,000
8.625% 4/1/13	4,815,000	4,983,525
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (c)	1,990,000	2,029,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
Rural/Metro Corp.:
0% 3/15/16 (b)(c)	$ 3,420,000	$ 1,624,500
9.875% 3/15/15 (c)	630,000	609,525
		11,436,350
Shipping - 4.6%
General Maritime Corp. 10% 3/15/13	9,940,000	10,784,900
OMI Corp. 7.625% 12/1/13	7,645,000	7,606,775
Ship Finance International Ltd. 8.5% 12/15/13	17,800,000	17,087,973
Teekay Shipping Corp. 8.875% 7/15/11	10,780,000	12,289,200
		47,768,848
Steels - 1.4%
Allegheny Technologies, Inc. 8.375% 12/15/11	3,475,000	3,579,250
CSN Islands VII Corp. 10.75% 9/12/08 (c)	3,090,000	3,453,075
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	4,980,000	5,390,850
Ryerson Tull, Inc. 8.25% 12/15/11	2,585,000	2,248,950
		14,672,125
Super Retail - 2.2%
Asbury Automotive Group, Inc. 9% 6/15/12	4,470,000	4,559,400
Buhrmann US, Inc. 7.875% 3/1/15 (c)	1,520,000	1,478,200
JCPenney Co., Inc.:
7.375% 8/15/08	1,780,000	1,909,050
7.6% 4/1/07	990,000	1,041,975
Nebraska Book Co., Inc. 8.625% 3/15/12	4,490,000	4,186,925
Saks, Inc.:
7% 12/1/13	590,000	584,100
9.875% 10/1/11	3,285,000	3,588,863
Sonic Automotive, Inc. 8.625% 8/15/13	5,550,000	5,605,500
		22,954,013
Technology - 5.7%
Advanced Micro Devices, Inc. 7.75% 11/1/12	2,715,000	2,660,700
Amkor Technology, Inc.:
7.125% 3/15/11	990,000	856,350
7.75% 5/15/13	985,000	849,563
9.25% 2/15/08	980,000	943,250
Celestica, Inc.:
7.625% 7/1/13	2,110,000	2,123,188
7.875% 7/1/11	6,675,000	6,841,875
Freescale Semiconductor, Inc. 6.875% 7/15/11	5,350,000	5,657,625
Lucent Technologies, Inc. 5.5% 11/15/08	4,320,000	4,255,200
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.66% 12/15/11 (c)(d)	$ 2,345,000	$ 2,321,550
Micron Technology, Inc. 6.5% 9/30/05 (e)	6,190,471	6,159,518
New ASAT Finance Ltd. 9.25% 2/1/11	1,590,000	1,311,750
Nortel Networks Corp. 6.125% 2/15/06	3,180,000	3,195,900
Sanmina-SCI Corp.:
6.75% 3/1/13 (c)	2,910,000	2,779,050
10.375% 1/15/10	1,950,000	2,164,500
Xerox Capital Trust I 8% 2/1/27	5,775,000	5,962,688
Xerox Corp.:
6.875% 8/15/11	4,610,000	4,886,600
7.125% 6/15/10	5,235,000	5,568,731
9.75% 1/15/09	1,535,000	1,742,225
		60,280,263
Telecommunications - 9.2%
American Tower Corp. 7.125% 10/15/12	1,965,000	2,073,075
American Towers, Inc. 7.25% 12/1/11	785,000	826,213
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	845,000	954,850
Empresa Brasileira de Telecomm SA 11% 12/15/08	2,091,000	2,383,740
Intelsat Ltd.:
5.25% 11/1/08	2,415,000	2,258,025
6.5% 11/1/13	5,005,000	4,054,050
7.625% 4/15/12	2,185,000	1,911,875
7.805% 1/15/12 (c)(d)	6,345,000	6,487,763
MCI, Inc. 8.735% 5/1/14 (d)	4,155,000	4,658,794
Millicom International Cellular SA 10% 12/1/13	4,285,000	4,263,575
Mobile Telesystems Finance SA 8% 1/28/12 (c)	1,880,000	1,903,500
New Skies Satellites BV 8.5388% 11/1/11 (c)(d)	4,145,000	4,238,263
Nextel Communications, Inc.:
5.95% 3/15/14	2,880,000	2,995,200
6.875% 10/31/13	7,380,000	7,859,700
PanAmSat Corp. 9% 8/15/14	2,080,000	2,262,000
Qwest Capital Funding, Inc.:
7% 8/3/09	5,440,000	5,263,200
7.9% 8/15/10	4,495,000	4,444,431
Qwest Corp.:
6.6706% 6/15/13 (c)(d)	6,760,000	6,920,550
7.875% 9/1/11	1,405,000	1,457,688
8.875% 3/15/12	80,000	87,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Qwest Services Corp.:
13.5% 12/15/10	$ 1,570,000	$ 1,805,500
14% 12/15/14	3,315,000	3,978,000
Rogers Communications, Inc.:
7.25% 12/15/12	3,670,000	3,954,425
8% 12/15/12	4,020,000	4,311,450
9.625% 5/1/11	3,350,000	3,936,250
SBA Communications Corp. 8.5% 12/1/12	4,420,000	4,773,600
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,547,000	5,352,855
U.S. West Communications 7.5% 6/15/23	1,440,000	1,321,200
		96,736,772
Textiles & Apparel - 0.7%
Levi Strauss & Co.:
7.73% 4/1/12 (d)	2,225,000	2,102,625
9.75% 1/15/15	1,490,000	1,471,375
12.25% 12/15/12	1,065,000	1,160,850
Tommy Hilfiger USA, Inc. 6.85% 6/1/08	2,130,000	2,145,975
		6,880,825
TOTAL NONCONVERTIBLE BONDS (Cost $890,340,237)		908,187,260
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.8411% 8/1/24 (c)(d) (Cost $981,783)	1,264,590	1,081,225
Common Stocks - 1.8%
	Shares
Aerospace - 0.1%
L-3 Communications Holdings, Inc.	15,800	1,209,964
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	16	0
Cable TV - 0.1%
EchoStar Communications Corp. Class A	4,500	135,675
Ono Finance PLC rights 5/31/09 (a)(c)	2,050	1,025
The DIRECTV Group, Inc. (a)	63,000	976,500
		1,113,200
Common Stocks - continued
	Shares	Value
Electric Utilities - 0.1%
AES Corp. (a)	22,100	$ 361,998
CMS Energy Corp. (a)	22,300	335,838
		697,836
Energy - 0.1%
Chesapeake Energy Corp.	22,100	503,880
Gaming - 0.3%
MGM MIRAGE (a)	28,300	1,120,114
Scientific Games Corp. Class A (a)	93,800	2,526,034
		3,646,148
Healthcare - 0.0%
Fountain View, Inc. (e)	1,364	22,861
Homebuilding/Real Estate - 0.0%
American Real Estate Partners LP (a)	400	11,620
Paper - 0.2%
Georgia-Pacific Corp.	59,800	1,901,640
Services - 0.2%
Iron Mountain, Inc. (a)	63,900	1,982,178
Shipping - 0.3%
OMI Corp.	60,900	1,157,709
Teekay Shipping Corp.	44,100	1,935,990
		3,093,699
Technology - 0.1%
Xerox Corp. (a)	94,500	1,303,155
Telecommunications - 0.2%
American Tower Corp. Class A (a)	31,900	670,538
New Skies Satellites Holdings Ltd.	2,600	51,610
Nextel Communications, Inc. Class A (a)	15,700	507,267
Qwest Communications International, Inc. (a)	318,500	1,181,635
		2,411,050
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (e)	144,445	1,495,006
TOTAL COMMON STOCKS (Cost $23,455,425)		19,392,237
Floating Rate Loans - 10.4%
	Principal Amount
Building Materials - 0.5%
Masonite International Corp. term loan 9.3838% 4/6/15 (d)	$ 5,340,000	5,333,325
Floating Rate Loans - continued
	Principal Amount	Value
Cable TV - 0.5%
UPC Broadband Holding BV Tranche H2, term loan 5.752% 9/30/12 (d)	$ 5,460,000	$ 5,473,650
Electric Utilities - 1.4%
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 6.46% 6/24/12 (d)	2,913,496	2,935,347
term loan 6.46% 6/24/12 (d)	2,356,504	2,374,178
Tranche 2, term loan 8.88% 6/24/13 (d)	2,190,000	2,184,525
Riverside Energy Center LLC:
term loan 7.44% 6/24/11 (d)	6,330,259	6,456,864
Credit-Linked Deposit 6.98% 6/24/11 (d)	288,859	293,192
		14,244,106
Energy - 3.5%
Coffeyville Resources LLC:
Credit-Linked Deposit 6.063% 7/8/11 (d)	172,000	163,400
Tranche 2, term loan 10.3125% 7/8/13 (d)	2,870,000	2,920,225
Tranche B1, term loan 6.063% 7/8/12 (d)	258,000	261,225
El Paso Corp.:
Credit-Linked Deposit 5.855% 11/22/09 (d)	5,120,700	5,139,903
term loan 6.125% 11/22/09 (d)	3,827,907	3,861,401
Kerr-McGee Corp.:
Tranche B, term loan 5.79% 5/24/11 (d)	12,230,000	12,428,738
Tranche X, term loan 5.55% 5/24/07 (d)	8,910,000	8,965,688
Magellan Midstream Holdings LP term loan 5.785% 6/30/12 (d)	2,625,000	2,625,000
		36,365,580
Environmental - 0.8%
Envirocare of Utah, Inc.:
Tranche 1, term loan 6.11% 4/13/10 (d)	5,001,818	5,020,575
Tranche 2, term loan 8.86% 4/13/10 (d)	3,770,000	3,741,725
		8,762,300
Healthcare - 0.9%
DaVita, Inc. Tranche B, term loan LIBOR + 2.25% 7/30/12 (d)	5,870,000	5,943,375
HealthSouth Corp. term loan 8.22% 6/15/10 (d)	2,190,000	2,225,588
Vicar Operating, Inc. term loan 4.875% 5/16/11 (d)	1,526,175	1,530,000
		9,698,963
Homebuilding/Real Estate - 2.0%
General Growth Properties, Inc.:
Tranche A, term loan 5.37% 11/12/07 (d)	5,881,461	5,918,220
Tranche B, term loan 5.58% 11/12/08 (d)	6,071,101	6,124,223
Floating Rate Loans - continued
	Principal Amount	Value
Homebuilding/Real Estate - continued
LNR Property Corp.:
Tranche A, term loan 7.71% 2/3/08 (d)	$ 2,150,000	$ 2,150,000
Tranche B, term loan:
6.3396% 2/3/08 (d)	4,311,868	4,328,038
8.46% 2/3/08 (d)	2,200,000	2,200,000
		20,720,481
Technology - 0.6%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 4.96% 3/9/11 (d)	3,685,762	3,662,726
Tranche B, term loan 4.96% 3/9/13 (d)	1,531,350	1,525,607
Infor Global Solutions AG Tranche 2, term loan 10.712% 4/18/12 (d)	1,700,000	1,695,750
		6,884,083
Telecommunications - 0.2%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (d)	1,700,000	1,683,000
TOTAL FLOATING RATE LOANS (Cost $108,538,920)		109,165,488
Cash Equivalents - 1.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.42%, dated 6/30/05 due 7/1/05) (Cost $13,259,000)	$ 13,260,261	13,259,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $1,036,575,365)		1,051,085,210
NET OTHER ASSETS - (0.2)%		(2,196,375)
NET ASSETS - 100%		$ 1,048,888,835
Legend
(a) Non-income producing
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $152,362,272 or 14.5% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,677,385 or 0.7% of net assets.

Additional information on each holding is as follows:
SecurityA	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
Fountain View, Inc.	8/19/03 - 1/27/04	13
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 9/12/02	5,344,263
AAcquired as a result of an in-kind exchange and represents the original acquisition date and cost.
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $1,031,896,871. Net unrealized appreciation aggregated $19,188,339, of which $37,674,485 related to appreciated investment securities and $18,486,146 related to depreciated investment securities.

Quarterly Report

Fidelity Tactical Income Central Investment Portfolio

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.7%
Ford Motor Co.:
6.375% 2/1/29	$ 1,750,000	$ 1,349,289
6.625% 10/1/28	1,115,000	874,663
7.45% 7/16/31	12,780,000	10,668,948
General Motors Corp. 8.25% 7/15/23	13,340,000	11,038,850
		23,931,750
Media - 0.9%
Continental Cablevision, Inc. 9% 9/1/08	3,850,000	4,363,501
Cox Communications, Inc. 7.125% 10/1/12	4,325,000	4,850,150
Liberty Media Corp.:
5.7% 5/15/13	2,980,000	2,771,707
8.25% 2/1/30	8,580,000	8,535,350
News America Holdings, Inc. 7.75% 12/1/45	2,625,000	3,216,100
News America, Inc. 6.2% 12/15/34	5,075,000	5,326,177
Univision Communications, Inc. 3.875% 10/15/08	1,295,000	1,256,466
		30,319,451
TOTAL CONSUMER DISCRETIONARY		54,251,201
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (b)	3,715,000	3,729,529
Food Products - 0.1%
ConAgra Foods, Inc. 6.75% 9/15/11	3,000,000	3,319,944
TOTAL CONSUMER STAPLES		7,049,473
ENERGY - 2.1%
Energy Equipment & Services - 0.5%
Diamond Offshore Drilling, Inc. 4.875% 7/1/15 (b)	2,620,000	2,618,813
Petronas Capital Ltd. 7% 5/22/12 (b)	11,450,000	13,087,098
		15,705,911
Oil, Gas & Consumable Fuels - 1.6%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	5,220,000	5,257,955
Enterprise Products Operating LP 4% 10/15/07	3,815,000	3,776,884
Kinder Morgan Energy Partners LP 5.8% 3/15/35	1,810,000	1,822,639
Nexen, Inc. 5.875% 3/10/35	8,615,000	8,755,519
Pemex Project Funding Master Trust:
7.375% 12/15/14	3,000,000	3,364,500
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust: - continued
8.625% 2/1/22	$ 8,725,000	$ 10,709,938
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	6,745,000	8,029,248
The Coastal Corp.:
7.75% 10/15/35	1,990,000	1,860,650
9.625% 5/15/12	7,730,000	8,464,350
		52,041,683
TOTAL ENERGY		67,747,594
FINANCIALS - 10.2%
Capital Markets - 1.4%
Bank of New York Co., Inc.:
3.4% 3/15/13 (g)	4,370,000	4,254,396
4.25% 9/4/12 (g)	4,285,000	4,284,614
Goldman Sachs Capital I 6.345% 2/15/34	8,225,000	8,911,862
Goldman Sachs Group, Inc. 5.25% 10/15/13	8,525,000	8,796,982
JPMorgan Chase Capital XV 5.875% 3/15/35	10,315,000	10,587,471
Lazard LLC 7.125% 5/15/15 (b)	5,665,000	5,714,495
Merrill Lynch & Co., Inc. 4.25% 2/8/10	4,590,000	4,578,608
		47,128,428
Commercial Banks - 2.1%
Bank of America Corp.:
7.4% 1/15/11	10,286,000	11,772,111
7.8% 2/15/10	14,984,000	17,137,590
Banponce Corp. 6.75% 12/15/05	3,570,000	3,608,560
Export-Import Bank of Korea:
4.125% 2/10/09 (b)	1,485,000	1,472,383
5.25% 2/10/14 (b)	2,560,000	2,650,440
KeyCorp Capital Trust VII 5.7% 6/15/35	8,000,000	7,887,752
Korea Development Bank:
3.875% 3/2/09	9,700,000	9,538,311
4.75% 7/20/09	3,520,000	3,566,112
Wachovia Bank NA 4.875% 2/1/15	7,250,000	7,385,213
Wachovia Corp. 5.25% 8/1/14	4,800,000	5,010,658
		70,029,130
Consumer Finance - 0.8%
Capital One Bank 4.875% 5/15/08	1,800,000	1,826,860
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp. 3.5% 5/1/08	$ 500,000	$ 491,888
Household Finance Corp.:
4.125% 11/16/09	7,450,000	7,369,473
5.875% 2/1/09	730,000	766,283
Household International, Inc. 8.875% 2/15/08	8,550,000	8,792,461
HSBC Finance Corp. 6.75% 5/15/11	1,575,000	1,748,171
MBNA Corp. 6.25% 1/17/07	3,670,000	3,786,724
		24,781,860
Diversified Financial Services - 1.7%
JPMorgan Chase & Co. 6.75% 2/1/11	29,515,000	32,640,639
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	16,900,000	17,776,231
Prime Property Funding II 6.25% 5/15/07 (b)	4,795,000	4,970,857
		55,387,727
Insurance - 1.2%
Axis Capital Holdings Ltd. 5.75% 12/1/14	10,145,000	10,506,416
Oil Insurance Ltd. 5.15% 8/15/33 (b)(g)	3,625,000	3,653,971
Principal Life Global Funding I 5.125% 6/28/07 (b)	18,600,000	18,887,779
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(g)	3,285,000	3,359,698
The Chubb Corp. 6.15% 8/15/05	3,184,000	3,191,699
		39,599,563
Real Estate - 2.1%
Archstone Smith Operating Trust 5.25% 5/1/15	4,285,000	4,373,712
CarrAmerica Realty Corp. 5.25% 11/30/07	4,275,000	4,330,455
CenterPoint Properties Trust:
4.75% 8/1/10	2,950,000	2,975,600
5.25% 7/15/11	5,000,000	5,121,615
Colonial Properties Trust 4.75% 2/1/10	3,325,000	3,298,892
Developers Diversified Realty Corp.:
5% 5/3/10	3,280,000	3,304,994
5.25% 4/15/11	1,855,000	1,884,354
EOP Operating LP:
4.65% 10/1/10	2,375,000	2,369,350
6.763% 6/15/07	10,075,000	10,521,363
7.75% 11/15/07	9,645,000	10,356,415
Gables Realty LP:
5% 3/15/10	2,030,000	2,020,680
5.75% 7/15/07	1,450,000	1,484,293
Mack-Cali Realty LP 7.25% 3/15/09	2,800,000	3,039,887
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate - continued
Simon Property Group LP:
4.6% 6/15/10 (b)	$ 2,865,000	$ 2,866,593
4.875% 8/15/10	7,325,000	7,401,715
5.1% 6/15/15 (b)	4,240,000	4,228,001
		69,577,919
Thrifts & Mortgage Finance - 0.9%
Abbey National PLC 6.69% 10/17/05	5,000,000	5,042,170
Independence Community Bank Corp. 3.75% 4/1/14 (g)	2,870,000	2,766,743
Residential Capital Corp. 6.375% 6/30/10 (b)	5,860,000	5,888,655
Washington Mutual, Inc.:
2.4% 11/3/05	7,355,000	7,320,189
4.625% 4/1/14	7,830,000	7,623,656
		28,641,413
TOTAL FINANCIALS		335,146,040
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (b)	1,900,000	1,719,500
7.45% 5/1/34 (b)	7,300,000	6,205,000
		7,924,500
Airlines - 0.6%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	566,167	579,603
6.978% 10/1/12	1,380,441	1,426,129
7.024% 4/15/11	2,545,000	2,629,924
7.858% 4/1/13	1,000,000	1,056,221
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	635,000	636,068
7.056% 3/15/11	2,000,000	2,065,729
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	11,200,000	10,536,587
		18,930,261
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (b)	$ 3,400,000	$ 4,000,392
TOTAL INDUSTRIALS		30,855,153
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
NCR Corp. 7.125% 6/15/09	1,660,000	1,795,908
MATERIALS - 0.6%
Metals & Mining - 0.3%
Alcan, Inc. 5.75% 6/1/35	5,225,000	5,314,870
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	2,620,000	2,875,350
		8,190,220
Paper & Forest Products - 0.3%
Boise Cascade Corp. 7.68% 3/29/06	9,125,000	9,398,750
International Paper Co. 4.25% 1/15/09	1,075,000	1,061,092
		10,459,842
TOTAL MATERIALS		18,650,062
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.9%
France Telecom SA 8% 3/1/11 (a)	2,455,000	2,848,964
KT Corp. 5.875% 6/24/14 (b)	3,275,000	3,518,165
SBC Communications, Inc. 4.125% 9/15/09	7,445,000	7,383,303
Sprint Capital Corp. 8.375% 3/15/12	2,350,000	2,826,629
Telecom Italia Capital:
4% 11/15/08	3,175,000	3,127,051
4% 1/15/10 (b)	10,065,000	9,779,889
5.25% 11/15/13	2,500,000	2,538,013
TELUS Corp. yankee 8% 6/1/11	13,415,000	15,688,869
Verizon Global Funding Corp. 7.25% 12/1/10	7,758,000	8,793,763
Verizon New York, Inc. 6.875% 4/1/12	5,229,000	5,778,950
		62,283,596
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
America Movil SA de CV 6.375% 3/1/35	$ 4,960,000	$ 4,840,211
AT&T Wireless Services, Inc. 7.875% 3/1/11	4,850,000	5,636,505
		10,476,716
TOTAL TELECOMMUNICATION SERVICES		72,760,312
UTILITIES - 2.7%
Electric Utilities - 2.1%
Duke Capital LLC:
4.37% 3/1/09	2,825,000	2,815,172
6.25% 2/15/13	4,500,000	4,857,854
Exelon Corp. 4.9% 6/15/15	9,500,000	9,533,858
Exelon Generation Co. LLC 5.35% 1/15/14	10,500,000	10,889,592
FirstEnergy Corp. 6.45% 11/15/11	1,185,000	1,294,762
Monongahela Power Co. 5% 10/1/06	3,890,000	3,921,486
Oncor Electric Delivery Co. 6.375% 5/1/12	6,200,000	6,794,134
Progress Energy, Inc.:
7.1% 3/1/11	7,470,000	8,321,326
7.75% 3/1/31	12,910,000	16,107,872
TXU Energy Co. LLC 7% 3/15/13	3,930,000	4,382,862
		68,918,918
Independent Power Producers & Energy Traders - 0.2%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,389,426
Duke Energy Corp. 5.625% 11/30/12	3,565,000	3,781,727
		6,171,153
Multi-Utilities - 0.4%
Dominion Resources, Inc.:
4.75% 12/15/10	4,685,000	4,713,433
5.95% 6/15/35	5,470,000	5,665,892
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	3,235,000	3,249,111
		13,628,436
TOTAL UTILITIES		88,718,507
TOTAL NONCONVERTIBLE BONDS (Cost $667,042,849)		676,974,250
U.S. Government and Government Agency Obligations - 16.5%
	Principal Amount	Value
U.S. Government Agency Obligations - 6.2%
Fannie Mae 6.25% 2/1/11	$ 53,700,000	$ 58,842,634
Financing Corp. - coupon STRIPS:
0% 8/8/05	5,482,000	5,462,967
0% 11/30/05	1,666,000	1,641,988
Freddie Mac:
4.5% 1/15/14	26,270,000	26,806,171
5.25% 11/5/12	51,240,000	51,741,486
5.875% 3/21/11	45,055,000	48,579,292
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	771,609	791,971
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A:
7.57% 8/1/13	10,090,000	10,121,198
7.63% 8/1/14	1,000,000	1,003,185
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		204,990,892
U.S. Treasury Inflation Protected Obligations - 6.1%
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	65,025,450	71,179,977
3.375% 4/15/32	46,364,607	63,072,185
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13	16,948,800	17,310,946
2% 1/15/14	15,794,100	16,268,540
4.25% 1/15/10	28,383,593	31,940,396
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		199,772,044
U.S. Treasury Obligations - 4.2%
U.S. Treasury Bonds 8% 11/15/21	10,900,000	15,705,788
U.S. Treasury Notes 4.75% 5/15/14	113,660,000	120,603,931
TOTAL U.S. TREASURY OBLIGATIONS		136,309,719
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $528,577,230)		541,072,655
U.S. Government Agency - Mortgage Securities - 29.1%
	Principal Amount	Value
Fannie Mae - 26.0%
3.463% 4/1/34 (g)	$ 1,350,023	$ 1,353,342
3.737% 1/1/35 (g)	872,223	869,092
3.753% 10/1/33 (g)	534,232	530,169
3.797% 6/1/34 (g)	2,401,173	2,366,866
3.827% 12/1/34 (g)	176,763	176,346
3.83% 1/1/35 (g)	578,131	577,054
3.836% 6/1/33 (g)	436,748	433,155
3.84% 1/1/35 (g)	1,628,332	1,632,980
3.913% 12/1/34 (g)	543,113	542,010
3.941% 10/1/34 (g)	751,812	750,999
3.98% 1/1/35 (g)	760,117	757,789
3.984% 5/1/33 (g)	176,252	176,481
3.987% 12/1/34 (g)	697,514	694,875
4% 6/1/18 to 9/1/19	61,946,194	60,738,828
4% 7/1/20 (c)(d)	35,000,000	34,267,188
4% 1/1/35 (g)	473,151	471,452
4.017% 12/1/34 (g)	3,848,239	3,866,284
4.021% 12/1/34 (g)	551,109	549,156
4.023% 2/1/35 (g)	502,652	501,460
4.029% 1/1/35 (g)	263,905	264,386
4.037% 12/1/34 (g)	384,755	386,379
4.048% 1/1/35 (g)	505,954	504,532
4.052% 2/1/35 (g)	508,964	508,199
4.055% 10/1/18 (g)	583,990	582,129
4.057% 5/1/34 (g)	223,598	223,311
4.072% 12/1/34 (g)	1,048,182	1,053,423
4.079% 4/1/33 (g)	197,064	198,040
4.105% 1/1/35 (g)	1,126,303	1,133,273
4.115% 2/1/35 (g)	354,361	354,971
4.118% 1/1/35 (g)	1,064,386	1,065,768
4.118% 2/1/35 (g)	348,696	349,809
4.12% 2/1/35 (g)	979,713	982,170
4.127% 1/1/35 (g)	1,107,557	1,116,540
4.128% 2/1/35 (g)	2,007,201	2,011,320
4.145% 2/1/35 (g)	1,217,001	1,223,954
4.151% 1/1/35 (g)	1,857,640	1,863,217
4.162% 2/1/35 (g)	959,395	963,063
4.17% 11/1/34 (g)	952,345	953,431
4.197% 1/1/35 (g)	908,206	912,971
4.2% 1/1/35 (g)	2,078,084	2,097,877
4.202% 1/1/35 (g)	1,097,110	1,094,500
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.23% 11/1/34 (g)	$ 295,317	$ 296,991
4.232% 3/1/34 (g)	495,084	496,278
4.25% 2/1/35 (g)	562,621	560,174
4.293% 3/1/35 (g)	540,787	544,112
4.302% 1/1/35 (g)	723,587	723,152
4.305% 8/1/33 (g)	1,219,551	1,231,507
4.318% 3/1/33 (g)	284,635	284,140
4.319% 5/1/35 (g)	834,377	839,017
4.324% 12/1/34 (g)	372,545	375,200
4.349% 2/1/35 (g)	375,773	377,194
4.351% 1/1/35 (g)	549,158	549,048
4.357% 1/1/35 (g)	580,063	583,876
4.368% 2/1/34 (g)	1,417,549	1,420,632
4.4% 2/1/35 (g)	887,490	888,253
4.409% 5/1/35 (g)	1,625,000	1,625,763
4.455% 3/1/35 (g)	774,667	775,423
4.479% 4/1/34 (g)	975,678	981,108
4.484% 10/1/34 (g)	3,279,891	3,310,291
4.493% 8/1/34 (g)	1,938,664	1,953,204
4.499% 3/1/35 (g)	1,713,192	1,718,049
4.5% 5/1/18 to 5/1/35	102,778,573	101,808,752
4.5% 7/1/20 (c)	50,000,000	49,734,375
4.5% 5/1/35 (g)	593,217	599,030
4.508% 1/1/35 (g)	979,839	991,828
4.53% 3/1/35 (g)	1,570,921	1,577,794
4.549% 8/1/34 (g)	1,239,703	1,256,576
4.568% 2/1/35 (g)	3,956,182	4,002,616
4.57% 2/1/35 (g)	612,655	617,873
4.587% 2/1/35 (g)	5,088,899	5,138,305
4.625% 2/1/35 (g)	1,744,456	1,753,655
4.639% 2/1/35 (g)	489,429	496,884
4.67% 11/1/34 (g)	2,016,343	2,034,147
4.694% 11/1/34 (g)	2,022,325	2,038,927
4.725% 3/1/35 (g)	5,130,817	5,207,860
4.742% 3/1/35 (g)	970,469	979,453
4.748% 7/1/34 (g)	1,805,933	1,811,265
4.815% 12/1/32 (g)	899,963	911,072
5% 2/1/18 to 6/1/34	67,646,284	68,394,931
5% 8/1/35 (c)	17,098,396	17,055,650
5% 8/1/35 (c)	83,345,351	83,136,988
5% 8/11/35 (c)	30,000,000	29,925,000
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.5% 2/1/11 to 10/1/34	$ 92,644,523	$ 94,545,198
5.5% 7/1/35 (c)(d)	54,898,541	55,601,929
5.5% 7/1/35 (c)	11,560,000	11,708,113
6% 6/1/13 to 1/1/34	40,826,766	41,985,867
6.5% 2/1/12 to 5/1/34	65,669,344	68,150,547
6.5% 7/1/35 (c)	18,289,984	18,924,418
7% 11/1/05 to 2/1/33	19,406,695	20,465,757
7% 7/1/20 (c)	3,757,832	3,933,980
7.5% 10/1/09 to 11/1/31	8,112,516	8,674,933
8% 6/1/10 to 6/1/29	9,110	9,490
11.5% 11/1/15	45,629	51,132
TOTAL FANNIE MAE		854,156,546
Freddie Mac - 1.6%
4.106% 12/1/34 (g)	646,912	646,590
4.13% 12/1/34 (g)	930,871	930,254
4.232% 1/1/35 (g)	940,010	940,384
4.307% 3/1/35 (g)	801,961	800,420
4.307% 5/1/35 (g)	1,390,930	1,395,075
4.314% 12/1/34 (g)	821,527	819,908
4.364% 1/1/35 (g)	2,132,728	2,144,998
4.37% 3/1/35 (g)	1,156,974	1,155,121
4.401% 2/1/35 (g)	1,599,161	1,596,662
4.441% 2/1/34 (g)	927,972	931,853
4.444% 3/1/35 (g)	743,935	742,395
4.491% 3/1/35 (g)	2,163,660	2,167,632
4.497% 6/1/35 (g)	1,200,000	1,209,876
4.498% 3/1/35 (g)	5,330,000	5,346,656
4.504% 3/1/35 (g)	874,519	874,075
4.564% 2/1/35 (g)	1,267,332	1,270,995
5% 11/1/33	699,472	700,587
5.034% 4/1/35 (g)	4,722,103	4,794,493
5.098% 8/1/33 (g)	395,180	402,801
5.5% 7/1/35	10,000,000	10,189,063
6% 10/1/23 to 5/1/33	9,771,169	10,048,108
7.5% 11/1/16 to 6/1/32	3,980,885	4,270,235
8% 7/1/25 to 10/1/27	104,929	113,206
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8.5% 2/1/19 to 8/1/22	$ 19,581	$ 21,333
12% 11/1/19	19,693	21,861
TOTAL FREDDIE MAC		53,534,581
Government National Mortgage Association - 1.5%
6% 6/15/08 to 12/15/10	3,183,236	3,275,141
6.5% 12/15/07 to 12/15/32	21,345,898	22,259,414
7% 6/15/24 to 12/15/33	17,990,671	19,061,852
7.5% 3/15/22 to 8/15/28	4,646,529	4,998,401
8% 4/15/24 to 12/15/25	270,118	292,291
8.5% 8/15/29 to 11/15/31	717,542	782,450
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		50,669,549
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $949,764,221)		958,360,676
Asset-Backed Securities - 5.7%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	3,409,643	3,336,400
ACE Securities Corp. Series 2004-OP1:
Class M1, 3.8344% 4/25/34 (g)	2,390,000	2,392,417
Class M2, 4.3644% 4/25/34 (g)	3,375,000	3,381,105
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 3.62% 11/6/09 (g)	3,425,000	3,437,914
Series 2003-BX Class A4B, 3.53% 1/6/10 (g)	2,220,000	2,227,909
Ameriquest Mortgage Securities, Inc.:
Series 2002-AR1 Class M2, 4.6144% 9/25/32 (g)	785,762	786,597
Series 2003-3 Class M1, 4.1144% 3/25/33 (g)	4,050,000	4,089,600
Amortizing Residential Collateral Trust Series 2002-BC7 Class M1, 3.89% 10/25/32 (g)	18,293,000	18,430,198
Argent Securities, Inc. Series 2003-W3 Class M2, 5.1144% 9/25/33 (g)	5,400,000	5,568,259
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 3.6% 4/15/33 (g)	842,966	843,403
Class M1, 4.12% 4/15/33 (g)	4,770,000	4,798,162
Series 2004-HE2 Class M1, 3.8644% 4/25/34 (g)	3,320,000	3,327,377
Bayview Financial Asset Trust Series 2000-F Class A, 3.82% 9/28/43 (g)	7,933,894	7,945,702
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Asset Trust Series 2004-2 Class A2, 3.35% 2/15/08	$ 4,890,000	$ 4,843,180
Capital One Auto Finance Trust Series 2003-A Class A4B, 3.5% 1/15/10 (g)	6,505,000	6,523,550
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.9% 7/15/08 (g)	6,380,000	6,384,286
Series 2003-B1 Class B1, 4.39% 2/17/09 (g)	7,735,000	7,790,588
Series 2003-B2 Class B2, 3.5% 2/17/09	4,070,000	4,051,454
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	4,855,000	4,812,340
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 5.2144% 10/25/33 (g)	1,774,982	1,808,792
Chase Credit Card Master Trust Series 2003-6 Class B, 3.57% 2/15/11 (g)	4,870,000	4,907,528
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 3.7444% 5/25/33 (g)	2,400,889	2,406,721
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (b)	4,725,000	5,039,726
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1:
Class B, 4.878% 6/15/35 (b)	2,706,000	2,719,424
Class C, 5.074% 6/15/35 (b)	2,457,000	2,468,709
Fieldstone Mortgage Investment Corp. Series 2004-2 Class M2, 4.4644% 7/25/34 (g)	5,110,000	5,109,888
First USA Secured Note Trust Series 2001-3 Class C, 4.14% 11/19/08 (b)(g)	6,360,000	6,404,718
Fremont Home Loan Trust Series 2005-A:
Class M1, 3.7444% 1/25/35 (g)	900,000	898,576
Class M2, 3.7744% 1/25/35 (g)	1,300,000	1,298,525
Class M3, 3.8044% 1/25/35 (g)	700,000	700,238
Home Equity Asset Trust:
Series 2003-2:
Class A2, 3.6944% 8/25/33 (g)	206,766	207,532
Class M1, 4.1944% 8/25/33 (g)	1,780,000	1,800,755
Series 2003-4:
Class M1, 4.1144% 10/25/33 (g)	215,000	216,724
Class M2, 5.2144% 10/25/33 (g)	255,000	258,382
Household Private Label Credit Card Master Note Trust I Series 2002-3 Class B, 4.47% 9/15/09 (g)	4,865,000	4,878,980
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 4.0644% 7/25/33 (g)	5,250,000	5,290,445
Class M2, 5.1644% 7/25/33 (g)	2,685,000	2,742,988
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.595% 10/15/08 (g)	3,400,000	3,405,600
Asset-Backed Securities - continued
	Principal Amount	Value
MBNA Credit Card Master Note Trust: - continued
Series 2001-B2 Class B2, 3.58% 1/15/09 (g)	$ 3,400,000	$ 3,409,325
Series 2002-B2 Class B2, 3.6% 10/15/09 (g)	3,400,000	3,415,429
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 4.4144% 12/27/32 (g)	1,010,000	1,023,537
Series 2003-NC6 Class M2, 5.2644% 6/27/33 (g)	8,680,000	8,914,365
Series 2004-NC2 Class M1, 3.8644% 12/25/33 (g)	1,410,000	1,413,370
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M2, 4.7144% 2/25/32 (g)	567,549	569,876
Series 2002-NC3 Class M1, 4.0344% 8/25/32 (g)	815,000	821,646
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (i)	5,150,000	2,642,465
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)	2,300,000	620,102
New Century Home Equity Loan Trust Series 2003-2 Class A2, 3.7444% 1/25/33 (g)	473,351	473,609
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	2,265,000	2,253,310
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	1,922,987	1,899,736
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (b)	1,861,406	1,807,891
Saxon Asset Securities Trust Series 2004-1 Class M1, 3.8444% 3/25/35 (g)	2,395,000	2,395,564
Sears Credit Account Master Trust II Series 2000-2 Class A, 6.75% 9/16/09	2,500,000	2,515,419
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.9144% 11/25/34 (g)	985,000	990,240
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.6744% 2/25/34 (g)	568,290	568,279
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 4.46% 6/15/10 (g)	3,540,000	3,540,000
TOTAL ASSET-BACKED SECURITIES (Cost $185,592,377)		186,808,855
Collateralized Mortgage Obligations - 8.0%

Private Sponsor - 3.5%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 3.7144% 1/25/34 (g)	3,229,919	3,238,546
Series 2005-1 Class 5A2, 3.6444% 5/25/35 (g)	5,606,031	5,611,945
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 3.5944% 1/25/35 (g)	9,005,822	9,005,822
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater Series 2005-2 Class M1, 3.5257% 12/20/54 (g)	$ 7,000,000	$ 6,997,813
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	813,497	825,700
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 3.7044% 3/25/28 (g)	6,160,065	6,198,075
Series 2004-E Class A2B, 3.7275% 11/25/29 (g)	4,851,233	4,842,487
Series 2004-G Class A2, 3.95% 11/25/29 (g)	2,522,434	2,527,525
Series 2005-B Class A2, 3.75% 6/25/30 (g)	4,689,010	4,689,010
Series 2003-E Class XA1, 1% 10/25/28 (g)(i)	24,299,836	310,807
Series 2003-G Class XA1, 1% 1/25/29 (i)	21,524,522	289,610
Series 2003-H Class XA1, 1% 1/25/29 (b)(i)	19,068,032	263,934
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.53% 6/25/35 (g)	7,725,000	7,725,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	2,678,267	2,739,589
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 4.64% 6/10/35 (b)(g)	1,719,343	1,751,581
Class B4, 4.84% 6/10/35 (b)(g)	1,535,818	1,562,694
Class B5, 5.44% 6/10/35 (b)(g)	1,043,197	1,066,669
Class B6, 5.94% 6/10/35 (b)(g)	627,850	641,977
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(i)	78,072,634	626,400
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 3.93% 1/20/35 (g)	10,650,043	10,677,100
Series 2004-4 Class A, 3.5881% 5/20/34 (g)	6,545,082	6,532,944
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 3.6244% 7/25/35 (g)	10,426,366	10,426,366
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	677,984	704,298
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.111% 6/25/65 (g)	7,832,059	7,776,989
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	14,715,101	14,687,060
Series 2005-AR9 Class 2A1, 4.3609% 5/25/35 (g)	5,054,391	5,053,601
TOTAL PRIVATE SPONSOR		116,773,542
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 4.5%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	$ 10,275,000	$ 10,918,764
Series 1999-57 Class PH, 6.5% 12/25/29	8,478,000	8,980,143
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2001-7 Class PQ, 6% 10/25/15	656,185	664,375
Series 2002-64 Class PC, 5.5% 12/25/26	3,672,485	3,693,997
Series 2003-81 Class MX, 3.5% 3/25/24	28,965,000	28,580,577
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2498 Class PD, 5.5% 2/15/16	2,310,000	2,350,091
Series 2543 CLass PM, 5.5% 8/15/18	5,350,000	5,413,233
Series 2614 Class TD, 3.5% 5/15/16	5,000,000	4,864,097
Series 2665 Class PB, 3.5% 6/15/23	1,035,000	1,021,824
Series 2677 Class LD, 4.5% 3/15/17	1,305,000	1,303,940
Series 2760 Class EB, 4.5% 9/15/16	5,833,000	5,855,277
Series 2773:
Class ED, 4.5% 8/15/17	16,863,000	16,881,246
Class EG, 4.5% 4/15/19	13,500,000	13,311,855
Series 2775 Class OC, 4.5% 12/15/15	20,429,000	20,528,994
Series 2780 Class QE, 4.5% 4/15/19	2,400,000	2,379,573
Series 2870 Class BE, 4.5% 4/15/18	10,000,000	9,924,382
Series 2885 Class PC, 4.5% 3/15/18	5,430,000	5,452,632
sequential pay Series 2750 Class ZT, 5% 2/15/34	3,911,775	3,675,898
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8918% 10/16/23 (g)	795,000	834,661
TOTAL U.S. GOVERNMENT AGENCY		146,635,559
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $259,797,308)		263,409,101
Commercial Mortgage Securities - 8.4%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	1,762,344	1,788,351
Series 1997-D5 Class PS1, 1.6362% 2/14/43 (g)(i)	60,702,393	3,075,481
Banc of America Commercial Mortgage, Inc. Series 2005-3 Series A3B, 5.09% 7/10/43 (c)(g)	10,415,000	10,751,290
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class A3, 3.54% 11/15/15 (b)(g)	$ 2,715,000	$ 2,717,129
Class C, 3.69% 11/15/15 (b)(g)	555,000	557,302
Class D, 3.77% 11/15/15 (b)(g)	870,000	874,805
Class F, 4.12% 11/15/15 (b)(g)	620,000	624,213
Class H, 4.62% 11/15/15 (b)(g)	555,000	558,806
Class J, 5.17% 11/15/15 (b)(g)	580,000	584,297
Class K, 5.82% 11/15/15 (b)(g)	520,000	522,680
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.8944% 8/25/33 (b)(g)	4,400,266	4,436,018
Series 2004-2 Class A, 3.7444% 8/25/34 (b)(g)	4,033,651	4,045,783
Series 2004-3:
Class A2, 3.7344% 1/25/35 (b)(g)	628,344	629,510
Class M1, 3.8144% 1/25/35 (b)(g)	695,046	695,816
Class M2, 4.3144% 1/25/35 (b)(g)	435,008	436,350
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class C, 4.937% 5/14/16 (b)	2,395,000	2,440,673
Class D, 4.986% 5/14/16 (b)	875,000	891,976
Class E, 5.064% 5/14/16 (b)	2,705,000	2,758,302
Class F, 5.182% 5/14/16 (b)	650,000	663,242
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	1,697,876	1,890,279
Class F, 7.734% 1/15/32	920,000	1,014,685
Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(g)	2,080,000	2,277,300
COMM floater Series 2002-FL7:
Class A2, 3.57% 11/15/14 (b)(g)	825,187	825,313
Class D, 3.79% 11/15/14 (b)(g)	150,000	150,114
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class D, 3.86% 9/15/14 (b)(g)	350,000	350,149
Class E, 3.92% 9/15/14 (b)(g)	480,000	480,434
Class F, 4.02% 9/15/14 (b)(g)	375,000	375,384
Class G, 4.2% 9/15/14 (b)(g)	860,000	860,982
Class H, 4.3% 9/15/14 (b)(g)	915,000	916,044
Class J, 4.82% 9/15/14 (b)(g)	310,000	310,352
Class K, 5.22% 9/15/14 (b)(g)	495,000	495,560
Class L, 5.42% 9/15/14 (b)(g)	400,000	399,978
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1998-C1 Class A1B, 6.48% 5/17/40	643,019	678,555
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2003-C4 Class A3, 4.7% 8/15/36 (g)	$ 320,000	$ 324,532
Series 1997-C2 Class D, 7.27% 1/17/35	14,470,000	15,702,731
Series 1998-C1 Class D, 7.17% 5/17/40	2,205,000	2,479,101
Series 2003-C3 Class ASP, 1.8839% 5/15/38 (b)(g)(i)	62,949,009	4,040,124
Series 2004-C1 Class ASP, 0.9379% 1/15/37 (b)(g)(i)	41,505,216	1,550,461
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	13,185,000	14,210,419
DLJ Commercial Mortgage Corp. sequential pay Series 1999-CG2 Class A1A, 6.88% 6/10/32	6,285,055	6,508,510
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (b)	11,400,000	11,694,245
Class C1, 7.52% 5/15/06 (b)	8,700,000	8,930,550
Class D1, 7.77% 5/15/06 (b)	6,800,000	6,957,158
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C, 6.944% 6/15/31	6,700,000	7,268,849
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay:
Series 2002-26 Class C, 5.996% 2/16/24 (g)	5,850,000	6,143,044
Series 2003-87 Class C, 5.2429% 8/16/32 (g)	5,000,000	5,194,128
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2003-47 Class C, 4.227% 10/16/27	6,700,000	6,660,567
Series 2003-47 Class XA, 0.0217% 6/16/43 (g)(i)	17,836,174	863,949
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1997-C2 Class A3, 6.566% 4/15/29	3,260,853	3,412,720
Series 2004-C3 Class X2, 0.7492% 12/10/41 (g)(i)	6,825,000	208,816
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (b)	6,715,000	6,723,394
Series 2003-C1 Class XP, 2.1677% 7/5/35 (b)(g)(i)	31,867,475	2,364,468
GS Mortgage Securities Corp. II:
sequential pay:
Series 1998-GLII Class A2, 6.562% 4/13/31	6,070,000	6,419,760
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	5,835,000	6,493,724
Series 1998-GLII Class E, 7.1906% 4/13/31 (g)	4,103,000	4,320,992
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay:
Series 1998-C6 Class A3, 6.613% 1/15/30	10,050,000	10,535,677
Series 1999-C7 Class A2, 6.507% 10/15/35	5,555,000	5,912,226
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class B, 6.59% 2/18/30	$ 800,000	$ 845,839
Series 1999-C1 Class B, 6.93% 6/15/31	3,854,000	4,212,076
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2001-C3 Class A1, 6.058% 6/15/20	14,174,373	14,767,593
Series 2003-C5 Class A2, 3.478% 7/15/27	1,000,000	983,163
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (b)	5,900,000	5,317,080
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-WF1 Class A2, 6.21% 11/15/31	1,550,000	1,633,321
Series 1999-RM1 Class E, 6.989% 12/15/31 (g)	824,000	894,982
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.3988% 3/12/35 (b)(g)(i)	35,142,760	2,101,281
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	5,060,000	5,532,036
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (b)	12,680,000	13,357,736
Series 1:
Class D2, 6.992% 11/15/07 (b)	13,890,000	14,659,257
Class E2, 7.224% 11/15/07 (b)	8,260,000	8,772,692
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C4, 6.893% 5/15/16 (b)	1,000,000	1,115,004
Class E3, 7.253% 3/15/13 (b)	5,725,000	5,984,394
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $271,332,442)		275,173,752
Municipal Securities - 0.4%

Chicago Board of Ed. Series A:
5.5% 12/1/25 (AMBAC Insured)	600,000	716,268
5.5% 12/1/26 (AMBAC Insured)	3,590,000	4,301,430
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.5% 1/1/29 (FGIC Insured) (c)	2,300,000	2,770,833
New Jersey Econ. Dev. Auth. Rev. Series N1, 5.5% 9/1/24 (AMBAC Insured)	4,250,000	5,084,360
Univ. of Virginia Univ. Revs. 5% 6/1/37 (c)	1,300,000	1,395,485
TOTAL MUNICIPAL SECURITIES (Cost $14,100,662)		14,268,376
Foreign Government and Government Agency Obligations - 2.1%
	Principal Amount	Value
Chilean Republic 7.125% 1/11/12	$ 1,460,000	$ 1,678,416
Israeli State 4.625% 6/15/13	5,305,000	5,255,266
Korean Republic 4.875% 9/22/14	3,000,000	3,046,755
Russian Federation 8.25% 3/31/10 (Reg. S)	5,395,000	5,880,550
United Mexican States:
5.875% 1/15/14	3,690,000	3,850,515
6.75% 9/27/34	25,820,000	27,369,200
7.5% 4/8/33	18,650,000	21,494,125
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $62,810,233)		68,574,827
Fixed-Income Funds - 14.4%
	Shares
Fidelity Ultra-Short Central Fund (h) (Cost $472,024,582)	4,743,231	471,951,485
Cash Equivalents - 4.8%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.42%, dated 6/30/05 due 7/1/05)	$ 151,258,385	151,244,000
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.91%, dated 6/30/05 due 7/1/05)	7,941,642	7,941,000
TOTAL CASH EQUIVALENTS (Cost $159,185,000)		159,185,000
TOTAL INVESTMENT PORTFOLIO - 110.0% (Cost $3,570,226,904)		3,615,778,977
NET OTHER ASSETS - (10.0)%		(329,152,974)
NET ASSETS - 100%		$ 3,286,626,003
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the proportional notional amount (f)

	June 2010	$ 16,600,000	$ (147,093)
Receive quarterly a fixed rate of .65% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the proportional notional amount (f)	June 2015	16,600,000	(249,222)
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to JPMorgan Chase, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)	March 2015	40,000,000	(408,068)
Receive quarterly notional amount multiplied by .39% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	3,750,000	(3,008)
Receive quarterly notional amount multiplied by .43% and pay Lehman Brothers, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 6.25% 2/1/11	June 2010	15,000,000	39,297
Receive quarterly notional amount multiplied by .48% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	5,000,000	24,460
Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc. upon default event of Tyco International Group SA, par value of the notional amount of Tyco International Group SA yankee 6.375% 10/15/11	June 2010	5,000,000	7,954
TOTAL CREDIT DEFAULT SWAP		101,950,000	(735,680)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.38% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	May 2006	$ 250,000,000	$ (965,675)
Receive quarterly a fixed rate equal to 3.8915% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Feb. 2008	40,000,000	(99,460)
TOTAL INTEREST RATE SWAP		290,000,000	(1,065,135)
Total Return Swap
Receive Monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Bank of America	March 2006	12,600,000	11,137
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Citibank	Oct. 2005	12,500,000	0
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	July 2005	12,500,000	115,359
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a return based on 1-month LIBOR minus 50 basis points with Citibank	Jan. 2006	30,000,000	291,468
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	March 2006	70,000,000	266,133
Swap Agreements - continued
	Expiration Date	Notional Amount	Value

Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Bank of America

	Dec. 2005	$ 20,045,000	$ 78,370
Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 40 basis points with Bank of America	Nov. 2005	14,000,000	280,055
TOTAL TOTAL RETURN SWAP		171,645,000	1,042,522
		$ 563,595,000	$ (758,293)
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $287,583,845 or 8.8% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $3,571,511,860. Net unrealized appreciation aggregated $44,267,117, of which $59,662,569 related to appreciated investment securities and $15,395,452 related to depreciated investment securities.

Quarterly Report

Fidelity Ultra-Short Central Fund

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
3.8594% 9/10/07 (e)	$ 16,665,000	$ 16,664,367
3.8938% 5/24/06 (e)	4,700,000	4,712,070
		21,376,437
Media - 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,292,840
Cox Communications, Inc. (Reg. S) 3.95% 12/14/07 (e)	12,140,000	12,204,026
Liberty Media Corp. 4.91% 9/17/06 (e)	16,694,000	16,796,835
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,340,428
		45,634,129
TOTAL CONSUMER DISCRETIONARY		67,010,566
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,775,341
FINANCIALS - 1.0%
Capital Markets - 0.1%
State Street Capital Trust II 3.7681% 2/15/08 (e)	10,000,000	10,017,720
Commercial Banks - 0.3%
Wells Fargo & Co. 3.4194% 3/10/08 (e)	16,600,000	16,591,916
Consumer Finance - 0.2%
General Motors Acceptance Corp. 4.3948% 10/20/05 (e)	14,765,000	14,777,580
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	700,645
Thrifts & Mortgage Finance - 0.4%
Countrywide Financial Corp. 3.29% 4/11/07 (e)	11,025,000	11,032,376
Residential Capital Corp. 4.835% 6/29/07 (b)(e)	14,150,000	14,155,320
		25,187,696
TOTAL FINANCIALS		67,275,557
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.2%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,461,576
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,722,679
GTE Corp. 6.36% 4/15/06	9,000,000	9,153,927
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services
SBC Communications, Inc. 4.389% 6/5/06 (b)	$ 15,315,000	$ 15,352,522
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,043,788
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,529,777
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,163,200
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,876,357
		76,303,826
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,620,186
TOTAL TELECOMMUNICATION SERVICES		81,924,012
UTILITIES - 0.4%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 3.63% 4/1/07 (b)(e)	12,800,000	12,802,035
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,371,323
TOTAL UTILITIES		22,173,358
TOTAL NONCONVERTIBLE BONDS (Cost $250,535,679)		250,158,834
U.S. Government Agency Obligations - 0.0%

Fannie Mae 0% 9/28/05 (d) (Cost $991,681)	1,000,000	991,693
Asset-Backed Securities - 34.2%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.6144% 7/25/34 (e)	8,359,948	8,385,212
Series 2004-3 Class 2A4, 3.6644% 10/25/34 (e)	10,915,000	10,950,012
Series 2004-4 Class A2D, 3.6644% 1/25/35 (e)	3,725,124	3,735,485
Series 2005-1:
Class M1, 3.7844% 4/25/35 (e)	11,280,000	11,256,125
Class M2, 4.0044% 4/25/35 (e)	5,275,000	5,277,066
ACE Securities Corp.:
Series 2002-HE1 Class M1, 3.9644% 6/25/32 (e)	1,415,380	1,427,205
Series 2002-HE2 Class M1, 4.1644% 8/25/32 (e)	21,525,000	21,618,289
Series 2003-FM1 Class M2, 5.1644% 11/25/32 (e)	3,015,000	3,054,652
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2003-HS1:
Class M1, 4.0644% 6/25/33 (e)	$ 800,000	$ 803,804
Class M2, 5.0644% 6/25/33 (e)	856,000	871,665
Series 2003-NC1 Class M1, 4.0944% 7/25/33 (e)	1,600,000	1,612,196
Series 2004-HE1:
Class M1, 3.8144% 2/25/34 (e)	2,193,000	2,193,886
Class M2, 4.4144% 2/25/34 (e)	2,475,000	2,476,308
Series 2004-OP1:
Class M1, 3.8344% 4/25/34 (e)	4,420,000	4,424,470
Class M2, 4.3644% 4/25/34 (e)	6,240,000	6,251,288
Series 2005-HE2:
Class M1, 3.7544% 4/25/35 (e)	1,530,000	1,527,957
Class M2, 3.7644% 4/25/35 (e)	1,803,000	1,797,526
Class M3, 3.7944% 4/25/35 (e)	1,040,000	1,038,642
Class M4, 3.9544% 4/25/35 (e)	1,340,000	1,338,262
Series 2005-HE3:
Class A2A, 3.4144% 5/25/35 (e)	8,312,520	8,313,005
Class A2B, 3.5244% 5/25/35 (e)	4,370,000	4,371,054
Series 2005-SD1 Class A1, 3.7144% 11/25/50 (e)	2,812,303	2,813,110
Aesop Funding II LLC Series 2005-1A Class A2, 3.32% 4/20/09 (b)(e)	8,800,000	8,786,800
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.53% 2/15/08 (e)	10,000,000	10,000,447
Series 2002-6 Class B, 3.67% 3/15/10 (e)	5,000,000	5,032,920
Series 2004-1 Class B, 3.47% 9/15/11 (e)	5,775,000	5,800,047
Series 2004-C Class C, 3.72% 2/15/12 (b)(e)	17,992,640	18,049,066
Series 2005-1 Class A, 3.25% 10/15/12 (e)	15,455,000	15,481,417
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,945,750
Series 2003-AM:
Class A3B, 3.52% 6/6/07 (e)	1,217,423	1,217,691
Class A4B, 3.62% 11/6/09 (e)	12,400,000	12,446,754
Series 2003-BX Class A4B, 3.53% 1/6/10 (e)	3,265,000	3,276,632
Series 2003-CF Class A3, 2.75% 10/9/07	14,016,278	13,975,817
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,611,600
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.0144% 8/25/32 (e)	5,000,000	5,031,139
Series 2002-AR1 Class M2, 4.6144% 9/25/32 (e)	1,375,489	1,376,951
Series 2003-1:
Class A2, 3.7244% 2/25/33 (e)	606,792	607,135
Class M1, 4.2144% 2/25/33 (e)	3,330,000	3,357,330
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-3:
Class M1, 4.1144% 3/25/33 (e)	$ 1,590,000	$ 1,605,547
Class S, 5% 9/25/05 (f)	4,457,447	33,756
Series 2003-6:
Class AV3, 3.6344% 8/25/33 (e)	123,978	123,974
Class M1, 4.0744% 8/25/33 (e)	7,560,000	7,613,321
Class M2, 5.1644% 5/25/33 (e)	2,750,000	2,810,724
Series 2003-AR1 Class M1, 4.4644% 1/25/33 (e)	7,000,000	7,077,685
Series 2004-R2:
Class M1, 3.7444% 4/25/34 (e)	1,230,000	1,229,974
Class M2, 3.7944% 4/25/34 (e)	950,000	949,980
Class M3, 3.8644% 4/25/34 (e)	3,500,000	3,499,926
Class M4, 4.3644% 4/25/34 (e)	4,500,000	4,499,900
Series 2004-R9 Class A3, 3.6344% 10/25/34 (e)	9,340,000	9,361,161
Series 2005-R1:
Class M1, 3.7644% 3/25/35 (e)	5,710,000	5,693,365
Class M2, 3.7944% 3/25/35 (e)	1,925,000	1,919,520
Series 2005-R2 Class M1, 3.7644% 4/25/35 (e)	12,500,000	12,523,620
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.6444% 6/25/32 (e)	2,411,175	2,420,266
Series 2002-BC6 Class M1, 4.0644% 8/25/32 (e)	24,900,000	25,115,527
Series 2002-BC7:
Class M1, 3.89% 10/25/32 (e)	10,000,000	10,075,000
Class M2, 4.2144% 10/25/32 (e)	5,575,000	5,614,254
Series 2003-BC1 Class M2, 4.4144% 1/25/32 (e)	802,109	805,887
ARG Funding Corp.:
Series 2005-1A Class A2, 3.36% 4/20/09 (b)(e)	11,000,000	10,975,938
Series 2005-2A Class A2, 3.2% 5/20/09 (b)(e)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.1144% 9/25/33 (e)	20,000,000	20,623,180
Series 2003-W7 Class A2, 3.7044% 3/1/34 (e)	4,816,674	4,827,413
Series 2004-W5 Class M1, 3.9144% 4/25/34 (e)	3,960,000	3,964,857
Series 2004-W7:
Class M1, 3.8644% 5/25/34 (e)	4,085,000	4,084,911
Class M2, 3.9144% 5/25/34 (e)	3,320,000	3,319,928
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 3.6% 4/15/33 (e)	1,442,768	1,443,517
Class M1, 4.12% 4/15/33 (c)(e)	11,365,000	11,432,099
Series 2003-HE3:
Class M1, 4.05% 6/15/33 (e)	2,185,000	2,199,785
Class M2, 5.22% 6/15/33 (e)	10,000,000	10,205,774
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE4 Class M2, 5.22% 8/15/33 (e)	$ 5,695,000	$ 5,814,079
Series 2003-HE5 Class A2A, 3.58% 8/15/33 (e)	2,509,591	2,511,330
Series 2003-HE6 Class M1, 3.9644% 11/25/33 (e)	3,475,000	3,493,941
Series 2004-HE2 Class M1, 3.8644% 4/25/34 (e)	6,060,000	6,073,465
Series 2004-HE3:
Class M1, 3.8544% 6/25/34 (e)	1,450,000	1,450,463
Class M2, 4.4344% 6/25/34 (e)	3,350,000	3,350,928
Series 2004-HE6 Class A2, 3.6744% 6/25/34 (e)	18,676,048	18,716,840
Series 2005-HE2:
Class M1, 3.7644% 3/25/35 (e)	8,250,000	8,239,487
Class M2, 3.8144% 3/25/35 (e)	2,065,000	2,066,499
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.6% 12/15/09 (e)	20,655,000	20,744,833
Series 2002-B2 Class B2, 3.56% 5/15/08 (e)	15,000,000	15,003,699
Series 2002-B3 Class B, 3.58% 8/15/08 (e)	14,500,000	14,507,965
Series 2002-C1 Class C1, 4.18% 12/15/09 (e)	7,980,000	8,069,338
Series 2002-C2 Class C2, 4.21% 5/15/08 (e)	35,785,000	35,839,473
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.74% 5/28/44 (e)	8,844,962	8,870,041
Bayview Financial Asset Trust Series 2000-F Class A, 3.82% 9/28/43 (e)	9,917,367	9,932,127
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.77% 2/28/44 (e)	5,988,627	6,000,925
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.8144% 2/25/35 (e)	6,655,000	6,644,371
Class M2, 4.0644% 2/25/35 (e)	2,430,000	2,433,550
Series 2005-HE5 Class 1A1, 3.4244% 6/25/35 (e)	11,483,011	11,483,011
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,139,605	3,114,851
Series 2003-1 Class B, 3.69% 6/15/10 (b)(e)	6,226,579	6,245,407
Series 2003-2 Class B, 3.5% 1/15/09 (e)	2,943,456	2,947,925
Series 2005-1 Class B, 3.595% 6/15/10 (e)	5,725,000	5,725,000
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.5% 1/15/10 (e)	9,630,000	9,657,461
Series 2004-B Class A4, 3.33% 8/15/11 (e)	16,300,000	16,303,141
Capital One Master Trust:
Series 1999-3 Class B, 3.7% 9/15/09 (e)	5,000,000	5,005,452
Series 2001-1 Class B, 3.73% 12/15/10 (e)	19,500,000	19,647,588
Series 2001-8A Class B, 3.77% 8/17/09 (e)	9,585,000	9,637,363
Series 2002-4A Class B, 3.72% 3/15/10 (e)	6,000,000	6,030,504
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.9% 7/15/08 (e)	$ 17,705,000	$ 17,716,894
Series 2003-B1 Class B1, 4.39% 2/17/09 (e)	15,470,000	15,581,177
Capital Trust Ltd. Series 2004-1:
Class A2, 3.71% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 4.01% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 4.36% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.3444% 1/25/32 (e)	4,244,221	4,258,011
Series 2002-HE2 Class M1, 4.0144% 1/25/33 (e)	9,278,431	9,312,691
Series 2002-HE3:
Class M1, 4.4144% 3/25/33 (e)	21,499,948	21,806,888
Class M2, 5.5644% 3/25/33 (e)	9,968,976	10,160,562
Series 2003-HE1:
Class M1, 4.2144% 8/25/33 (e)	1,989,998	1,997,870
Class M2, 5.2644% 8/25/33 (e)	4,369,996	4,431,337
Series 2003-HE2 Class A, 3.6644% 10/25/33 (e)	2,108,537	2,110,146
Series 2003-HE3:
Class M1, 4.0144% 11/25/33 (e)	2,254,989	2,272,810
Class M2, 5.0644% 11/25/33 (e)	1,719,992	1,756,394
Series 2004-HE2 Class M2, 4.5144% 7/26/34 (e)	2,345,000	2,366,648
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.7% 3/16/09 (e)	1,305,000	1,311,703
Series 2002-4 Class B, 3.53% 10/15/07 (e)	12,000,000	11,999,938
Series 2002-6 Class B, 3.57% 1/15/08 (e)	11,850,000	11,853,664
Series 2004-1 Class B, 3.42% 5/15/09 (e)	4,105,000	4,104,784
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (e)	17,500,000	17,518,102
Series 2001-B2 Class B2, 3.8494% 12/10/08 (e)	11,945,000	12,004,410
Series 2002-B1 Class B1, 3.8% 6/25/09 (e)	9,010,000	9,044,790
Series 2002-C1 Class C1, 4.2185% 2/9/09 (e)	17,500,000	17,695,591
Series 2003-B1 Class B1, 3.66% 3/7/08 (e)	25,000,000	25,039,025
Series 2003-C1 Class C1, 4.2225% 4/7/10 (e)	17,785,000	18,170,529
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.7244% 12/25/33 (b)(e)	8,259,013	8,259,870
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 3.43% 6/15/11 (e)	18,000,000	18,000,000
Class B, 3.72% 6/15/11 (e)	2,280,000	2,280,000
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.7444% 5/25/33 (e)	1,700,999	1,705,131
Series 2003-BC1 Class M2, 5.3144% 9/25/32 (e)	11,065,000	11,209,057
Series 2003-SD3 Class A1, 3.7344% 12/25/32 (b)(e)	1,025,975	1,031,632
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-2 Class M1, 3.8144% 5/25/34 (e)	$ 5,200,000	$ 5,207,049
Series 2004-3:
Class 3A4, 3.5644% 8/25/34 (e)	573,199	570,860
Class M1, 3.8144% 6/25/34 (e)	1,475,000	1,476,397
Series 2004-4:
Class A, 3.6844% 8/25/34 (e)	2,764,317	2,766,854
Class M1, 3.7944% 7/25/34 (e)	3,650,000	3,656,675
Class M2, 3.8444% 6/25/34 (e)	4,395,000	4,402,508
Series 2005-1:
Class 1AV2, 3.5144% 7/25/35 (e)	8,780,000	8,779,822
Class M1, 3.7344% 8/25/35 (e)	19,600,000	19,577,779
Class MV1, 3.7144% 7/25/35 (e)	3,135,000	3,132,564
Class MV2, 3.7544% 7/25/35 (e)	3,765,000	3,755,345
Class MV3, 3.7944% 7/25/35 (e)	1,560,000	1,558,847
Series 2005-3 Class MV1, 3.7344% 8/25/35 (e)	11,125,000	11,112,123
Series 2005-AB1 Class A2, 3.5244% 8/25/35 (e)	17,520,000	17,524,322
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.7044% 4/25/34 (e)	2,844,345	2,857,329
Series 2004-FRE1:
Class A2, 3.6644% 4/25/34 (e)	3,034,932	3,034,873
Class M3, 3.9644% 4/25/34 (e)	5,885,000	5,884,873
Discover Card Master Trust I Series 2003-4 Class B1, 3.55% 5/16/11 (e)	8,155,000	8,200,300
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 3.8305% 5/28/35 (e)	7,588,322	7,590,958
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.9944% 11/25/33 (e)	1,300,000	1,310,145
Class M2, 5.0644% 11/25/33 (e)	700,000	719,394
Series 2004-1 Class M2, 4.4144% 1/25/35 (e)	3,700,000	3,743,920
Series 2004-2 Class M2, 4.4644% 7/25/34 (e)	9,890,000	9,889,783
Series 2004-3 Class M5, 4.7644% 8/25/34 (e)	2,000,000	2,035,297
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.4044% 3/25/35 (e)	7,715,297	7,715,297
Series 2005-FF2 Class M6, 4.0144% 3/25/35 (e)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.8644% 3/25/34 (e)	400,000	400,959
Class M4, 4.2144% 3/25/34 (e)	300,000	302,824
First USA Credit Card Master Trust Series 2001-4 Class B, 3.59% 1/12/09 (e)	15,000,000	15,032,747
First USA Secured Note Trust Series 2001-3 Class C, 4.14% 11/19/08 (b)(e)	11,580,000	11,661,421
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.65% 10/15/07 (e)	$ 19,600,000	$ 19,680,505
Ford Credit Floorplan Master Owner Trust Series 2005-1:
Class A, 3.3338% 5/17/10 (e)	5,500,000	5,500,000
Class B, 3.6238% 5/17/10 (e)	2,625,000	2,625,000
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.5344% 2/25/34 (e)	2,940,774	2,940,718
Class M1, 3.7644% 2/25/34 (e)	750,000	749,984
Class M2, 3.8144% 2/25/34 (e)	800,000	799,983
Series 2004-C Class 2A2, 3.8644% 8/25/34 (e)	10,000,000	10,103,864
Series 2005-A:
Class 2A2, 3.5544% 2/25/35 (e)	11,850,000	11,867,098
Class M1, 3.7444% 1/25/35 (e)	1,603,000	1,600,464
Class M2, 3.7744% 1/25/35 (e)	2,325,000	2,322,363
Class M3, 3.8044% 1/25/35 (e)	1,250,000	1,250,426
Class M4, 3.9944% 1/25/35 (e)	925,000	927,957
GE Business Loan Trust Series 2003-1 Class A, 3.65% 4/15/31 (b)(e)	5,570,991	5,609,431
GE Capital Credit Card Master Note Trust Series 2005-2 Class B, 3.5% 6/15/11 (e)	6,475,000	6,475,000
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.32% 8/15/08 (e)	1,520,000	1,521,620
Class C, 4.02% 8/15/08 (e)	5,580,000	5,603,347
Series 6 Class B, 3.41% 2/17/09 (e)	1,030,000	1,031,103
Series 8 Class C, 3.6721% 6/15/10 (e)	18,450,000	18,450,000
GSAMP Trust:
Series 2002-HE Class M1, 4.51% 11/20/32 (e)	2,882,888	2,930,625
Series 2002-NC1:
Class A2, 3.6344% 7/25/32 (e)	463,934	466,389
Class M1, 3.9544% 7/25/32 (e)	8,861,000	8,929,137
Series 2003-FM1 Class M1, 4.08% 3/20/33 (e)	15,000,000	15,148,805
Series 2004-FM1:
Class M1, 3.9644% 11/25/33 (e)	2,865,000	2,864,938
Class M2, 4.7144% 11/25/33 (e)	1,975,000	2,007,647
Series 2004-FM2:
Class M1, 3.8144% 1/25/34 (e)	3,500,000	3,499,924
Class M2, 4.4144% 1/25/34 (e)	1,500,000	1,499,967
Class M3, 4.6144% 1/25/34 (e)	1,500,000	1,499,966
Series 2004-HE1:
Class M1, 3.8644% 5/25/34 (e)	4,045,000	4,044,912
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2004-HE1:
Class M2, 4.4644% 5/25/34 (e)	$ 1,750,000	$ 1,769,191
Series 2005-FF2 Class M5, 3.9444% 3/25/35 (e)	3,500,000	3,500,000
Series 2005-HE2 Class M, 3.7444% 3/25/35 (e)	8,780,000	8,753,122
Series 2005-NC1 Class M1, 3.7644% 2/25/35 (e)	9,010,000	8,990,716
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.3944% 5/25/30 (b)(e)	14,000,000	13,986,428
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.1144% 6/25/32 (e)	10,000,000	10,016,100
Series 2002-3 Class A5, 3.7544% 2/25/33 (e)	1,158,022	1,160,508
Series 2002-4 Class A3, 3.7944% 3/25/33 (e)	1,855,993	1,857,161
Series 2002-5:
Class A3, 3.8344% 5/25/33 (e)	3,256,182	3,262,945
Class M1, 4.5144% 5/25/33 (e)	13,800,000	13,972,496
Series 2003-1:
Class A2, 3.7844% 6/25/33 (e)	4,914,023	4,918,497
Class M1, 4.3144% 6/25/33 (e)	5,700,000	5,728,355
Series 2003-2:
Class A2, 3.6944% 8/25/33 (e)	260,553	261,518
Class M1, 4.1944% 8/25/33 (e)	2,245,000	2,271,177
Series 2003-3:
Class A2, 3.6744% 8/25/33 (e)	1,823,775	1,830,861
Class M1, 4.1744% 8/25/33 (e)	8,185,000	8,273,381
Series 2003-4:
Class M1, 4.1144% 10/25/33 (e)	3,415,000	3,442,388
Class M2, 5.2144% 10/25/33 (e)	4,040,000	4,093,584
Series 2003-5:
Class A2, 3.6644% 12/25/33 (e)	6,842,270	6,869,349
Class M1, 4.0144% 12/25/33 (e)	3,175,000	3,195,806
Class M2, 5.0444% 12/25/33 (e)	1,345,000	1,379,112
Series 2003-7 Class A2, 3.6944% 3/25/34 (e)	3,687,641	3,696,345
Series 2004-2 Class A2, 3.6044% 7/25/34 (e)	6,503,412	6,503,414
Series 2004-3:
Class M1, 3.8844% 8/25/34 (e)	2,015,000	2,021,063
Class M2, 4.5144% 8/25/34 (e)	2,200,000	2,238,915
Series 2004-4 Class A2, 3.6344% 10/25/34 (e)	8,915,147	8,950,427
Series 2004-6 Class A2, 3.6644% 12/25/34 (e)	10,120,663	10,154,746
Series 2004-7 Class A3, 3.7044% 1/25/35 (e)	3,100,442	3,116,372
Series 2005-1:
Class M1, 3.7444% 5/25/35 (e)	9,705,000	9,701,022
Class M2, 3.7644% 5/25/35 (e)	5,780,000	5,764,785
Class M3, 3.8144% 5/25/35 (e)	5,825,000	5,810,025
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-2:
Class 2A2, 3.5144% 7/25/35 (e)	$ 13,170,000	$ 13,169,733
Class M1, 3.7644% 7/25/35 (e)	10,085,000	10,074,894
Series 2005-3 Class M1, 3.7244% 8/25/35 (e)	9,450,000	9,415,016
Series 2005-5 Class 2A2, 3.65% 11/25/35 (c)(e)	15,000,000	15,000,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.51% 8/15/08 (e)	10,000,000	10,014,008
Household Credit Card Master Trust I Series 2002-1 Class B, 3.87% 7/15/08 (e)	22,589,000	22,616,360
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.39% 4/20/32 (e)	3,414,440	3,418,303
Series 2002-3 Class A, 3.54% 7/20/32 (e)	2,738,511	2,742,441
Series 2003-1 Class M, 3.72% 10/20/32 (e)	812,529	813,641
Series 2003-2:
Class A, 3.42% 9/20/33 (e)	3,050,101	3,056,504
Class M, 3.67% 9/20/33 (e)	1,434,308	1,437,607
Series 2004-1 Class M, 3.78% 9/20/33 (e)	2,879,581	2,885,256
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.74% 2/20/33 (e)	1,864,203	1,870,236
Series 2004-HC1:
Class A, 3.44% 2/20/34 (e)	5,654,606	5,670,472
Class M, 3.59% 2/20/34 (e)	3,418,795	3,418,632
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.77% 1/18/11 (e)	8,850,000	8,868,781
Series 2002-2:
Class A, 3.39% 1/18/11 (e)	9,000,000	9,013,122
Class B, 3.77% 1/18/11 (e)	14,275,000	14,360,399
Series 2002-3 Class B, 4.47% 9/15/09 (e)	4,150,000	4,161,925
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.46% 12/17/07 (e)	3,195,701	3,196,577
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.5644% 6/25/35 (e)	12,252,265	12,254,579
Class M1, 3.7844% 6/25/35 (e)	4,100,000	4,094,793
Class M2, 3.8044% 6/25/35 (e)	2,775,000	2,766,993
Class M3, 3.8344% 6/25/35 (e)	1,975,000	1,973,353
Keycorp Student Loan Trust Series 1999-A Class A2, 3.8% 12/27/09 (e)	16,169,548	16,230,137
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 3.6344% 6/25/33 (e)	352,682	352,901
Class M1, 4.1344% 6/25/33 (e)	19,500,000	19,631,260
Series 2003-3 Class M1, 4.0644% 7/25/33 (e)	7,770,000	7,829,859
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2004-2:
Class M1, 3.8444% 6/25/34 (e)	$ 4,275,000	$ 4,285,581
Class M2, 4.3944% 6/25/34 (e)	2,800,000	2,834,387
Series 2005-2 Class 2A2, 3.4944% 4/25/35 (e)	12,000,000	12,002,858
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.0444% 4/25/33 (e)	3,500,000	3,521,406
Class M2, 5.1644% 4/25/33 (e)	1,500,000	1,537,195
Series 2004-FRE1 Class M1, 3.8644% 7/25/34 (e)	5,223,000	5,241,185
MBNA Asset Backed Note Trust Series 2000-K Class C, 4.02% 3/17/08 (b)(e)	7,250,000	7,261,600
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.595% 10/15/08 (e)	30,000,000	30,049,410
Series 2001-B2 Class B2, 3.58% 1/15/09 (e)	30,353,000	30,436,249
Series 2002-B2 Class B2, 3.6% 10/15/09 (e)	20,000,000	20,090,756
Series 2002-B3 Class B3, 3.62% 1/15/08 (e)	15,000,000	15,002,861
Series 2002-B4 Class B4, 3.72% 3/15/10 (e)	14,800,000	14,918,045
Series 2003-B2 Class B2, 3.61% 10/15/10 (e)	1,530,000	1,531,608
Series 2003-B3 Class B3, 3.595% 1/18/11 (e)	1,130,000	1,135,525
Series 2003-B5 Class B5, 3.59% 2/15/11 (e)	705,000	710,603
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (e)	7,800,000	7,846,794
Series 1998-G Class B, 3.62% 2/17/09 (e)	20,000,000	20,046,944
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.8144% 7/25/34 (e)	2,125,000	2,124,955
Class M2, 3.8644% 7/25/34 (e)	375,000	374,992
Class M3, 4.2644% 7/25/34 (e)	775,000	774,983
Class M4, 4.4144% 7/25/34 (e)	525,000	524,989
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 4.0144% 7/25/34 (e)	2,321,000	2,332,395
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.4144% 11/25/32 (e)	2,370,000	2,449,090
Series 2003-NC5 Class M2, 5.3144% 4/25/33 (e)	2,800,000	2,835,830
Series 2003-NC6 Class M2, 5.2644% 6/27/33 (e)	12,835,000	13,181,553
Series 2003-NC7 Class M1, 4.0144% 6/25/33 (e)	1,785,000	1,791,921
Series 2003-NC8 Class M1, 4.0144% 9/25/33 (e)	2,350,000	2,363,187
Series 2004-HE6 Class A2, 3.6544% 8/25/34 (e)	7,802,123	7,831,202
Series 2004-NC2 Class M1, 3.8644% 12/25/33 (e)	2,595,000	2,601,203
Series 2004-NC6 Class A2, 3.6544% 7/25/34 (e)	3,452,160	3,462,311
Series 2005-1:
Class M2, 3.7844% 12/25/34 (e)	4,425,000	4,419,535
Class M3, 3.8344% 12/25/34 (e)	4,000,000	3,999,911
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2005-HE1:
Class A3B, 3.5344% 12/25/34 (e)	$ 3,885,000	$ 3,890,233
Class M1, 3.7644% 12/25/34 (e)	1,100,000	1,102,737
Class M2, 3.7844% 12/25/34 (e)	2,970,000	2,967,478
Series 2005-HE2:
Class M1, 3.7144% 1/25/35 (e)	2,665,000	2,671,682
Class M2, 3.7544% 1/25/35 (e)	1,900,000	1,894,449
Series 2005-NC1:
Class M1, 3.7544% 1/25/35 (e)	2,425,000	2,432,936
Class M2, 3.7844% 1/25/35 (e)	2,425,000	2,422,000
Class M3, 3.8244% 1/25/35 (e)	2,425,000	2,426,896
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.1644% 2/25/32 (e)	1,510,288	1,514,755
Class M2, 4.7144% 2/25/32 (e)	7,945,298	7,977,868
Series 2001-NC4:
Class M1, 4.3144% 1/25/32 (e)	3,827,881	3,841,541
Class M2, 4.9644% 1/25/32 (e)	19,314	19,396
Series 2002-AM3 Class A3, 3.8044% 2/25/33 (e)	1,586,279	1,590,349
Series 2002-HE1 Class M1, 3.9144% 7/25/32 (e)	2,700,000	2,727,883
Series 2002-HE2 Class M1, 4.0144% 8/25/32 (e)	9,925,000	9,974,310
Series 2002-NC3 Class A3, 3.6544% 8/25/32 (e)	571,031	572,622
Series 2002-OP1 Class M1, 4.0644% 9/25/32 (e)	1,545,000	1,554,507
Series 2003-NC1:
Class M1, 4.3644% 11/25/32 (e)	2,555,000	2,573,719
Class M2, 5.3644% 11/25/32 (e)	1,880,000	1,900,498
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.7444% 1/25/33 (e)	539,711	540,005
Class M2, 5.3144% 1/25/33 (e)	4,600,000	4,670,525
Series 2003-6 Class M1, 4.0344% 1/25/34 (e)	5,180,000	5,206,852
Series 2005-1:
Class M1, 3.7644% 3/25/35 (e)	4,395,000	4,392,787
Class M2, 3.7944% 3/25/35 (e)	4,395,000	4,388,003
Class M3, 3.8344% 3/25/35 (e)	2,120,000	2,121,599
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.23% 6/15/09 (e)	14,442,708	14,456,785
Series 2004-A Class A4A, 3.16% 6/15/10 (e)	10,570,000	10,583,829
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.7644% 6/25/34 (e)	1,450,000	1,451,194
Class M4, 4.2894% 6/25/34 (e)	2,435,000	2,440,769
Asset-Backed Securities - continued
	Principal Amount	Value
Ocala Funding LLC Series 2005-1A Class A, 4.59% 3/20/10 (b)(e)	$ 3,675,000	$ 3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.9444% 9/25/34 (e)	2,940,000	2,950,582
Class M2, 3.9944% 9/25/34 (e)	1,755,000	1,765,227
Class M3, 4.5644% 9/25/34 (e)	3,355,000	3,397,833
Class M4, 4.7644% 9/25/34 (e)	4,700,000	4,769,501
Series 2004-WCW2 Class A2, 3.6944% 10/25/34 (e)	8,804,816	8,831,218
Series 2005-WCH1:
Class A3B, 3.5344% 1/25/35 (e)	2,775,000	2,780,826
Class M2, 3.8344% 1/25/35 (e)	4,175,000	4,168,005
Class M3, 3.8744% 1/25/35 (e)	3,290,000	3,293,945
Class M5, 4.1944% 1/25/35 (e)	3,095,000	3,106,058
Series 2005-WHQ2 Class M7, 4.5644% 5/25/35 (e)	5,950,000	5,927,875
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.4244% 9/25/24 (e)	8,099,803	8,099,803
Class M4, 3.9444% 5/25/35 (e)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 3.92% 6/15/09 (b)(e)	15,000,000	15,048,476
Residental Asset Securities Corp. Series 2005-KS4 Class M2, 3.8944% 4/25/35 (e)	1,040,000	1,036,751
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.5644% 10/25/34 (e)	5,500,000	5,570,041
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.7144% 4/25/33 (e)	926,361	930,885
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.8444% 3/25/35 (e)	4,415,000	4,416,040
Series 2004-2 Class MV1, 3.8944% 8/25/35 (e)	4,495,000	4,504,193
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.645% 2/15/10 (e)	10,000,000	9,985,726
Series 2002-4:
Class A, 3.35% 8/18/09 (e)	27,000,000	27,003,437
Class B, 3.645% 8/18/09 (e)	33,300,000	33,308,681
Series 2002-5 Class B, 4.47% 11/17/09 (e)	30,000,000	30,080,496
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.8344% 2/25/34 (e)	2,910,000	2,909,940
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.9144% 11/25/34 (e)	1,810,000	1,819,628
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.6744% 2/25/34 (e)	1,089,223	1,089,202
Asset-Backed Securities - continued
	Principal Amount	Value
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.67% 3/15/11 (b)(e)	$ 10,835,000	$ 10,838,386
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 4.46% 6/15/10 (e)	6,840,000	6,840,000
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.7444% 9/25/34 (e)	3,402,166	3,422,780
Series 2003-6HE Class A1, 3.7844% 11/25/33 (e)	1,904,581	1,908,990
TOTAL ASSET-BACKED SECURITIES (Cost $2,214,914,059)		2,222,787,493
Collateralized Mortgage Obligations - 16.5%

Private Sponsor - 13.7%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 3.7144% 2/25/35 (e)	9,898,941	9,923,009
Series 2004-4 Class 5A2, 3.7144% 3/25/35 (e)	3,957,393	3,965,687
Series 2005-1 Class 5A2, 3.6444% 5/25/35 (e)	6,540,369	6,547,269
Series 2005-2:
Class 6A2, 3.5944% 6/25/35 (e)	3,188,441	3,189,812
Class 6M2, 3.7944% 6/25/35 (e)	10,145,000	10,137,320
Series 2005-3 Class 8A2, 3.5544% 7/25/35 (e)	20,140,471	20,131,811
Series 2005-4 Class 7A2, 3.5444% 8/25/35 (e)	9,473,014	9,466,724
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.5944% 1/25/35 (e)	21,298,769	21,298,769
Series 2005-2 Class 1A1, 3.5644% 3/25/35 (e)	15,519,718	15,519,718
Series 2005-5 Class 1A1, 3.5344% 7/25/35 (e)	19,341,853	19,329,764
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.7144% 5/25/33 (e)	5,853,248	5,856,597
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.7144% 9/25/34 (e)	10,895,057	10,885,139
Series 2005-1 Class 2A1, 3.6044% 3/25/35 (e)	15,142,009	15,142,009
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 3.7144% 3/25/34 (e)	5,700,913	5,697,884
Series 2004-AR3 Class 6A2, 3.6844% 4/25/34 (e)	2,367,595	2,370,062
Series 2004-AR4 Class 5A2, 3.6844% 5/25/34 (e)	2,191,758	2,190,471
Series 2004-AR5 Class 11A2, 3.6844% 6/25/34 (e)	3,322,162	3,315,384
Series 2004-AR6 Class 9A2, 3.6844% 10/25/34 (e)	4,293,962	4,297,783
Series 2004-AR7 Class 6A2, 3.6944% 8/25/34 (e)	6,286,136	6,292,480
Series 2004-AR8 Class 8A2, 3.6944% 9/25/34 (e)	4,981,846	4,991,204
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.95% 12/25/34 (e)	4,804,970	4,801,017
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.51% 12/21/24 (e)	$ 5,300,000	$ 5,299,835
Class B1, 3.56% 12/20/54 (e)	7,050,000	7,048,073
Class M1, 3.66% 12/20/54 (e)	5,300,000	5,298,551
Series 2005-2 Class C1, 3.7857% 12/20/54 (e)	7,975,000	7,972,508
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.64% 3/20/44 (e)	1,415,000	1,415,382
Class 1C, 4.33% 3/20/44 (e)	4,075,000	4,094,234
Class 1M, 3.84% 3/20/44 (e)	1,875,000	1,877,288
Series 2004-2:
Class 1A2, 3.5% 6/20/28 (e)	5,384,259	5,384,385
Class 1B, 3.6% 6/20/44 (e)	1,018,055	1,018,361
Class 1C, 4.13% 6/20/44 (e)	3,706,295	3,725,493
Class 1M, 3.71% 6/20/44 (e)	2,722,846	2,726,495
Series 2004-3:
Class 1B, 3.59% 9/20/44 (e)	2,100,000	2,100,630
Class 1C, 4.02% 9/20/44 (e)	5,415,000	5,429,079
Class 1M, 3.7% 9/20/44 (e)	1,200,000	1,200,720
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 3.48% 5/19/35 (e)	11,843,481	11,841,704
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.9406% 7/15/40 (e)	2,560,000	2,565,639
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (e)	25,000,000	24,997,070
Class B, 3.3106% 7/15/40 (e)	2,695,000	2,696,684
Class C, 3.8606% 7/15/40 (e)	10,280,000	10,328,193
Home Equity Asset Trust floater Series 2005-3 Class 2A1, 3.4044% 8/25/35 (e)	7,720,092	7,717,405
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.7644% 10/25/34 (e)	4,663,233	4,682,935
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 3.6844% 3/25/35 (e)	9,028,482	9,026,719
Series 2004-6 Class 1A2, 3.7044% 10/25/34 (e)	3,733,563	3,740,163
Series 2005-1:
Class M1, 3.7744% 4/25/35 (e)	3,315,607	3,312,110
Class M2, 3.8144% 4/25/35 (e)	5,804,648	5,800,340
Class M3, 3.8444% 4/25/35 (e)	1,424,310	1,422,808
Class M4, 4.0644% 4/25/35 (e)	840,577	841,463
Class M5, 4.0844% 4/25/35 (e)	840,577	840,412
Class M6, 4.1344% 4/25/35 (e)	1,344,922	1,344,660
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater:
Series 2005-2 Class 1A2, 3.6244% 4/25/35 (e)	$ 13,531,019	$ 13,520,448
Series 2005-3 Class A1, 3.5544% 8/25/35 (e)	15,557,852	15,530,504
Series 2005-4 Class 1B1, 4.6144% 6/25/35 (e)	5,470,241	5,466,822
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.5844% 3/25/35 (e)	14,197,414	14,188,541
Series 2004-6 Class 4A2, 4.1762% 7/25/34 (e)	5,969,000	5,950,399
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.7044% 3/25/28 (e)	8,594,284	8,647,315
Series 2003-B Class A1, 3.6544% 4/25/28 (e)	8,264,666	8,316,147
Series 2003-D Class A, 3.6244% 8/25/28 (e)	7,940,746	7,962,172
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	11,077,109	11,069,919
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	13,438,427	13,451,811
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	12,340,053	12,317,108
Series 2004-B Class A2, 3.79% 6/25/29 (e)	9,436,003	9,418,862
Series 2004-C Class A2, 3.95% 7/25/29 (e)	13,726,770	13,705,717
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	10,731,883	10,732,010
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	8,929,924	8,913,824
Class A2D, 3.9175% 11/25/29 (e)	2,076,726	2,086,055
Series 2004-G Class A2, 3.95% 11/25/29 (e)	4,011,084	4,019,179
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,320,773	11,312,099
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.7544% 10/25/32 (e)	333,632	333,706
Class M1, 4.1644% 10/25/32 (e)	5,000,000	5,019,399
MortgageIT Trust floater:
Series 2004-2:
Class A1, 3.6844% 12/25/34 (e)	5,056,789	5,064,451
Class A2, 3.7644% 12/25/34 (e)	6,841,002	6,882,304
Series 2005-2 Class 1A1, 3.5744% 5/25/35 (e)	5,209,705	5,205,840
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.53% 6/25/35 (e)	19,225,000	19,225,000
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 4.5594% 6/10/42 (e)	1,745,000	1,748,929
Permanent Financing No. 3 PLC floater Series 2 Class C, 4.4294% 6/10/42 (e)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class C, 4.0994% 6/10/42 (e)	15,400,000	15,475,485
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.0294% 6/10/42 (e)	4,215,000	4,236,075
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 5 PLC floater: - continued
Series 3 Class C, 4.1994% 6/10/42 (e)	$ 8,890,000	$ 8,978,900
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 3.7294% 6/10/42 (e)	4,000,000	4,000,625
Class 2C, 3.8294% 6/10/42 (e)	5,350,000	5,348,537
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.4694% 6/10/42 (e)	2,000,000	1,999,375
Class 1C, 3.6594% 6/10/42 (e)	3,840,000	3,838,800
Class 2C, 3.7094% 6/10/42 (e)	8,065,000	8,054,919
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 3.7475% 6/10/42 (e)	7,165,000	7,165,000
Class 2C, 3.8175% 6/10/42 (e)	9,945,000	9,945,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	4,835,186	4,945,893
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.99% 3/10/35 (b)(e)	5,501,525	5,584,048
Class B5, 5.54% 3/10/35 (b)(e)	5,693,563	5,825,462
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.8144% 11/25/34 (e)	3,214,871	3,227,670
Series 2003-RP2 Class A1, 3.76438% 6/25/33 (b)(e)	4,086,281	4,101,563
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	11,915,714	11,905,052
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	10,431,577	10,428,108
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	6,749,575	6,741,869
Series 2004-10 Class A4, 3.6681% 11/20/34 (e)	11,089,730	11,086,393
Series 2004-3 Class A, 3.5463% 5/20/34 (e)	11,391,136	11,323,447
Series 2004-4 Class A, 3.5881% 5/20/34 (e)	14,399,179	14,372,476
Series 2004-5 Class A3, 3.77% 6/20/34 (e)	9,724,742	9,730,820
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	8,890,305	8,893,561
Class A3B, 3.16% 7/20/34 (e)	1,111,288	1,111,499
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	8,266,938	8,253,658
Class A3B, 3.4525% 7/20/34 (e)	1,487,592	1,492,020
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	15,041,009	15,030,468
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	7,904,171	7,903,183
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	14,409,586	14,409,586
Series 2005-3 Class A1, 3.29% 5/20/35 (e)	9,524,697	9,524,697
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 3.6244% 7/25/35 (e)	11,359,849	11,359,849
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.7144% 9/25/33 (b)(e)	$ 2,679,939	$ 2,681,604
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.6844% 9/25/34 (e)	22,937,610	22,994,154
WAMU Mortgage pass thru certificates floater Series 2005-AR6 Class 2A-1A, 3.32% 4/25/45 (e)	6,196,915	6,196,846
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.7061% 8/25/34 (e)	19,880,000	19,814,279
Series 2005-AR12 Class 2A1, 4.322% 7/25/35 (e)	33,270,000	33,134,781
TOTAL PRIVATE SPONSOR		887,196,965
U.S. Government Agency - 2.8%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.76% 11/18/30 (e)	1,127,706	1,136,608
Series 2000-40 Class FA, 3.8144% 7/25/30 (e)	2,594,547	2,605,963
Series 2002-89 Class F, 3.6144% 1/25/33 (e)	3,790,778	3,796,629
target amortization class Series G94-2 Class D, 6.45% 1/25/24	4,918,251	5,066,631
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.66% 8/18/31 (e)	2,564,476	2,573,571
Series 2001-44 Class FB, 3.6144% 9/25/31 (e)	2,342,006	2,349,733
Series 2001-46 Class F, 3.66% 9/18/31 (e)	6,744,977	6,786,575
Series 2002-11 Class QF, 3.8144% 3/25/32 (e)	4,705,954	4,743,656
Series 2002-36 Class FT, 3.8144% 6/25/32 (e)	1,544,949	1,558,856
Series 2002-64 Class FE, 3.61% 10/18/32 (e)	2,343,592	2,353,349
Series 2002-65 Class FA, 3.6144% 10/25/17 (e)	2,730,892	2,735,932
Series 2002-74 Class FV, 3.7644% 11/25/32 (e)	8,632,464	8,699,480
Series 2003-11:
Class DF, 3.7644% 2/25/33 (e)	3,245,663	3,269,974
Class EF, 3.7644% 2/25/33 (e)	2,682,370	2,694,472
Series 2003-63 Class F1, 3.6144% 11/25/27 (e)	6,495,420	6,501,538
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	1,386,143	1,386,473
Series 2001-56 Class KD, 6.5% 7/25/30	100,829	100,599
Series 2001-62 Class PG, 6.5% 10/25/30	4,845,309	4,865,548
Series 2001-76 Class UB, 5.5% 10/25/13	1,758,412	1,761,629
Series 2002-16 Class QD, 5.5% 6/25/14	388,840	390,560
Series 2002-28 Class PJ, 6.5% 3/25/31	5,566,508	5,577,635
Series 2002-8 Class PD, 6.5% 7/25/30	4,158,342	4,182,068
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac:
floater Series 2510 Class FE, 3.62% 10/15/32 (e)	$ 6,204,151	$ 6,242,139
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	1,943,329	1,944,363
Series 2353 Class PC, 6.5% 9/15/15	1,586,624	1,592,341
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.42% 7/15/31 (e)	5,372,860	5,370,901
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.57% 7/15/17 (e)	4,702,504	4,721,471
Series 2526 Class FC, 3.62% 11/15/32 (e)	3,774,187	3,790,590
Series 2538 Class FB, 3.62% 12/15/32 (e)	6,827,624	6,868,303
Series 2551 Class FH, 3.67% 1/15/33 (e)	3,426,715	3,441,696
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	13,125,616	13,203,789
Series 2394 Class ND, 6% 6/15/27	1,879,305	1,885,099
Series 2395 Class PE, 6% 2/15/30	6,545,234	6,598,462
Series 2398 Class DK, 6.5% 1/15/31	464,116	465,236
Series 2410 Class ML, 6.5% 12/15/30	2,521,384	2,536,692
Series 2420 Class BE, 6.5% 12/15/30	3,237,712	3,252,158
Series 2443 Class TD, 6.5% 10/15/30	3,491,877	3,514,935
Series 2461 Class PG, 6.5% 1/15/31	3,191,720	3,239,313
Series 2466 Class EC, 6% 10/15/27	528,496	527,856
Series 2483 Class DC, 5.5% 7/15/14	3,004,894	3,008,684
Series 2556 Class PM, 5.5% 2/15/16	1,805,219	1,805,108
Series 2557 Class MA, 4.5% 7/15/16	214,062	213,776
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,316,479	372,984
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,943,803
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	792,044	793,009
Series 2480 Class QW, 5.75% 2/15/30	1,234,119	1,234,219
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.5863% 5/16/23 (e)	3,071,343	3,084,469
Series 2001-50 Class FV, 3.4363% 9/16/27 (e)	9,323,822	9,323,255
Series 2002-24 Class FX, 3.7863% 4/16/32 (e)	2,722,359	2,749,802
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2002-31 Class FW, 3.6363% 6/16/31 (e)	$ 3,737,581	$ 3,759,211
Series 2002-5 Class KF, 3.6363% 8/16/26 (e)	699,687	700,551
TOTAL U.S. GOVERNMENT AGENCY		183,321,694
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,071,448,706)		1,070,518,659
Commercial Mortgage Securities - 5.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.44% 8/3/10 (b)(e)	5,025,000	5,040,702
Class D, 7.54% 8/3/10 (b)(e)	6,695,000	6,716,211
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 3.54% 11/15/15 (b)(e)	5,038,226	5,042,176
Series 2005-BOCA:
Class H, 4.17% 12/15/16 (b)(e)	2,065,000	2,063,412
Class J, 4.32% 12/15/16 (b)(e)	1,020,000	1,019,216
Class K, 4.57% 12/15/16 (b)(e)	6,659,000	6,653,890
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.8944% 8/25/33 (b)(e)	6,791,715	6,846,898
Series 2003-2:
Class A, 3.8944% 12/25/33 (b)(e)	14,008,794	14,140,127
Class M1, 4.1644% 12/25/33 (b)(e)	2,279,706	2,314,614
Series 2004-1:
Class A, 3.6744% 4/25/34 (b)(e)	6,501,617	6,497,046
Class B, 5.2144% 4/25/34 (b)(e)	675,493	679,715
Class M1, 3.8744% 4/25/34 (b)(e)	591,056	592,349
Class M2, 4.5144% 4/25/34 (b)(e)	506,620	510,023
Series 2004-2:
Class A, 3.7444% 8/25/34 (b)(e)	6,388,504	6,407,720
Class M1, 3.8944% 8/25/34 (b)(e)	2,059,930	2,068,137
Series 2004-3:
Class A1, 3.6844% 1/25/35 (b)(e)	6,670,117	6,682,502
Class A2, 3.7344% 1/25/35 (b)(e)	927,050	928,770
Class M1, 3.8144% 1/25/35 (b)(e)	1,111,686	1,112,918
Class M2, 4.3144% 1/25/35 (b)(e)	725,013	727,250
Series 2005-2A:
Class M1, 3.73% 8/25/35 (b)(e)	1,300,000	1,300,000
Class M2, 3.78% 8/25/35 (b)(e)	2,140,000	2,140,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-2A:
Class M3, 3.8% 8/25/35 (b)(e)	$ 1,185,000	$ 1,185,000
Class M4, 3.91% 8/25/35 (b)(e)	1,090,000	1,090,000
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class JFCM, 4.8163% 4/14/15 (b)(e)	1,344,296	1,351,164
Class JMM, 4.7163% 4/14/15 (b)(e)	1,384,053	1,385,546
Class KFCM, 5.0663% 4/14/15 (b)(e)	1,436,661	1,444,386
Class KMM, 4.9663% 4/14/15 (b)(e)	1,253,767	1,255,355
Class LFCM, 5.4663% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.7663% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2004-BBA3 Class E, 3.92% 6/15/17 (b)(e)	10,415,000	10,417,439
Series 2004-ESA Class A2, 3.5563% 5/14/16 (b)(e)	6,565,000	6,579,102
Series 2004-HS2A:
Class E, 4.1163% 1/14/16 (b)(e)	1,725,000	1,729,026
Class F, 4.2663% 1/14/16 (b)(e)	1,125,000	1,127,624
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.66% 12/12/13 (b)(e)	896,672	897,707
Class C, 4.01% 12/12/13 (b)(e)	1,793,345	1,802,130
COMM floater:
Series 2001-FL5A Class E, 4.72% 11/15/13 (b)(e)	3,049,546	3,048,543
Series 2002-FL6:
Class F, 4.67% 6/14/14 (b)(e)	11,163,000	11,195,041
Class G, 5.12% 6/14/14 (b)(e)	5,000,000	5,002,821
Series 2002-FL7 Class A2, 3.57% 11/15/14 (b)(e)	942,949	943,093
Series 2003-FL9 Class B, 3.72% 11/15/15 (b)(e)	11,685,731	11,717,735
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.52% 9/15/14 (b)(e)	3,570,000	3,574,097
Class G, 4.2% 9/15/14 (b)(e)	1,345,000	1,346,535
Class H, 4.3% 9/15/14 (b)(e)	1,430,000	1,431,631
Class J, 4.82% 9/15/14 (b)(e)	490,000	490,557
Class K, 5.22% 9/15/14 (b)(e)	770,000	770,872
Class L, 5.42% 9/15/14 (b)(e)	625,000	624,966
Series 2004-HTL1:
Class B, 3.67% 7/15/16 (b)(e)	495,920	496,354
Class D, 3.77% 7/15/16 (b)(e)	1,126,858	1,127,147
Class E, 3.97% 7/15/16 (b)(e)	806,607	807,020
Class F, 4.02% 7/15/16 (b)(e)	853,603	854,271
Class H, 4.52% 7/15/16 (b)(e)	2,475,018	2,477,461
Class J, 4.67% 7/15/16 (b)(e)	951,356	952,294
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-HTL1:
Class K, 5.57% 7/15/16 (b)(e)	$ 1,070,893	$ 1,070,834
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.45% 4/15/17 (b)(e)	7,080,000	7,080,000
Class C, 3.49% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.53% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.59% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.63% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.77% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.84% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 4.07% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.52% 3/15/20 (b)(e)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.97% 12/15/11 (b)(e)	3,720,000	3,699,834
Series 2002-TFLA Class C, 3.82% 11/18/12 (b)(e)	3,675,000	3,674,868
Series 2003-TF2A Class A2, 3.54% 11/15/14 (b)(e)	9,500,000	9,503,999
Series 2004-FL1 Class B, 3.67% 5/15/14 (b)(e)	11,230,000	11,237,131
Series 2004-HC1:
Class A2, 3.72% 12/15/21 (b)(e)	1,475,000	1,474,997
Class B, 3.97% 12/15/21 (b)(e)	3,835,000	3,834,958
Series 2004-TF2A Class E, 3.64% 11/15/19 (b)(e)	4,450,000	4,457,120
Series 2004-TFL1:
Class A2, 3.41% 2/15/14 (b)(e)	7,005,000	7,007,892
Class E, 3.77% 2/15/14 (b)(e)	2,800,000	2,807,098
Class F, 3.82% 2/15/14 (b)(e)	2,325,000	2,331,334
Class G, 4.07% 2/15/14 (b)(e)	1,875,000	1,881,806
Class H, 4.32% 2/15/14 (b)(e)	1,400,000	1,405,143
Class J, 4.62% 2/15/14 (b)(e)	750,000	754,577
Series 2005-TF2A Class F, 3.72% 11/15/19 (b)(e)	1,540,000	1,542,462
Series 2005-TFLA:
Class C, 3.46% 2/15/20 (b)(e)	5,650,000	5,649,989
Class E, 3.55% 2/15/20 (b)(e)	2,055,000	2,054,996
Class F, 3.6% 2/15/20 (b)(e)	1,745,000	1,744,997
Class G, 3.74% 2/15/20 (b)(e)	505,000	504,999
Class H, 3.97% 2/15/20 (b)(e)	715,000	714,999
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	538,310	543,883
Series 2003-TFLA Class G, 3.735% 4/15/13 (b)(e)	446,933	445,329
Commercial Mortgage Securities - continued
	Principal Amount	Value
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.94% 2/11/11 (b)(e)	$ 331,546	$ 331,161
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 6.34% 7/5/18 (b)(e)	1,995,146	1,995,146
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.7% 5/28/20 (b)(e)	2,781,325	2,781,734
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.5785% 4/10/15 (b)(e)	8,245,000	8,150,339
JP Morgan Chase Commercial Mortgage Security Corp.:
floater Series 2005-FL1A:
Class WH, 3.97% 6/15/19 (b)(e)	3,325,000	3,324,701
Class WJ, 4.17% 6/15/19 (b)(e)	2,045,000	2,044,816
Class WK, 4.57% 6/15/19 (b)(e)	3,065,000	3,064,724
Series 2005-FL1A Class WX1, 1.2068% 6/15/19 (b)(e)(f)	240,000,000	2,448,000
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.34% 7/11/15 (b)(e)	813,387	813,371
Class H, 6.21% 7/11/15 (b)(e)	8,267,264	8,287,932
Series 2003-LLFA:
Class A2, 3.6063% 12/16/14 (b)(e)	11,700,000	11,709,247
Class B, 3.8163% 12/16/14 (b)(e)	4,615,000	4,628,090
Class C, 3.9163% 12/16/14 (b)(e)	4,982,000	4,999,638
Morgan Stanley Dean Witter Capital I Trust floater Series 2002-XLF Class F, 5.24% 8/5/14 (b)(e)	7,604,857	7,604,835
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 4.02% 2/15/13 (b)(e)	10,495,000	10,250,561
Class D, 4.02% 2/15/13 (b)(e)	4,000,000	3,869,390
Series 2003-CDCA:
Class HEXB, 5.12% 2/15/15 (b)(e)	770,000	770,963
Class JEXB, 5.32% 2/15/15 (b)(e)	1,300,000	1,301,625
Class KEXB, 5.72% 2/15/15 (b)(e)	960,000	961,200
Series 2000-NL1 Class E, 6.8307% 10/15/30 (b)(e)	3,681,529	3,697,989
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.56% 5/15/09 (b)(e)	18,000,000	18,011,858
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.78% 3/24/18 (b)(e)	7,403,405	7,403,405
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.4% 3/15/14 (b)(e)	3,510,000	3,511,739
Class E, 3.72% 3/15/14 (b)(e)	2,190,000	2,193,358
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust floater: - continued
Series 2004-WHL3:
Class F, 3.77% 3/15/14 (b)(e)	$ 1,755,000	$ 1,757,646
Class G, 3.87% 3/15/14 (b)(e)	875,000	877,050
Series 2005-WL5A:
Class KHP1, 3.57% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP2, 3.77% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP3, 4.07% 1/15/18 (b)(e)	2,060,000	2,060,000
Class KHP4, 4.17% 1/15/18 (b)(e)	1,600,000	1,600,000
Class KHP5, 4.37% 1/15/18 (b)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $376,893,035)		376,948,094
Cash Equivalents - 39.9%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.42%, dated 6/30/05 due 7/1/05) (h)	$ 1,924,917,068	1,924,734,000
With:
Banc of America Securities LLC at 3.49%, dated 6/30/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $160,512,225, 1.87%- 7.06%, 8/25/18 - 7/10/39)	153,014,833	153,000,000
Cash Equivalents - continued
	Maturity Amount	Value
With: - continued
Goldman Sachs & Co. at 3.54%, dated 5/24/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $272,866,345, 2.15%- 7%, 2/15/24 - 1/1/46) (e)(g)	$ 265,990,217	$ 265,000,000
Wachovia Securities, Inc. at 3.51%, dated 6/30/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $255,000,000, 3.57%- 8.45%, 1/25/34 - 4/25/45)	250,024,375	250,000,000
TOTAL CASH EQUIVALENTS (Cost $2,592,734,000)		2,592,734,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $6,507,517,160)		6,514,138,773
NET OTHER ASSETS - (0.3)%		(19,378,753)
NET ASSETS - 100%		$ 6,494,760,020
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 72,275,475	$ (19,032)
49 Eurodollar 90 Day Index Contracts	March 2006	48,511,225	(18,514)
32 Eurodollar 90 Day Index Contracts	June 2006	31,679,600	(17,753)
27 Eurodollar 90 Day Index Contracts	Sept. 2006	26,728,650	(13,683)
26 Eurodollar 90 Day Index Contracts	Dec. 2006	25,737,075	(15,154)
24 Eurodollar 90 Day Index Contracts	March 2007	23,756,700	(14,671)
17 Eurodollar 90 Day Index Contracts	June 2007	16,826,600	(12,943)
16 Eurodollar 90 Day Index Contracts	Sept. 2007	15,836,000	(12,089)
15 Eurodollar 90 Day Index Contracts	Dec. 2007	14,844,938	(11,097)
15 Eurodollar 90 Day Index Contracts	March 2008	14,844,375	(11,485)
8 Eurodollar 90 Day Index Contracts	June 2008	7,916,400	(1,082)
7 Eurodollar 90 Day Index Contracts	Sept. 2008	6,926,238	(466)
TOTAL EURODOLLAR CONTRACTS			(147,969)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerChrysler NA Holding Corp., par value of the notional amount of DaimlerChrysler NA Holding Corp. 6.5% 11/15/13, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (101,594)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	96,896
TOTAL CREDIT DEFAULT SWAP		24,000,000	(4,698)
Total Return Swap
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	41,664
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis point with Lehman Brothers, Inc.	Oct. 2005	48,200,000	0
TOTAL TOTAL RETURN SWAP		78,200,000	41,664
		$ 102,200,000	$ 36,966
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $570,038,673 or 8.8% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $991,693.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,924,734,000 due 7/1/05 at 3.42%
Banc of America, National Association	$140,910,856
Bank of America Securities LLC.	553,075,109
Barclays Capital Inc.	352,277,139
Countrywide Securities Corporation	140,910,856
Credit Suisse First Boston LLC	105,683,142
Goldman Sachs & Co.	35,227,714
Morgan Stanley & Co. Incorporated.	406,880,096
UBS Securities LLC	140,910,856
WestLB AG	48,858,232
$ 1,924,734,000
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $6,507,125,706. Net unrealized appreciation aggregated $7,013,067, of which $11,548,754 related to appreciated investment securities and $4,535,687 related to depreciated investment securities.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Investment Grade Bond Fund

June 30, 2005

1.803302.101

SIG-QTLY-0805

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.7%
Ford Motor Co.:
6.375% 2/1/29	$ 1,750	$ 1,349
6.625% 10/1/28	2,065	1,620
7.45% 7/16/31	13,555	11,316
General Motors Corp. 8.375% 7/15/33	6,825	5,699
		19,984
Media - 1.4%
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	6,975	7,896
Cox Communications, Inc.:
7.125% 10/1/12	2,145	2,405
7.75% 11/1/10	6,210	7,031
Liberty Media Corp.:
5.7% 5/15/13	2,000	1,860
8.25% 2/1/30	5,575	5,546
News America Holdings, Inc. 7.75% 12/1/45	1,705	2,089
News America, Inc. 6.2% 12/15/34	3,295	3,458
TCI Communications, Inc. 9.8% 2/1/12	4,400	5,604
Time Warner Entertainment Co. LP:
8.875% 10/1/12	750	926
10.15% 5/1/12	500	646
Univision Communications, Inc. 3.875% 10/15/08	1,065	1,033
		38,494
TOTAL CONSUMER DISCRETIONARY		58,478
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (b)	3,030	3,042
Food Products - 0.1%
Cadbury Schweppes U.S. Finance LLC 5.125% 10/1/13 (b)	2,120	2,166
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	3,365	3,766
TOTAL CONSUMER STAPLES		8,974
ENERGY - 3.0%
Energy Equipment & Services - 1.0%
Cooper Cameron Corp. 2.65% 4/15/07	2,835	2,750
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Diamond Offshore Drilling, Inc. 4.875% 7/1/15 (b)	$ 2,125	$ 2,124
Petronas Capital Ltd. 7% 5/22/12 (b)	18,165	20,762
		25,636
Oil, Gas & Consumable Fuels - 2.0%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	3,555	3,581
Kerr-McGee Corp. 6.95% 7/1/24	5,260	5,435
Kinder Morgan Energy Partners LP 5.8% 3/15/35	1,500	1,510
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	3,000	3,173
Nexen, Inc. 5.875% 3/10/35	6,770	6,880
Pemex Project Funding Master Trust:
7.375% 12/15/14	21,500	24,112
8.625% 2/1/22	3,700	4,542
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	5,200	6,190
		55,423
TOTAL ENERGY		81,059
FINANCIALS - 8.6%
Capital Markets - 1.4%
Bank of New York Co., Inc.:
3.4% 3/15/13 (g)	2,400	2,337
4.25% 9/4/12 (g)	2,835	2,835
Goldman Sachs Capital I 6.345% 2/15/34	6,650	7,205
Goldman Sachs Group, Inc. 5.25% 10/15/13	7,020	7,244
JPMorgan Chase Capital XV 5.875% 3/15/35	8,335	8,555
Lazard LLC 7.125% 5/15/15 (b)	4,540	4,580
Merrill Lynch & Co., Inc. 4.25% 2/8/10	5,420	5,407
		38,163
Commercial Banks - 1.5%
Banponce Corp. 6.75% 12/15/05	2,760	2,790
Export-Import Bank of Korea:
4.125% 2/10/09 (b)	1,320	1,309
5.25% 2/10/14 (b)	2,225	2,304
KeyCorp Capital Trust VII 5.7% 6/15/35	6,500	6,409
Korea Development Bank:
3.875% 3/2/09	6,990	6,873
4.75% 7/20/09	2,350	2,381
5.75% 9/10/13	4,543	4,862
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Bank NA 4.875% 2/1/15	$ 7,800	$ 7,945
Wachovia Corp.:
4.875% 2/15/14	1,791	1,821
5.25% 8/1/14	610	637
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,200	2,524
		39,855
Consumer Finance - 1.0%
Capital One Bank 4.875% 5/15/08	2,170	2,202
General Electric Capital Corp.:
6% 6/15/12	2,500	2,727
6.125% 2/22/11	1,750	1,901
Household Finance Corp. 4.125% 11/16/09	11,845	11,717
HSBC Finance Corp. 6.75% 5/15/11	5,160	5,727
MBNA Corp. 7.5% 3/15/12	2,260	2,634
		26,908
Diversified Financial Services - 1.5%
JPMorgan Chase & Co.:
4.875% 3/15/14	3,990	4,025
5.125% 9/15/14	10,000	10,230
6.75% 2/1/11	7,480	8,272
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	14,070	14,800
Prime Property Funding II, Inc. 5.125% 6/1/15 (b)	3,585	3,584
		40,911
Insurance - 0.8%
Aegon NV 4.75% 6/1/13	6,900	6,932
Assurant, Inc. 5.625% 2/15/14	1,830	1,926
Axis Capital Holdings Ltd. 5.75% 12/1/14	7,930	8,213
The Chubb Corp. 6.15% 8/15/05	2,460	2,466
Travelers Property Casualty Corp. 6.375% 3/15/33	2,200	2,400
		21,937
Real Estate - 1.8%
Archstone Smith Operating Trust 5.25% 5/1/15	3,435	3,506
Boston Properties, Inc. 6.25% 1/15/13	982	1,070
Camden Property Trust 5.875% 6/1/07	2,400	2,451
CarrAmerica Realty Corp. 5.25% 11/30/07	2,805	2,841
CenterPoint Properties Trust 5.75% 8/15/09	3,065	3,213
Colonial Properties Trust 4.75% 2/1/10	2,635	2,614
Developers Diversified Realty Corp. 5.25% 4/15/11	1,495	1,519
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate - continued
EOP Operating LP:
4.65% 10/1/10	$ 3,070	$ 3,063
4.75% 3/15/14	6,340	6,216
7.75% 11/15/07	3,410	3,662
Gables Realty LP 5.75% 7/15/07	5,500	5,630
Healthcare Realty Trust, Inc. 5.125% 4/1/14	1,220	1,206
Regency Centers LP 6.75% 1/15/12	5,055	5,553
Simon Property Group LP:
4.6% 6/15/10 (b)	2,310	2,311
5.1% 6/15/15 (b)	3,415	3,405
		48,260
Thrifts & Mortgage Finance - 0.6%
Independence Community Bank Corp. 3.75% 4/1/14 (g)	2,250	2,169
Residential Capital Corp. 6.375% 6/30/10 (b)	5,140	5,165
Washington Mutual, Inc.:
2.4% 11/3/05	5,685	5,658
4.625% 4/1/14	4,935	4,805
		17,797
TOTAL FINANCIALS		233,831
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (b)	4,030	3,647
7.45% 5/1/34 (b)	60	51
		3,698
Airlines - 0.6%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	450	461
6.978% 10/1/12	1,072	1,107
7.024% 4/15/11	1,235	1,276
7.324% 4/15/11	2,166	1,906
7.858% 4/1/13	1,000	1,056
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	503	504
7.056% 3/15/11	705	728
7.373% 6/15/17	1,462	1,228
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	$ 2,095	$ 1,975
7.57% 11/18/10	6,543	6,155
		16,396
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (b)	2,600	3,059
TOTAL INDUSTRIALS		23,153
MATERIALS - 0.2%
Metals & Mining - 0.2%
Alcan, Inc. 5.75% 6/1/35	4,200	4,272
Paper & Forest Products - 0.0%
International Paper Co. 4.25% 1/15/09	955	943
TOTAL MATERIALS		5,215
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.5%
Ameritech Capital Funding Corp. 6.25% 5/18/09	2,255	2,397
British Telecommunications PLC 8.375% 12/15/10	4,545	5,381
Deutsche Telekom International Finance BV:
5.25% 7/22/13	3,270	3,395
8.5% 6/15/10	1,315	1,524
France Telecom SA 8% 3/1/11 (a)	3,885	4,508
Koninklijke KPN NV yankee 8% 10/1/10	5,580	6,461
KT Corp. 5.875% 6/24/14 (b)	2,160	2,320
SBC Communications, Inc. 4.125% 9/15/09	5,045	5,003
Sprint Capital Corp. 7.625% 1/30/11	3,700	4,226
Telecom Italia Capital:
4% 11/15/08	5,700	5,614
4% 1/15/10 (b)	4,055	3,940
4.95% 9/30/14 (b)	3,180	3,149
TELUS Corp. yankee 7.5% 6/1/07	10,835	11,462
Verizon Global Funding Corp. 7.25% 12/1/10	6,435	7,294
Verizon New York, Inc. 6.875% 4/1/12	1,555	1,719
		68,393
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
America Movil SA de CV 6.375% 3/1/35	$ 3,595	$ 3,508
AT&T Wireless Services, Inc. 7.875% 3/1/11	1,695	1,970
		5,478
TOTAL TELECOMMUNICATION SERVICES		73,871
UTILITIES - 2.7%
Electric Utilities - 1.6%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	2,775	2,919
DTE Energy Co. 7.05% 6/1/11	2,165	2,424
Exelon Corp. 4.9% 6/15/15	5,940	5,961
Exelon Generation Co. LLC 5.35% 1/15/14	7,000	7,260
FirstEnergy Corp.:
5.5% 11/15/06	2,920	2,970
6.45% 11/15/11	2,005	2,191
Oncor Electric Delivery Co. 6.375% 5/1/12	5,720	6,268
Pacific Gas & Electric Co. 4.2% 3/1/11	845	830
Progress Energy, Inc. 7.75% 3/1/31	10,125	12,633
Southern California Edison Co. 4.65% 4/1/15	290	290
		43,746
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,200	1,339
Texas Eastern Transmission Corp. 7.3% 12/1/10	3,435	3,885
		5,224
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc. 7% 4/1/12	3,305	3,728
Duke Capital LLC:
4.331% 11/16/06	1,395	1,397
5.668% 8/15/14	3,120	3,241
Duke Energy Corp. 5.625% 11/30/12	3,500	3,713
TXU Corp. 5.55% 11/15/14 (b)	2,890	2,803
		14,882
Multi-Utilities - 0.4%
Dominion Resources, Inc.:
4.75% 12/15/10	3,815	3,838
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
5.95% 6/15/35	$ 4,515	$ 4,677
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	2,385	2,395
		10,910
TOTAL UTILITIES		74,762
TOTAL NONCONVERTIBLE BONDS (Cost $543,573)		559,343
U.S. Government and Government Agency Obligations - 19.2%

U.S. Government Agency Obligations - 6.7%
Fannie Mae:
3.25% 8/15/08	2,695	2,645
4.375% 7/17/13	9,595	9,458
4.625% 10/15/13	12,000	12,342
6.25% 2/1/11	47,425	51,967
Freddie Mac:
4.5% 1/15/14	64,090	65,398
5.25% 11/5/12	2,810	2,838
5.875% 3/21/11	34,610	37,317
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		181,965
U.S. Treasury Inflation Protected Obligations - 6.2%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	95,474	104,510
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13	13,771	14,065
2% 1/15/14	15,794	16,269
4.25% 1/15/10	30,776	34,633
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		169,477
U.S. Treasury Obligations - 6.3%
U.S. Treasury Bonds 8% 11/15/21	23,425	33,753
U.S. Treasury Notes:
2.75% 7/31/06	87,672	86,929
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.375% 9/15/09	$ 25,000	$ 24,665
4.75% 5/15/14	24,460	25,954
TOTAL U.S. TREASURY OBLIGATIONS		171,301
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $512,415)		522,743
U.S. Government Agency - Mortgage Securities - 22.7%

Fannie Mae - 20.3%
3.463% 4/1/34 (g)	1,094	1,097
3.737% 1/1/35 (g)	673	670
3.753% 10/1/33 (c)(g)	455	452
3.797% 6/1/34 (g)	1,921	1,893
3.827% 12/1/34 (g)	133	132
3.83% 1/1/35 (g)	445	444
3.836% 6/1/33 (g)	328	325
3.84% 1/1/35 (g)	1,279	1,283
3.878% 6/1/33 (g)	1,889	1,877
3.878% 11/1/34 (g)	2,803	2,801
3.913% 12/1/34 (g)	425	424
3.941% 10/1/34 (g)	580	579
3.975% 11/1/34 (g)	881	877
3.98% 1/1/35 (g)	581	579
3.984% 5/1/33 (g)	144	144
3.987% 12/1/34 (g)	540	538
4% 7/1/20 (c)(d)	19,868	19,452
4% 1/1/35 (g)	360	359
4.017% 12/1/34 (g)	3,028	3,043
4.021% 12/1/34 (g)	441	439
4.023% 2/1/35 (g)	407	406
4.025% 1/1/35 (g)	815	813
4.029% 1/1/35 (g)	192	192
4.037% 12/1/34 (g)	294	295
4.048% 1/1/35 (g)	391	390
4.052% 2/1/35 (g)	393	393
4.055% 10/1/18 (g)	470	469
4.057% 5/1/34 (g)	196	195
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.072% 12/1/34 (g)	$ 810	$ 814
4.079% 4/1/33 (g)	158	158
4.105% 1/1/35 (g)	868	874
4.115% 2/1/35 (g)	283	284
4.118% 1/1/35 (g)	833	834
4.118% 2/1/35 (g)	279	280
4.12% 2/1/35 (g)	765	767
4.127% 1/1/35 (g)	854	861
4.128% 2/1/35 (g)	1,582	1,585
4.145% 2/1/35 (g)	960	965
4.151% 1/1/35 (g)	1,448	1,452
4.162% 2/1/35 (g)	772	775
4.17% 11/1/34 (g)	714	715
4.197% 1/1/35 (g)	722	726
4.2% 1/1/35 (g)	1,602	1,617
4.202% 1/1/35 (g)	864	862
4.23% 11/1/34 (g)	221	223
4.232% 3/1/34 (g)	400	401
4.25% 2/1/35 (g)	440	438
4.293% 3/1/35 (g)	423	426
4.302% 1/1/35 (g)	579	579
4.305% 8/1/33 (g)	976	985
4.318% 3/1/33 (g)	221	221
4.319% 5/1/35 (g)	667	670
4.324% 12/1/34 (g)	279	281
4.349% 2/1/35 (g)	305	306
4.351% 1/1/35 (g)	454	454
4.357% 1/1/35 (g)	459	462
4.368% 2/1/34 (g)	1,116	1,119
4.4% 2/1/35 (g)	715	716
4.409% 5/1/35 (g)	1,340	1,341
4.437% 11/1/34 (g)	6,928	6,992
4.455% 3/1/35 (g)	625	625
4.479% 4/1/34 (g)	807	812
4.484% 10/1/34 (g)	2,598	2,622
4.493% 8/1/34 (g)	1,542	1,553
4.499% 3/1/35 (g)	1,346	1,350
4.5% 9/1/19 to 12/1/33	115,530	114,748
4.5% 7/1/20 (c)	25,000	24,867
4.5% 5/1/35 (g)	494	499
4.508% 1/1/35 (g)	793	803
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.53% 3/1/35 (g)	$ 1,252	$ 1,257
4.549% 8/1/34 (g)	964	977
4.568% 2/1/35 (g)	3,146	3,183
4.57% 2/1/35 (g)	503	508
4.587% 2/1/35 (g)	4,021	4,060
4.625% 2/1/35 (g)	1,371	1,379
4.639% 2/1/35 (g)	396	402
4.67% 11/1/34 (g)	1,600	1,614
4.694% 11/1/34 (g)	1,599	1,612
4.725% 3/1/35 (g)	4,102	4,163
4.742% 3/1/35 (g)	752	759
4.748% 7/1/34 (g)	1,432	1,437
4.815% 12/1/32 (g)	705	714
5% 7/1/35 (c)	32,500	32,490
5% 8/1/35 (c)	86,500	86,284
5.5% 1/1/09 to 9/1/34	94,763	96,407
6% 4/1/13 to 9/1/32	16,527	16,961
6% 7/1/35 (c)	9,080	9,304
6.5% 10/1/24 to 3/1/34	46,841	48,588
6.5% 7/1/35 (c)	9,756	10,095
7% 5/1/13 to 10/1/32	10,224	10,797
7.5% 1/1/26 to 7/1/29	2,930	3,137
9.5% 4/1/17 to 10/1/18	101	112
TOTAL FANNIE MAE		553,863
Freddie Mac - 1.1%
4.106% 12/1/34 (g)	531	531
4.13% 12/1/34 (g)	749	749
4.232% 1/1/35 (g)	733	733
4.307% 3/1/35 (g)	642	640
4.307% 5/1/35 (g)	1,123	1,126
4.314% 12/1/34 (g)	677	675
4.364% 1/1/35 (g)	1,651	1,661
4.37% 3/1/35 (g)	911	909
4.401% 2/1/35 (g)	1,279	1,277
4.441% 2/1/34 (g)	739	742
4.444% 3/1/35 (g)	570	569
4.491% 3/1/35 (g)	1,721	1,724
4.497% 6/1/35 (g)	900	907
4.498% 3/1/35 (g)	4,390	4,404
4.504% 3/1/35 (g)	700	699
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.564% 2/1/35 (g)	$ 999	$ 1,002
5.034% 4/1/35 (g)	3,788	3,846
5.098% 8/1/33 (g)	312	318
6% 5/1/33	6,163	6,336
8.5% 5/1/25 to 8/1/27	281	307
TOTAL FREDDIE MAC		29,155
Government National Mortgage Association - 1.3%
5.5% 4/15/29 to 5/15/34	9,795	10,013
6% 10/15/08 to 7/15/29	1,168	1,205
6.5% 10/15/27 to 2/15/33	2,050	2,145
7% 3/15/23 to 1/15/33	19,866	21,044
7.5% 12/15/05 to 10/15/27	1,014	1,091
8% 1/15/30 to 6/15/32	74	80
8.5% 8/15/29	105	115
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		35,693
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $614,576)		618,711
Asset-Backed Securities - 7.2%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 5.1644% 11/25/32 (g)	1,920	1,945
Series 2004-HE1:
Class M1, 3.8144% 2/25/34 (g)	975	975
Class M2, 4.4144% 2/25/34 (g)	1,100	1,101
American Express Credit Account Master Trust Series 2004-C Class C, 3.72% 2/15/12 (b)(g)	10,526	10,559
AmeriCredit Automobile Receivables Trust Series 2005-1 Class E, 5.82% 6/6/12 (b)	1,735	1,740
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 3.7444% 4/25/34 (g)	545	545
Class M2, 3.7944% 4/25/34 (g)	425	425
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 3.6% 4/15/33 (g)	688	688
Series 2003-HE7 Class A3, 3.58% 12/15/33 (g)	2,201	2,210
Series 2004-HE2 Class M1, 3.8644% 4/25/34 (g)	2,670	2,676
Bank One Issuance Trust:
Series 2002-C1 Class C1, 4.18% 12/15/09 (g)	3,285	3,322
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bank One Issuance Trust: - continued
Series 2004-B2 Class B2, 4.37% 4/15/12	$ 5,500	$ 5,526
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.77% 2/28/44 (g)	2,620	2,626
Capital Auto Receivables Asset Trust Series 2004-2 Class A2, 3.35% 2/15/08	3,520	3,486
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.9% 7/15/08 (g)	5,185	5,188
Series 2003-B1 Class B1, 4.39% 2/17/09 (g)	7,130	7,181
Series 2003-B2 Class B2, 3.5% 2/17/09	3,750	3,733
Series 2003-B4 Class B4, 4.02% 7/15/11 (g)	3,395	3,452
Series 2004-6 Class B, 4.15% 7/16/12	4,560	4,546
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	3,495	3,464
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 5.2144% 10/25/33 (g)	1,670	1,702
Chase Credit Card Owner Trust Series 2004-1 Class B, 3.42% 5/15/09 (g)	1,855	1,855
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (g)	7,200	7,207
Series 2003-C1 Class C1, 4.2225% 4/7/10 (g)	2,375	2,426
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.8144% 5/25/34 (g)	2,300	2,303
Series 2004-3 Class M1, 3.8144% 6/25/34 (g)	650	651
Series 2005-3 Class MV1, 3.7344% 8/25/35 (g)	4,750	4,745
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1:
Class B, 4.878% 6/15/35 (b)	2,178	2,189
Class C, 5.074% 6/15/35 (b)	1,977	1,986
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 3.9944% 11/25/33 (g)	700	705
Class M2, 5.0644% 11/25/33 (g)	400	411
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.8644% 3/25/34 (g)	175	175
Class M4, 4.2144% 3/25/34 (g)	125	126
Fremont Home Loan Trust Series 2005-A:
Class M1, 3.7444% 1/25/35 (g)	725	724
Class M2, 3.7744% 1/25/35 (g)	1,025	1,024
Class M3, 3.8044% 1/25/35 (g)	550	550
GSAMP Trust:
Series 2004-FM2:
Class M1, 3.8144% 1/25/34 (g)	1,500	1,500
Class M2, 4.4144% 1/25/34 (g)	700	700
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSAMP Trust: - continued
Series 2004-FM2:
Class M3, 4.6144% 1/25/34 (g)	$ 700	$ 700
Series 2004-OPT Class A1, 3.6544% 11/25/34 (g)	3,634	3,644
Home Equity Asset Trust:
Series 2003-2:
Class A2, 3.6944% 8/25/33 (g)	186	186
Class M1, 4.1944% 8/25/33 (g)	1,595	1,614
Series 2003-4:
Class M1, 4.1144% 10/25/33 (g)	2,125	2,142
Class M2, 5.2144% 10/25/33 (g)	2,515	2,548
Household Home Equity Loan Trust Series 2002-2 Class A, 3.39% 4/20/32 (g)	2,271	2,273
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 5.1644% 7/25/33 (g)	2,545	2,600
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 3.58% 1/15/09 (g)	24,500	24,567
Series 2003-B2 Class B2, 3.61% 10/15/10 (g)	625	626
Series 2003-B3 Class B3, 3.595% 1/18/11 (g)	3,295	3,311
Series 2003-B5 Class B5, 3.59% 2/15/11 (g)	5,010	5,050
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.8144% 7/25/34 (g)	925	925
Class M2, 3.8644% 7/25/34 (g)	175	175
Class M3, 4.2644% 7/25/34 (g)	350	350
Class M4, 4.4144% 7/25/34 (g)	235	235
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 4.4144% 12/27/32 (g)	885	897
Series 2003-NC8 Class M1, 4.0144% 9/25/33 (g)	1,330	1,337
Series 2004-NC2 Class M1, 3.8644% 12/25/33 (g)	1,130	1,133
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 4.3144% 1/25/32 (g)	2,700	2,710
Series 2002-NC1 Class M1, 4.1144% 2/25/32 (b)(g)	1,356	1,369
Series 2002-NC3 Class M1, 4.0344% 8/25/32 (g)	723	729
Series 2003-NC2 Class M2, 5.3144% 2/25/33 (g)	1,430	1,454
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (b)(g)(i)	3,540	1,213
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (i)	3,560	1,827
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)	1,800	485
New Century Home Equity Loan Trust Series 2003-2 Class A2, 3.7444% 1/25/33 (g)	388	388
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	3,466	3,432
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.7644% 6/25/34 (g)	$ 650	$ 651
Class M4, 4.2894% 6/25/34 (g)	1,065	1,068
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	1,775	1,766
Saxon Asset Securities Trust Series 2004-1 Class M1, 3.8444% 3/25/35 (g)	1,920	1,920
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	6,300	6,339
Series 2002-4 Class A, 3.35% 8/18/09 (g)	5,500	5,501
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3.96% 6/15/33 (g)	2,165	2,215
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.9144% 11/25/34 (g)	785	789
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.67% 3/15/11 (b)(g)	4,670	4,671
WFS Financial Owner Trust Class 2004-3 Series A3, 3.3% 3/17/09	5,300	5,252
TOTAL ASSET-BACKED SECURITIES (Cost $193,911)		194,459
Collateralized Mortgage Obligations - 8.8%

Private Sponsor - 6.4%
Adjustable Rate Mortgage Trust floater Series 2005-1 Class 5A2, 3.6444% 5/25/35 (g)	4,385	4,390
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3539% 12/25/33 (g)	829	826
Class 2A1, 4.1891% 12/25/33 (g)	2,932	2,914
Series 2003-L Class 2A1, 3.9927% 1/25/34 (g)	5,252	5,199
Series 2004-1 Class 2A2, 4.7334% 10/25/34 (g)	4,348	4,364
Series 2004-B:
Class 1A1, 3.4262% 3/25/34 (g)	1,854	1,839
Class 2A2, 4.1351% 3/25/34 (g)	1,909	1,882
Series 2004-C Class 1A1, 3.3726% 4/25/34 (g)	3,050	3,020
Series 2004-D:
Class 1A1, 3.5639% 5/25/34 (g)	3,867	3,847
Class 2A2, 4.213% 5/25/34 (g)	4,899	4,869
Series 2004-G Class 2A7, 4.6058% 8/25/34 (g)	3,945	3,971
Series 2004-H Class 2A1, 4.5148% 9/25/34 (g)	4,183	4,179
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Bank of America Mortgage Securities, Inc.: - continued
Series 2004-J:
Class 1A2, 4.3271% 11/25/34 (g)	$ 1,594	$ 1,596
Class 2A1, 4.8073% 11/25/34 (g)	6,870	6,902
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 3.5944% 1/25/35 (g)	14,828	14,828
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 3.6844% 4/25/34 (g)	1,035	1,036
Series 2004-AR6 Class 9A2, 3.6844% 10/25/34 (g)	1,776	1,778
Granite Master Issuer PLC floater Series 2005-2 Class M1, 3.5257% 12/20/54 (g)	6,000	5,998
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	697	708
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3199% 5/25/17 (g)	3,561	3,617
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2424% 8/25/17 (g)	2,905	2,999
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2004-E Class A2B, 3.7275% 11/25/29 (g)	3,867	3,860
Series 2004-G Class A2, 3.95% 11/25/29 (g)	1,848	1,852
Series 2005-B Class A2, 3.75% 6/25/30 (g)	3,702	3,702
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.53% 6/25/35 (g)	6,250	6,250
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,717	1,756
Series 2004-SL2 Class A1, 6.5% 10/25/16	656	669
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 4.74% 7/10/35 (b)(g)	4,738	4,827
Class B4, 4.94% 7/10/35 (b)(g)	3,578	3,641
Class B5, 5.54% 7/10/35 (b)(g)	3,385	3,461
Class B6, 6.04% 7/10/35 (b)(g)	1,547	1,582
Series 2003-CB1:
Class B3, 4.64% 6/10/35 (b)(g)	1,628	1,658
Class B4, 4.84% 6/10/35 (b)(g)	1,459	1,484
Class B5, 5.44% 6/10/35 (b)(g)	995	1,017
Class B6, 5.94% 6/10/35 (b)(g)	589	602
Series 2004-A Class B5, 4.89% 2/10/36 (b)(g)	3,931	3,999
Series 2004-B:
Class B4, 4.29% 2/10/36 (b)(g)	591	597
Class B5, 4.74% 2/10/36 (b)(g)	394	400
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater: - continued
Series 2004-B:
Class B6, 5.19% 2/10/36 (b)(g)	$ 98	$ 100
Series 2004-C:
Class B4, 4.14% 9/10/36 (g)	792	800
Class B5, 4.54% 9/10/36 (g)	891	901
Class B6, 4.94% 9/10/36 (g)	99	100
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 3.93% 1/20/35 (g)	7,829	7,849
Series 2004-4 Class A, 3.5881% 5/20/34 (g)	6,545	6,533
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 3.6244% 7/25/35 (g)	8,382	8,382
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	617	641
Series 2004-RA2 Class 2A, 7% 7/25/33	930	954
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4537% 9/25/34 (g)	4,314	4,317
Series 2005-AR10 Class 2A2, 4.111% 6/25/65 (g)	7,343	7,291
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	11,488	11,466
Series 2005-AR9 Class 2A1, 4.3609% 5/25/35 (g)	3,934	3,933
TOTAL PRIVATE SPONSOR		175,386
U.S. Government Agency - 2.4%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2003-81 Class MX, 3.5% 3/25/24	10,000	9,867
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1669 Class H, 6.5% 7/15/23	10,000	10,269
Series 2425 Class JH, 6% 3/15/17	2,425	2,542
Series 2498 Class PD, 5.5% 2/15/16	1,661	1,690
Series 2614 Class TD, 3.5% 5/15/16	10,000	9,728
Series 2760 Class EB, 4.5% 9/15/16	14,583	14,639
Series 2773 Class EG, 4.5% 4/15/19	12,500	12,326
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay Series 2750 Class ZT, 5% 2/15/34	$ 3,126	$ 2,938
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8918% 10/16/23 (g)	745	782
TOTAL U.S. GOVERNMENT AGENCY		64,781
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $238,033)		240,167
Commercial Mortgage Securities - 4.9%

Banc of America Commercial Mortgage, Inc. Series 2005-3 Series A3B, 5.09% 7/10/43 (c)(g)	8,590	8,867
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 3.6744% 4/25/34 (b)(g)	2,871	2,869
Class B, 5.2144% 4/25/34 (b)(g)	338	340
Class M1, 3.8744% 4/25/34 (b)(g)	253	254
Class M2, 4.5144% 4/25/34 (b)(g)	253	255
Series 2004-2 Class A, 3.7444% 8/25/34 (b)(g)	2,672	2,681
Series 2004-3:
Class A1, 3.6844% 1/25/35 (b)(g)	2,997	3,002
Class A2, 3.7344% 1/25/35 (b)(g)	435	436
Class M1, 3.8144% 1/25/35 (b)(g)	532	532
Class M2, 4.3144% 1/25/35 (b)(g)	338	339
Bear Stearns Commercial Mortgage Securities, Inc.:
floater Series 2004-ESA Class A2, 3.5563% 5/14/16 (b)(g)	2,700	2,706
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (b)	1,385	1,409
Series 2004-ESA:
Class B, 4.888% 5/14/16 (b)	2,525	2,570
Class C, 4.937% 5/14/16 (b)	25	25
Class D, 4.986% 5/14/16 (b)	575	586
Class E, 5.064% 5/14/16 (b)	1,785	1,820
Class F, 5.182% 5/14/16 (b)	430	439
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(g)	1,950	2,135
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM floater Series 2002-FL7 Class A2, 3.57% 11/15/14 (b)(g)	$ 674	$ 674
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class B, 3.62% 9/15/14 (b)(g)	790	790
Class D, 3.86% 9/15/14 (b)(g)	245	245
Class E, 3.92% 9/15/14 (b)(g)	330	330
Class F, 4.02% 9/15/14 (b)(g)	260	260
Class G, 4.2% 9/15/14 (b)(g)	595	596
Class H, 4.3% 9/15/14 (b)(g)	630	631
Class J, 4.82% 9/15/14 (b)(g)	215	215
Class K, 5.22% 9/15/14 (b)(g)	340	340
Class L, 5.42% 9/15/14 (b)(g)	275	275
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.45% 4/15/17 (b)(g)	3,025	3,025
Class C, 3.49% 4/15/17 (b)(g)	1,285	1,285
Class D, 3.53% 4/15/17 (b)(g)	1,045	1,045
Class I, 4.07% 4/15/17 (b)(g)	145	145
Class MOA3, 3.52% 3/15/20 (b)(g)	1,960	1,960
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-HC1:
Class A2, 3.72% 12/15/21 (b)(g)	675	675
Class B, 3.97% 12/15/21 (b)(g)	1,745	1,745
Series 2005-TFLA:
Class C, 3.46% 2/15/20 (b)(g)	2,405	2,405
Class E, 3.55% 2/15/20 (b)(g)	875	875
Class F, 3.6% 2/15/20 (b)(g)	745	745
Class G, 3.74% 2/15/20 (b)(g)	215	215
Class H, 3.97% 2/15/20 (b)(g)	305	305
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	235	237
Series 2000-C1 Class A2, 7.545% 4/15/62	3,100	3,482
Series 1997-C2 Class D, 7.27% 1/17/35	1,065	1,156
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	1,810	1,950
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	8,000	9,077
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (b)	1,500	1,539
Class C1, 7.52% 5/15/06 (b)	1,000	1,027
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	$ 6,069	$ 6,677
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	798	835
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	2,430	2,462
Series 2003-22 Class B, 3.963% 5/16/32	4,210	4,126
Series 2003-36 Class C, 4.254% 2/16/31	3,380	3,340
Series 2003-47 Class C, 4.227% 10/16/27	6,085	6,049
Series 2003-59 Class D, 3.654% 10/16/27	6,220	5,975
Series 2003-47 Class XA, 0.0217% 6/16/43 (g)(i)	16,191	784
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.7492% 12/10/41 (g)(i)	4,980	152
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	4,515	5,025
Series 2003-C1 Class A2A, 3.59% 1/10/40	3,130	3,098
Series 1998-GLII Class E, 7.1906% 4/13/31 (g)	490	516
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class B, 7.3% 8/3/15 (b)	990	1,095
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (b)	6,400	5,768
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	2,413	2,537
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (b)	7,000	7,374
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (b)	3,260	3,408
Wachovia Bank Commercial Mortgage Trust:
floater Series 2005-WL5A:
Class KHP1, 3.57% 1/15/18 (b)(g)	745	745
Class KHP2, 3.77% 1/15/18 (b)(g)	745	745
Class KHP3, 4.07% 1/15/18 (b)(g)	880	880
Class KHP4, 4.17% 1/15/18 (b)(g)	685	685
Class KHP5, 4.37% 1/15/18 (b)(g)	790	790
Series 2004-C15:
Class 180A, 5.3979% 10/15/41 (b)(g)	1,885	1,883
Class 180B, 5.3979% 10/15/41 (b)(g)	750	749
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $133,145)		134,212
Municipal Securities - 0.4%
	Principal Amount (000s)	Value (000s)
Chicago Board of Ed. Series A, 5.5% 12/1/25 (AMBAC Insured)	$ 3,000	$ 3,581
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.5% 1/1/29 (FGIC Insured) (c)	1,900	2,289
New Jersey Econ. Dev. Auth. Rev. Series N1, 5.5% 9/1/24 (AMBAC Insured)	3,500	4,187
Univ. of Virginia Univ. Revs. 5% 6/1/37 (c)	1,000	1,073
TOTAL MUNICIPAL SECURITIES (Cost $11,011)		11,130
Foreign Government and Government Agency Obligations - 2.1%

Chilean Republic 7.125% 1/11/12	3,440	3,955
Israeli State 4.625% 6/15/13	3,645	3,611
Korean Republic 4.875% 9/22/14	5,180	5,261
Russian Federation 8.25% 3/31/10 (Reg. S)	3,885	4,235
United Mexican States:
5.875% 1/15/14	5,510	5,750
6.75% 9/27/34	31,455	33,342
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $53,009)		56,154
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $3,037)	3,070	3,437
Fixed-Income Funds - 13.8%
	Shares
Fidelity Ultra-Short Central Fund (h) (Cost $376,000)	3,771,569	375,271
Cash Equivalents - 6.8%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.42%, dated 6/30/05 due 7/1/05) (Cost $184,605)	$ 184,623	$ 184,605
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $2,863,315)		2,900,232
NET OTHER ASSETS - (6.5)%		(176,278)
NET ASSETS - 100%		$ 2,723,954
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swap
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the proportional notional amount (f)	June 2010	$ 13,400	(119)
Receive quarterly a fixed rate of .65% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4, par value of the proportional notional amount (f)	June 2015	13,400	(201)
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to JPMorgan Chase, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)	March 2015	25,000	(255)
Receive quarterly notional amount multiplied by .39% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	3,250	(3)
Receive quarterly notional amount multiplied by .43% and pay Lehman Brothers, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 6.25% 2/1/11	June 2010	13,000	34
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Receive quarterly notional amount multiplied by .52% and pay JPMorgan Chase, Inc. upon default event of Fannie Mae, par value of the notional amount of Fannie Mae 4.625% 5/1/13	June 2010	$ 3,500	$ 23
Receive quarterly notional amount multiplied by .6% and pay Deutsche Bank upon default event of Tyco International Group SA, par value of the notional amount of Tyco International Group SA 6% 11/15/13	June 2010	1,400	7
TOTAL CREDIT DEFAULT SWAP		72,950	(514)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.8043% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2006	20,000	(265)
Receive quarterly a fixed rate equal to 2.9119% and pay quarterly a floating rate based on 3-Month LIBOR with Bank of America	Oct. 2006	40,000	(516)
Receive quarterly a fixed rate equal to 2.966% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2005	50,000	(160)
Receive quarterly a fixed rate equal to 3.177% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Nov. 2006	19,000	(194)
Receive quarterly a fixed rate equal to 3.8915% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Feb. 2008	25,000	(62)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	9,660	474
TOTAL INTEREST RATE SWAP		163,660	(723)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap

Receive Monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Bank of America

	March 2006	$ 25,200	$ 22
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Citibank	Oct. 2005	5,200	0
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	July 2005	5,200	48
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a return based on 1-month LIBOR minus 50 basis points with Citibank	Jan. 2006	25,000	243
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Citibank	Oct. 2005	27,690	0
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Goldman Sachs	July 2005	17,015	71
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	July 2005	10,675	40
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	March 2006	6,785	26
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Bank of America	Dec. 2005	4,800	19
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap - continued

Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 40 basis points with Bank of America

	Nov. 2005	$ 10,400	$ 208
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	July 2005	5,200	129
TOTAL TOTAL RETURN SWAP		143,165	806
		$ 379,775	$ (431)
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $214,279,000 or 7.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $2,864,855,000. Net unrealized appreciation aggregated $35,377,000, of which $47,844,000 related to appreciated investment securities and $12,467,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

The following is a complete listing of investments for Fidelity's fixed-income central fund as of June 30, 2005 which is a direct or indirect investment of Spartan Investment Grade Bond Fund.

Quarterly Report

Fidelity Ultra-Short Central Fund

Investments June 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
3.8594% 9/10/07 (e)	$ 16,665,000	$ 16,664,367
3.8938% 5/24/06 (e)	4,700,000	4,712,070
		21,376,437
Media - 0.7%
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,292,840
Cox Communications, Inc. (Reg. S) 3.95% 12/14/07 (e)	12,140,000	12,204,026
Liberty Media Corp. 4.91% 9/17/06 (e)	16,694,000	16,796,835
Univision Communications, Inc. 2.875% 10/15/06	8,505,000	8,340,428
		45,634,129
TOTAL CONSUMER DISCRETIONARY		67,010,566
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Valero Energy Corp. 7.375% 3/15/06	11,550,000	11,775,341
FINANCIALS - 1.0%
Capital Markets - 0.1%
State Street Capital Trust II 3.7681% 2/15/08 (e)	10,000,000	10,017,720
Commercial Banks - 0.3%
Wells Fargo & Co. 3.4194% 3/10/08 (e)	16,600,000	16,591,916
Consumer Finance - 0.2%
General Motors Acceptance Corp. 4.3948% 10/20/05 (e)	14,765,000	14,777,580
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	700,645
Thrifts & Mortgage Finance - 0.4%
Countrywide Financial Corp. 3.29% 4/11/07 (e)	11,025,000	11,032,376
Residential Capital Corp. 4.835% 6/29/07 (b)(e)	14,150,000	14,155,320
		25,187,696
TOTAL FINANCIALS		67,275,557
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.2%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,461,576
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,722,679
GTE Corp. 6.36% 4/15/06	9,000,000	9,153,927
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services
SBC Communications, Inc. 4.389% 6/5/06 (b)	$ 15,315,000	$ 15,352,522
Sprint Capital Corp. 4.78% 8/17/06	6,000,000	6,043,788
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,529,777
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,163,200
TELUS Corp. yankee 7.5% 6/1/07	6,500,000	6,876,357
		76,303,826
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,620,186
TOTAL TELECOMMUNICATION SERVICES		81,924,012
UTILITIES - 0.4%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 3.63% 4/1/07 (b)(e)	12,800,000	12,802,035
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,371,323
TOTAL UTILITIES		22,173,358
TOTAL NONCONVERTIBLE BONDS (Cost $250,535,679)		250,158,834
U.S. Government Agency Obligations - 0.0%

Fannie Mae 0% 9/28/05 (d) (Cost $991,681)	1,000,000	991,693
Asset-Backed Securities - 34.2%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.6144% 7/25/34 (e)	8,359,948	8,385,212
Series 2004-3 Class 2A4, 3.6644% 10/25/34 (e)	10,915,000	10,950,012
Series 2004-4 Class A2D, 3.6644% 1/25/35 (e)	3,725,124	3,735,485
Series 2005-1:
Class M1, 3.7844% 4/25/35 (e)	11,280,000	11,256,125
Class M2, 4.0044% 4/25/35 (e)	5,275,000	5,277,066
ACE Securities Corp.:
Series 2002-HE1 Class M1, 3.9644% 6/25/32 (e)	1,415,380	1,427,205
Series 2002-HE2 Class M1, 4.1644% 8/25/32 (e)	21,525,000	21,618,289
Series 2003-FM1 Class M2, 5.1644% 11/25/32 (e)	3,015,000	3,054,652
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2003-HS1:
Class M1, 4.0644% 6/25/33 (e)	$ 800,000	$ 803,804
Class M2, 5.0644% 6/25/33 (e)	856,000	871,665
Series 2003-NC1 Class M1, 4.0944% 7/25/33 (e)	1,600,000	1,612,196
Series 2004-HE1:
Class M1, 3.8144% 2/25/34 (e)	2,193,000	2,193,886
Class M2, 4.4144% 2/25/34 (e)	2,475,000	2,476,308
Series 2004-OP1:
Class M1, 3.8344% 4/25/34 (e)	4,420,000	4,424,470
Class M2, 4.3644% 4/25/34 (e)	6,240,000	6,251,288
Series 2005-HE2:
Class M1, 3.7544% 4/25/35 (e)	1,530,000	1,527,957
Class M2, 3.7644% 4/25/35 (e)	1,803,000	1,797,526
Class M3, 3.7944% 4/25/35 (e)	1,040,000	1,038,642
Class M4, 3.9544% 4/25/35 (e)	1,340,000	1,338,262
Series 2005-HE3:
Class A2A, 3.4144% 5/25/35 (e)	8,312,520	8,313,005
Class A2B, 3.5244% 5/25/35 (e)	4,370,000	4,371,054
Series 2005-SD1 Class A1, 3.7144% 11/25/50 (e)	2,812,303	2,813,110
Aesop Funding II LLC Series 2005-1A Class A2, 3.32% 4/20/09 (b)(e)	8,800,000	8,786,800
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.53% 2/15/08 (e)	10,000,000	10,000,447
Series 2002-6 Class B, 3.67% 3/15/10 (e)	5,000,000	5,032,920
Series 2004-1 Class B, 3.47% 9/15/11 (e)	5,775,000	5,800,047
Series 2004-C Class C, 3.72% 2/15/12 (b)(e)	17,992,640	18,049,066
Series 2005-1 Class A, 3.25% 10/15/12 (e)	15,455,000	15,481,417
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,945,750
Series 2003-AM:
Class A3B, 3.52% 6/6/07 (e)	1,217,423	1,217,691
Class A4B, 3.62% 11/6/09 (e)	12,400,000	12,446,754
Series 2003-BX Class A4B, 3.53% 1/6/10 (e)	3,265,000	3,276,632
Series 2003-CF Class A3, 2.75% 10/9/07	14,016,278	13,975,817
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,611,600
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 4.0144% 8/25/32 (e)	5,000,000	5,031,139
Series 2002-AR1 Class M2, 4.6144% 9/25/32 (e)	1,375,489	1,376,951
Series 2003-1:
Class A2, 3.7244% 2/25/33 (e)	606,792	607,135
Class M1, 4.2144% 2/25/33 (e)	3,330,000	3,357,330
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.: - continued
Series 2003-3:
Class M1, 4.1144% 3/25/33 (e)	$ 1,590,000	$ 1,605,547
Class S, 5% 9/25/05 (f)	4,457,447	33,756
Series 2003-6:
Class AV3, 3.6344% 8/25/33 (e)	123,978	123,974
Class M1, 4.0744% 8/25/33 (e)	7,560,000	7,613,321
Class M2, 5.1644% 5/25/33 (e)	2,750,000	2,810,724
Series 2003-AR1 Class M1, 4.4644% 1/25/33 (e)	7,000,000	7,077,685
Series 2004-R2:
Class M1, 3.7444% 4/25/34 (e)	1,230,000	1,229,974
Class M2, 3.7944% 4/25/34 (e)	950,000	949,980
Class M3, 3.8644% 4/25/34 (e)	3,500,000	3,499,926
Class M4, 4.3644% 4/25/34 (e)	4,500,000	4,499,900
Series 2004-R9 Class A3, 3.6344% 10/25/34 (e)	9,340,000	9,361,161
Series 2005-R1:
Class M1, 3.7644% 3/25/35 (e)	5,710,000	5,693,365
Class M2, 3.7944% 3/25/35 (e)	1,925,000	1,919,520
Series 2005-R2 Class M1, 3.7644% 4/25/35 (e)	12,500,000	12,523,620
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.6444% 6/25/32 (e)	2,411,175	2,420,266
Series 2002-BC6 Class M1, 4.0644% 8/25/32 (e)	24,900,000	25,115,527
Series 2002-BC7:
Class M1, 3.89% 10/25/32 (e)	10,000,000	10,075,000
Class M2, 4.2144% 10/25/32 (e)	5,575,000	5,614,254
Series 2003-BC1 Class M2, 4.4144% 1/25/32 (e)	802,109	805,887
ARG Funding Corp.:
Series 2005-1A Class A2, 3.36% 4/20/09 (b)(e)	11,000,000	10,975,938
Series 2005-2A Class A2, 3.2% 5/20/09 (b)(e)	5,200,000	5,190,453
Argent Securities, Inc.:
Series 2003-W3 Class M2, 5.1144% 9/25/33 (e)	20,000,000	20,623,180
Series 2003-W7 Class A2, 3.7044% 3/1/34 (e)	4,816,674	4,827,413
Series 2004-W5 Class M1, 3.9144% 4/25/34 (e)	3,960,000	3,964,857
Series 2004-W7:
Class M1, 3.8644% 5/25/34 (e)	4,085,000	4,084,911
Class M2, 3.9144% 5/25/34 (e)	3,320,000	3,319,928
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2:
Class A2, 3.6% 4/15/33 (e)	1,442,768	1,443,517
Class M1, 4.12% 4/15/33 (c)(e)	11,365,000	11,432,099
Series 2003-HE3:
Class M1, 4.05% 6/15/33 (e)	2,185,000	2,199,785
Class M2, 5.22% 6/15/33 (e)	10,000,000	10,205,774
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE4 Class M2, 5.22% 8/15/33 (e)	$ 5,695,000	$ 5,814,079
Series 2003-HE5 Class A2A, 3.58% 8/15/33 (e)	2,509,591	2,511,330
Series 2003-HE6 Class M1, 3.9644% 11/25/33 (e)	3,475,000	3,493,941
Series 2004-HE2 Class M1, 3.8644% 4/25/34 (e)	6,060,000	6,073,465
Series 2004-HE3:
Class M1, 3.8544% 6/25/34 (e)	1,450,000	1,450,463
Class M2, 4.4344% 6/25/34 (e)	3,350,000	3,350,928
Series 2004-HE6 Class A2, 3.6744% 6/25/34 (e)	18,676,048	18,716,840
Series 2005-HE2:
Class M1, 3.7644% 3/25/35 (e)	8,250,000	8,239,487
Class M2, 3.8144% 3/25/35 (e)	2,065,000	2,066,499
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.6% 12/15/09 (e)	20,655,000	20,744,833
Series 2002-B2 Class B2, 3.56% 5/15/08 (e)	15,000,000	15,003,699
Series 2002-B3 Class B, 3.58% 8/15/08 (e)	14,500,000	14,507,965
Series 2002-C1 Class C1, 4.18% 12/15/09 (e)	7,980,000	8,069,338
Series 2002-C2 Class C2, 4.21% 5/15/08 (e)	35,785,000	35,839,473
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.74% 5/28/44 (e)	8,844,962	8,870,041
Bayview Financial Asset Trust Series 2000-F Class A, 3.82% 9/28/43 (e)	9,917,367	9,932,127
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.77% 2/28/44 (e)	5,988,627	6,000,925
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.8144% 2/25/35 (e)	6,655,000	6,644,371
Class M2, 4.0644% 2/25/35 (e)	2,430,000	2,433,550
Series 2005-HE5 Class 1A1, 3.4244% 6/25/35 (e)	11,483,011	11,483,011
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,139,605	3,114,851
Series 2003-1 Class B, 3.69% 6/15/10 (b)(e)	6,226,579	6,245,407
Series 2003-2 Class B, 3.5% 1/15/09 (e)	2,943,456	2,947,925
Series 2005-1 Class B, 3.595% 6/15/10 (e)	5,725,000	5,725,000
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.5% 1/15/10 (e)	9,630,000	9,657,461
Series 2004-B Class A4, 3.33% 8/15/11 (e)	16,300,000	16,303,141
Capital One Master Trust:
Series 1999-3 Class B, 3.7% 9/15/09 (e)	5,000,000	5,005,452
Series 2001-1 Class B, 3.73% 12/15/10 (e)	19,500,000	19,647,588
Series 2001-8A Class B, 3.77% 8/17/09 (e)	9,585,000	9,637,363
Series 2002-4A Class B, 3.72% 3/15/10 (e)	6,000,000	6,030,504
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.9% 7/15/08 (e)	$ 17,705,000	$ 17,716,894
Series 2003-B1 Class B1, 4.39% 2/17/09 (e)	15,470,000	15,581,177
Capital Trust Ltd. Series 2004-1:
Class A2, 3.71% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 4.01% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 4.36% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.3444% 1/25/32 (e)	4,244,221	4,258,011
Series 2002-HE2 Class M1, 4.0144% 1/25/33 (e)	9,278,431	9,312,691
Series 2002-HE3:
Class M1, 4.4144% 3/25/33 (e)	21,499,948	21,806,888
Class M2, 5.5644% 3/25/33 (e)	9,968,976	10,160,562
Series 2003-HE1:
Class M1, 4.2144% 8/25/33 (e)	1,989,998	1,997,870
Class M2, 5.2644% 8/25/33 (e)	4,369,996	4,431,337
Series 2003-HE2 Class A, 3.6644% 10/25/33 (e)	2,108,537	2,110,146
Series 2003-HE3:
Class M1, 4.0144% 11/25/33 (e)	2,254,989	2,272,810
Class M2, 5.0644% 11/25/33 (e)	1,719,992	1,756,394
Series 2004-HE2 Class M2, 4.5144% 7/26/34 (e)	2,345,000	2,366,648
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.7% 3/16/09 (e)	1,305,000	1,311,703
Series 2002-4 Class B, 3.53% 10/15/07 (e)	12,000,000	11,999,938
Series 2002-6 Class B, 3.57% 1/15/08 (e)	11,850,000	11,853,664
Series 2004-1 Class B, 3.42% 5/15/09 (e)	4,105,000	4,104,784
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (e)	17,500,000	17,518,102
Series 2001-B2 Class B2, 3.8494% 12/10/08 (e)	11,945,000	12,004,410
Series 2002-B1 Class B1, 3.8% 6/25/09 (e)	9,010,000	9,044,790
Series 2002-C1 Class C1, 4.2185% 2/9/09 (e)	17,500,000	17,695,591
Series 2003-B1 Class B1, 3.66% 3/7/08 (e)	25,000,000	25,039,025
Series 2003-C1 Class C1, 4.2225% 4/7/10 (e)	17,785,000	18,170,529
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.7244% 12/25/33 (b)(e)	8,259,013	8,259,870
CNH Wholesale Master Note Trust Series 2005-1:
Class A, 3.43% 6/15/11 (e)	18,000,000	18,000,000
Class B, 3.72% 6/15/11 (e)	2,280,000	2,280,000
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.7444% 5/25/33 (e)	1,700,999	1,705,131
Series 2003-BC1 Class M2, 5.3144% 9/25/32 (e)	11,065,000	11,209,057
Series 2003-SD3 Class A1, 3.7344% 12/25/32 (b)(e)	1,025,975	1,031,632
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-2 Class M1, 3.8144% 5/25/34 (e)	$ 5,200,000	$ 5,207,049
Series 2004-3:
Class 3A4, 3.5644% 8/25/34 (e)	573,199	570,860
Class M1, 3.8144% 6/25/34 (e)	1,475,000	1,476,397
Series 2004-4:
Class A, 3.6844% 8/25/34 (e)	2,764,317	2,766,854
Class M1, 3.7944% 7/25/34 (e)	3,650,000	3,656,675
Class M2, 3.8444% 6/25/34 (e)	4,395,000	4,402,508
Series 2005-1:
Class 1AV2, 3.5144% 7/25/35 (e)	8,780,000	8,779,822
Class M1, 3.7344% 8/25/35 (e)	19,600,000	19,577,779
Class MV1, 3.7144% 7/25/35 (e)	3,135,000	3,132,564
Class MV2, 3.7544% 7/25/35 (e)	3,765,000	3,755,345
Class MV3, 3.7944% 7/25/35 (e)	1,560,000	1,558,847
Series 2005-3 Class MV1, 3.7344% 8/25/35 (e)	11,125,000	11,112,123
Series 2005-AB1 Class A2, 3.5244% 8/25/35 (e)	17,520,000	17,524,322
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.7044% 4/25/34 (e)	2,844,345	2,857,329
Series 2004-FRE1:
Class A2, 3.6644% 4/25/34 (e)	3,034,932	3,034,873
Class M3, 3.9644% 4/25/34 (e)	5,885,000	5,884,873
Discover Card Master Trust I Series 2003-4 Class B1, 3.55% 5/16/11 (e)	8,155,000	8,200,300
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 3.8305% 5/28/35 (e)	7,588,322	7,590,958
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.9944% 11/25/33 (e)	1,300,000	1,310,145
Class M2, 5.0644% 11/25/33 (e)	700,000	719,394
Series 2004-1 Class M2, 4.4144% 1/25/35 (e)	3,700,000	3,743,920
Series 2004-2 Class M2, 4.4644% 7/25/34 (e)	9,890,000	9,889,783
Series 2004-3 Class M5, 4.7644% 8/25/34 (e)	2,000,000	2,035,297
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 3.4044% 3/25/35 (e)	7,715,297	7,715,297
Series 2005-FF2 Class M6, 4.0144% 3/25/35 (e)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.8644% 3/25/34 (e)	400,000	400,959
Class M4, 4.2144% 3/25/34 (e)	300,000	302,824
First USA Credit Card Master Trust Series 2001-4 Class B, 3.59% 1/12/09 (e)	15,000,000	15,032,747
First USA Secured Note Trust Series 2001-3 Class C, 4.14% 11/19/08 (b)(e)	11,580,000	11,661,421
Asset-Backed Securities - continued
	Principal Amount	Value
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.65% 10/15/07 (e)	$ 19,600,000	$ 19,680,505
Ford Credit Floorplan Master Owner Trust Series 2005-1:
Class A, 3.3338% 5/17/10 (e)	5,500,000	5,500,000
Class B, 3.6238% 5/17/10 (e)	2,625,000	2,625,000
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.5344% 2/25/34 (e)	2,940,774	2,940,718
Class M1, 3.7644% 2/25/34 (e)	750,000	749,984
Class M2, 3.8144% 2/25/34 (e)	800,000	799,983
Series 2004-C Class 2A2, 3.8644% 8/25/34 (e)	10,000,000	10,103,864
Series 2005-A:
Class 2A2, 3.5544% 2/25/35 (e)	11,850,000	11,867,098
Class M1, 3.7444% 1/25/35 (e)	1,603,000	1,600,464
Class M2, 3.7744% 1/25/35 (e)	2,325,000	2,322,363
Class M3, 3.8044% 1/25/35 (e)	1,250,000	1,250,426
Class M4, 3.9944% 1/25/35 (e)	925,000	927,957
GE Business Loan Trust Series 2003-1 Class A, 3.65% 4/15/31 (b)(e)	5,570,991	5,609,431
GE Capital Credit Card Master Note Trust Series 2005-2 Class B, 3.5% 6/15/11 (e)	6,475,000	6,475,000
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.32% 8/15/08 (e)	1,520,000	1,521,620
Class C, 4.02% 8/15/08 (e)	5,580,000	5,603,347
Series 6 Class B, 3.41% 2/17/09 (e)	1,030,000	1,031,103
Series 8 Class C, 3.6721% 6/15/10 (e)	18,450,000	18,450,000
GSAMP Trust:
Series 2002-HE Class M1, 4.51% 11/20/32 (e)	2,882,888	2,930,625
Series 2002-NC1:
Class A2, 3.6344% 7/25/32 (e)	463,934	466,389
Class M1, 3.9544% 7/25/32 (e)	8,861,000	8,929,137
Series 2003-FM1 Class M1, 4.08% 3/20/33 (e)	15,000,000	15,148,805
Series 2004-FM1:
Class M1, 3.9644% 11/25/33 (e)	2,865,000	2,864,938
Class M2, 4.7144% 11/25/33 (e)	1,975,000	2,007,647
Series 2004-FM2:
Class M1, 3.8144% 1/25/34 (e)	3,500,000	3,499,924
Class M2, 4.4144% 1/25/34 (e)	1,500,000	1,499,967
Class M3, 4.6144% 1/25/34 (e)	1,500,000	1,499,966
Series 2004-HE1:
Class M1, 3.8644% 5/25/34 (e)	4,045,000	4,044,912
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2004-HE1:
Class M2, 4.4644% 5/25/34 (e)	$ 1,750,000	$ 1,769,191
Series 2005-FF2 Class M5, 3.9444% 3/25/35 (e)	3,500,000	3,500,000
Series 2005-HE2 Class M, 3.7444% 3/25/35 (e)	8,780,000	8,753,122
Series 2005-NC1 Class M1, 3.7644% 2/25/35 (e)	9,010,000	8,990,716
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.3944% 5/25/30 (b)(e)	14,000,000	13,986,428
Home Equity Asset Trust:
Series 2002-2 Class M1, 4.1144% 6/25/32 (e)	10,000,000	10,016,100
Series 2002-3 Class A5, 3.7544% 2/25/33 (e)	1,158,022	1,160,508
Series 2002-4 Class A3, 3.7944% 3/25/33 (e)	1,855,993	1,857,161
Series 2002-5:
Class A3, 3.8344% 5/25/33 (e)	3,256,182	3,262,945
Class M1, 4.5144% 5/25/33 (e)	13,800,000	13,972,496
Series 2003-1:
Class A2, 3.7844% 6/25/33 (e)	4,914,023	4,918,497
Class M1, 4.3144% 6/25/33 (e)	5,700,000	5,728,355
Series 2003-2:
Class A2, 3.6944% 8/25/33 (e)	260,553	261,518
Class M1, 4.1944% 8/25/33 (e)	2,245,000	2,271,177
Series 2003-3:
Class A2, 3.6744% 8/25/33 (e)	1,823,775	1,830,861
Class M1, 4.1744% 8/25/33 (e)	8,185,000	8,273,381
Series 2003-4:
Class M1, 4.1144% 10/25/33 (e)	3,415,000	3,442,388
Class M2, 5.2144% 10/25/33 (e)	4,040,000	4,093,584
Series 2003-5:
Class A2, 3.6644% 12/25/33 (e)	6,842,270	6,869,349
Class M1, 4.0144% 12/25/33 (e)	3,175,000	3,195,806
Class M2, 5.0444% 12/25/33 (e)	1,345,000	1,379,112
Series 2003-7 Class A2, 3.6944% 3/25/34 (e)	3,687,641	3,696,345
Series 2004-2 Class A2, 3.6044% 7/25/34 (e)	6,503,412	6,503,414
Series 2004-3:
Class M1, 3.8844% 8/25/34 (e)	2,015,000	2,021,063
Class M2, 4.5144% 8/25/34 (e)	2,200,000	2,238,915
Series 2004-4 Class A2, 3.6344% 10/25/34 (e)	8,915,147	8,950,427
Series 2004-6 Class A2, 3.6644% 12/25/34 (e)	10,120,663	10,154,746
Series 2004-7 Class A3, 3.7044% 1/25/35 (e)	3,100,442	3,116,372
Series 2005-1:
Class M1, 3.7444% 5/25/35 (e)	9,705,000	9,701,022
Class M2, 3.7644% 5/25/35 (e)	5,780,000	5,764,785
Class M3, 3.8144% 5/25/35 (e)	5,825,000	5,810,025
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-2:
Class 2A2, 3.5144% 7/25/35 (e)	$ 13,170,000	$ 13,169,733
Class M1, 3.7644% 7/25/35 (e)	10,085,000	10,074,894
Series 2005-3 Class M1, 3.7244% 8/25/35 (e)	9,450,000	9,415,016
Series 2005-5 Class 2A2, 3.65% 11/25/35 (c)(e)	15,000,000	15,000,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.51% 8/15/08 (e)	10,000,000	10,014,008
Household Credit Card Master Trust I Series 2002-1 Class B, 3.87% 7/15/08 (e)	22,589,000	22,616,360
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.39% 4/20/32 (e)	3,414,440	3,418,303
Series 2002-3 Class A, 3.54% 7/20/32 (e)	2,738,511	2,742,441
Series 2003-1 Class M, 3.72% 10/20/32 (e)	812,529	813,641
Series 2003-2:
Class A, 3.42% 9/20/33 (e)	3,050,101	3,056,504
Class M, 3.67% 9/20/33 (e)	1,434,308	1,437,607
Series 2004-1 Class M, 3.78% 9/20/33 (e)	2,879,581	2,885,256
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.74% 2/20/33 (e)	1,864,203	1,870,236
Series 2004-HC1:
Class A, 3.44% 2/20/34 (e)	5,654,606	5,670,472
Class M, 3.59% 2/20/34 (e)	3,418,795	3,418,632
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.77% 1/18/11 (e)	8,850,000	8,868,781
Series 2002-2:
Class A, 3.39% 1/18/11 (e)	9,000,000	9,013,122
Class B, 3.77% 1/18/11 (e)	14,275,000	14,360,399
Series 2002-3 Class B, 4.47% 9/15/09 (e)	4,150,000	4,161,925
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.46% 12/17/07 (e)	3,195,701	3,196,577
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.5644% 6/25/35 (e)	12,252,265	12,254,579
Class M1, 3.7844% 6/25/35 (e)	4,100,000	4,094,793
Class M2, 3.8044% 6/25/35 (e)	2,775,000	2,766,993
Class M3, 3.8344% 6/25/35 (e)	1,975,000	1,973,353
Keycorp Student Loan Trust Series 1999-A Class A2, 3.8% 12/27/09 (e)	16,169,548	16,230,137
Long Beach Mortgage Loan Trust:
Series 2003-2:
Class AV, 3.6344% 6/25/33 (e)	352,682	352,901
Class M1, 4.1344% 6/25/33 (e)	19,500,000	19,631,260
Series 2003-3 Class M1, 4.0644% 7/25/33 (e)	7,770,000	7,829,859
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2004-2:
Class M1, 3.8444% 6/25/34 (e)	$ 4,275,000	$ 4,285,581
Class M2, 4.3944% 6/25/34 (e)	2,800,000	2,834,387
Series 2005-2 Class 2A2, 3.4944% 4/25/35 (e)	12,000,000	12,002,858
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 4.0444% 4/25/33 (e)	3,500,000	3,521,406
Class M2, 5.1644% 4/25/33 (e)	1,500,000	1,537,195
Series 2004-FRE1 Class M1, 3.8644% 7/25/34 (e)	5,223,000	5,241,185
MBNA Asset Backed Note Trust Series 2000-K Class C, 4.02% 3/17/08 (b)(e)	7,250,000	7,261,600
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.595% 10/15/08 (e)	30,000,000	30,049,410
Series 2001-B2 Class B2, 3.58% 1/15/09 (e)	30,353,000	30,436,249
Series 2002-B2 Class B2, 3.6% 10/15/09 (e)	20,000,000	20,090,756
Series 2002-B3 Class B3, 3.62% 1/15/08 (e)	15,000,000	15,002,861
Series 2002-B4 Class B4, 3.72% 3/15/10 (e)	14,800,000	14,918,045
Series 2003-B2 Class B2, 3.61% 10/15/10 (e)	1,530,000	1,531,608
Series 2003-B3 Class B3, 3.595% 1/18/11 (e)	1,130,000	1,135,525
Series 2003-B5 Class B5, 3.59% 2/15/11 (e)	705,000	710,603
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (e)	7,800,000	7,846,794
Series 1998-G Class B, 3.62% 2/17/09 (e)	20,000,000	20,046,944
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.8144% 7/25/34 (e)	2,125,000	2,124,955
Class M2, 3.8644% 7/25/34 (e)	375,000	374,992
Class M3, 4.2644% 7/25/34 (e)	775,000	774,983
Class M4, 4.4144% 7/25/34 (e)	525,000	524,989
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 4.0144% 7/25/34 (e)	2,321,000	2,332,395
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.4144% 11/25/32 (e)	2,370,000	2,449,090
Series 2003-NC5 Class M2, 5.3144% 4/25/33 (e)	2,800,000	2,835,830
Series 2003-NC6 Class M2, 5.2644% 6/27/33 (e)	12,835,000	13,181,553
Series 2003-NC7 Class M1, 4.0144% 6/25/33 (e)	1,785,000	1,791,921
Series 2003-NC8 Class M1, 4.0144% 9/25/33 (e)	2,350,000	2,363,187
Series 2004-HE6 Class A2, 3.6544% 8/25/34 (e)	7,802,123	7,831,202
Series 2004-NC2 Class M1, 3.8644% 12/25/33 (e)	2,595,000	2,601,203
Series 2004-NC6 Class A2, 3.6544% 7/25/34 (e)	3,452,160	3,462,311
Series 2005-1:
Class M2, 3.7844% 12/25/34 (e)	4,425,000	4,419,535
Class M3, 3.8344% 12/25/34 (e)	4,000,000	3,999,911
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2005-HE1:
Class A3B, 3.5344% 12/25/34 (e)	$ 3,885,000	$ 3,890,233
Class M1, 3.7644% 12/25/34 (e)	1,100,000	1,102,737
Class M2, 3.7844% 12/25/34 (e)	2,970,000	2,967,478
Series 2005-HE2:
Class M1, 3.7144% 1/25/35 (e)	2,665,000	2,671,682
Class M2, 3.7544% 1/25/35 (e)	1,900,000	1,894,449
Series 2005-NC1:
Class M1, 3.7544% 1/25/35 (e)	2,425,000	2,432,936
Class M2, 3.7844% 1/25/35 (e)	2,425,000	2,422,000
Class M3, 3.8244% 1/25/35 (e)	2,425,000	2,426,896
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 4.1644% 2/25/32 (e)	1,510,288	1,514,755
Class M2, 4.7144% 2/25/32 (e)	7,945,298	7,977,868
Series 2001-NC4:
Class M1, 4.3144% 1/25/32 (e)	3,827,881	3,841,541
Class M2, 4.9644% 1/25/32 (e)	19,314	19,396
Series 2002-AM3 Class A3, 3.8044% 2/25/33 (e)	1,586,279	1,590,349
Series 2002-HE1 Class M1, 3.9144% 7/25/32 (e)	2,700,000	2,727,883
Series 2002-HE2 Class M1, 4.0144% 8/25/32 (e)	9,925,000	9,974,310
Series 2002-NC3 Class A3, 3.6544% 8/25/32 (e)	571,031	572,622
Series 2002-OP1 Class M1, 4.0644% 9/25/32 (e)	1,545,000	1,554,507
Series 2003-NC1:
Class M1, 4.3644% 11/25/32 (e)	2,555,000	2,573,719
Class M2, 5.3644% 11/25/32 (e)	1,880,000	1,900,498
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.7444% 1/25/33 (e)	539,711	540,005
Class M2, 5.3144% 1/25/33 (e)	4,600,000	4,670,525
Series 2003-6 Class M1, 4.0344% 1/25/34 (e)	5,180,000	5,206,852
Series 2005-1:
Class M1, 3.7644% 3/25/35 (e)	4,395,000	4,392,787
Class M2, 3.7944% 3/25/35 (e)	4,395,000	4,388,003
Class M3, 3.8344% 3/25/35 (e)	2,120,000	2,121,599
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.23% 6/15/09 (e)	14,442,708	14,456,785
Series 2004-A Class A4A, 3.16% 6/15/10 (e)	10,570,000	10,583,829
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.7644% 6/25/34 (e)	1,450,000	1,451,194
Class M4, 4.2894% 6/25/34 (e)	2,435,000	2,440,769
Asset-Backed Securities - continued
	Principal Amount	Value
Ocala Funding LLC Series 2005-1A Class A, 4.59% 3/20/10 (b)(e)	$ 3,675,000	$ 3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.9444% 9/25/34 (e)	2,940,000	2,950,582
Class M2, 3.9944% 9/25/34 (e)	1,755,000	1,765,227
Class M3, 4.5644% 9/25/34 (e)	3,355,000	3,397,833
Class M4, 4.7644% 9/25/34 (e)	4,700,000	4,769,501
Series 2004-WCW2 Class A2, 3.6944% 10/25/34 (e)	8,804,816	8,831,218
Series 2005-WCH1:
Class A3B, 3.5344% 1/25/35 (e)	2,775,000	2,780,826
Class M2, 3.8344% 1/25/35 (e)	4,175,000	4,168,005
Class M3, 3.8744% 1/25/35 (e)	3,290,000	3,293,945
Class M5, 4.1944% 1/25/35 (e)	3,095,000	3,106,058
Series 2005-WHQ2 Class M7, 4.5644% 5/25/35 (e)	5,950,000	5,927,875
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.4244% 9/25/24 (e)	8,099,803	8,099,803
Class M4, 3.9444% 5/25/35 (e)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 3.92% 6/15/09 (b)(e)	15,000,000	15,048,476
Residental Asset Securities Corp. Series 2005-KS4 Class M2, 3.8944% 4/25/35 (e)	1,040,000	1,036,751
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.5644% 10/25/34 (e)	5,500,000	5,570,041
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.7144% 4/25/33 (e)	926,361	930,885
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.8444% 3/25/35 (e)	4,415,000	4,416,040
Series 2004-2 Class MV1, 3.8944% 8/25/35 (e)	4,495,000	4,504,193
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.645% 2/15/10 (e)	10,000,000	9,985,726
Series 2002-4:
Class A, 3.35% 8/18/09 (e)	27,000,000	27,003,437
Class B, 3.645% 8/18/09 (e)	33,300,000	33,308,681
Series 2002-5 Class B, 4.47% 11/17/09 (e)	30,000,000	30,080,496
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.8344% 2/25/34 (e)	2,910,000	2,909,940
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.9144% 11/25/34 (e)	1,810,000	1,819,628
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.6744% 2/25/34 (e)	1,089,223	1,089,202
Asset-Backed Securities - continued
	Principal Amount	Value
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.67% 3/15/11 (b)(e)	$ 10,835,000	$ 10,838,386
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 4.46% 6/15/10 (e)	6,840,000	6,840,000
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.7444% 9/25/34 (e)	3,402,166	3,422,780
Series 2003-6HE Class A1, 3.7844% 11/25/33 (e)	1,904,581	1,908,990
TOTAL ASSET-BACKED SECURITIES (Cost $2,214,914,059)		2,222,787,493
Collateralized Mortgage Obligations - 16.5%

Private Sponsor - 13.7%
Adjustable Rate Mortgage Trust floater:
Series 2004-2 Class 7A3, 3.7144% 2/25/35 (e)	9,898,941	9,923,009
Series 2004-4 Class 5A2, 3.7144% 3/25/35 (e)	3,957,393	3,965,687
Series 2005-1 Class 5A2, 3.6444% 5/25/35 (e)	6,540,369	6,547,269
Series 2005-2:
Class 6A2, 3.5944% 6/25/35 (e)	3,188,441	3,189,812
Class 6M2, 3.7944% 6/25/35 (e)	10,145,000	10,137,320
Series 2005-3 Class 8A2, 3.5544% 7/25/35 (e)	20,140,471	20,131,811
Series 2005-4 Class 7A2, 3.5444% 8/25/35 (e)	9,473,014	9,466,724
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 3.5944% 1/25/35 (e)	21,298,769	21,298,769
Series 2005-2 Class 1A1, 3.5644% 3/25/35 (e)	15,519,718	15,519,718
Series 2005-5 Class 1A1, 3.5344% 7/25/35 (e)	19,341,853	19,329,764
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.7144% 5/25/33 (e)	5,853,248	5,856,597
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.7144% 9/25/34 (e)	10,895,057	10,885,139
Series 2005-1 Class 2A1, 3.6044% 3/25/35 (e)	15,142,009	15,142,009
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 3.7144% 3/25/34 (e)	5,700,913	5,697,884
Series 2004-AR3 Class 6A2, 3.6844% 4/25/34 (e)	2,367,595	2,370,062
Series 2004-AR4 Class 5A2, 3.6844% 5/25/34 (e)	2,191,758	2,190,471
Series 2004-AR5 Class 11A2, 3.6844% 6/25/34 (e)	3,322,162	3,315,384
Series 2004-AR6 Class 9A2, 3.6844% 10/25/34 (e)	4,293,962	4,297,783
Series 2004-AR7 Class 6A2, 3.6944% 8/25/34 (e)	6,286,136	6,292,480
Series 2004-AR8 Class 8A2, 3.6944% 9/25/34 (e)	4,981,846	4,991,204
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.95% 12/25/34 (e)	4,804,970	4,801,017
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 3.51% 12/21/24 (e)	$ 5,300,000	$ 5,299,835
Class B1, 3.56% 12/20/54 (e)	7,050,000	7,048,073
Class M1, 3.66% 12/20/54 (e)	5,300,000	5,298,551
Series 2005-2 Class C1, 3.7857% 12/20/54 (e)	7,975,000	7,972,508
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.64% 3/20/44 (e)	1,415,000	1,415,382
Class 1C, 4.33% 3/20/44 (e)	4,075,000	4,094,234
Class 1M, 3.84% 3/20/44 (e)	1,875,000	1,877,288
Series 2004-2:
Class 1A2, 3.5% 6/20/28 (e)	5,384,259	5,384,385
Class 1B, 3.6% 6/20/44 (e)	1,018,055	1,018,361
Class 1C, 4.13% 6/20/44 (e)	3,706,295	3,725,493
Class 1M, 3.71% 6/20/44 (e)	2,722,846	2,726,495
Series 2004-3:
Class 1B, 3.59% 9/20/44 (e)	2,100,000	2,100,630
Class 1C, 4.02% 9/20/44 (e)	5,415,000	5,429,079
Class 1M, 3.7% 9/20/44 (e)	1,200,000	1,200,720
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 3.48% 5/19/35 (e)	11,843,481	11,841,704
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.9406% 7/15/40 (e)	2,560,000	2,565,639
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (e)	25,000,000	24,997,070
Class B, 3.3106% 7/15/40 (e)	2,695,000	2,696,684
Class C, 3.8606% 7/15/40 (e)	10,280,000	10,328,193
Home Equity Asset Trust floater Series 2005-3 Class 2A1, 3.4044% 8/25/35 (e)	7,720,092	7,717,405
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.7644% 10/25/34 (e)	4,663,233	4,682,935
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 3.6844% 3/25/35 (e)	9,028,482	9,026,719
Series 2004-6 Class 1A2, 3.7044% 10/25/34 (e)	3,733,563	3,740,163
Series 2005-1:
Class M1, 3.7744% 4/25/35 (e)	3,315,607	3,312,110
Class M2, 3.8144% 4/25/35 (e)	5,804,648	5,800,340
Class M3, 3.8444% 4/25/35 (e)	1,424,310	1,422,808
Class M4, 4.0644% 4/25/35 (e)	840,577	841,463
Class M5, 4.0844% 4/25/35 (e)	840,577	840,412
Class M6, 4.1344% 4/25/35 (e)	1,344,922	1,344,660
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater:
Series 2005-2 Class 1A2, 3.6244% 4/25/35 (e)	$ 13,531,019	$ 13,520,448
Series 2005-3 Class A1, 3.5544% 8/25/35 (e)	15,557,852	15,530,504
Series 2005-4 Class 1B1, 4.6144% 6/25/35 (e)	5,470,241	5,466,822
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.5844% 3/25/35 (e)	14,197,414	14,188,541
Series 2004-6 Class 4A2, 4.1762% 7/25/34 (e)	5,969,000	5,950,399
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.7044% 3/25/28 (e)	8,594,284	8,647,315
Series 2003-B Class A1, 3.6544% 4/25/28 (e)	8,264,666	8,316,147
Series 2003-D Class A, 3.6244% 8/25/28 (e)	7,940,746	7,962,172
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	11,077,109	11,069,919
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	13,438,427	13,451,811
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	12,340,053	12,317,108
Series 2004-B Class A2, 3.79% 6/25/29 (e)	9,436,003	9,418,862
Series 2004-C Class A2, 3.95% 7/25/29 (e)	13,726,770	13,705,717
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	10,731,883	10,732,010
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	8,929,924	8,913,824
Class A2D, 3.9175% 11/25/29 (e)	2,076,726	2,086,055
Series 2004-G Class A2, 3.95% 11/25/29 (e)	4,011,084	4,019,179
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,320,773	11,312,099
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.7544% 10/25/32 (e)	333,632	333,706
Class M1, 4.1644% 10/25/32 (e)	5,000,000	5,019,399
MortgageIT Trust floater:
Series 2004-2:
Class A1, 3.6844% 12/25/34 (e)	5,056,789	5,064,451
Class A2, 3.7644% 12/25/34 (e)	6,841,002	6,882,304
Series 2005-2 Class 1A1, 3.5744% 5/25/35 (e)	5,209,705	5,205,840
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 3.53% 6/25/35 (e)	19,225,000	19,225,000
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 4.5594% 6/10/42 (e)	1,745,000	1,748,929
Permanent Financing No. 3 PLC floater Series 2 Class C, 4.4294% 6/10/42 (e)	4,845,000	4,893,450
Permanent Financing No. 4 PLC floater Series 2 Class C, 4.0994% 6/10/42 (e)	15,400,000	15,475,485
Permanent Financing No. 5 PLC floater:
Series 2 Class C, 4.0294% 6/10/42 (e)	4,215,000	4,236,075
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 5 PLC floater: - continued
Series 3 Class C, 4.1994% 6/10/42 (e)	$ 8,890,000	$ 8,978,900
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 3.7294% 6/10/42 (e)	4,000,000	4,000,625
Class 2C, 3.8294% 6/10/42 (e)	5,350,000	5,348,537
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.4694% 6/10/42 (e)	2,000,000	1,999,375
Class 1C, 3.6594% 6/10/42 (e)	3,840,000	3,838,800
Class 2C, 3.7094% 6/10/42 (e)	8,065,000	8,054,919
Permanent Financing No. 8 PLC floater Series 8:
Class 1C, 3.7475% 6/10/42 (e)	7,165,000	7,165,000
Class 2C, 3.8175% 6/10/42 (e)	9,945,000	9,945,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	4,835,186	4,945,893
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.99% 3/10/35 (b)(e)	5,501,525	5,584,048
Class B5, 5.54% 3/10/35 (b)(e)	5,693,563	5,825,462
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.8144% 11/25/34 (e)	3,214,871	3,227,670
Series 2003-RP2 Class A1, 3.76438% 6/25/33 (b)(e)	4,086,281	4,101,563
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	11,915,714	11,905,052
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	10,431,577	10,428,108
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	6,749,575	6,741,869
Series 2004-10 Class A4, 3.6681% 11/20/34 (e)	11,089,730	11,086,393
Series 2004-3 Class A, 3.5463% 5/20/34 (e)	11,391,136	11,323,447
Series 2004-4 Class A, 3.5881% 5/20/34 (e)	14,399,179	14,372,476
Series 2004-5 Class A3, 3.77% 6/20/34 (e)	9,724,742	9,730,820
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	8,890,305	8,893,561
Class A3B, 3.16% 7/20/34 (e)	1,111,288	1,111,499
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	8,266,938	8,253,658
Class A3B, 3.4525% 7/20/34 (e)	1,487,592	1,492,020
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	15,041,009	15,030,468
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	7,904,171	7,903,183
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	14,409,586	14,409,586
Series 2005-3 Class A1, 3.29% 5/20/35 (e)	9,524,697	9,524,697
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 3.6244% 7/25/35 (e)	11,359,849	11,359,849
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.7144% 9/25/33 (b)(e)	$ 2,679,939	$ 2,681,604
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.6844% 9/25/34 (e)	22,937,610	22,994,154
WAMU Mortgage pass thru certificates floater Series 2005-AR6 Class 2A-1A, 3.32% 4/25/45 (e)	6,196,915	6,196,846
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.7061% 8/25/34 (e)	19,880,000	19,814,279
Series 2005-AR12 Class 2A1, 4.322% 7/25/35 (e)	33,270,000	33,134,781
TOTAL PRIVATE SPONSOR		887,196,965
U.S. Government Agency - 2.8%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.76% 11/18/30 (e)	1,127,706	1,136,608
Series 2000-40 Class FA, 3.8144% 7/25/30 (e)	2,594,547	2,605,963
Series 2002-89 Class F, 3.6144% 1/25/33 (e)	3,790,778	3,796,629
target amortization class Series G94-2 Class D, 6.45% 1/25/24	4,918,251	5,066,631
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.66% 8/18/31 (e)	2,564,476	2,573,571
Series 2001-44 Class FB, 3.6144% 9/25/31 (e)	2,342,006	2,349,733
Series 2001-46 Class F, 3.66% 9/18/31 (e)	6,744,977	6,786,575
Series 2002-11 Class QF, 3.8144% 3/25/32 (e)	4,705,954	4,743,656
Series 2002-36 Class FT, 3.8144% 6/25/32 (e)	1,544,949	1,558,856
Series 2002-64 Class FE, 3.61% 10/18/32 (e)	2,343,592	2,353,349
Series 2002-65 Class FA, 3.6144% 10/25/17 (e)	2,730,892	2,735,932
Series 2002-74 Class FV, 3.7644% 11/25/32 (e)	8,632,464	8,699,480
Series 2003-11:
Class DF, 3.7644% 2/25/33 (e)	3,245,663	3,269,974
Class EF, 3.7644% 2/25/33 (e)	2,682,370	2,694,472
Series 2003-63 Class F1, 3.6144% 11/25/27 (e)	6,495,420	6,501,538
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	1,386,143	1,386,473
Series 2001-56 Class KD, 6.5% 7/25/30	100,829	100,599
Series 2001-62 Class PG, 6.5% 10/25/30	4,845,309	4,865,548
Series 2001-76 Class UB, 5.5% 10/25/13	1,758,412	1,761,629
Series 2002-16 Class QD, 5.5% 6/25/14	388,840	390,560
Series 2002-28 Class PJ, 6.5% 3/25/31	5,566,508	5,577,635
Series 2002-8 Class PD, 6.5% 7/25/30	4,158,342	4,182,068
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac:
floater Series 2510 Class FE, 3.62% 10/15/32 (e)	$ 6,204,151	$ 6,242,139
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	1,943,329	1,944,363
Series 2353 Class PC, 6.5% 9/15/15	1,586,624	1,592,341
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.42% 7/15/31 (e)	5,372,860	5,370,901
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.57% 7/15/17 (e)	4,702,504	4,721,471
Series 2526 Class FC, 3.62% 11/15/32 (e)	3,774,187	3,790,590
Series 2538 Class FB, 3.62% 12/15/32 (e)	6,827,624	6,868,303
Series 2551 Class FH, 3.67% 1/15/33 (e)	3,426,715	3,441,696
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	13,125,616	13,203,789
Series 2394 Class ND, 6% 6/15/27	1,879,305	1,885,099
Series 2395 Class PE, 6% 2/15/30	6,545,234	6,598,462
Series 2398 Class DK, 6.5% 1/15/31	464,116	465,236
Series 2410 Class ML, 6.5% 12/15/30	2,521,384	2,536,692
Series 2420 Class BE, 6.5% 12/15/30	3,237,712	3,252,158
Series 2443 Class TD, 6.5% 10/15/30	3,491,877	3,514,935
Series 2461 Class PG, 6.5% 1/15/31	3,191,720	3,239,313
Series 2466 Class EC, 6% 10/15/27	528,496	527,856
Series 2483 Class DC, 5.5% 7/15/14	3,004,894	3,008,684
Series 2556 Class PM, 5.5% 2/15/16	1,805,219	1,805,108
Series 2557 Class MA, 4.5% 7/15/16	214,062	213,776
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,316,479	372,984
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,943,803
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	792,044	793,009
Series 2480 Class QW, 5.75% 2/15/30	1,234,119	1,234,219
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.5863% 5/16/23 (e)	3,071,343	3,084,469
Series 2001-50 Class FV, 3.4363% 9/16/27 (e)	9,323,822	9,323,255
Series 2002-24 Class FX, 3.7863% 4/16/32 (e)	2,722,359	2,749,802
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2002-31 Class FW, 3.6363% 6/16/31 (e)	$ 3,737,581	$ 3,759,211
Series 2002-5 Class KF, 3.6363% 8/16/26 (e)	699,687	700,551
TOTAL U.S. GOVERNMENT AGENCY		183,321,694
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,071,448,706)		1,070,518,659
Commercial Mortgage Securities - 5.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 7.44% 8/3/10 (b)(e)	5,025,000	5,040,702
Class D, 7.54% 8/3/10 (b)(e)	6,695,000	6,716,211
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 3.54% 11/15/15 (b)(e)	5,038,226	5,042,176
Series 2005-BOCA:
Class H, 4.17% 12/15/16 (b)(e)	2,065,000	2,063,412
Class J, 4.32% 12/15/16 (b)(e)	1,020,000	1,019,216
Class K, 4.57% 12/15/16 (b)(e)	6,659,000	6,653,890
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.8944% 8/25/33 (b)(e)	6,791,715	6,846,898
Series 2003-2:
Class A, 3.8944% 12/25/33 (b)(e)	14,008,794	14,140,127
Class M1, 4.1644% 12/25/33 (b)(e)	2,279,706	2,314,614
Series 2004-1:
Class A, 3.6744% 4/25/34 (b)(e)	6,501,617	6,497,046
Class B, 5.2144% 4/25/34 (b)(e)	675,493	679,715
Class M1, 3.8744% 4/25/34 (b)(e)	591,056	592,349
Class M2, 4.5144% 4/25/34 (b)(e)	506,620	510,023
Series 2004-2:
Class A, 3.7444% 8/25/34 (b)(e)	6,388,504	6,407,720
Class M1, 3.8944% 8/25/34 (b)(e)	2,059,930	2,068,137
Series 2004-3:
Class A1, 3.6844% 1/25/35 (b)(e)	6,670,117	6,682,502
Class A2, 3.7344% 1/25/35 (b)(e)	927,050	928,770
Class M1, 3.8144% 1/25/35 (b)(e)	1,111,686	1,112,918
Class M2, 4.3144% 1/25/35 (b)(e)	725,013	727,250
Series 2005-2A:
Class M1, 3.73% 8/25/35 (b)(e)	1,300,000	1,300,000
Class M2, 3.78% 8/25/35 (b)(e)	2,140,000	2,140,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-2A:
Class M3, 3.8% 8/25/35 (b)(e)	$ 1,185,000	$ 1,185,000
Class M4, 3.91% 8/25/35 (b)(e)	1,090,000	1,090,000
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class JFCM, 4.8163% 4/14/15 (b)(e)	1,344,296	1,351,164
Class JMM, 4.7163% 4/14/15 (b)(e)	1,384,053	1,385,546
Class KFCM, 5.0663% 4/14/15 (b)(e)	1,436,661	1,444,386
Class KMM, 4.9663% 4/14/15 (b)(e)	1,253,767	1,255,355
Class LFCM, 5.4663% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.7663% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2004-BBA3 Class E, 3.92% 6/15/17 (b)(e)	10,415,000	10,417,439
Series 2004-ESA Class A2, 3.5563% 5/14/16 (b)(e)	6,565,000	6,579,102
Series 2004-HS2A:
Class E, 4.1163% 1/14/16 (b)(e)	1,725,000	1,729,026
Class F, 4.2663% 1/14/16 (b)(e)	1,125,000	1,127,624
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.66% 12/12/13 (b)(e)	896,672	897,707
Class C, 4.01% 12/12/13 (b)(e)	1,793,345	1,802,130
COMM floater:
Series 2001-FL5A Class E, 4.72% 11/15/13 (b)(e)	3,049,546	3,048,543
Series 2002-FL6:
Class F, 4.67% 6/14/14 (b)(e)	11,163,000	11,195,041
Class G, 5.12% 6/14/14 (b)(e)	5,000,000	5,002,821
Series 2002-FL7 Class A2, 3.57% 11/15/14 (b)(e)	942,949	943,093
Series 2003-FL9 Class B, 3.72% 11/15/15 (b)(e)	11,685,731	11,717,735
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.52% 9/15/14 (b)(e)	3,570,000	3,574,097
Class G, 4.2% 9/15/14 (b)(e)	1,345,000	1,346,535
Class H, 4.3% 9/15/14 (b)(e)	1,430,000	1,431,631
Class J, 4.82% 9/15/14 (b)(e)	490,000	490,557
Class K, 5.22% 9/15/14 (b)(e)	770,000	770,872
Class L, 5.42% 9/15/14 (b)(e)	625,000	624,966
Series 2004-HTL1:
Class B, 3.67% 7/15/16 (b)(e)	495,920	496,354
Class D, 3.77% 7/15/16 (b)(e)	1,126,858	1,127,147
Class E, 3.97% 7/15/16 (b)(e)	806,607	807,020
Class F, 4.02% 7/15/16 (b)(e)	853,603	854,271
Class H, 4.52% 7/15/16 (b)(e)	2,475,018	2,477,461
Class J, 4.67% 7/15/16 (b)(e)	951,356	952,294
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-HTL1:
Class K, 5.57% 7/15/16 (b)(e)	$ 1,070,893	$ 1,070,834
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.45% 4/15/17 (b)(e)	7,080,000	7,080,000
Class C, 3.49% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.53% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.59% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.63% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.77% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.84% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 4.07% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.52% 3/15/20 (b)(e)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.97% 12/15/11 (b)(e)	3,720,000	3,699,834
Series 2002-TFLA Class C, 3.82% 11/18/12 (b)(e)	3,675,000	3,674,868
Series 2003-TF2A Class A2, 3.54% 11/15/14 (b)(e)	9,500,000	9,503,999
Series 2004-FL1 Class B, 3.67% 5/15/14 (b)(e)	11,230,000	11,237,131
Series 2004-HC1:
Class A2, 3.72% 12/15/21 (b)(e)	1,475,000	1,474,997
Class B, 3.97% 12/15/21 (b)(e)	3,835,000	3,834,958
Series 2004-TF2A Class E, 3.64% 11/15/19 (b)(e)	4,450,000	4,457,120
Series 2004-TFL1:
Class A2, 3.41% 2/15/14 (b)(e)	7,005,000	7,007,892
Class E, 3.77% 2/15/14 (b)(e)	2,800,000	2,807,098
Class F, 3.82% 2/15/14 (b)(e)	2,325,000	2,331,334
Class G, 4.07% 2/15/14 (b)(e)	1,875,000	1,881,806
Class H, 4.32% 2/15/14 (b)(e)	1,400,000	1,405,143
Class J, 4.62% 2/15/14 (b)(e)	750,000	754,577
Series 2005-TF2A Class F, 3.72% 11/15/19 (b)(e)	1,540,000	1,542,462
Series 2005-TFLA:
Class C, 3.46% 2/15/20 (b)(e)	5,650,000	5,649,989
Class E, 3.55% 2/15/20 (b)(e)	2,055,000	2,054,996
Class F, 3.6% 2/15/20 (b)(e)	1,745,000	1,744,997
Class G, 3.74% 2/15/20 (b)(e)	505,000	504,999
Class H, 3.97% 2/15/20 (b)(e)	715,000	714,999
sequential pay Series 1997-C2 Class A2, 6.52% 1/17/35	538,310	543,883
Series 2003-TFLA Class G, 3.735% 4/15/13 (b)(e)	446,933	445,329
Commercial Mortgage Securities - continued
	Principal Amount	Value
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.94% 2/11/11 (b)(e)	$ 331,546	$ 331,161
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 6.34% 7/5/18 (b)(e)	1,995,146	1,995,146
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.7% 5/28/20 (b)(e)	2,781,325	2,781,734
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.5785% 4/10/15 (b)(e)	8,245,000	8,150,339
JP Morgan Chase Commercial Mortgage Security Corp.:
floater Series 2005-FL1A:
Class WH, 3.97% 6/15/19 (b)(e)	3,325,000	3,324,701
Class WJ, 4.17% 6/15/19 (b)(e)	2,045,000	2,044,816
Class WK, 4.57% 6/15/19 (b)(e)	3,065,000	3,064,724
Series 2005-FL1A Class WX1, 1.2068% 6/15/19 (b)(e)(f)	240,000,000	2,448,000
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.34% 7/11/15 (b)(e)	813,387	813,371
Class H, 6.21% 7/11/15 (b)(e)	8,267,264	8,287,932
Series 2003-LLFA:
Class A2, 3.6063% 12/16/14 (b)(e)	11,700,000	11,709,247
Class B, 3.8163% 12/16/14 (b)(e)	4,615,000	4,628,090
Class C, 3.9163% 12/16/14 (b)(e)	4,982,000	4,999,638
Morgan Stanley Dean Witter Capital I Trust floater Series 2002-XLF Class F, 5.24% 8/5/14 (b)(e)	7,604,857	7,604,835
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 4.02% 2/15/13 (b)(e)	10,495,000	10,250,561
Class D, 4.02% 2/15/13 (b)(e)	4,000,000	3,869,390
Series 2003-CDCA:
Class HEXB, 5.12% 2/15/15 (b)(e)	770,000	770,963
Class JEXB, 5.32% 2/15/15 (b)(e)	1,300,000	1,301,625
Class KEXB, 5.72% 2/15/15 (b)(e)	960,000	961,200
Series 2000-NL1 Class E, 6.8307% 10/15/30 (b)(e)	3,681,529	3,697,989
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.56% 5/15/09 (b)(e)	18,000,000	18,011,858
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.78% 3/24/18 (b)(e)	7,403,405	7,403,405
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.4% 3/15/14 (b)(e)	3,510,000	3,511,739
Class E, 3.72% 3/15/14 (b)(e)	2,190,000	2,193,358
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust floater: - continued
Series 2004-WHL3:
Class F, 3.77% 3/15/14 (b)(e)	$ 1,755,000	$ 1,757,646
Class G, 3.87% 3/15/14 (b)(e)	875,000	877,050
Series 2005-WL5A:
Class KHP1, 3.57% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP2, 3.77% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP3, 4.07% 1/15/18 (b)(e)	2,060,000	2,060,000
Class KHP4, 4.17% 1/15/18 (b)(e)	1,600,000	1,600,000
Class KHP5, 4.37% 1/15/18 (b)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $376,893,035)		376,948,094
Cash Equivalents - 39.9%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 3.42%, dated 6/30/05 due 7/1/05) (h)	$ 1,924,917,068	1,924,734,000
With:
Banc of America Securities LLC at 3.49%, dated 6/30/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $160,512,225, 1.87%- 7.06%, 8/25/18 - 7/10/39)	153,014,833	153,000,000
Cash Equivalents - continued
	Maturity Amount	Value
With: - continued
Goldman Sachs & Co. at 3.54%, dated 5/24/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $272,866,345, 2.15%- 7%, 2/15/24 - 1/1/46) (e)(g)	$ 265,990,217	$ 265,000,000
Wachovia Securities, Inc. at 3.51%, dated 6/30/05 due 7/1/05 (Collateralized by Mortgage Loan Obligations valued at $255,000,000, 3.57%- 8.45%, 1/25/34 - 4/25/45)	250,024,375	250,000,000
TOTAL CASH EQUIVALENTS (Cost $2,592,734,000)		2,592,734,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $6,507,517,160)		6,514,138,773
NET OTHER ASSETS - (0.3)%		(19,378,753)
NET ASSETS - 100%		$ 6,494,760,020
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
73 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 72,275,475	$ (19,032)
49 Eurodollar 90 Day Index Contracts	March 2006	48,511,225	(18,514)
32 Eurodollar 90 Day Index Contracts	June 2006	31,679,600	(17,753)
27 Eurodollar 90 Day Index Contracts	Sept. 2006	26,728,650	(13,683)
26 Eurodollar 90 Day Index Contracts	Dec. 2006	25,737,075	(15,154)
24 Eurodollar 90 Day Index Contracts	March 2007	23,756,700	(14,671)
17 Eurodollar 90 Day Index Contracts	June 2007	16,826,600	(12,943)
16 Eurodollar 90 Day Index Contracts	Sept. 2007	15,836,000	(12,089)
15 Eurodollar 90 Day Index Contracts	Dec. 2007	14,844,938	(11,097)
15 Eurodollar 90 Day Index Contracts	March 2008	14,844,375	(11,485)
8 Eurodollar 90 Day Index Contracts	June 2008	7,916,400	(1,082)
7 Eurodollar 90 Day Index Contracts	Sept. 2008	6,926,238	(466)
TOTAL EURODOLLAR CONTRACTS			(147,969)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerChrysler NA Holding Corp., par value of the notional amount of DaimlerChrysler NA Holding Corp. 6.5% 11/15/13, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (101,594)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	96,896
TOTAL CREDIT DEFAULT SWAP		24,000,000	(4,698)
Total Return Swap
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Dec. 2005	30,000,000	41,664
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 10 basis point with Lehman Brothers, Inc.	Oct. 2005	48,200,000	0
TOTAL TOTAL RETURN SWAP		78,200,000	41,664
		$ 102,200,000	$ 36,966
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $570,038,673 or 8.8% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $991,693.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,924,734,000 due 7/1/05 at 3.42%
Banc of America, National Association	$140,910,856
Bank of America Securities LLC.	553,075,109
Barclays Capital Inc.	352,277,139
Countrywide Securities Corporation	140,910,856
Credit Suisse First Boston LLC	105,683,142
Goldman Sachs & Co.	35,227,714
Morgan Stanley & Co. Incorporated.	406,880,096
UBS Securities LLC	140,910,856
WestLB AG	48,858,232
$ 1,924,734,000
Income Tax Information

At June 30, 2005, the aggregate cost of investment securities for income tax purposes was $6,507,125,706. Net unrealized appreciation aggregated $7,013,067, of which $11,548,754 related to appreciated investment securities and $4,535,687 related to depreciated investment securities.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 18, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 18, 2005